UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Harold R. Loftin, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-4640

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Quarterly N-Q

September 30, 2015 (Unaudited)

	INSTITUTIONAL	INVESTOR
DATE TARGET FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
MyDestination 2055 Fund		GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund		GFIZX
Balanced Allocation Fund		GGIZX
Growth Allocation Fund		GCOZX
Aggressive Allocation Fund		GGBZX
Conservative Allocation Fund I	GFIYX	
Balanced Allocation Fund I	GGIYX	
Growth Allocation Fund I	GCOYX	
Aggressive Allocation Fund I	GGBYX	
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund	GIPYX	GIPZX
Global Bond Fund	GGBEX	GGBFX
Flexible Income Fund		GFLZX
Defensive Market Strategies Fund	GDMYX	GDMZX
Real Assets Fund		GRAZX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund	GREYX	GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Index Fund	GIIYX	
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX
Global Natural Resources Equity Fund		GNRZX

GuideStone® Funds

ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depositary Receipt
CDO	—	Collateralized Debt Obligation
CDX	—	A series of indices that track North American and emerging market credit derivative indexes.
CETIP	—	Latin America’s largest central depository for securities and derivatives.
CLO	—	Collateralized Loan Obligation
CMBX	—	A group of indices made up of 25 tranches of commercial mortgage-backed securities (CMBS), each with different credit ratings.
CONV	—	Convertible
CVA	—	Dutch Certificate
EURIBOR	—	Euro Interbank Offered Rate
GDR	—	Global Depositary Receipt
IO	—	Interest Only (Principal amount shown is notional)
iTraxx	—	A group of international credit derivative indices that are monitored by the International Index Company (IIC).iTraxx indices cover credit derivatives markets in Europe, Asia and Australia.
KLIBOR	—	Kuala Lumpur Interbank Offer Rate
KORIBOR	—	Korea Interbank Offer Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LOC	—	Letter of Credit
LP	—	Limited Partnership
MXN-	—	The Equilibrium Interbank Interest Rate (“TIIE”)
TIIE-		represents interbank credit transactions in local
Banxico		currency (MXN).
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STRIP	—	Stripped Security
TBA	—	To be announced
TIPS	—	Treasury Inflation Protected Security.
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of September 30, 2015, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Money Market	$475,656,417	38.78%
Low-Duration Bond	198,725,098	23.38
Medium-Duration Bond	110,244,641	12.35
Extended-Duration Bond	15,766,081	5.90
Global Bond	80,796,475	20.49
Defensive Market Strategies	36,615,385	6.30
Small Cap Equity	1	—
International Equity Index	116,475	0.12
International Equity	5,769,654	0.48
Emerging Markets Equity	2,126,293	0.78
Real Estate Securities	699,335	0.28
Flexible Income Fund	4,779,284	3.32

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Rates shown reflect the effective yields as of September 30, 2015.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
S	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
+	—	Security is valued at fair value by the Valuation Committee (see Note 1 in Notes to Schedules of Investments). As of September 30, 2015, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Money Market
Low-Duration Bond	$—	—%
Medium-Duration Bond	8,150,005	0.91
Global Bond	3,138,495	0.80
Defensive Market Strategies	6,513,677	1.12
Small Cap Equity	1	—
International Equity Index	40,324	0.04
International Equity	—	—
Emerging Markets Equity	69,901	0.03

2

ABBREVIATIONS AND FOOTNOTES

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(K)	—	Par is denominated in Norwegian Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Dominican Peso (DOP).
(X)	—	Par is denominated in Colombian Peso (COP).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(Y)	—	Par is denominated in Chinese Yuan (CNY).

COUNTERPARTY ABBREVIATIONS:

BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CITIG	—	Counterparty to contract is Citigroup.
CME	—	Counterparty to contract is Chicago Mercantile Exchange.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Pollock.

3

MYDESTINATION 2005 FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	1,541,152	$1,541,152
GuideStone Low-Duration Bond Fund (Institutional Class)¥	4,345,928	36,592,718
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	1,432,192	9,781,872
GuideStone Global Bond Fund (Institutional Class)¥	256,460	2,408,160
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	839,552	9,478,539
GuideStone Equity Index Fund (Institutional Class)¥	348,858	2,944,363
GuideStone Value Equity Fund (Institutional Class)¥	361,193	2,918,438
GuideStone Growth Equity Fund (Institutional Class)¥	283,469	2,922,569
GuideStone Small Cap Equity Fund (Institutional Class)¥	121,028	997,271
GuideStone International Equity Fund (Institutional Class)¥	342,541	3,418,557
GuideStone International Equity Index Fund (Institutional Class)*¥	195,618	1,705,792
GuideStone Emerging Market Equity Fund (Institutional Class)¥	183,053	1,349,104
GuideStone Inflation Protected Bond Fund (Investor Class)*¥	924,830	9,303,789
GuideStone Flexible Income Fund (Investor Class)¥	478,534	4,603,495
GuideStone Real Estate Securities Fund (Institutional Class)¥	97,826	939,132
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	332,112	1,786,760
Credit Suisse Commodity Return Strategy Fund*	364,857	1,835,230

Total Mutual Funds (Cost $99,791,304)		94,526,941

TOTAL INVESTMENTS — 99.9% (Cost $99,791,304)		94,526,941
Other Assets in Excess of Liabilities — 0.1%		51,384

NET ASSETS — 100.0%		$94,578,325

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$94,526,941	$94,526,941	$—	$—

Total Assets — Investments in Securities	$94,526,941	$94,526,941	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(1,691)	$(1,691)	$—	$—

Total Liabilities — Other Financial Instruments	$(1,691)	$(1,691)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

4	See Notes to Schedules of Investments.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	6,532,920	$6,532,920
GuideStone Low-Duration Bond Fund (Institutional Class)¥	7,210,681	60,713,934
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	8,721,675	59,569,039
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	1,738,239	7,126,782
GuideStone Global Bond Fund (Institutional Class)¥	2,340,644	21,978,644
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	7,227,345	81,596,723
GuideStone Equity Index Fund (Institutional Class)¥	2,867,946	24,205,462
GuideStone Value Equity Fund (Institutional Class)¥	2,919,430	23,588,993
GuideStone Growth Equity Fund (Institutional Class)¥	2,294,613	23,657,460
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,142,653	9,415,460
GuideStone International Equity Fund (Institutional Class)¥	2,795,833	27,902,417
GuideStone International Equity Index Fund (Institutional Class)*¥	1,543,826	13,462,160
GuideStone Emerging Market Equity Fund (Institutional Class)¥	1,330,683	9,807,131
GuideStone Inflation Protected Bond Fund (Investor Class)*¥	4,754,501	47,830,277
GuideStone Flexible Income Fund (Investor Class)¥	2,434,606	23,420,912
GuideStone Real Estate Securities Fund (Institutional Class)¥	502,503	4,824,028
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,231,876	6,627,491
Credit Suisse Commodity Return Strategy Fund*	1,684,137	8,471,210

Total Mutual Funds (Cost $497,998,183)		460,731,043

TOTAL INVESTMENTS — 100.0% (Cost $497,998,183)		460,731,043
Other Assets in Excess of Liabilities — 0.0%		131,351

NET ASSETS — 100.0%		$460,862,394

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$460,731,043	$460,731,043	$—	$—

Total Assets — Investments in Securities	$460,731,043	$460,731,043	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(50,562)	$(50,562)	$—	$—

Total Liabilities — Other Financial Instruments	$(50,562)	$(50,562)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	5

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	10,818,290	$10,818,290
GuideStone Low-Duration Bond Fund (Institutional Class)¥	5,225,455	43,998,330
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	9,864,707	67,375,951
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	4,241,068	17,388,378
GuideStone Global Bond Fund (Institutional Class)¥	4,113,961	38,630,098
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	10,429,515	117,749,230
GuideStone Equity Index Fund (Institutional Class)¥	5,879,666	49,624,381
GuideStone Value Equity Fund (Institutional Class)¥	5,944,324	48,030,142
GuideStone Growth Equity Fund (Institutional Class)¥	4,809,037	49,581,168
GuideStone Small Cap Equity Fund (Institutional Class)¥	2,427,400	20,001,779
GuideStone International Equity Fund (Institutional Class)¥	5,919,060	59,072,218
GuideStone International Equity Index Fund (Institutional Class)*¥	3,198,167	27,888,019
GuideStone Emerging Market Equity Fund (Institutional Class)¥	3,151,036	23,223,136
GuideStone Inflation Protected Bond Fund (Investor Class)*¥	2,889,605	29,069,422
GuideStone Flexible Income Fund (Investor Class)¥	1,236,372	11,893,902
GuideStone Real Estate Securities Fund (Institutional Class)¥	1,875,360	18,003,458
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	2,606,281	14,021,793
Credit Suisse Commodity Return Strategy Fund*	3,708,353	18,653,013

Total Mutual Funds (Cost $734,801,861)		665,022,708

TOTAL INVESTMENTS — 99.9% (Cost $734,801,861)		665,022,708
Other Assets in Excess of Liabilities — 0.1%		344,032

NET ASSETS — 100.0%		$665,366,740

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$665,022,708	$665,022,708	$—	$—

Total Assets — Investments in Securities	$665,022,708	$665,022,708	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(112,010)	$(112,010)	$—	$—

Total Liabilities — Other Financial Instruments	$(112,010)	$(112,010)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

6	See Notes to Schedules of Investments.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	8,732,210	$8,732,210
GuideStone Low-Duration Bond Fund (Institutional Class)¥	388,630	3,272,268
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	3,102,347	21,189,033
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	955,064	3,915,763
GuideStone Global Bond Fund (Institutional Class)¥	3,366,749	31,613,769
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	592,390	6,688,087
GuideStone Equity Index Fund (Institutional Class)¥	5,226,321	44,110,145
GuideStone Value Equity Fund (Institutional Class)¥	5,301,896	42,839,321
GuideStone Growth Equity Fund (Institutional Class)¥	4,298,602	44,318,588
GuideStone Small Cap Equity Fund (Institutional Class)¥	2,638,668	21,742,627
GuideStone International Equity Fund (Institutional Class)¥	5,456,533	54,456,203
GuideStone International Equity Index Fund (Institutional Class)*¥	3,095,757	26,995,005
GuideStone Emerging Market Equity Fund (Institutional Class)¥	2,927,700	21,577,147
GuideStone Real Estate Securities Fund (Institutional Class)¥	1,290,306	12,386,934
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,650,233	8,878,251
Credit Suisse Commodity Return Strategy Fund*	2,376,231	11,952,442

Total Mutual Funds (Cost $414,944,849)		364,667,793

TOTAL INVESTMENTS — 99.9% (Cost $414,944,849)		364,667,793
Other Assets in Excess of Liabilities — 0.1%		375,410

NET ASSETS — 100.0%		$365,043,203

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$364,667,793	$364,667,793	$—	$—

Total Assets — Investments in Securities	$364,667,793	$364,667,793	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(106,139)	$(106,139)	$—	$—

Total Liabilities — Other Financial Instruments	$(106,139)	$(106,139)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	7

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	5,763,581	$5,763,581
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	232,981	1,591,257
GuideStone Global Bond Fund (Institutional Class)¥	1,792,135	16,828,151
GuideStone Equity Index Fund (Institutional Class)¥	4,255,683	35,917,962
GuideStone Value Equity Fund (Institutional Class)¥	4,372,723	35,331,602
GuideStone Growth Equity Fund (Institutional Class)¥	3,440,205	35,468,512
GuideStone Small Cap Equity Fund (Institutional Class)¥	2,356,209	19,415,162
GuideStone International Equity Fund (Institutional Class)¥	4,511,183	45,021,610
GuideStone International Equity Index Fund (Institutional Class)*¥	2,520,486	21,978,634
GuideStone Emerging Market Equity Fund (Institutional Class)¥	2,419,243	17,829,824
GuideStone Real Estate Securities Fund (Institutional Class)¥	930,124	8,929,192
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,372,292	7,382,932
Credit Suisse Commodity Return Strategy Fund*	1,741,698	8,760,742

Total Mutual Funds (Cost $299,164,190)		260,219,161

TOTAL INVESTMENTS — 99.9% (Cost $299,164,190)		260,219,161
Other Assets in Excess of Liabilities — 0.1%		288,144

NET ASSETS — 100.0%		$260,507,305

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$260,219,161	$260,219,161	$—	$—

Total Assets — Investments in Securities	$260,219,161	$260,219,161	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(85,720)	$(85,720)	$—	$—

Total Liabilities — Other Financial Instruments	$(85,720)	$(85,720)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

8	See Notes to Schedules of Investments.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	707,922	$707,922
GuideStone Global Bond Fund (Institutional Class)¥	170,353	1,599,613
GuideStone Equity Index Fund (Institutional Class)¥	530,927	4,481,025
GuideStone Value Equity Fund (Institutional Class)¥	557,858	4,507,492
GuideStone Growth Equity Fund (Institutional Class)¥	427,728	4,409,878
GuideStone Small Cap Equity Fund (Institutional Class)¥	301,299	2,482,704
GuideStone International Equity Fund (Institutional Class)¥	569,197	5,680,583
GuideStone International Equity Index Fund (Institutional Class)*¥	325,415	2,837,615
GuideStone Emerging Market Equity Fund (Institutional Class)¥	305,182	2,249,194
GuideStone Real Estate Securities Fund (Institutional Class)¥	112,362	1,078,671
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	183,046	984,787
Credit Suisse Commodity Return Strategy Fund*	214,597	1,079,422

Total Mutual Funds (Cost $36,685,383)		32,098,906

TOTAL INVESTMENTS — 99.9% (Cost $36,685,383)		32,098,906
Other Assets in Excess of Liabilities — 0.1%		26,083

NET ASSETS — 100.0%		$32,124,989

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$32,098,906	$32,098,906	$—	$—

Total Assets — Investments in Securities	$32,098,906	$32,098,906	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(8,498)	$(8,498)	$—	$—

Total Liabilities — Other Financial Instruments	$(8,498)	$(8,498)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	9

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	5,049,854	$5,049,854
GuideStone Low-Duration Bond Fund (Institutional Class)¥	14,592,925	122,872,431
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	4,898,827	33,458,989
GuideStone Global Bond Fund (Institutional Class)¥	852,525	8,005,213
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	2,347,936	26,508,203
GuideStone Value Equity Fund (Institutional Class)¥	1,570,305	12,688,065
GuideStone Growth Equity Fund (Institutional Class)¥	1,236,139	12,744,590
GuideStone Small Cap Equity Fund (Institutional Class)¥	339,796	2,799,916
GuideStone International Equity Fund (Institutional Class)¥	1,409,642	14,068,228
GuideStone Emerging Market Equity Fund (Institutional Class)¥	472,895	3,485,233
GuideStone Inflation Protected Bond Fund (Investor Class)*¥	2,910,116	29,275,767
GuideStone Flexible Income Fund (Investor Class)¥	1,534,547	14,762,339
GuideStone Real Estate Securities Fund (Institutional Class)¥	310,605	2,981,804
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,439,200	7,742,898

Total Mutual Funds (Cost $314,317,405)		296,443,530

TOTAL INVESTMENTS — 100.0% (Cost $314,317,405)		296,443,530
Other Assets in Excess of Liabilities — 0.0%		7,653

NET ASSETS — 100.0%		$296,451,183

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$296,443,530	$296,443,530	$—	$—

Total Assets — Investments in Securities	$296,443,530	$296,443,530	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(17,086)	$(17,086)	$—	$—

Total Liabilities — Other Financial Instruments	$(17,086)	$(17,086)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

10	See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	27,434,809	$27,434,809
GuideStone Low-Duration Bond Fund (Institutional Class)¥	16,905,620	142,345,322
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	27,989,260	191,166,644
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	12,607,895	51,692,368
GuideStone Global Bond Fund (Institutional Class)¥	10,322,753	96,930,646
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	8,438,023	95,265,274
GuideStone Value Equity Fund (Institutional Class)¥	12,635,119	102,091,759
GuideStone Growth Equity Fund (Institutional Class)¥	9,794,261	100,978,835
GuideStone Small Cap Equity Fund (Institutional Class)¥	2,653,382	21,863,867
GuideStone International Equity Fund (Institutional Class)¥	11,752,012	117,285,083
GuideStone Emerging Market Equity Fund (Institutional Class)¥	3,748,263	27,624,698
GuideStone Inflation Protected Bond Fund (Investor Class)*¥	7,269,625	73,132,426
GuideStone Flexible Income Fund (Investor Class)¥	3,860,947	37,142,309
GuideStone Real Estate Securities Fund (Institutional Class)¥	3,474,173	33,352,063
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	9,913,424	53,334,223

Total Mutual Funds (Cost $1,293,233,944)		1,171,640,326

TOTAL INVESTMENTS — 99.9% (Cost $1,293,233,944)		1,171,640,326
Other Assets in Excess of Liabilities — 0.1%		618,999

NET ASSETS — 100.0%		$1,172,259,325

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,171,640,326	$1,171,640,326	$—	$—

Total Assets — Investments in Securities	$1,171,640,326	$1,171,640,326	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(221,853)	$(221,853)	$—	$—

Total Liabilities — Other Financial Instruments	$(221,853)	$(221,853)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	11

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	20,850,583	$20,850,583
GuideStone Low-Duration Bond Fund (Institutional Class)¥	7,514,045	63,268,262
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	12,640,509	86,334,676
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	5,553,252	22,768,334
GuideStone Global Bond Fund (Institutional Class)¥	4,625,881	43,437,025
GuideStone Value Equity Fund (Institutional Class)¥	18,317,129	148,002,403
GuideStone Growth Equity Fund (Institutional Class)¥	14,320,782	147,647,267
GuideStone Small Cap Equity Fund (Institutional Class)¥	3,855,518	31,769,472
GuideStone International Equity Fund (Institutional Class)¥	17,018,283	169,842,462
GuideStone Emerging Market Equity Fund (Institutional Class)¥	5,610,447	41,348,994
GuideStone Real Estate Securities Fund (Institutional Class)¥	3,343,527	32,097,861
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	7,598,507	40,879,968

Total Mutual Funds (Cost $966,891,330)		848,247,307

TOTAL INVESTMENTS — 99.9% (Cost $966,891,330)		848,247,307
Other Assets in Excess of Liabilities — 0.1%		861,297

NET ASSETS — 100.0%		$849,108,604

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$848,247,307	$848,247,307	$—	$—

Total Assets — Investments in Securities	$848,247,307	$848,247,307	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(210,534)	$(210,534)	$—	$—

Total Liabilities — Other Financial Instruments	$(210,534)	$(210,534)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

12	See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	16,325,213	$16,325,213
GuideStone Value Equity Fund (Institutional Class)¥	25,049,717	202,401,712
GuideStone Growth Equity Fund (Institutional Class)¥	19,598,912	202,064,786
GuideStone Small Cap Equity Fund (Institutional Class)¥	5,440,914	44,833,128
GuideStone International Equity Fund (Institutional Class)¥	23,736,279	236,888,064
GuideStone Emerging Market Equity Fund (Institutional Class)¥	8,290,115	61,098,146

Total Mutual Funds (Cost $869,855,010)		763,611,049

TOTAL INVESTMENTS — 99.9% (Cost $869,855,010)		763,611,049
Other Assets in Excess of Liabilities — 0.1%		873,287

NET ASSETS — 100.0%		$764,484,336

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$763,611,049	$763,611,049	$—	$—

Total Assets — Investments in Securities	$763,611,049	$763,611,049	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(301,814)	$(301,814)	$—	$—

Total Liabilities — Other Financial Instruments	$(301,814)	$(301,814)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	13

CONSERVATIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	991,307	$991,307
GuideStone Low-Duration Bond Fund (Institutional Class)¥	3,511,324	29,565,344
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	1,178,734	8,050,757
GuideStone Global Bond Fund (Institutional Class)¥	204,734	1,922,456
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	564,986	6,378,690
GuideStone Value Equity Fund (Institutional Class)¥	377,850	3,053,027
GuideStone Growth Equity Fund (Institutional Class)¥	297,224	3,064,379
GuideStone Small Cap Equity Fund (Institutional Class)¥	81,636	672,680
GuideStone International Equity Fund (Institutional Class)¥	338,941	3,382,635
GuideStone Emerging Market Equity Fund (Institutional Class)¥	113,465	836,240
GuideStone Inflation Protected Bond Fund (Investor Class)*¥	700,226	7,044,278
GuideStone Flexible Income Fund (Investor Class)¥	369,166	3,551,378
GuideStone Real Estate Securities Fund (Institutional Class)¥	74,509	715,288
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	345,639	1,859,536

Total Mutual Funds (Cost $75,420,061)		71,087,995

TOTAL INVESTMENTS — 100.0% (Cost $75,420,061)		71,087,995
Other Assets in Excess of Liabilities — 0.0%		35,500

NET ASSETS — 100.0%		$71,123,495

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$71,087,995	$71,087,995	$—	$—

Total Assets — Investments in Securities	$71,087,995	$71,087,995	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(3,113)	$(3,113)	$—	$—

Total Liabilities — Other Financial Instruments	$(3,113)	$(3,113)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

14	See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	6,124,836	$6,124,836
GuideStone Low-Duration Bond Fund (Institutional Class)¥	4,885,366	41,134,785
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	8,087,838	55,239,931
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	3,643,343	14,937,708
GuideStone Global Bond Fund (Institutional Class)¥	2,983,037	28,010,717
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	2,438,230	27,527,618
GuideStone Value Equity Fund (Institutional Class)¥	3,651,281	29,502,352
GuideStone Growth Equity Fund (Institutional Class)¥	2,830,242	29,179,793
GuideStone Small Cap Equity Fund (Institutional Class)¥	767,040	6,320,412
GuideStone International Equity Fund (Institutional Class)¥	3,396,052	33,892,594
GuideStone Emerging Market Equity Fund (Institutional Class)¥	1,083,207	7,983,237
GuideStone Inflation Protected Bond Fund (Investor Class)*¥	2,100,977	21,135,828
GuideStone Flexible Income Fund (Investor Class)¥	1,115,973	10,735,660
GuideStone Real Estate Securities Fund (Institutional Class)¥	1,004,083	9,639,194
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	2,864,900	15,413,160

Total Mutual Funds (Cost $364,114,181)		336,777,825

TOTAL INVESTMENTS — 99.9% (Cost $364,114,181)		336,777,825
Other Assets in Excess of Liabilities — 0.1%		245,311

NET ASSETS — 100.0%		$337,023,136

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$336,777,825	$336,777,825	$—	$—

Total Assets — Investments in Securities	$336,777,825	$336,777,825	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(48,649)	$(48,649)	$—	$—

Total Liabilities — Other Financial Instruments	$(48,649)	$(48,649)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	15

GROWTH ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	4,546,522	$4,546,522
GuideStone Low-Duration Bond Fund (Institutional Class)¥	2,159,601	18,183,839
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	3,633,081	24,813,941
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	1,595,068	6,539,778
GuideStone Global Bond Fund (Institutional Class)¥	1,329,296	12,482,090
GuideStone Value Equity Fund (Institutional Class)¥	5,264,288	42,535,448
GuideStone Growth Equity Fund (Institutional Class)¥	4,115,876	42,434,686
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,107,913	9,129,201
GuideStone International Equity Fund (Institutional Class)¥	4,890,563	48,807,820
GuideStone Emerging Market Equity Fund (Institutional Class)¥	1,612,009	11,880,503
GuideStone Real Estate Securities Fund (Institutional Class)¥	960,851	9,224,169
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	2,183,615	11,747,851

Total Mutual Funds (Cost $262,069,641)		242,325,848

TOTAL INVESTMENTS — 99.9% (Cost $262,069,641)		242,325,848
Other Assets in Excess of Liabilities — 0.1%		246,535

NET ASSETS — 100.0%		$242,572,383

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$242,325,848	$242,325,848	$—	$—

Total Assets — Investments in Securities	$242,325,848	$242,325,848	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(41,165)	$(41,165)	$—	$—

Total Liabilities — Other Financial Instruments	$(41,165)	$(41,165)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

16	See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	3,018,206	$3,018,206
GuideStone Value Equity Fund (Institutional Class)¥	5,386,709	43,524,613
GuideStone Growth Equity Fund (Institutional Class)¥	4,214,247	43,448,883
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,170,138	9,641,940
GuideStone International Equity Fund (Institutional Class)¥	5,104,203	50,939,944
GuideStone Emerging Market Equity Fund (Institutional Class)¥	1,782,609	13,137,830

Total Mutual Funds (Cost $173,875,588)		163,711,416

TOTAL INVESTMENTS — 99.9% (Cost $173,875,588)		163,711,416
Other Assets in Excess of Liabilities — 0.1%		191,438

NET ASSETS — 100.0%		$163,902,854

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$163,711,416	$163,711,416	$—	$—

Total Assets — Investments in Securities	$163,711,416	$163,711,416	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(38,294)	$(38,294)	$—	$—

Total Liabilities — Other Financial Instruments	$(38,294)	$(38,294)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	17

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 16.4%
Federal Farm Credit Bank
0.27%, 09/12/17†	$6,400,000	$6,402,390
0.21%, 09/22/17†	18,000,000	17,998,202
0.18%, 09/25/17†	15,000,000	14,994,154
Federal Home Loan Bank
0.14%, 10/21/15	45,000,000	44,996,450
0.13%, 10/22/15	30,000,000	29,997,725
0.06%, 11/09/15	35,000,000	34,997,725
0.06%, 11/25/15	20,000,000	19,998,167
0.17%, 02/14/17†	17,000,000	16,987,997
Federal National Mortgage Association
0.22%, 08/16/17†	15,000,000	14,995,786

Total Agency Obligations (Cost $201,368,596)		201,368,596

CERTIFICATES OF DEPOSIT — 24.3%
Bank of Nova Scotia Houston
0.30%, 11/06/15†	10,500,000	10,500,000
0.29%, 11/09/15†	10,000,000	10,000,000
BMO Harris Bank NA
0.42%, 03/04/16†	24,000,000	24,000,000
BNP Paribas Finance, Inc.
0.38%, 12/03/15†	18,000,000	18,000,000
Credit Industriel et Commercial NY
0.41%, 12/31/15	12,000,000	12,000,000
Mitsubishi UFJ Trust & Banking Corporation
0.35%, 10/23/15†	10,000,000	10,000,000
0.31%, 01/04/16†	14,000,000	14,000,000
Mizuho Bank, Ltd.
0.29%, 10/15/15	24,000,000	24,000,000
National Bank of Canada, Ltd.
0.36%, 12/24/15†	14,000,000	14,000,000
Norinchukin Bank
0.37%, 10/20/15†	18,000,000	18,000,000
0.36%, 11/12/15†	6,000,000	6,000,000
Rabobank Nederland NY
0.30%, 11/02/15	8,000,000	8,000,000
0.38%, 03/18/16†	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB
0.37%, 02/29/16†	19,000,000	19,000,000
State Street Corportation
0.33%, 10/01/15	20,000,000	20,000,000
0.34%, 10/23/15	3,000,000	3,000,000
Sumitomo Mitsui Banking Corporation
0.27%, 10/13/15	10,000,000	10,000,000
0.35%, 12/08/15†	25,500,000	25,500,000
Sumitomo Mitsui Trust Bank, Ltd.
0.35%, 11/09/15†	12,000,000	12,000,000
0.40%, 01/04/16†	12,000,000	12,000,000
Toronto-Dominion Bank NY
0.55%, 04/15/16	8,000,000	8,000,000

Total Certificates of Deposit (Cost $298,000,000)		298,000,000

COMMERCIAL PAPER — 45.6%
Antalis SA
0.14%, 10/07/15 144A	25,000,000	24,999,417
Bedford Row Funding Corporation
0.34%, 11/20/15 144A†	10,000,000	10,000,000
BNP Paribas Finance, Inc.
0.32%, 12/21/15	20,000,000	19,985,600
Caisse Centrale Desjaudins Du Quebec
0.08%, 10/06/15 144A	35,000,000	34,999,591
Chariot Funding LLC
0.33%, 11/06/15 144A	8,000,000	7,997,360
0.33%, 11/23/15 144A	15,000,000	14,992,712
0.50%, 02/18/16 144A	21,600,000	21,558,000
Charta LLC
0.34%, 11/24/15 144A	15,000,000	14,992,350
Ciesco LLC
0.34%, 12/01/15 144A	20,000,000	19,988,478
Collateralized Commercial Paper Co. LLC
0.32%, 10/26/15	30,000,000	29,993,333
CRC Funding LLC
0.34%, 11/02/15 144A	14,000,000	13,995,769
Credit Suisse AG
0.42%, 01/04/16 144A	9,000,000	8,990,025
Erste Abwicklungsanstalt
0.30%, 10/29/15 144A	25,000,000	24,994,167
0.36%, 02/09/16 144A†	8,000,000	8,000,000
General Electric Capital Corporation
0.27%, 10/19/15	41,000,000	41,000,000
HSBC Bank PLC
0.29%, 10/23/15 144A†	10,000,000	10,000,000
International Business Machines Corporation
0.10%, 10/02/15 144A	32,000,000	31,999,911
Jupiter Securitization Company LLC
0.45%, 01/14/16 144A	15,000,000	14,980,313
Kells Funding LLC
0.40%, 02/23/16 144A	15,000,000	14,975,833
Macquarie Bank, Ltd.
0.41%, 10/26/15 144A	11,000,000	10,996,868
Nederlandse Water-schapsbank NV
0.28%, 10/01/15 144A†	25,000,000	25,000,000
Nieuw Amsterdam Receivables Corporation
0.50%, 02/04/16 144A	10,000,000	9,982,500
Old Line Funding LLC
0.50%, 03/03/16 144A	10,000,000	9,978,611
0.48%, 03/21/16 144A	20,000,000	19,954,133
Starbird Funding Corporation
0.31%, 10/27/15 144A	12,600,000	12,597,179
0.31%, 11/02/15 144A	15,000,000	14,995,867
Sumitomo Mitsui Banking Corporation
0.30%, 01/07/16 144A	15,000,000	14,987,750
Svenska Handelsbanken AB
0.38%, 11/13/15 144A†	9,800,000	9,800,000
Victory Receivables Corporation
0.12%, 10/01/15	14,000,000	14,000,000
0.19%, 10/22/15	7,000,000	6,999,224
Westpac Banking Corporation
0.32%, 04/04/16 144A†	17,000,000	17,000,000

18	See Notes to Schedules of Investments.

	Par	Value
Working Captial Management
0.15%, 10/05/15 144A	$25,000,000	$24,999,583

Total Commercial Paper (Cost $559,734,574)		559,734,574

CORPORATE BONDS — 2.3%
Jets Stadium Development LLC
0.15%, 10/07/15 144A†	4,900,000	4,900,000
Jets Stadium Finance Issuer 2015 LLC
0.16%, 10/07/15 144A†	23,000,000	23,000,000

Total Corporate Bonds (Cost $27,900,000)		27,900,000

MUNICIPAL BONDS — 3.6%
California Statewide Communities Development Authority, Kimberly Woods Apartments, Revenue Bond, Series B
0.03%, 10/07/15†	17,100,000	17,100,000
Maryland Community Development Administration, Multifamily Barrington Apartments, Revenue Bond, Series A
0.03%, 10/07/15†	27,575,000	27,575,000

Total Municipal Bonds (Cost $44,675,000)		44,675,000

TIME DEPOSITS — 3.0%
Credit Argicole Corporation
0.07%, 10/01/15	17,738,000	17,738,000
ING Bank NV
0.15%, 10/01/15	5,100,000	5,100,000
Natixis SA
0.06%, 10/01/15	14,000,000	14,000,000

Total Time Deposits (Cost $36,838,000)		36,838,000

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bill
0.08%, 04/30/16†	10,000,000	10,000,000
U.S. Treasury Note
0.07%, 10/31/16†	8,000,000	7,995,870

Total U.S. Treasury Obligations (Cost $17,995,870)		17,995,870

REPURCHASE AGREEMENTS — 3.3%
Goldman Sachs & Co.
0.12% (dated 09/30/15, due 10/01/15, repurchase price $40,000,133, collateralized by Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, 1.865% to 5.500, due 06/01/25 to 07/01/45, total market value $41,200,000) (Cost $40,000,000)	40,000,000	40,000,000

TOTAL INVESTMENTS — 100.0% (Cost $1,226,512,040)		1,226,512,040
Liabilities in Excess of Other Assets — 0.0%		(117,162)

NET ASSETS — 100.0%		$1,226,394,878

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total Value	Level 1 Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$201,368,596	$—	$201,368,596	$—
Certificates of Deposit	298,000,000	—	298,000,000	—
Commercial Paper	559,734,574	—	559,734,574	—
Corporate Bonds	27,900,000	—	27,900,000	—
Municipal Bonds	44,675,000	—	44,675,000	—
Repurchase Agreements	40,000,000	—	40,000,000	—
Time Deposits	36,838,000	—	36,838,000	—
U.S. Treasury Obligations	17,995,870	—	17,995,870	—

Total Assets — Investments in Securities	$1,226,512,040	$—	$1,226,512,040	$—

See Notes to Schedules of Investments.	19

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.7%
Federal Home Loan Bank
0.75%, 08/28/17Δ	$2,730,000	$2,733,159
Federal National Mortgage Association
1.38%, 04/27/18	3,300,000	3,318,156
United States Small Business Administration
6.95%, 11/01/16	39,393	40,482

Total Agency Obligations (Cost $6,068,025)		6,091,797

ASSET-BACKED SECURITIES — 13.1%
ABCLO, Ltd. Series 2007-1A
0.64%, 04/15/21 144A†	749,117	748,418
ACAS CLO, Ltd. Series 2007-1A
0.52%, 04/20/21 144A†	710,387	707,069
Aircraft Lease Securitisation, Ltd. Series 2007-1A
0.46%, 05/10/32 144A†	161,735	160,118
Ally Master Owner Trust Series 2013-2
0.66%, 04/15/18†	1,400,000	1,400,377
American Express Credit Account Master Trust Series 2013-3
0.98%, 05/15/19	2,250,000	2,254,464
American Homes 4 Rent Series 2014-SFR1
1.25%, 06/17/31 144A†	1,857,602	1,824,778
AmeriCredit Automobile Receivables Trust Series 2011-3
4.04%, 07/10/17	1,154,439	1,157,776
AmeriCredit Automobile Receivables Trust Series 2012-4
1.31%, 11/08/17	312,187	312,323
AmeriCredit Automobile Receivables Trust Series 2013-2
1.19%, 05/08/18	785,000	785,564
1.79%, 03/08/19	980,000	984,391
AmeriCredit Automobile Receivables Trust Series 2013-4
1.66%, 09/10/18	500,000	500,656
AmeriCredit Automobile Receivables Trust Series 2014-1
2.15%, 03/09/20	825,000	829,699
Apidos CDO V Series 2007-5A
0.52%, 04/15/21 144A†	618,111	614,574
Apidos CDO XIV Series 2013-14A
1.44%, 04/15/25 144A†	2,090,000	2,052,227
1.99%, 04/15/25 144A†	250,000	240,380
Asset-Backed Securities Corporation Home Equity Loan Trust Series 2004-HE6
0.74%, 09/25/34†	11,752	11,751
Atrium CDO Corporation Series 7AR
1.42%, 11/16/22 144A†	876,186	874,109
Avalon IV Capital, Ltd. Series 2012-1AR
1.46%, 04/17/23 144A†	1,077,080	1,077,060
BA Credit Card Trust Series 2014-A1
0.59%, 06/15/21†	1,110,000	1,110,433
Babson CLO, Inc. Series 2007-1A
0.51%, 01/18/21 144A†	707,174	699,908
Babson CLO, Ltd. Series 2013-IA
1.39%, 04/20/25 144A†	1,200,000	1,182,774
Babson CLO, Ltd. Series 2015-IA
3.13%, 04/20/27 144A†	600,000	592,250
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1
0.64%, 12/25/42†	97,446	96,423
Bear Stearns Asset-Backed Securities Trust Series 2007-HE7
1.19%, 10/25/37†	667,679	623,758
BlueMountain CLO, Ltd. Series 2012-1A
1.61%, 07/20/23 144A†	2,000,000	1,994,734
Cabela’s Credit Card Master Note Trust Series 2012-2A
1.45%, 06/15/20 144A	1,440,000	1,446,182
Cabela’s Credit Card Master Note Trust Series 2015-1A
2.26%, 03/15/23	950,000	969,043
Capital Auto Receivables Asset Trust Series 2013-1
1.29%, 04/20/18	260,000	259,990
1.74%, 10/22/18	270,000	271,067
Capital One Multi-Asset Execution Trust Series 2015-A2
2.08%, 03/15/23	1,000,000	1,015,234
Cent CLO 18, Ltd. Series 2013-18A
1.41%, 07/23/25 144A†Δ	1,400,000	1,378,367
CenterPoint Energy Transition Bond Co. IV, LLC Series 2012-1
0.90%, 04/15/18	649,908	650,522
Chase Issuance Trust Series 2015-A2
1.59%, 02/18/20	2,725,000	2,749,272
CIFC Funding 2015-II, Ltd. Series 2015-2A
3.22%, 04/15/27 144A†	700,000	682,029
Citibank Credit Card Issuance Trust Series 2007-A8
5.65%, 09/20/19	3,500,000	3,804,342
Citibank Credit Card Issuance Trust Series 2014-A2
1.02%, 02/22/19	2,600,000	2,602,665

20	See Notes to Schedules of Investments.

	Par	Value
Colony American Homes Series 2014-1A
1.40%, 05/17/31 144A†	$563,322	$556,605
Colony American Homes Series 2014-2A
1.15%, 07/17/31 144A†	838,049	819,314
Conseco Financial Corporation Series 1998-1
6.04%, 11/01/29	4,420	4,505
Credit Acceptance Auto Loan Trust Series 2015-1A
2.00%, 07/15/22 144A	1,140,000	1,143,030
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB3
0.86%, 05/25/35†	115,860	115,518
Crusade ABS Trust Series 2012-1
3.06%, 07/12/23(A)†	515,533	362,739
CSAB Mortgage-Backed Trust Series 2006-2
5.72%, 09/25/36 STEP	495,402	340,714
Dell Equipment Finance Trust Series 2014-1
1.36%, 06/22/20 144A	900,000	900,346
Drive Auto Receivables Trust Series 2015-AA
2.28%, 06/17/19 144A	2,710,000	2,720,440
Drug Royalty II LP 2 Series 2014-1
3.14%, 07/15/23 144A†@	260,003	263,246
Dryden XXII Senior Loan Fund Series 2011-22A
1.46%, 01/15/22 144A†	1,144,931	1,141,820
Dryden XXV Senior Loan Fund Series 2012-25A
1.67%, 01/15/25 144A†	800,000	795,810
Dryden XXVIII Senior Loan Fund Series 2013-28A
1.42%, 08/15/25 144A†	930,000	917,594
1.87%, 08/15/25 144A†	1,175,000	1,134,602
Dryden XXXI Senior Loan Fund Series 2014-31A
3.14%, 04/18/26 144A†	675,000	674,868
FHLMC Structured Pass-Through Securities Series T-32
0.45%, 08/25/31†	508,403	497,882
Flatiron CLO, Ltd. Series 2011-1A
1.84%, 01/15/23 144A†	700,000	698,939
GCAT Series 2015-2 3.75%, 07/25/20 STEP 144A@	479,547	479,524
Great America Leasing Receivables Funding LLC Series 2013-1
1.83%, 06/17/19 144A	325,000	325,250
IFC SBA Loan-Backed Adjustable Rate Certificate Series 1997-1
1.25%, 01/15/24 144A†	78,095	77,666
Invitation Homes Trust Series 2013-SFR1
1.40%, 12/17/30 144A†	766,231	758,051
Invitation Homes Trust Series 2014-SFR1
1.21%, 06/17/31 144A†	2,420,000	2,376,370
Invitation Homes Series 2014-SFR2
1.31%, 09/17/31 144A†	1,500,000	1,468,452
JP Morgan Mortgage Acquisition Corporation Series 2005-FLD1
0.68%, 07/25/35†	69,889	69,756
JP Morgan Mortgage Acquisition Corporation Series 2006-FRE2
0.37%, 02/25/36†	412,137	393,673
Kubota Credit Owner Trust Series 2015-1A
0.94%, 12/15/17 144A	1,205,000	1,204,848
LA Arena Funding LLC Series 1
7.66%, 12/15/26 144A	284,027	312,697
LCM XII LP Series 12A
1.55%, 10/19/22 144A†	1,190,000	1,184,545
Madison Park Funding XVII, Ltd. Series 2015-17A
3.18%, 07/21/27 144A†	400,000	389,509
MMAF Equipment Finance LLC Series 2011-AA
2.10%, 07/15/17 144A	627,989	630,303
Navient Private Education Loan Trust Series 2014-CTA
0.91%, 09/16/24 144A†	215,978	214,835
Oaktree Enhanced Income Funding, Series III Ltd. Series 2013-3A
1.49%, 07/20/23 144A†	900,000	896,738
1.94%, 07/20/23 144A†	1,300,000	1,262,040
Octagon Investment Partners XIX, Ltd. Series 2014-1A
1.81%, 04/15/26 144A†	865,000	859,563
2.29%, 04/15/26 144A†	905,000	886,735
OHA Intrepid Leveraged Loan Fund, Ltd. Series 2011-1AR
1.21%, 04/20/21 144A†	723,467	723,425
OneMain Financial Issuance Trust Series 2014-2A
2.47%, 09/18/24 144A	2,605,000	2,604,797
OneMain Financial Issuance Trust Series 2015-1A
3.19%, 03/18/26 144A	2,300,000	2,343,844
OneMain Financial Issuance Trust Series 2015-2A
2.57%, 07/18/25 144A	3,475,000	3,495,633
Option One Mortgage Loan Trust Series 2005-4
0.45%, 11/25/35†	710,165	702,763

See Notes to Schedules of Investments.	21

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Progress Residential Series 2015-SFR1
1.61%, 02/17/32 144A†	$465,000	$460,507
Santander Drive Auto Receivables Trust Series 2012-3
3.01%, 04/16/18	740,227	744,340
Santander Drive Auto Receivables Trust Series 2012-4
2.94%, 12/15/17	958,097	965,416
Santander Drive Auto Receivables Trust Series 2012-5
2.70%, 08/15/18	300,000	301,970
Santander Drive Auto Receivables Trust Series 2012-6
1.94%, 03/15/18	205,978	206,707
Santander Drive Auto Receivables Trust Series 2012-AA
1.78%, 11/15/18 144A	1,770,000	1,776,652
Santander Drive Auto Receivables Trust Series 2013-1
1.76%, 01/15/19	1,690,000	1,693,895
Santander Drive Auto Receivables Trust Series 2013-A
3.12%, 10/15/19 144A	1,025,000	1,043,177
Santander Drive Auto Receivables Trust Series 2014-4
2.60%, 11/16/20	1,350,000	1,367,450
Securitized Asset-Backed Receivables LLC Trust Series 2006-OP1
0.56%, 10/25/35†	2,800,000	2,697,391
SLC Student Loan Trust Series 2006-2
0.44%, 09/15/26†	1,500,000	1,449,493
SLM Private Credit Student Loan Trust Series 2003-B
0.74%, 03/15/22†	275,623	272,302
SLM Private Credit Student Loan Trust Series 2004-B
0.54%, 06/15/21†	329,884	328,168
SLM Private Credit Student Loan Trust Series 2005-A
0.54%, 06/15/23†	1,346,873	1,311,362
SLM Private Education Loan Trust Series 2010-A
3.46%, 05/16/44 144A†	1,808,049	1,880,568
SLM Private Education Loan Trust Series 2011-C
1.61%, 12/15/23 144A†	241,004	241,227
SLM Private Education Loan Trust Series 2012-B
1.31%, 12/15/21 144A†	20,007	20,007
SLM Private Education Loan Trust Series 2012-C
1.31%, 08/15/23 144A†	341,590	341,812
SLM Private Education Loan Trust Series 2013-C
1.06%, 02/15/22 144A†	609,634	609,762
SLM Private Education Loan Trust Series 2014-A
1.36%, 01/15/26 144A†	1,245,000	1,244,237
2.59%, 01/15/26 144A	555,000	561,329
SoFi Professional Loan Program LLC Series 2015-A
1.39%, 03/25/33 144A†	1,154,199	1,151,296
Springleaf Funding Trust Series 2015-AA
3.16%, 11/15/24 144A	1,045,000	1,056,024
Structured Asset Securities Corporation Mortgage Loan Trust Series 2005-7XS
1.70%, 04/25/35†	519,470	493,647
Symphony CLO, Ltd. Series 2012-8AR
1.38%, 01/09/23 144A†	1,649,813	1,649,450
Symphony CLO, Ltd. Series 2014-15A
1.74%, 10/17/26 144A†	2,650,000	2,633,962
Synchrony Credit Card Master Note Trust Series 2015-1
2.37%, 03/15/23	1,285,000	1,300,266
Synchrony Credit Card Master Note Trust Series 2015-2
1.60%, 04/15/21	1,500,000	1,505,980
Trade MAPS 1, Ltd. Series 2013-1A
0.90%, 12/10/18 144A†	1,500,000	1,500,484
Tyron Park CLO, Ltd. Series 2013-1A
1.41%, 07/15/25 144A†	1,270,000	1,253,570
1.84%, 07/15/25 144A†	1,175,000	1,133,816
Venture XVII CLO, Ltd. Series 2014-17A
3.14%, 07/15/26 144A†	360,000	352,549
Volkswagen Auto Loan Enhanced Trust Series 2012-2
0.46%, 01/20/17	342,672	342,515
World Financial Network Credit Card Master Trust Series 2015-A
0.69%, 02/15/22†	1,190,000	1,187,450
World Omni Master Owner Trust Series 2013-1
0.56%, 02/15/18 144A†	750,000	749,798

Total Asset-Backed Securities (Cost $111,877,372)		111,242,295

22	See Notes to Schedules of Investments.

	Par	Value
CORPORATE BONDS — 27.6%
AbbVie, Inc.
1.75%, 11/06/17	$1,130,000	$1,133,936
1.80%, 05/14/18	870,000	868,136
2.50%, 05/14/20	1,620,000	1,612,794
AES Corporation
3.32%, 06/01/19†	900,000	857,250
Air Lease Corporation
4.50%, 01/15/16Δ	1,200,000	1,207,500
2.63%, 09/04/18	940,000	938,758
Ally Financial, Inc.
2.75%, 01/30/17Δ	1,400,000	1,392,846
3.25%, 09/29/17Δ	810,000	802,913
American Express Credit Corporation
1.13%, 06/05/17	630,000	626,962
0.89%, 03/18/19†	4,900,000	4,883,267
American Honda Finance Corpoiration
1.60%, 07/13/18	1,330,000	1,329,398
American Honda Finance Corporation
1.13%, 10/07/16	500,000	501,757
American Tower Corporation
2.80%, 06/01/20Δ	2,900,000	2,897,152
AmeriGas Partners LP
6.25%, 08/20/19	500,000	506,250
Anthem, Inc.
2.38%, 02/15/17Δ	1,060,000	1,072,345
Ashland, Inc.
3.88%, 04/15/18Δ	1,480,000	1,496,650
Astoria Financial Corporation
5.00%, 06/19/17	770,000	807,157
AT&T, Inc.
1.26%, 06/30/20†	4,000,000	3,971,496
Autodesk, Inc.
1.95%, 12/15/17	350,000	352,295
Aviation Capital Group Corporation
3.88%, 09/27/16 144A	1,900,000	1,921,375
4.63%, 01/31/18 144A	500,000	519,688
2.88%, 09/17/18 144A@	400,000	400,136
Bank of America Corporation
3.75%, 07/12/16	920,000	938,509
6.50%, 08/01/16	1,582,000	1,652,614
3.88%, 03/22/17	130,000	134,350
1.70%, 08/25/17Δ	570,000	571,763
6.40%, 08/28/17	400,000	434,270
5.75%, 12/01/17	1,700,000	1,838,543
1.39%, 03/22/18†	1,200,000	1,207,601
6.88%, 04/25/18	800,000	894,640
1.33%, 01/15/19†Δ	280,000	282,374
2.65%, 04/01/19Δ	3,350,000	3,390,632
Baxalta, Inc.
1.10%, 06/22/18 144A†	380,000	380,928
2.00%, 06/22/18 144A	210,000	209,507
Becton Dickinson and Co.
0.79%, 06/15/16†	3,000,000	2,999,964
1.45%, 05/15/17Δ	1,250,000	1,248,206
1.80%, 12/15/17Δ	700,000	703,445
BellSouth Corporation
4.82%, 04/26/21 144A	400,000	408,198
Boston Scientific Corporation
2.65%, 10/01/18Δ	1,800,000	1,823,267
3.38%, 05/15/22Δ	1,100,000	1,100,571
Burlington Northern Santa Fe LLC
3.40%, 09/01/24Δ	500,000	501,636
Cameron International Corporation
1.40%, 06/15/17	270,000	268,327
Cantor Fitzgerald LP
6.50%, 06/17/22 144A@	750,000	790,139
Capital One NA
1.50%, 09/05/17	690,000	687,104
2.35%, 08/17/18	880,000	882,451
Case New Holland Industrial, Inc.
7.88%, 12/01/17	980,000	1,038,800
Caterpillar Financial Services Corporation
1.25%, 08/18/17Δ	490,000	491,101
CC Holdings GS V LLC
2.38%, 12/15/17	300,000	302,262
CCO Safari II LLC
3.58%, 07/23/20 144AΔ	320,000	317,921
4.46%, 07/23/22 144A	1,500,000	1,502,538
Celgene Corporation
2.13%, 08/15/18	310,000	312,671
Chesapeake Energy Corporation
3.54%, 04/15/19†Δ	3,300,000	2,351,250
CHS/Community Health Systems, Inc.
5.13%, 08/15/18Δ	1,000,000	1,025,000
CIT Group, Inc.
5.00%, 05/15/17	175,000	179,812
4.25%, 08/15/17	2,250,000	2,283,750
5.25%, 03/15/18	320,000	329,600
5.50%, 02/15/19 144A	100,000	104,000
Citigroup, Inc.
4.45%, 01/10/17	450,000	468,073
1.55%, 08/14/17Δ	1,300,000	1,302,045
1.80%, 02/05/18	2,030,000	2,029,184
1.18%, 07/30/18†	3,200,000	3,200,362
Citizens Bank NA
1.60%, 12/04/17Δ	900,000	897,053
CNH Industrial Capital LLC
3.88%, 07/16/18 144A	530,000	520,725
Compass Bank
1.85%, 09/29/17	500,000	500,140
ConAgra Foods, Inc.
1.30%, 01/25/16	240,000	240,213
ConocoPhillips Co.
1.22%, 05/15/22†Δ	1,600,000	1,596,347
Continental Airlines 2009-2 Class B Pass-Through Trust
9.25%, 11/10/18	433,113	470,469
Continental Airlines 2010-1 Class B Pass-Through Trust
6.00%, 07/12/20	352,398	364,291
Crown Castle Towers LLC
3.22%, 05/15/42 144A@	1,500,000	1,464,375
CVS Health Corporation
1.90%, 07/20/18	550,000	554,042
2.80%, 07/20/20	500,000	508,560
D.R. Horton, Inc.
3.75%, 03/01/19Δ	109,000	109,681

See Notes to Schedules of Investments.	23

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Daimler Finance North America LLC
1.25%, 01/11/16 144A	$530,000	$530,625
1.13%, 03/10/17 144A	300,000	297,948
1.38%, 08/01/17 144A	660,000	651,727
1.65%, 03/02/18 144A	750,000	740,037
2.00%, 08/03/18 144A@	3,000,000	2,957,490
Delta Air Lines 2010-2 Class B Pass-Through Trust
6.75%, 05/23/17	300,000	304,125
DISH DBS Corporation
7.13%, 02/01/16	2,800,000	2,824,500
4.25%, 04/01/18Δ	700,000	681,625
DTE Energy Co.
2.40%, 12/01/19	100,000	100,718
Eli Lilly & Co.
1.25%, 03/01/18	410,000	409,902
Enable Midstream Partners LP
2.40%, 05/15/19 144A	300,000	285,218
ERAC USA Finance LLC
1.40%, 04/15/16 144A	180,000	180,141
Express Scripts Holding Co.
1.25%, 06/02/17	380,000	378,983
Federal Express Corporation
2012 Pass-Through Trust
2.63%, 01/15/18 144A	254,720	256,806
Fidelity National Information Services, Inc.
2.00%, 04/15/18	340,000	338,402
Fifth Third Bancorp
5.45%, 01/15/17	250,000	261,661
First Horizon National Corporation
5.38%, 12/15/15	1,400,000	1,412,110
Ford Motor Credit Co., LLC
8.00%, 12/15/16Δ	1,820,000	1,957,403
3.00%, 06/12/17	560,000	569,111
2.15%, 01/09/18	700,000	698,001
1.17%, 03/12/19†	4,460,000	4,335,901
Freeport-McMoRan, Inc.
2.15%, 03/01/17Δ	210,000	200,025
2.30%, 11/14/17Δ	840,000	761,250
Freeport-McMoran Oil & Gas LLC
6.50%, 11/15/20	350,000	316,533
6.63%, 05/01/21Δ	400,000	353,000
General Motors Co.
3.50%, 10/02/18Δ	953,000	963,073
General Motors Financial Co., Inc.
2.63%, 07/10/17Δ	250,000	250,687
4.75%, 08/15/17Δ	4,000,000	4,153,824
3.00%, 09/25/17Δ	600,000	607,200
2.40%, 04/10/18	1,300,000	1,290,790
Gilead Sciences, Inc.
1.85%, 09/04/18	220,000	221,630
Glencore Funding LLC
2.13%, 04/16/18 144A	610,000	524,911
1.65%, 01/15/19 144A†	1,200,000	981,836
Goldman Sachs Group, Inc.
5.35%, 01/15/16	761,000	770,755
3.63%, 02/07/16	2,874,000	2,901,671
5.75%, 10/01/16Δ	135,000	141,174
1.42%, 11/15/18†	580,000	583,924
1.45%, 04/23/20†	600,000	602,221
1.93%, 11/29/23†	6,100,000	6,147,592
HCA, Inc.
3.75%, 03/15/19Δ	1,600,000	1,600,000
Health Care REIT, Inc.
3.63%, 03/15/16	400,000	404,013
6.20%, 06/01/16	1,546,000	1,594,119
Hess Corporation
1.30%, 06/15/17	310,000	307,565
Hewlett-Packard Co.
1.23%, 01/14/19†	520,000	525,096
HP Enterprise
2.45%, 10/05/17 144A	1,240,000	1,239,306
2.85%, 10/05/18 144A	3,850,000	3,845,072
HSBC Finance Corporation
0.75%, 06/01/16†	400,000	399,336
HSBC USA, Inc.
1.70%, 03/05/18Δ	1,595,000	1,591,196
2.00%, 08/07/18Δ	1,895,000	1,898,809
1.21%, 09/24/18†Δ	800,000	801,618
0.92%, 11/13/19†	2,000,000	1,982,578
Huntington National Bank
1.30%, 11/20/16	500,000	500,649
0.72%, 04/24/17†	250,000	248,451
1.38%, 04/24/17	290,000	288,562
Hyundai Capital America
1.63%, 10/02/15 144A	500,000	500,000
3.75%, 04/06/16 144AΔ	190,000	192,431
1.45%, 02/06/17 144A	800,000	799,823
IAC/InterActiveCorp
4.88%, 11/30/18	300,000	309,375
Ingredion, Inc.
3.20%, 11/01/15	200,000	200,317
International Business Machines Corporation
1.13%, 02/06/18Δ	900,000	898,132
International Lease Finance Corporation
5.75%, 05/15/16Δ	1,000,000	1,016,250
6.75%, 09/01/16 144A	1,365,000	1,414,481
3.88%, 04/15/18	795,000	795,000
Interpublic Group of Cos., Inc.
2.25%, 11/15/17	283,000	283,694
J.B. Hunt Transport Services, Inc.
2.40%, 03/15/19	620,000	625,556
Jabil Circuit, Inc.
7.75%, 07/15/16	295,000	306,062
Jackson National Life Global Funding
1.25%, 02/21/17 144A	600,000	599,228
John Deere Capital Corporation
1.35%, 01/16/18	400,000	400,065
Johnson Controls, Inc.
1.40%, 11/02/17	130,000	129,277
JPMorgan Chase & Co.
0.77%, 11/18/16†	1,300,000	1,299,780
1.20%, 01/25/18†	6,510,000	6,543,247
1.70%, 03/01/18Δ	1,500,000	1,496,588
KeyBank NA
1.70%, 06/01/18	900,000	899,103
Kinder Morgan, Inc.
7.00%, 06/15/17Δ	451,000	480,932
2.00%, 12/01/17Δ	415,000	412,209
3.05%, 12/01/19Δ	550,000	540,527
4.30%, 06/01/25Δ	100,000	90,008

24	See Notes to Schedules of Investments.

	Par	Value
Kinder Morgan Energy Partners LP
5.80%, 03/01/21	$100,000	$106,441
5.00%, 10/01/21	200,000	205,053
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18 144A	2,300,000	2,435,300
Kraft Heinz Foods Co.
1.60%, 06/30/17 144A	850,000	851,671
2.00%, 07/02/18 144A	1,830,000	1,833,766
Kroger Co.
2.20%, 01/15/17	500,000	506,328
L-3 Communications Corporation
1.50%, 05/28/17	300,000	297,378
Lehman Escrow Bonds
0.00%, 12/28/17+Ω†#	2,600,000	—
0.00%, 12/31/99Ω†#@	600,000	62,250
Lennar Corporation
4.50%, 06/15/19Δ	1,000,000	1,011,000
Liberty Property LP
6.63%, 10/01/17	375,000	410,663
Life Technologies Corporation
3.50%, 01/15/16Δ	800,000	805,269
Manufacturers & Traders Trust Co.
1.25%, 01/30/17Δ	700,000	700,037
1.40%, 07/25/17	780,000	778,783
Marathon Oil Corporation
6.00%, 10/01/17	1,000,000	1,075,579
Masco Corporation
6.13%, 10/03/16	500,000	521,260
McGraw Hill Financial, Inc.
2.50%, 08/15/18 144A	270,000	272,233
3.30%, 08/14/20 144A@	800,000	814,886
McKesson Corporation
1.29%, 03/10/17	300,000	299,537
Medtronic, Inc.
1.50%, 03/15/18 144A	270,000	269,014
2.50%, 03/15/20	1,700,000	1,723,982
Morgan Stanley
5.75%, 10/18/16	5,400,000	5,652,137
4.75%, 03/22/17Δ	1,015,000	1,063,519
6.63%, 04/01/18	510,000	568,100
1.03%, 07/23/19†	940,000	934,205
1.44%, 01/27/20†Δ	1,350,000	1,361,532
Motorola Solutions, Inc.
3.50%, 09/01/21Δ	1,900,000	1,807,075
Mylan, Inc.
1.80%, 06/24/16	180,000	179,705
Nabors Industries, Inc.
2.35%, 09/15/16	1,100,000	1,087,100
National Oilwell Varco, Inc.
1.35%, 12/01/17	660,000	655,215
NBCUniversal Enterprise, Inc.
0.97%, 04/15/18 144A†	355,000	354,882
Nissan Motor Acceptance Corporation
1.00%, 03/15/16 144A	910,000	910,039
1.95%, 09/12/17 144AΔ	520,000	526,164
Northwest Airlines 2002-1 Class G-2 Pass-Through Trust
6.26%, 05/20/23	122,475	127,601
Occidental Petroleum Corporation
2.50%, 02/01/16Δ	5,000,000	5,032,980
Omnicom Group, Inc.
5.90%, 04/15/16	285,000	292,007
PACCAR Financial Corporation
0.75%, 05/16/16Δ	270,000	270,417
1.10%, 06/06/17	250,000	249,943
0.93%, 12/06/18†Δ	250,000	251,019
Parker-Hannifin Corporation
4.13%, 11/11/15(E)	700,000	785,462
Penske Truck Leasing Co. LP
2.50%, 03/15/16 144AΔ	1,650,000	1,660,258
2.50%, 06/15/19 144AΔ	190,000	189,252
3.20%, 07/15/20 144AΔ	1,000,000	1,012,389
Phillips 66
2.95%, 05/01/17	210,000	214,921
Pioneer Natural Resources Co.
6.65%, 03/15/17	900,000	953,468
6.88%, 05/01/18	400,000	439,146
Piper Jaffray Cos.
4.83%, 11/30/15 144A†@	100,000	100,091
Plains All American Pipeline LP
2.60%, 12/15/19Δ	900,000	890,019
Prologis LP
4.50%, 08/15/17	500,000	524,862
Prudential Financial, Inc.
1.10%, 08/15/18†	500,000	495,138
QUALCOMM, Inc.
3.00%, 05/20/22Δ	1,200,000	1,184,287
Samsung Electronics America, Inc.
1.75%, 04/10/17 144A	1,150,000	1,151,349
Santander Bank NA
2.00%, 01/12/18Δ	600,000	598,309
Scripps Networks Interactive, Inc.
3.50%, 06/15/22	900,000	882,580
Southern California Edison Co.
1.85%, 02/01/22	1,392,857	1,389,755
Southwestern Energy Co.
4.05%, 01/23/20Δ	200,000	199,052
Sprint Communications, Inc.
9.00%, 11/15/18 144A	600,000	631,080
St. Jude Medical, Inc.
2.00%, 09/15/18Δ	1,245,000	1,248,447
SunTrust Bank
5.20%, 01/17/17	890,000	932,173
Synchrony Financial
1.88%, 08/15/17	750,000	750,559
3.00%, 08/15/19	390,000	393,440
1.53%, 02/03/20†	950,000	939,099
Thermo Fisher Scientific, Inc.
3.30%, 02/15/22Δ	1,900,000	1,908,033
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 144A	1,400,000	1,420,815
T-Mobile USA, Inc.
5.25%, 09/01/18	600,000	612,000
Toyota Motor Credit Corporation
1.45%, 01/12/18	630,000	630,945
1.55%, 07/13/18Δ	880,000	884,367

See Notes to Schedules of Investments.	25

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
United Airlines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	$242,147	$259,836
United Airlines 2009-2A Pass-Through Trust
9.75%, 07/15/18	362,820	395,053
United Technologies Corporation
1.78%, 05/04/18 STEP	750,000	749,024
UnitedHealth Group, Inc.
1.45%, 07/17/17	370,000	371,833
1.90%, 07/16/18	420,000	424,527
US Airways 2012-1 Class B Pass-Through Trust
8.00%, 04/01/21	302,690	340,148
Ventas Realty LP
1.55%, 09/26/16	414,000	415,195
1.25%, 04/17/17	230,000	229,043
Verizon Communications, Inc.
1.87%, 09/15/16†	5,900,000	5,957,401
1.35%, 06/09/17	840,000	839,169
2.09%, 09/14/18†	570,000	586,482
Vesey Street Investment Trust I
4.40%, 09/01/16 STEP	700,000	718,828
Volkswagen Group of America Finance LLC
1.25%, 05/23/17 144A	1,060,000	1,023,690
1.60%, 11/20/17 144A	470,000	451,173
1.65%, 05/22/18 144A	619,000	587,144
Walgreens Boots Alliance, Inc.
1.75%, 11/17/17	230,000	230,972
WEA Finance LLC
1.75%, 09/15/17 144A	220,000	218,638
2.70%, 09/17/19 144A	260,000	259,011
Whirlpool Corporation
1.65%, 11/01/17	340,000	341,229
Wm. Wrigley Jr. Co.
1.40%, 10/21/16 144A	200,000	200,539
2.00%, 10/20/17 144AΔ	200,000	201,715
WPX Energy, Inc.
5.25%, 01/15/17Δ	780,000	780,000
Wyndham Worldwide Corporation
2.95%, 03/01/17	1,000,000	1,012,511
ZF North America Capital, Inc.
4.00%, 04/29/20 144A	700,000	668,063
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18Δ	820,000	821,520
2.70%, 04/01/20	190,000	190,892

Total Corporate Bonds (Cost $236,789,132)		234,915,352

FOREIGN BONDS — 12.6%
Australia — 0.8%
Asciano Finance, Ltd.
5.00%, 04/07/18 144A	1,500,000	1,591,192
Macquarie Bank, Ltd.
2.00%, 08/15/16 144A	1,100,000	1,108,004
5.00%, 02/22/17 144A@Δ	250,000	261,660
0.93%, 10/27/17 144A†	480,000	478,068
1.60%, 10/27/17 144AΔ	860,000	858,244
Macquarie Group, Ltd.
1.30%, 01/31/17 144A†	1,240,000	1,246,013
4.88%, 08/10/17 144A	355,000	372,665
National Australia Bank, Ltd.
1.30%, 06/30/17 144A	390,000	388,943
Perpetual Trustee- Apollo
3.94%, 10/03/40(A)	459,023	324,222
Virgin Australia 2013-1A Trust
5.00%, 04/23/25 144A	549,946	571,284

		7,200,295

Bermuda — 0.2%
Aircastle, Ltd.
6.75%, 04/15/17Δ	1,546,000	1,623,300

Brazil — 0.2%
Banco do Nordeste do Brasil SA
3.63%, 11/09/15 144A	710,000	708,405
Banco Santander Brasil SA
4.63%, 02/13/17 144A	1,000,000	1,002,000

		1,710,405

Canada — 0.8%
Bell Canada
1.27%, 04/22/16(C)†	1,150,000	861,319
Canadian Natural Resources, Ltd.
1.75%, 01/15/18	480,000	474,735
Glencore Finance Canada, Ltd.
2.70%, 10/25/17 144AΔ	1,290,000	1,160,916
Rogers Communications, Inc.
1.36%, 03/13/17(C)†	550,000	410,499
Royal Bank of Canada
1.20%, 09/19/17Δ	1,885,000	1,885,170
Shaw Communications, Inc.
1.44%, 02/01/16(C)†	1,000,000	749,007
Thomson Reuters Corporation
0.88%, 05/23/16	600,000	599,569
1.65%, 09/29/17	640,000	640,009
TransAlta Corporation
1.90%, 06/03/17Δ	112,000	111,455

		6,892,679

Cayman Islands — 0.3%
Alibaba Group Holding, Ltd.
1.63%, 11/28/17 144AΔ	400,000	397,817
Baidu, Inc.
2.25%, 11/28/17	440,000	440,106
Hutchison Whampoa International, (12) (II), Ltd.
2.00%, 11/08/17 144A	370,000	371,772

26	See Notes to Schedules of Investments.

	Par	Value
Seagate HDD Cayman
3.75%, 11/15/18	$325,000	$332,665
3.75%, 11/15/18 144A	660,000	674,567

		2,216,927

Chile — 0.4%
Banco Santander Chile
1.89%, 01/19/16 144A†	2,500,000	2,503,125
Corpbanca SA
3.88%, 09/22/19 144A	500,000	505,950

		3,009,075

Denmark — 0.1%
AP Moeller—Maersk A/S
2.55%, 09/22/19 144A	670,000	674,953

France — 1.8%
BNP Paribas SA
0.93%, 12/12/16†	100,000	100,133
BPCE SA
1.63%, 02/10/17	440,000	441,635
Credit Agricole SA
1.09%, 04/15/19 144A†	1,260,000	1,256,664
1.30%, 06/10/20 144A†	1,400,000	1,401,204
Dexia Credit Local SA
0.69%, 11/07/16 144A†	2,500,000	2,500,812
0.69%, 01/11/17†	9,800,000	9,817,630

		15,518,078

Germany — 0.1%
FMS Wertmanagement
1.13%, 09/05/17	1,100,000	1,106,652

Iceland — 0.1%
Iceland Government International Bond
4.88%, 06/16/16	627,000	641,163

Ireland — 0.1%
AerCap Ireland Capital, Ltd.
2.75%, 05/15/17	700,000	691,250

Italy — 0.5%
Intesa Sanpaolo SpA
1.67%, 04/11/16†	3,300,000	3,305,204
Italy Government International Bond
5.25%, 09/20/16	741,000	769,552

		4,074,756

Japan — 0.6%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.20%, 03/10/17 144A	620,000	617,709
1.45%, 09/08/17 144A	750,000	745,335
1.36%, 09/14/18 144A†	800,000	802,439
Japan Finance Organization for Municipalities
1.50%, 09/12/17	200,000	201,281
Mitsubishi UFJ Trust & Banking Corporation
1.60%, 10/16/17 144A	500,000	499,795
Mizuho Bank, Ltd.
1.30%, 04/16/17 144A	490,000	488,341
0.78%, 09/25/17 144A†	300,000	298,737
1.70%, 09/25/17 144A@	1,110,000	1,110,143

		4,763,780

Luxembourg — 0.1%
Pentair Finance SA
2.90%, 09/15/18Δ	720,000	722,842

Mexico — 0.3%
Kansas City Southern de Mexico SA de CV
0.99%, 10/28/16†	1,000,000	994,569
Petroleos Mexicanos
5.50%, 01/21/21Δ	1,400,000	1,475,530

		2,470,099

Netherlands — 0.7%
ABN AMRO Bank NV
1.09%, 10/28/16 144A†	600,000	602,634
EDP Finance BV
6.00%, 02/02/18 144A	800,000	851,504
ING Bank NV
1.80%, 03/16/18 144AΔ	645,000	645,932
1.02%, 10/01/19 144A†@Δ	250,000	248,201
Petrobras Global Finance BV
3.88%, 01/27/16	1,900,000	1,869,125
1.95%, 05/20/16†	300,000	283,500
2.69%, 03/17/17†	1,300,000	1,121,250

		5,622,146

New Zealand — 0.3%
ANZ New Zealand International, Ltd.
1.40%, 04/27/17 144A	660,000	661,397
BNZ International Funding, Ltd.
1.90%, 02/26/18 144A	2,000,000	2,004,926

		2,666,323

Norway — 0.0%
Eksportfinans ASA
2.38%, 05/25/16	300,000	300,795

Panama — 0.0%
Carnival Corporation
1.20%, 02/05/16Δ	310,000	310,356

Singapore — 0.0%
DBS Group Holdings, Ltd.
0.79%, 07/16/19 144A†	400,000	400,212

South Korea — 2.8%
Export-Import Bank of Korea
1.18%, 09/17/16†	800,000	802,488
5.38%, 10/04/16 144A	1,300,000	1,355,700
Hyundai Capital Services, Inc.
4.38%, 07/27/16	1,657,000	1,699,201
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	2,900,000	2,973,857
Industrial Bank of Korea
2.38%, 07/17/17	2,000,000	2,028,652
KEB Hana Bank
4.00%, 11/03/16	1,500,000	1,542,705
3.50%, 10/25/17	800,000	827,122
Korea Development Bank
3.88%, 05/04/17	4,800,000	4,979,150
Korea Land & Housing Corporation
1.88%, 08/02/17 144A	2,000,000	2,010,072
Korea Western Power Co., Ltd.
2.88%, 10/10/18Δ	3,000,000	3,068,922

See Notes to Schedules of Investments.	27

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
KT Corporation
1.75%, 04/22/17 144A	$2,000,000	$2,003,736
2.63%, 04/22/19@	800,000	811,642

		24,103,247

Spain — 0.1%
Instituto de Credito Oficial
1.13%, 04/01/16 144A	1,300,000	1,302,185

Sweden — 0.1%
Swedbank AB
1.60%, 03/02/18 144A	900,000	900,818

Switzerland — 0.7%
Credit Suisse
1.38%, 05/26/17	1,480,000	1,479,011
1.75%, 01/29/18	500,000	500,215
1.70%, 04/27/18	1,185,000	1,180,778
3.63%, 09/09/24	500,000	501,398
UBS AG
1.80%, 03/26/18	2,200,000	2,199,677

		5,861,079

United Kingdom — 1.1%
Abbey National Treasury Services PLC
1.65%, 09/29/17	1,150,000	1,154,965
Anglo American Capital PLC
1.24%, 04/15/16 144A†	300,000	299,795
Barclays Bank PLC
0.90%, 02/17/17†	890,000	889,724
Barclays PLC
2.00%, 03/16/18	1,350,000	1,349,532
HSBC Bank PLC
0.96%, 05/15/18 144A†	1,190,000	1,188,242
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18 144A	700,000	687,855
Nationwide Building Society
2.35%, 01/21/20 144AΔ	800,000	802,268
Rofin
2.02%, 08/16/46 STEP†	350,045	526,314
Standard Chartered PLC
1.50%, 09/08/17 144A	1,320,000	1,324,737
Yorkshire Building Society
2.13%, 03/18/19(E)	900,000	1,041,237

		9,264,669

Virgin Islands (British) — 0.4%
Sinopec Group Overseas Development 2014, Ltd.
1.06%, 04/10/17 144A†	3,000,000	2,999,286
TSMC Global, Ltd.
1.63%, 04/03/18 144A	370,000	366,869

		3,366,155

Total Foreign Bonds (Cost $108,142,414)		107,414,239

LOAN AGREEMENTS — 0.1%
Activision Blizzard, Inc. Term B Loan
3.25%, 10/11/20 (Cost $642,441)	635,375	635,108

MORTGAGE-BACKED SECURITIES — 18.8%
Adjustable Rate Mortgage Trust Series 2007-1
3.83%, 03/25/37†	1,608,285	1,261,972
American Home Mortgage Investment Trust Series 2004-3
2.31%, 10/25/34†	272,309	271,973
American Home Mortgage Assets Trust Series 2006-5
1.12%, 11/25/46†	856,375	439,734
Arran Residential Mortgages Funding PLC Series 2011-1A
1.78%, 11/19/47 144A†	340,372	341,021
Banc of America Commercial Mortgage Trust Series 2006-4
5.62%, 07/10/46†	289,183	296,742
Banc of America Commercial Mortgage Trust Series 2007-4
6.00%, 02/10/51†	1,290,000	1,374,923
Banc of America Commercial Mortgage Trust Series 2007-5
5.49%, 02/10/51	1,826,321	1,919,193
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6
5.32%, 09/10/47†	1,195,000	1,195,896
Banc of America Funding Trust Series 2006-J
2.91%, 01/20/47†	414,170	349,260
Banc of America Mortgage Trust Series 2003-L
2.62%, 01/25/34†	183,703	179,718
Banc of America Mortgage Trust Series 2004-2
6.50%, 10/25/31	52,348	54,911
Banc of America Mortgage Trust Series 2004-I
2.78%, 10/25/34†	297,681	295,180
BBCMS Trust Series 2015-RRI
1.36%, 05/15/32 144A†	2,200,000	2,182,781
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-8
2.75%, 01/25/34†	235,064	234,839
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-5
3.11%, 07/25/34†	327,762	328,493
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-7
2.82%, 10/25/34†	35,818	35,495
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2
2.68%, 03/25/35†	502,130	504,170

28	See Notes to Schedules of Investments.

	Par	Value
Bear Stearns ALT-A Trust Series 2004-13
0.93%, 11/25/34†	$176,387	$173,848
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW11
5.60%, 03/11/39†	1,072,916	1,081,314
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW15
5.32%, 02/11/44	1,005,973	1,046,880
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17
5.69%, 06/11/50†	1,900,000	2,006,478
5.74%, 06/11/50	26,706	26,674
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18
6.08%, 06/11/50†	1,055,000	1,137,878
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26
5.51%, 01/12/45†	845,000	891,374
BLCP Hotel Trust Series 2014-CLRN
1.16%, 08/15/29 144A†	1,920,448	1,902,285
CD Commercial Mortgage Trust Series 2007-CD4
5.37%, 12/11/49†	395,000	408,303
CDGJ Commercial Mortgage Trust Series 2014-BXCH
1.61%, 12/15/27 144A†	790,000	784,883
CGBAM Commercial Mortgage Trust Series 2015-SMRT
3.21%, 04/10/28 144A	850,000	872,066
Citigroup Commercial Mortgage Trust Series 2013-SMP
2.11%, 01/12/30 144A	1,263,945	1,278,235
Citigroup Commercial Mortgage Trust Series 2015-SSHP
3.25%, 09/15/17 144A†	1,185,000	1,170,798
COBALT Commercial Mortgage Trust Series 2007-C3
5.96%, 05/15/46†	1,040,000	1,104,709
COMM Mortgage Trust Series 2006-C8
5.31%, 12/10/46	1,107,818	1,142,733
COMM Mortgage Trust Series 2010-C1
3.16%, 07/10/46 144A	98,522	98,457
COMM Mortgage Trust Series 2012-9W57
2.36%, 02/10/29 144A	1,155,000	1,170,914
COMM Mortgage Trust Series 2012-CR2
0.00%, 08/15/45 IOΩ†	1,964,165	173,335
COMM Mortgage Trust Series 2013-CR7
0.00%, 03/10/46 IOΩ†	5,613,974	408,568
COMM Mortgage Trust Series 2013-CR11
5.05%, 10/10/46 IOΩ†	5,935,991	397,913
COMM Mortgage Trust Series 2013-CR12
2.90%, 10/10/46	2,055,000	2,126,505
COMM Mortgage Trust Series 2013-SFS
1.87%, 04/12/35 144A	611,157	602,104
COMM Mortgage Trust Series 2014-FL5
2.34%, 10/15/31 144A†	670,000	668,715
COMM Mortgage Trust Series 2014-KYO
1.10%, 06/11/27 144A†	3,400,000	3,374,548
COMM Mortgage Trust Series 2015-LC21
2.98%, 07/10/48	2,050,000	2,136,063
COMM Mortgage Trust Series 2015-LC21
3.94%, 07/10/48Ω†	6,876,230	375,899
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-29
0.73%, 02/25/35†	148,445	140,356
Credit Suisse Commercial Mortgage Trust Series 2006-C1
5.65%, 02/15/39†	655,000	659,359
Credit Suisse Commercial Mortgage Trust Series 2007-C5
5.62%, 09/15/40†	251,344	257,231
Credit Suisse Commercial Mortgage Trust Series 2008-C1
6.27%, 02/15/41†	85,218	85,947
Crusade Global Trust Series 2006-2
0.38%, 11/15/37†	1,102,759	1,098,939
CSMC Trust Series 2013-IVR2
1.55%, 04/25/43 144A†	1,047,730	981,408
DBRR Trust Series 2011-C32
5.90%, 06/17/49 144A†	1,805,000	1,877,288
Del Coronado Trust Series 2013-HDC
1.00%, 03/15/26 144A†	530,000	528,239
Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4
5.87%, 10/25/36 STEP	380,405	315,396
5.89%, 10/25/36 STEP	380,405	315,645
Eurosail PLC Series 2007-4X
0.89%, 06/13/45(U)†	487,462	730,172
Fannie Mae Connecticut Avenue Securities Series 2013-C01
2.19%, 10/25/23†	810,992	818,471
Fannie Mae Connecticut Avenue Securities Series 2014-C01
1.79%, 01/25/24†	895,570	898,720

See Notes to Schedules of Investments.	29

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Fannie Mae Connecticut Avenue Securities Series 2014-C02
1.15%, 05/25/24†	$1,227,478	$1,217,473
Fannie Mae Connecticut Avenue Securities Series 2014-C03
1.39%, 07/25/24†	1,774,704	1,770,826
Fannie Mae Grantor Trust Series 2002-T6
3.31%, 02/25/32	42,062	42,674
FDIC Guaranteed Notes Trust Series 2010-S1
3.25%, 04/25/38 144A	347,991	360,088
0.75%, 02/25/48 144A†	111,309	111,337
FDIC Guaranteed Notes Trust Series 2010-S4
0.92%, 12/04/20 144A†	1,497,313	1,507,597
FDIC Trust Series 2010-R1
2.18%, 05/25/50 144A	545,564	546,824
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	86,071	90,762
5.00%, 02/01/19	107,606	113,611
5.00%, 12/01/19	207,717	219,303
5.50%, 05/01/22	666,724	708,960
2.61%, 07/01/27†	10,464	11,121
2.38%, 11/01/31†	47,621	50,726
2.50%, 04/01/32†	8,555	9,050
2.27%, 06/01/33†	727,078	771,685
2.38%, 10/01/34†	179,393	191,286
2.50%, 08/01/35†	629,981	670,677
2.07%, 09/01/35†	386,931	408,715
2.19%, 10/01/35†	578,527	611,933
2.12%, 04/01/36†	580,892	613,921
5.50%, 05/01/38	413,857	458,397
5.50%, 02/01/40	135,696	150,276
Federal Home Loan Mortgage Corporation REMIC Series 3710
4.00%, 08/15/25 STEP	321,921	345,837
Federal Home Loan Mortgage Corporation REMIC Series 3959
4.50%, 11/15/41	791,272	866,283
Federal Home Loan Mortgage Corporation REMIC Series 3986
4.50%, 09/15/41	793,836	860,099
Federal Home Loan Mortgage Corporation REMIC Series 4286
4.00%, 12/15/43	535,466	578,508
Federal Home Loan Mortgage Corporation REMIC Series 4390
3.50%, 06/15/50	760,520	801,765
Federal National Mortgage Association
5.00%, 07/01/19	46,193	48,070
5.00%, 05/01/21	390,124	406,576
5.00%, 11/01/21	166,334	173,429
4.50%, 10/01/24 TBA	510,000	528,448
2.19%, 12/01/24 CONV†	14,267	14,646
9.00%, 05/01/25	4,360	4,426
9.00%, 07/01/25	9,083	9,216
3.50%, 10/01/25 TBA	5,775,000	6,099,844
4.00%, 10/01/26 TBA	1,300,000	1,360,531
3.00%, 11/01/26 TBA	1,200,000	1,247,578
3.00%, 10/01/27 TBA	2,900,000	3,019,851
2.50%, 12/01/27	2,349,804	2,417,857
2.40%, 09/01/31†	67,142	71,432
1.45%, 08/01/32†	593,293	619,240
5.50%, 10/01/32	395,895	443,248
2.29%, 12/01/32†	467,320	497,705
2.06%, 04/01/33†	134,421	142,256
2.18%, 06/01/33†	97,613	103,254
2.66%, 06/01/33†	57,208	60,746
2.43%, 10/01/33†	211,139	223,716
2.30%, 12/01/33†	82,286	87,385
2.70%, 03/01/34†	90,299	91,339
2.16%, 09/01/34†	163,892	172,823
2.17%, 09/01/34†	152,326	160,985
1.81%, 10/01/34†	171,367	179,585
2.04%, 10/01/34†	216,393	228,620
2.24%, 02/01/35†	252,170	268,088
2.38%, 09/01/35†	479,407	507,646
2.27%, 12/01/35†	14,349	15,064
5.50%, 10/01/37 TBA	6,500,000	7,260,323
1.38%, 08/01/42†	410,666	420,688
3.63%, 09/01/42†	1,292,322	1,365,185
1.38%, 07/01/44†	281,523	288,676
1.38%, 10/01/44†	217,859	223,310
Federal National Mortgage Association REMIC Series 2004-80
4.00%, 11/25/19	52,740	54,223
Federal National Mortgage Association REMIC Series 2011-48
4.00%, 06/25/26 STEP	524,264	561,125
Federal National Mortgage Association REMIC Series 2011-87
0.74%, 09/25/41†	2,797,472	2,825,165
Federal National Mortgage Association REMIC Series 2015-M4
2.78%, 07/25/22 IOΩ	23,767,752	722,302
FHLMC Multifamily VRD Certificates Series M012
5.50%, 08/15/51	3,000,000	3,082,500
FHLMC Structured Pass-Through Securities Series T-56
1.19%, 05/25/43†	718,929	732,397
FHLMC Structured Pass-Through Securities Series T-61
1.58%, 07/25/44†	1,045,686	1,073,300
First Horizon Alternative Mortgage Securities Trust Series 2004-AA1
2.24%, 06/25/34†	377,802	370,883
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2013-DN2
1.64%, 11/25/23†	578,407	578,222

30	See Notes to Schedules of Investments.

	Par	Value
GAHR Commericial Mortgage Trust Series 2015-NRF
1.51%, 12/15/16 144A†	$1,990,000	$1,985,663
GE Capital Commercial Mortgage Corporation Series 2007-C1
5.48%, 12/10/49†	963,065	1,008,951
Giovecca Mortgages SRL Series 2011-1
0.58%, 04/23/48(E)†	367,823	408,810
GMAC Commercial Mortgage Securities, Inc. Series 2006-C1
5.23%, 11/10/45†	1,022,016	1,023,758
Government National Mortgage Association
1.75%, 06/20/17†	2,144	2,170
2.00%, 06/20/21†	2,691	2,790
1.75%, 03/20/22†	142,125	147,184
1.75%, 01/20/23†	24,191	24,998
1.75%, 05/20/24†	44,809	46,201
1.63%, 07/20/25†	58,565	60,960
1.63%, 08/20/25†	15,255	15,879
1.63%, 11/20/25†	49,562	51,462
1.63%, 12/20/26†	68,784	71,473
1.63%, 07/20/27†	1,643	1,714
1.63%, 10/20/27†	27,393	28,446
8.50%, 10/15/29	23,725	24,551
8.50%, 03/15/30	739	743
8.50%, 04/15/30	5,003	5,140
8.50%, 05/15/30	63,446	66,851
1.75%, 05/20/30†	43,607	44,815
8.50%, 07/15/30	50,222	54,388
8.50%, 08/15/30	12,722	13,830
8.50%, 11/15/30	8,070	8,565
8.50%, 12/15/30	28,513	33,385
8.50%, 02/15/31	16,806	17,723
Government National Mortgage Association Series 2000-9
0.81%, 02/16/30†	79,936	81,123
Government National Mortgage Association Series 2007-30
0.52%, 05/20/37†	247,965	248,675
Granite Master Issuer PLC Series 2006-1A
0.36%, 12/20/54 144A†	322,473	322,026
Granite Master Issuer PLC Series 2006-3
0.30%, 12/20/54†	821,562	820,171
Granite Master Issuer PLC Series 2007-1
0.36%, 12/20/54†	225,089	223,953
Granite Master Issuer PLC Series 2007-2
0.29%, 12/17/54†	768,283	765,134
0.30%, 12/17/54†	352,530	351,104
Granite Mortgages PLC Series 2003-3
0.36%, 01/20/44(E)†	49,362	55,041
Granite Mortgages PLC Series 2004-1
0.91%, 03/20/44(U)†	134,437	202,782
Granite Mortgages PLC Series 2004-2
0.91%, 06/20/44(U)†	622,302	938,686
GreenPoint Mortgage Funding Trust Series 2005-AR5
0.46%, 11/25/45†	189,651	164,028
GreenPoint Mortgage Funding Trust Series 2006-OH1
0.37%, 01/25/37†	652,591	522,072
GS Mortgage Securities Trust Series 2007-GG10
5.99%, 08/10/45†	224,295	238,634
GSR Mortgage Loan Trust Series 2004-11
2.81%, 09/25/34†	384,611	371,840
GSR Mortgage Loan Trust Series 2005-AR6
2.70%, 09/25/35†	299,678	300,587
Hilton USA Trust Series 2013-HLF
1.20%, 11/05/30 144A†	1,202,267	1,201,806
Hilton USA Trust Series 2013-HLT
4.41%, 11/05/30 144A	825,000	832,136
4.60%, 11/05/30 144A†	975,000	984,039
Impac CMB Trust Series 2003-1
0.99%, 03/25/33†	303,139	296,057
IndyMac INDX Mortgage Loan Trust Series 2006-AR12
0.38%, 09/25/46†	740,287	630,096
IndyMac INDX Mortgage Loan Trust Series 2007-FLX3
0.46%, 06/25/37†	422,200	282,264
JP Morgan Chase Commercial Mortgage Securities Trust Series 2002-CIB5
5.50%, 10/12/37 144A	1,640,635	1,695,364
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB15
5.81%, 06/12/43†	2,920,380	2,972,530
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19
5.88%, 02/12/49†	768,900	812,333
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12
5.85%, 02/15/51†	1,230,965	1,314,896
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4
4.11%, 07/15/46 144A	1,400,000	1,477,469
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-FL6
1.61%, 11/15/31 144A†	845,000	841,366
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-CSMO
1.46%, 01/15/32 144A†	1,090,000	1,084,782

See Notes to Schedules of Investments.	31

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
JP Morgan Mortgage Trust Series 2005-A1
2.67%, 02/25/35†	$85,653	$85,444
JP Morgan Mortgage Trust Series 2013-1
2.50%, 03/25/43 144A†	409,351	410,330
Lanark Master Issuer PLC Series 2012-2A
1.73%, 12/22/54 144A†	575,898	576,905
LB-UBS Commercial Mortgage Trust Series 2007-C1
5.42%, 02/15/40	1,156,465	1,201,576
LB-UBS Commercial Mortgage Trust Series 2007-C6
6.11%, 07/15/40†	1,645,000	1,745,320
LB-UBS Commercial Mortgage Trust Series 2007-C7
6.37%, 09/15/45†	2,130,000	2,318,122
Luminent Mortgage Trust Series 2006-7
0.36%, 12/25/36†	730,312	584,578
MASTR Adjustable Rate Mortgages Trust Series 2003-6
2.49%, 12/25/33†	236,625	233,982
Merrill Lynch Mortgage Investors Trust Series 2004-1
2.18%, 12/25/34†	408,476	409,490
Merrill Lynch Mortgage Investors Trust Series 2006-1
2.12%, 02/25/36†	483,033	476,661
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4
5.20%, 12/12/49	915,000	949,007
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13
0.00%, 11/15/46 IOΩ†	4,897,638	325,881
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23
2.98%, 07/15/50	1,400,000	1,455,118
Morgan Stanley Capital I Trust Series 2007-HQ11
5.48%, 02/12/44†	1,655,000	1,726,469
Morgan Stanley Capital I Trust Series 2007-IQ13
5.41%, 03/15/44	1,090,000	1,131,720
National RMBS Trust Series 2012-2
3.15%, 06/20/44(A)†	344,202	244,340
NCUA Guaranteed Notes Trust Series 2010-R1
1.84%, 10/07/20	19,093	19,135
NCUA Guaranteed Notes Trust Series 2010-R3
0.76%, 12/08/20†	2,656,436	2,675,015
NCUA Guaranteed Notes Trust Series 2011-C1
0.73%, 03/09/21 STEP†	1,427,513	1,428,572
RALI Trust Series 2003-QS1
0.59%, 01/25/33†	14,785	14,706
RCMC LLC Series 2012-CRE1
5.62%, 11/15/44 144A	227,483	231,503
RFMSI Trust Series 2003-S9
6.50%, 03/25/32	13,795	14,297
Selkirk No. 1, Ltd. Series 1
1.33%, 02/20/41 144A	1,804,674	1,800,208
Sequoia Mortgage Trust Series 2012-1
2.87%, 01/25/42†	432,207	433,532
Sequoia Mortgage Trust Series 2012-2
3.50%, 04/25/42†	276,948	279,444
Sequoia Mortgage Trust Series 2013-1
1.45%, 02/25/43†	576,160	556,396
Sequoia Mortgage Trust Series 2013-4
1.55%, 04/25/43†	681,819	659,598
Springleaf Mortgage Loan Trust Series 2012-3A
1.57%, 12/25/59 144A†	238,584	238,519
Springleaf Mortgage Loan Trust Series 2013-1A
1.27%, 06/25/58 144A†	587,035	583,302
Springleaf Mortgage Loan Trust Series 2013-2A
1.78%, 12/25/65 144A†	362,341	362,586
STRIPs, Ltd. Series 2012-1A
1.50%, 12/25/44 144A	174,861	173,374
Structured Adjustable Rate Mortgage Loan Trust Series 2004-10
2.52%, 08/25/34†	584,640	570,439
Structured Adjustable Rate Mortgage Loan Trust Series 2004-13
0.49%, 09/25/34†	128,942	111,212
Structured Asset Mortgage Investments II Trust Series 2004-AR5
2.17%, 10/19/34†	156,342	130,086
Structured Asset Mortgage Investments II Trust Series 2005-AR5
0.47%, 07/19/35†	116,858	100,937
Structured Asset Mortgage Investments II Trust Series 2005-AR8
0.47%, 02/25/36†	602,980	487,165
Talisman-6 Finance PLC Series 6
0.16%, 10/22/16(E)†	19,118	21,197
TBW Mortgage-Backed Trust Series 2007-2
6.01%, 07/25/37 STEP	378,097	282,086
TORRENS Trust Series 2013-1
3.01%, 04/12/44(A)†	1,667,830	1,168,399

32	See Notes to Schedules of Investments.

	Par	Value
UBS-Barclays Commercial Mortgage Trust Series 2012-C2
5.61%, 05/10/63 IO 144AΩ†	$6,308,556	$428,849
Wachovia Bank Commercial Mortgage Trust Series 2006-C23
5.42%, 01/15/45†	429,710	429,940
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.90%, 06/15/49†	837,088	883,693
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR6
1.60%, 06/25/42†	17,832	17,209
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR8
2.49%, 08/25/33†	407,361	417,718
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR2
0.50%, 01/25/45†	614,395	578,262
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5
1.18%, 06/25/46†	1,106,785	1,029,635
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19
0.94%, 01/25/47†	600,081	484,580
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1
2.19%, 02/25/37†	474,253	396,073
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY5
2.16%, 05/25/37†	522,693	426,791
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY7
2.23%, 07/25/37†	1,431,588	1,216,087
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA5
1.04%, 05/25/47 IO†	298,437	21,291
Wells Fargo Commercial Mortgage Trust Series 2010-C1
3.35%, 11/15/43 144A	1,002,944	1,041,861
Wells Fargo Commercial Mortgage Trust Series 2014-TISH
2.96%, 01/15/27 144A†	790,000	772,746
Wells Fargo Mortgage-Backed Securities Trust Series 2004-EE
2.71%, 12/25/34†	372,023	374,166
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR16
2.68%, 08/25/33†	70,521	71,758
WFRBS Commercial Mortgage Trust Series 2012-C8
0.00%, 08/15/45 IO 144AΩ†	3,560,180	317,278

Total Mortgage-Backed Securities (Cost $163,578,100)		159,692,620

MUNICIPAL BONDS — 1.4%
California Earthquake Authority, Revenue Bond
1.82%, 07/01/17	480,000	483,739
2.81%, 07/01/19	1,300,000	1,327,612
Energy Northwest, Revenue Bond
1.79%, 07/01/18	400,000	406,944
Florida Hurricane Catastrophe Fund Finance Corporation, Series A, Revenue Bond
1.30%, 07/01/16	720,000	724,018
North Texas Higher Education Authority, Inc. Taxable Student Loan, Revenue Bond, Series 1
1.38%, 04/01/40†	274,905	274,135
State of Texas, General Obligation, Series C-2
0.60%, 06/01/19†	3,300,000	3,299,868
University of California, Revenue Bond
0.70%, 07/01/41†	1,000,000	1,000,000
University of California, Revenue Bond, Series Y-1
0.70%, 07/01/41†	1,100,000	1,100,000
University of Massachusetts Building Authority, Revenue Bond, Series 4
1.31%, 11/01/17	3,000,000	3,030,390

Total Municipal Bonds (Cost $11,576,051)		11,646,706

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Put Options — 0.0%
90-Day Euro, Strike Price
$97.88, Expires
06/13/16 (JPM)	215	1,344
90-Day Euro, Strike Price
$98.63, Expires
06/13/16 (JPM)	215	5,375

Total Purchased Options (Cost $188,770)		6,719

See Notes to Schedules of Investments.	33

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
U.S. TREASURY OBLIGATIONS — 34.0%
U.S. Treasury Bills
0.00%, 02/04/16	$650,000	$649,975
0.29%, 06/23/16Ω	10,000,000	9,987,990

		10,637,965

U.S. Treasury Inflationary Index Bond
0.13%, 04/15/20	12,700,000	12,868,758

U.S. Treasury Notes
0.50%, 08/31/16	12,000,000	12,014,532
0.88%, 09/15/16	1,045,000	1,049,871
0.38%, 10/31/16Δ	16,000,000	15,996,464
0.50%, 11/30/16	48,200,000	48,240,488
0.63%, 12/15/16Δ	3,000,000	3,006,855
0.63%, 12/31/16	8,000,000	8,016,928
0.50%, 01/31/17	6,065,000	6,068,117
0.63%, 07/31/17	72,020,000	72,055,650
1.00%, 09/15/17	13,540,000	13,637,583
0.88%, 11/15/17Δ	6,675,000	6,699,858
1.00%, 02/15/18Δ	25,575,000	25,716,021
1.00%, 05/15/18	25,725,000	25,828,157
1.00%, 08/15/18	18,355,000	18,406,137
1.50%, 08/31/18	9,060,000	9,213,594

		265,950,255

Total U.S. Treasury Obligations (Cost $289,168,386)		289,456,978

	Shares
MONEY MARKET FUNDS — 6.8%
GuideStone Money Market Fund (Investor Class)¥	16,286,962	16,286,962
Northern Institutional Liquid Assets Portfolio§	41,230,582	41,230,582

Total Money Market Funds (Cost $57,517,544)		57,517,544

TOTAL INVESTMENTS — 115.1% (Cost $985,548,235)		978,619,358

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Options — (0.1)%
90-Day Euro, Strike Price
$98.75, Expires
06/13/16 (MSCS)	(66)	(102,300)
90-Day Euro, Strike Price
$98.75, Expires
12/19/16 (CITIG)	(602)	(665,963)
90-Day Euro, Strike Price
$99.00, Expires
09/19/16 (MSCS)	(123)	(100,706)
90-Day Euro, Strike Price
$99.25, Expires
03/14/16 (MSCS)	(143)	(90,269)

		(959,238)

Put Options — 0.0%
90-Day Euro, Strike Price
$98.25, Expires
06/13/16 (JPM)	(430)	(2,687)
90-Day Euro, Strike Price
$98.75, Expires
12/19/16 (CITIG)	(602)	(210,700)
90-Day Euro, Strike Price
$99.00, Expires
09/16/16 (MSCS)	(123)	(36,131)
90-Day Euro, Strike Price
$99.25, Expires
03/14/16 (MSCS)	(143)	(8,044)

		(257,562)

	Notional Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price
1.80%, Expires
12/16/15 (MSCS)	$(29,100,000)	(55,919)

Total Written Options (Premiums received $(1,581,978))		(1,272,719)

	Par
TBA SALE COMMITMENTS — (0.4)%
Federal Home Loan Mortgage Corporation
5.50%, 10/01/38 TBA (Proceeds $(3,323,906))	$(3,000,000)	(3,325,077)

Liabilities in Excess of Other Assets — (14.6)%		(124,055,387)

NET ASSETS — 100.0%		$849,966,175

34	See Notes to Schedules of Investments.

Swap agreements outstanding at September 30, 2015:

Maturity Date	Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
12/20/20	Volvo Treasury AB, 5.00% due 05/31/17	1.26%	(1.00)%	EUR	500,000	$(15,836)	BNP	$(7,445)
12/20/20	Volvo Treasury AB, 5.00% due 05/31/17	1.26%	(1.00)%	EUR	400,000	1,996	MSCS	(5,833)
12/20/20	Volvo Treasury AB, 5.00% due 05/31/17	1.26%	(1.00)%	EUR	300,000	2,321	CITI	(4,375)

						$(11,519)		$(17,653)

Maturity Date	Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
10/12/52	CMBX.NA.AAA.1 Index	0.44%	1.00%	USD	522,047	$1,604	GSC	$(135)
10/12/52	CMBX.NA.AAA.1 Index	0.40%	1.00%	USD	33,680	97	CS	(9)

						$1,701		$(144)

Maturity Date	Reference Obligation		Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
06/17/17	U.S. Federal Funds Rate		0.99%	USD	176,500,000	$(1,600,958)	CITI	$(1,962,141)
12/16/22	3-Month LIBOR		(2.25)%	USD	22,500,000	(665,484)	CS	(567,801)
12/16/22	3-Month LIBOR		2.00%	USD	10,600,000	(101,489)	CME	(267,497)

						$(2,367,931)		$(2,797,439)

Total Swap agreements outstanding at September 30, 2015						$(2,377,749)		$(2,815,236)

See Notes to Schedules of Investments.	35

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$6,091,797	$—	$6,051,315	$40,482
Asset-Backed Securities	111,242,295	—	80,332,205	30,910,090
Corporate Bonds	234,915,352	—	234,915,352	—
Foreign Bonds:
Australia	7,200,295	—	6,876,073	324,222
Bermuda	1,623,300	—	1,623,300	—
Brazil	1,710,405	—	1,710,405	—
Canada	6,892,679	—	6,892,679	—
Cayman Islands	2,216,927	—	2,216,927	—
Chile	3,009,075	—	3,009,075	—
Denmark	674,953	—	674,953	—
France	15,518,078	—	15,518,078	—
Germany	1,106,652	—	1,106,652	—
Iceland	641,163	—	641,163	—
Ireland	691,250	—	691,250	—
Italy	4,074,756	—	4,074,756	—
Japan	4,763,780	—	4,763,780	—
Luxembourg	722,842	—	722,842	—
Mexico	2,470,099	—	2,470,099	—
Netherlands	5,622,146	—	5,622,146	—
New Zealand	2,666,323	—	2,666,323	—
Norway	300,795	—	300,795	—
Panama	310,356	—	310,356	—
Singapore	400,212	—	400,212	—
South Korea	24,103,247	—	24,103,247	—
Spain	1,302,185	—	1,302,185	—
Sweden	900,818	—	900,818	—
Switzerland	5,861,079	—	5,861,079	—
United Kingdom	9,264,669	—	9,264,669	—
Virgin Islands (British)	3,366,155	—	3,366,155	—
Loan Agreements	635,108	—	635,108	—
Money Market Funds	57,517,544	57,517,544	—	—
Mortgage-Backed Securities	159,692,620	—	149,261,497	10,431,123
Municipal Bonds	11,646,706	—	11,646,706	—
Purchased Options	6,719	6,719	—	—
U.S. Treasury Obligations	289,456,978	—	289,456,978	—

Total Assets — Investments in Securities	$978,619,358	$57,524,263	$879,389,178	$41,705,917

Other Financial Instruments***
Forward Foreign Currency Contracts	$456,194	$—	$456,194	$—
Futures Contracts	45,259	45,259	—	—

Total Assets — Other Financial Instruments	$501,453	$45,259	$456,194	$—

36	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
TBA Sale Commitments	$(3,325,077)	$—	$(3,325,077)	$—
Written Options	(1,272,719)	(1,216,800)	(55,919)	—

Total Liabilities — Investments in Securities	$(4,597,796)	$(1,216,800)	$(3,380,996)	$—

Other Financial Instruments***
Swap Agreements	$(2,377,749)	$—	$(2,377,749)	$—

Total Liabilities — Other Financial Instruments	$(2,377,749)	$—	$(2,377,749)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

The unobservable inputs used in the fair value measurement of the reporting entity’s agency obligations, asset-backed securities, corporate bonds, foreign bonds and mortgage-backed securities are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Agency Obligations	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Mortgage-Backed Securities
Balance, 12/31/14	$43,863,320	$—	$25,455,737	$3,451,214	$1,157,486	$13,798,883
Accrued discounts/premiums	(17,539)	—	9,319	(21,511)	(25)	(5,322)
Realized gain (loss)	(142,225)	—	29,536	(4,953)	(46,145)	(120,663)
Change in unrealized appreciation (depreciation)	(96,252)	—	126,435	(16,322)	(14,525)	(191,840)
Purchases	13,085,101	—	12,068,637	—	—	1,016,464
Sales	(6,741,115)	—	(4,468,938)	(479,988)	(124,721)	(1,667,468)
Transfers in to Level 3(1)	40,482	40,482	—	—	—	—
Transfers out of Level 3(2)	(2,022,190)	—	—	(1,450,906)	(571,284)	—
Maturities	(1,180,000)	—	—	(1,180,000)	—	—
Paydowns	(5,083,665)	—	(2,310,636)	(297,534)	(76,564)	(2,398,931)

Balance, 09/30/15	$41,705,917	$40,482	$30,910,090	$—	$324,222	$10,431,123

(1)

Transfers in to Level 3 represent the value of a security at September 30, 2015 that was transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(2)

Transfers out of Level 3 represent the value of securities at September 30, 2015 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

See Notes to Schedules of Investments.	37

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.5%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$435,350
Federal Home Loan Bank
0.25%, 01/11/16	1,600,000	1,599,456
0.24%, 01/26/16	600,000	599,766
0.88%, 05/24/17	20,000	20,094
3.00%, 09/10/21Δ	800,000	854,806
3.38%, 12/08/23	200,000	215,160
Federal Home Loan Mortgage Corporation
2.38%, 01/13/22	1,300,000	1,339,663
Federal National Mortgage Association
1.80%, 10/09/19Ω†Δ	3,350,000	3,112,770
2.63%, 09/06/24Δ	1,000,000	1,024,054
6.25%, 05/15/29	500,000	694,603
6.63%, 11/15/30	1,170,000	1,691,944
Tennessee Valley Authority
3.88%, 02/15/21Δ	1,000,000	1,109,587
5.25%, 09/15/39	230,000	285,979
4.63%, 09/15/60	200,000	219,925

Total Agency Obligations (Cost $12,666,574)		13,203,157

ASSET-BACKED SECURITIES — 4.8%
Asset-Backed Securities Corporation Home Equity Loan Trust Series 2004-HE6
0.74%, 09/25/34†	19,586	19,585
AUTO ABS Series 2012-3
0.60%, 09/27/24(E)	921,303	1,026,160
Avis Budget Rental Car Funding AESOP LLC Series 2013-1A
1.92%, 09/20/19 144A	160,000	160,590
Avis Budget Rental Car Funding AESOP LLC Series 2013-2A
2.97%, 02/20/20 144A	160,000	164,763
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A
2.46%, 07/20/20 144A	150,000	152,199
Avis Budget Rental Car Funding AESOP LLC Series 2014-2A
2.50%, 02/20/21 144A	550,000	552,724
Bayview Financial Mortgage Pass-Through Trust Series 2004-A
0.87%, 02/28/44†	56,814	56,596
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1
6.00%, 10/25/36	1,564,183	1,279,689
6.50%, 10/25/36	2,452,877	1,964,563
Chapel BV Series 2007
0.34%, 07/17/66(E)†	1,048,842	1,124,049
Citigroup Global Markets Mortgage Securities VII, Inc. Series 1998-NC1
0.67%, 03/25/28†	7,885	7,818
CWHEQ Revolving Home Equity Loan Trust Series 2005-F
0.45%, 12/15/35†	244,125	225,275
CWHEQ Revolving Home Equity Loan Trust Series 2006-E
0.35%, 07/15/36†	469,164	401,324
Edsouth Indenture No. 7 LLC Series 2014-3
0.79%, 02/25/36 144A†	1,334,498	1,306,225
Education Funding Capital Trust Series 2004-1
1.85%, 06/15/43Ω†	700,000	652,808
EMC Mortgage Loan Trust Series 2003-B
0.74%, 11/25/41 144A†	24,153	22,669
Financial Asset Securities Corporation AAA Trust Series 2005-1A
0.60%, 02/27/35 144A†	935,517	785,005
Ford Credit Floorplan Master Owner Trust A Series 2015-4
0.81%, 08/15/20†	500,000	499,451
Fremont Home Loan Trust Series 2005-E
0.43%, 01/25/36†	1,461,354	1,412,847
GMACM Home Equity Loan Trust Series 2007-HE3
6.71%, 09/25/37†	120,683	125,552
7.00%, 09/25/37†	59,972	59,520
Goal Capital Funding Trust Series 2007-1
0.42%, 09/25/28†	478,746	473,698
GSAMP Trust Series 2007-HS1
1.04%, 02/25/47†	1,041,685	1,014,319
Hertz Vehicle Financing LLC Series 2013-1A
1.83%, 08/25/19 144A	210,000	209,345
JGWPT XXXIII LLC Series 2014-3A
3.50%, 06/15/77 144A	436,891	440,117
Mississippi Higher Education Assistance Corporation Series 2014-1
0.87%, 10/25/35†	835,152	821,363
Nelnet Student Loan Trust Series 2006-2
0.40%, 01/25/30†	1,800,000	1,759,284
Panhandle-Plains Higher Education Authority, Inc. Series 2010-2
1.46%, 10/01/35†	456,939	458,038
Park Place Securities, Inc. Pass-Through Trust Certificates Series 2005-WCH1
1.03%, 01/25/36†	100,000	95,313
Penarth Master Issuer PLC Series 2015-2A
0.61%, 05/18/19 144A†	1,700,000	1,694,716

38	See Notes to Schedules of Investments.

	Par	Value
Provident Home Equity Loan Trust Series 2000-2
0.73%, 08/25/31†	$79,021	$57,156
RAMP Trust Series 2004-RZ1
0.67%, 03/25/34†	190,501	189,900
RAMP Trust Series 2005-EFC6
0.62%, 11/25/35†	1,900,000	1,684,000
RAMP Trust Series 2006-NC1
0.38%, 01/25/36†	345,602	344,276
Saxon Asset Securities Trust Series 2004-1
0.99%, 03/25/35†	826,405	748,398
SBA Small Business Investment Cos. Series 2015-10B
2.83%, 09/10/25	450,000	457,702
Scholar Funding Trust Series 2010-A
1.12%, 10/28/41 144A†	439,673	426,229
SCLP Series 2015-1
3.28%, 09/15/23+	2,020,000	2,026,100
SLM Private Education Loan Trust Series 2010-A
3.46%, 05/16/44 144A†	753,354	783,570
SLM Student Loan EDC Repackaging Trust Series 2013-M1
3.50%, 10/28/29 144A	335,543	334,818
SLM Student Loan Trust Series 2003-11
1.09%, 12/15/25 144A†	400,000	383,563
SLM Student Loan Trust Series 2005-4
0.42%, 01/25/27†	242,933	230,640
SLM Student Loan Trust Series 2006-2
0.41%, 07/25/25†	2,001,948	1,980,726
SLM Student Loan Trust Series 2007-5
0.41%, 01/26/43†	1,020,000	885,510
SLM Student Loan Trust Series 2007-7
1.05%, 10/25/28†	400,000	318,684
SLM Student Loan Trust Series 2008-2
1.05%, 04/25/23†	228,492	220,926
SLM Student Loan Trust Series 2008-4
1.95%, 07/25/22†	550,000	552,377
SLM Student Loan Trust Series 2008-5
2.00%, 07/25/23†	1,008,000	1,012,435
SLM Student Loan Trust Series 2008-9
1.80%, 04/25/23†	3,364,430	3,372,841
Soundview Home Loan Trust Series 2006-OPT2
0.37%, 05/25/36†	1,193,267	1,126,277
SpringCastle America Funding LLC Series 2014-AA
2.70%, 05/25/23 144A	334,492	335,073
SPS Servicer Advance Receivables Trust Series 2015-T1
2.53%, 06/30/45+ 144A@	4,050,000	4,049,983
Structured Asset Investment Loan Trust Series 2004-7
1.03%, 08/25/34†	322,960	316,307
United States Small Business Administration Series 2013-20J
3.37%, 10/01/33	329,839	345,426
United States Small Business Administration Series 2015-20B
2.46%, 02/01/35	77,934	78,056
United States Small Business Administration Series 2015-20D
2.51%, 04/01/35	260,000	259,603
Utah State Board of Regents Series 2015-1
0.79%, 02/25/43†	990,544	954,132

Total Asset-Backed Securities (Cost $43,227,604)		42,440,313

COMMERCIAL PAPER — 0.2%
Barclays Bank PLC
0.89%, 04/13/16Ω@ (Cost $1,500,000)	1,500,000	1,500,019

CORPORATE BONDS — 22.0%
21st Century Fox America, Inc.
3.70%, 09/15/24Δ	725,000	726,782
ABB Finance USA, Inc.
4.38%, 05/08/42	40,000	39,451
AbbVie, Inc.
1.75%, 11/06/17Δ	280,000	280,975
1.80%, 05/14/18	1,600,000	1,596,571
2.50%, 05/14/20	575,000	572,442
3.20%, 11/06/22	225,000	225,160
3.60%, 05/14/25	370,000	365,653
AES Corporation
4.88%, 05/15/23	80,000	70,600
5.50%, 03/15/24Δ	370,000	329,855
Amazon.com, Inc.
3.30%, 12/05/21Δ	525,000	543,671
4.95%, 12/05/44Δ	390,000	399,944
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	525,000	519,557
American Express Co.
6.80%, 09/01/66†	1,215,000	1,231,706
American Express Credit Corporation
1.39%, 09/14/20†Δ	1,000,000	1,003,821
American International Group, Inc.
2.30%, 07/16/19Δ	200,000	201,332
3.75%, 07/10/25	730,000	742,816
4.50%, 07/16/44	100,000	98,582
6.25%, 03/15/87	278,000	303,715

See Notes to Schedules of Investments.	39

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American Tower Corporation REIT
3.40%, 02/15/19	$200,000	$206,038
Amgen, Inc.
3.63%, 05/22/24	100,000	100,473
5.38%, 05/15/43	350,000	374,528
Anadarko Petroleum Corporation
6.38%, 09/15/17	10,000	10,796
3.45%, 07/15/24Δ	320,000	310,893
6.45%, 09/15/36	250,000	275,854
Antero Resources Corporation
5.38%, 11/01/21Δ	100,000	88,500
5.63%, 06/01/23 144AΔ	425,000	375,062
Anthem, Inc.
5.88%, 06/15/17	720,000	771,630
Apache Corporation
3.25%, 04/15/22Δ	50,000	48,750
4.25%, 01/15/44Δ	670,000	571,852
Arch Coal, Inc.
7.25%, 06/15/21Δ	500,000	32,500
Argos Merger Sub, Inc.
7.13%, 03/15/23 144AΔ	200,000	202,750
AT&T, Inc.
2.95%, 05/15/16	425,000	430,132
4.45%, 05/15/21	80,000	85,502
3.00%, 02/15/22	170,000	167,079
3.40%, 05/15/25	1,680,000	1,606,796
5.55%, 08/15/41	160,000	162,920
4.35%, 06/15/45	100,000	86,166
Atwood Oceanics, Inc.
6.50%, 02/01/20Δ	30,000	24,225
Baker Hughes, Inc.
7.50%, 11/15/18	710,000	823,902
Bank of America Corporation
6.05%, 05/16/16	275,000	282,900
3.88%, 03/22/17	130,000	134,350
5.70%, 05/02/17Δ	1,100,000	1,161,323
5.75%, 12/01/17	1,890,000	2,044,027
6.88%, 04/25/18	1,400,000	1,565,620
5.65%, 05/01/18Δ	700,000	764,236
2.60%, 01/15/19	320,000	323,504
5.63%, 07/01/20Δ	50,000	56,453
5.88%, 01/05/21	150,000	171,981
5.00%, 05/13/21	320,000	353,036
3.30%, 01/11/23	120,000	119,274
4.13%, 01/22/24	450,000	471,253
4.00%, 04/01/24	4,845,000	4,995,946
4.20%, 08/26/24	390,000	390,438
4.00%, 01/22/25	440,000	432,057
3.88%, 08/01/25	330,000	335,264
4.25%, 10/22/26	440,000	435,941
5.00%, 01/21/44	750,000	792,862
4.88%, 04/01/44Δ	370,000	385,583
6.25%, 09/29/49†	300,000	293,625
6.50%, 10/29/49†Δ	150,000	153,188
Bank of New York Mellon Corporation
2.60%, 08/17/20	700,000	710,782
Barrick North America Finance LLC
4.40%, 05/30/21	570,000	554,546
Baxalta, Inc.
5.25%, 06/23/45 144A	150,000	151,741
Bear Stearns Cos. LLC
6.40%, 10/02/17	1,200,000	1,308,768
Becton, Dickinson and Co.
2.68%, 12/15/19	400,000	404,874
3.73%, 12/15/24Δ	370,000	377,380
4.69%, 12/15/44Δ	130,000	130,620
BellSouth Corporation
4.82%, 04/26/21 144A	1,600,000	1,632,792
Berkshire Hathaway Energy Co.
6.50%, 09/15/37	70,000	88,214
Boeing Capital Corporation
4.70%, 10/27/19Δ	230,000	256,551
Boeing Co.
4.88%, 02/15/20Δ	50,000	56,298
6.63%, 02/15/38	210,000	280,611
California Resources Corporation
5.50%, 09/15/21Δ	170,000	104,550
Calpine Corporation
7.88%, 01/15/23 144AΔ	542,000	581,295
Catholic Health Initiatives
4.35%, 11/01/42	40,000	37,268
CBRE Services, Inc.
5.25%, 03/15/25	400,000	406,257
CCO Holdings LLC
7.00%, 01/15/19	168,000	171,570
5.38%, 05/01/25 144AΔ	280,000	255,850
CCO Safari II LLC
4.91%, 07/23/25 144A	1,875,000	1,868,882
6.38%, 10/23/35 144A	60,000	60,840
6.48%, 10/23/45 144A	430,000	434,948
Celgene Corporation
3.55%, 08/15/22Δ	290,000	294,823
3.88%, 08/15/25	600,000	601,333
5.25%, 08/15/43	90,000	91,894
5.00%, 08/15/45	520,000	517,774
Chesapeake Energy Corporation
3.54%, 04/15/19†Δ	850,000	605,625
6.13%, 02/15/21Δ	290,000	203,544
5.75%, 03/15/23Δ	400,000	262,875
CHS/Community Health Systems, Inc.
8.00%, 11/15/19	100,000	104,312
Chubb Corporation
6.38%, 03/29/67†Δ	400,000	395,500
Cimarex Energy Co.
4.38%, 06/01/24Δ	75,000	73,152
CIT Group, Inc.
4.25%, 08/15/17	1,100,000	1,116,500
Citigroup, Inc.
5.50%, 02/15/17	1,160,000	1,221,664
6.13%, 11/21/17	1,205,000	1,314,168
3.50%, 05/15/23	220,000	214,523
3.88%, 10/25/23	1,100,000	1,136,242
3.75%, 06/16/24	300,000	305,697
4.40%, 06/10/25	450,000	453,467
5.50%, 09/13/25	290,000	316,038
4.30%, 11/20/26Δ	1,600,000	1,587,939
4.45%, 09/29/27Δ	350,000	348,914
6.63%, 06/15/32	50,000	59,297
6.68%, 09/13/43	10,000	12,288
4.65%, 07/30/45	840,000	841,222
5.35%, 04/29/49†Δ	180,000	168,075

40	See Notes to Schedules of Investments.

	Par	Value
8.40%, 04/29/49†	$300,000	$337,425
5.95%, 07/29/49†	170,000	165,219
5.80%, 11/29/49†Δ	1,700,000	1,675,350
5.88%, 12/29/49†Δ	175,000	172,156
5.95%, 12/29/49†	690,000	651,188
Clean Harbors, Inc.
5.25%, 08/01/20	195,000	197,925
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	760,000	724,696
Comcast Corporation
5.70%, 05/15/18Δ	1,250,000	1,383,655
3.38%, 08/15/25Δ	645,000	650,757
6.95%, 08/15/37	70,000	92,308
6.55%, 07/01/39	30,000	38,168
6.40%, 03/01/40	120,000	153,126
Compass Bank
2.75%, 09/29/19	375,000	374,202
5.50%, 04/01/20	300,000	324,177
ConAgra Foods, Inc.
3.20%, 01/25/23	450,000	432,455
Concho Resources, Inc.
5.50%, 10/01/22	170,000	162,775
5.50%, 04/01/23Δ	70,000	67,025
ConocoPhillips Co.
3.35%, 11/15/24Δ	330,000	322,759
4.15%, 11/15/34	175,000	166,443
ConocoPhillips Holding Co.
6.95%, 04/15/29	220,000	272,963
Continental Airlines 1998-1 Class A Pass-Through Trust
6.65%, 03/15/19	81,052	83,325
Continental Resources, Inc.
5.00%, 09/15/22	10,000	8,762
3.80%, 06/01/24Δ	125,000	101,566
Crown Castle International Corporation REIT
5.25%, 01/15/23Δ	525,000	557,261
CVS Health Corporation
4.13%, 05/15/21	250,000	267,942
3.50%, 07/20/22	425,000	439,597
2.75%, 12/01/22	500,000	492,577
4.00%, 12/05/23	400,000	424,506
3.88%, 07/20/25	470,000	485,445
4.88%, 07/20/35	200,000	209,854
5.13%, 07/20/45	440,000	474,829
CVS Pass-Through Trust
6.94%, 01/10/30	716,345	850,933
DaVita HealthCare Partners, Inc.
5.13%, 07/15/24Δ	230,000	226,291
5.00%, 05/01/25Δ	390,000	375,375
DDR Corporation REIT
4.63%, 07/15/22	400,000	419,531
Delta Air Lines 2007-1 Class A Pass-Through Trust
6.82%, 02/10/24	290,560	337,413
Depository Trust & Clearing Corporation
4.88%, 12/29/49 144A†	750,000	748,125
Devon Energy Corporation
3.25%, 05/15/22Δ	90,000	86,551
5.60%, 07/15/41	340,000	329,595
4.75%, 05/15/42	205,000	181,879
5.00%, 06/15/45	420,000	381,926
Devon Financing Corporation LLC
7.88%, 09/30/31	60,000	73,592
Digital Delta Holdings LLC REIT
3.40%, 10/01/20 144A	900,000	904,419
DIRECTV Holdings LLC
4.45%, 04/01/24	125,000	128,449
3.95%, 01/15/25Δ	450,000	442,219
Discover Financial Services
3.75%, 03/04/25	450,000	436,655
DISH DBS Corporation
5.88%, 07/15/22	360,000	319,500
5.88%, 11/15/24	170,000	144,819
Dollar Tree, Inc.
5.25%, 03/01/20 144AΔ	80,000	82,432
5.75%, 03/01/23 144AΔ	160,000	166,800
Duke Energy Corporation
3.75%, 04/15/24	200,000	206,272
Dynegy Finance I, Inc.
6.75%, 11/01/19 144A	1,100,000	1,108,250
Eagle Spinco, Inc.
4.63%, 02/15/21Δ	420,000	357,008
Eastman Chemical Co.
3.80%, 03/15/25	425,000	415,690
Eaton Corporation
1.50%, 11/02/17	120,000	119,927
2.75%, 11/02/22	710,000	692,091
4.15%, 11/02/42Δ	200,000	185,348
Ecolab, Inc.
3.00%, 12/08/16	275,000	280,368
4.35%, 12/08/21	100,000	108,360
5.50%, 12/08/41	175,000	198,654
Education Realty Operating Partnership LP REIT
4.60%, 12/01/24	625,000	629,223
EMD Finance LLC
2.95%, 03/19/22 144A	750,000	742,156
Energy Transfer Partners LP
3.60%, 02/01/23	75,000	67,626
Entergy Louisiana LLC
5.40%, 11/01/24	1,200,000	1,393,392
Enterprise Products Operating LLC
5.70%, 02/15/42Δ	60,000	60,264
8.38%, 08/01/66†	475,000	468,469
7.03%, 01/15/68†Δ	475,000	502,312
ERP Operating LP REIT
4.63%, 12/15/21	250,000	272,830
Exelon Corporation
5.63%, 06/15/35	415,000	455,079
Express Scripts Holding Co.
2.65%, 02/15/17Δ	250,000	254,201
First Data Corporation
6.75%, 11/01/20 144AΔ	490,000	513,275
5.38%, 08/15/23 144AΔ	70,000	69,475
First Niagara Financial Group, Inc.
6.75%, 03/19/20Δ	100,000	113,019
FirstEnergy Corporation
2.75%, 03/15/18	120,000	120,396
4.25%, 03/15/23	490,000	493,319
7.38%, 11/15/31	770,000	931,631
Fiserv, Inc.
2.70%, 06/01/20	350,000	353,136

See Notes to Schedules of Investments.	41

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Florida Power & Light Co.
3.80%, 12/15/42	$525,000	$502,098
Ford Motor Co.
4.75%, 01/15/43Δ	100,000	94,153
Ford Motor Credit Co., LLC
8.00%, 12/15/16	1,300,000	1,398,145
5.00%, 05/15/18	225,000	239,454
5.88%, 08/02/21	575,000	651,715
Freeport-McMoRan, Inc.
4.00%, 11/14/21Δ	390,000	306,150
5.40%, 11/14/34	275,000	193,790
Freeport-McMoran Oil & Gas LLC
6.50%, 11/15/20	46,000	41,601
6.88%, 02/15/23	62,000	55,010
Frontier Communications Corporation
8.88%, 09/15/20 144A	400,000	393,000
GE Capital Trust I
6.38%, 11/15/67†	321,000	345,075
General Electric Capital Corporation
8.50%, 04/06/18(M)	2,000,000	128,957
6.00%, 08/07/19	1,050,000	1,215,017
4.38%, 09/16/20	690,000	761,758
5.30%, 02/11/21	360,000	414,405
4.65%, 10/17/21	140,000	157,596
3.15%, 09/07/22	800,000	825,030
6.15%, 08/07/37	25,000	32,639
5.88%, 01/14/38	250,000	312,400
6.88%, 01/10/39	30,000	42,088
General Electric Co.
4.50%, 03/11/44	100,000	103,882
General Motors Co.
6.25%, 10/02/43	50,000	53,365
General Motors Financial Co., Inc.
2.75%, 05/15/16	90,000	90,565
3.25%, 05/15/18Δ	320,000	323,917
3.50%, 07/10/19	325,000	328,649
3.20%, 07/13/20Δ	1,000,000	987,613
4.38%, 09/25/21	400,000	408,926
3.45%, 04/10/22Δ	40,000	38,531
4.25%, 05/15/23	40,000	39,247
Gilead Sciences, Inc.
3.70%, 04/01/24	340,000	348,280
3.65%, 03/01/26Δ	260,000	261,541
4.50%, 02/01/45	100,000	96,334
4.75%, 03/01/46	200,000	201,403
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	421,536
Glencore Funding LLC
2.50%, 01/15/19 144A	400,000	341,259
2.88%, 04/16/20 144AΔ	710,000	568,579
Goldman Sachs Capital II
4.00%, 12/29/49†	60,000	43,500
Goldman Sachs Group, Inc.
5.95%, 01/18/18	1,000,000	1,092,861
1.42%, 11/15/18†	3,800,000	3,825,707
5.38%, 03/15/20	200,000	223,230
6.00%, 06/15/20	540,000	620,980
5.25%, 07/27/21	560,000	625,009
4.00%, 03/03/24	900,000	927,326
3.85%, 07/08/24	150,000	153,074
6.75%, 10/01/37	440,000	526,501
6.25%, 02/01/41	750,000	906,254
5.15%, 05/22/45	270,000	266,016
HCA, Inc.
6.50%, 02/15/16	686,000	695,432
7.69%, 06/15/25Δ	250,000	278,750
HCP, Inc. REIT
6.00%, 01/30/17	300,000	316,258
2.63%, 02/01/20	300,000	299,268
HD Supply, Inc.
5.25%, 12/15/21 144AΔ	200,000	201,750
Hess Corporation
8.13%, 02/15/19	110,000	128,562
Hewlett-Packard Co.
3.00%, 09/15/16	300,000	305,668
2.60%, 09/15/17	300,000	304,595
2.75%, 01/14/19Δ	375,000	381,195
Hilton Worldwide Finance LLC
5.63%, 10/15/21Δ	220,000	228,250
HSBC USA, Inc.
1.08%, 08/07/18†	1,700,000	1,697,843
Humana, Inc.
7.20%, 06/15/18	480,000	546,609
3.15%, 12/01/22	70,000	69,139
4.63%, 12/01/42	60,000	57,891
Hyundai Capital America
2.13%, 10/02/17 144AΔ	130,000	130,488
ILFC E-Capital Trust II
6.25%, 12/21/65 144A†Δ	280,000	263,550
Intel Corporation
3.70%, 07/29/25	605,000	621,454
4.90%, 07/29/45	110,000	114,137
International Lease Finance Corporation
6.75%, 09/01/16 144A	990,000	1,025,888
8.88%, 09/01/17	100,000	109,625
7.13%, 09/01/18 144A	1,975,000	2,177,240
8.63%, 01/15/22	250,000	302,188
John Deere Capital Corporation
2.25%, 04/17/19	160,000	162,690
1.70%, 01/15/20	80,000	78,998
JPMorgan Chase & Co.
5.15%, 10/01/15	960,000	960,000
0.85%, 04/25/18†	2,200,000	2,191,292
2.25%, 01/23/20Δ	1,700,000	1,686,888
4.40%, 07/22/20	980,000	1,058,802
4.35%, 08/15/21	70,000	75,496
4.50%, 01/24/22	700,000	755,903
3.38%, 05/01/23Δ	190,000	185,988
3.88%, 09/10/24	1,070,000	1,061,759
4.25%, 10/01/27	260,000	259,540
4.95%, 06/01/45	400,000	402,758
5.30%, 12/29/49†Δ	1,450,000	1,428,250
Kerr-McGee Corporation
6.95%, 07/01/24	290,000	340,056
7.88%, 09/15/31	280,000	348,586
Kimberly-Clark Corporation
3.70%, 06/01/43Δ	500,000	468,732
Kinder Morgan, Inc.
7.00%, 06/15/17	710,000	757,189
5.05%, 02/15/46	225,000	179,137
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144AΔ	30,000	31,442

42	See Notes to Schedules of Investments.

	Par	Value
Kraft Foods Group, Inc.
5.38%, 02/10/20	$223,000	$249,312
3.50%, 06/06/22Δ	320,000	326,962
Kraft Heinz Foods Co.
2.80%, 07/02/20 144A	250,000	251,912
4.88%, 02/15/25 144A	114,000	121,780
3.95%, 07/15/25 144AΔ	520,000	533,108
5.00%, 07/15/35 144A	150,000	157,178
5.20%, 07/15/45 144A	130,000	138,207
Kroger Co.
6.15%, 01/15/20	360,000	412,992
Laredo Petroleum, Inc.
6.25%, 03/15/23Δ	100,000	91,500
Lehman Escrow Bonds
0.00%, 07/19/17+Ω†#	150,000	—
0.00%, 12/28/47+Ω†#	140,000	—
0.00%, 11/30/49+Ω†#	2,330,000	—
0.00%, 12/31/99+Ω†#	3,200,000	—
0.00%, 12/31/99Ω†#@	2,500,000	259,375
Liberty Property LP REIT
4.75%, 10/01/20	575,000	621,882
M&T Bank Corporation
6.88%, 12/29/49	750,000	755,625
MarkWest Energy Partners LP
4.88%, 12/01/24	320,000	294,400
4.88%, 06/01/25	240,000	221,352
MDC Holdings, Inc.
5.63%, 02/01/20	325,000	338,812
5.50%, 01/15/24Δ	250,000	253,750
6.00%, 01/15/43	175,000	142,625
Medtronic, Inc.
2.50%, 03/15/20	125,000	126,763
4.45%, 03/15/20	300,000	330,066
3.15%, 03/15/22	300,000	304,552
3.50%, 03/15/25 144A	1,700,000	1,736,671
4.63%, 03/15/45	300,000	310,082
Medtronic, Inc.
3.50%, 03/15/25	830,000	847,904
MetLife Capital Trust IV
7.88%, 12/15/67 144A	300,000	369,000
MetLife, Inc.
4.75%, 02/08/21	270,000	300,042
6.40%, 12/15/66	50,000	54,625
Mondelez International, Inc.
4.00%, 02/01/24Δ	450,000	467,122
Morgan Stanley
0.74%, 10/18/16†Δ	340,000	339,417
4.75%, 03/22/17	60,000	62,868
6.63%, 04/01/18	700,000	779,745
5.50%, 07/24/20	250,000	280,843
3.88%, 04/29/24	275,000	281,194
3.70%, 10/23/24	1,475,000	1,483,735
4.00%, 07/23/25	100,000	102,323
5.55%, 12/29/49†Δ	375,000	369,844
MUFG Union Bank NA
0.70%, 05/05/17†	1,700,000	1,694,655
Murray Energy Corporation
11.25%, 04/15/21 144AΔ	550,000	291,500
Navient Corporation
8.45%, 06/15/18	300,000	309,186
NBCUniversal Media LLC
2.88%, 01/15/23	750,000	743,722
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	319,299
Netflix, Inc.
5.50%, 02/15/22 144AΔ	100,000	101,500
Nielsen Finance LLC
4.50%, 10/01/20	300,000	301,875
Noble Energy, Inc.
4.15%, 12/15/21	620,000	624,713
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40 144A	500,000	610,116
Occidental Petroleum Corporation
3.13%, 02/15/22Δ	100,000	100,876
2.70%, 02/15/23Δ	20,000	19,337
4.63%, 06/15/45	120,000	121,108
Oracle Corporation
1.20%, 10/15/17Δ	470,000	470,932
2.50%, 05/15/22Δ	375,000	369,882
Pacific Gas & Electric Co.
8.25%, 10/15/18	130,000	154,229
6.05%, 03/01/34	550,000	666,059
5.80%, 03/01/37	210,000	250,392
Penske Truck Leasing Co. LP
3.05%, 01/09/20 144A@	575,000	580,643
PepsiCo, Inc.
7.90%, 11/01/18	140,000	165,569
PNC Preferred Funding Trust II
1.56%, 03/29/49 144A†	500,000	463,125
Principal Life Global Funding II
2.38%, 09/11/19 144A@	2,900,000	2,935,580
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,741,437
Progress Energy, Inc.
7.75%, 03/01/31Δ	350,000	474,530
Prudential Financial, Inc.
5.38%, 05/15/45†Δ	250,000	248,438
Puget Sound Energy, Inc.
6.97%, 06/01/67†	200,000	171,426
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	7,000	7,032
QEP Resources, Inc.
5.25%, 05/01/23	80,000	67,280
QUALCOMM, Inc.
3.00%, 05/20/22	75,000	74,018
Range Resources Corporation
5.00%, 03/15/23Δ	410,000	364,644
4.88%, 05/15/25 144AΔ	30,000	26,850
Raytheon Co.
3.13%, 10/15/20Δ	200,000	209,694
Regency Energy Partners LP
4.50%, 11/01/23	310,000	287,055
Reliance Standard Life Global Funding
2.50%, 01/15/20 144A	475,000	476,013
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	771,313
Roche Holdings, Inc.
3.35%, 09/30/24 144A	1,700,000	1,740,628
Rock-Tenn Co.
3.50%, 03/01/20	150,000	155,438
4.00%, 03/01/23	30,000	30,833
Roper Industries, Inc.
2.05%, 10/01/18	375,000	374,091

See Notes to Schedules of Investments.	43

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Sally Holdings LLC
6.88%, 11/15/19	$100,000	$104,250
Santander Bank NA
2.00%, 01/12/18	450,000	448,732
Select Income REIT
2.85%, 02/01/18Δ	75,000	75,312
3.60%, 02/01/20Δ	125,000	127,461
4.15%, 02/01/22Δ	175,000	172,709
Senior Housing Properties Trust REIT
3.25%, 05/01/19	250,000	251,740
SESI LLC
7.13%, 12/15/21	80,000	78,900
Southern Copper Corporation
5.25%, 11/08/42	760,000	578,732
Southern Natural Gas Co. LLC
8.00%, 03/01/32Δ	400,000	435,874
Spectrum Brands, Inc.
5.75%, 07/15/25 144A	110,000	112,750
Spirit Airlines 2015-1 Pass-Through Trust A
4.10%, 10/01/29	1,500,000	1,513,125
Springleaf Finance Corporation
5.40%, 12/01/15Δ	100,000	100,125
Sprint Capital Corporation
8.75%, 03/15/32	120,000	93,600
Sprint Communications, Inc.
9.00%, 11/15/18 144A	80,000	84,144
Sprint Corporation
7.25%, 09/15/21	40,000	32,850
7.63%, 02/15/25Δ	850,000	660,344
State Street Corporation
4.96%, 03/15/18	480,000	512,254
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	100,000	91,116
SunTrust Banks, Inc.
3.60%, 04/15/16Δ	300,000	303,753
Synchrony Financial
3.00%, 08/15/19	375,000	378,308
2.70%, 02/03/20	200,000	197,937
4.25%, 08/15/24Δ	200,000	199,620
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	677,478
4.90%, 09/15/44 144A	660,000	680,529
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17Δ	250,000	268,462
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21Δ	160,000	164,664
5.30%, 02/01/44	30,000	31,682
Time Warner Cable, Inc.
5.00%, 02/01/20	175,000	187,948
4.13%, 02/15/21Δ	500,000	514,500
7.30%, 07/01/38	100,000	105,034
5.88%, 11/15/40	230,000	219,619
Time Warner, Inc.
4.70%, 01/15/21Δ	10,000	10,933
7.70%, 05/01/32	610,000	794,160
6.10%, 07/15/40	140,000	158,678
6.25%, 03/29/41	40,000	46,225
Time Warner Entertainment Co. LP
8.38%, 07/15/33	390,000	453,462
Toyota Motor Credit Corporation
1.25%, 10/05/17	520,000	520,797
Transatlantic Holdings, Inc.
8.00%, 11/30/39	200,000	268,115
Tyson Foods, Inc.
5.15%, 08/15/44Δ	60,000	63,184
United Airlines 1995 Pass-Through Trust
9.56%, 10/19/18	107,754	183
United Airlines 2009-2A Pass-Through Trust
9.75%, 07/15/18	67,043	72,999
United Rentals North America, Inc.
5.50%, 07/15/25Δ	140,000	131,425
United Technologies Corporation
4.50%, 06/01/42	250,000	255,168
UnitedHealth Group, Inc.
1.63%, 03/15/19Δ	170,000	168,922
3.75%, 07/15/25	330,000	341,519
4.63%, 07/15/35	225,000	237,873
4.75%, 07/15/45	680,000	719,569
Univision Communications, Inc.
6.75%, 09/15/22 144AΔ	334,000	346,942
Valero Energy Corporation
3.65%, 03/15/25Δ	325,000	312,752
Vereit Operating Partnership LP
3.00%, 02/06/19	500,000	478,125
Verizon Communications, Inc.
1.87%, 09/15/16†	1,200,000	1,211,675
2.09%, 09/14/18†	400,000	411,566
2.63%, 02/21/20	1,056,000	1,060,223
4.50%, 09/15/20	975,000	1,057,379
3.45%, 03/15/21	30,000	30,757
2.45%, 11/01/22	10,000	9,459
5.15%, 09/15/23	1,510,000	1,670,827
4.15%, 03/15/24	925,000	958,460
6.40%, 09/15/33	459,000	527,293
6.55%, 09/15/43	2,229,000	2,642,620
4.67%, 03/15/55 144A	247,000	212,407
Voya Financial, Inc.
2.90%, 02/15/18Δ	60,000	61,300
5.70%, 07/15/43Δ	500,000	578,804
Wachovia Capital Trust III
5.57%, 03/29/49†Δ	580,000	569,154
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	425,000	431,146
3.80%, 11/18/24	325,000	323,880
Waste Management, Inc.
3.50%, 05/15/24	150,000	152,444
7.38%, 05/15/29	140,000	186,162
WEA Finance LLC
3.75%, 09/17/24 144A	400,000	394,476
Wells Fargo & Co.
3.68%, 06/15/16 STEPΔ	290,000	296,114
2.60%, 07/22/20Δ	800,000	808,614
4.60%, 04/01/21	70,000	76,874
3.45%, 02/13/23	200,000	199,256
4.48%, 01/16/24	2,196,000	2,307,730
4.10%, 06/03/26	440,000	444,458
4.30%, 07/22/27	790,000	806,235
5.38%, 11/02/43	190,000	209,725

44	See Notes to Schedules of Investments.

	Par	Value
4.65%, 11/04/44	$90,000	$88,850
3.90%, 05/01/45	40,000	36,853
5.88%, 12/29/49†	900,000	922,500
Wells Fargo Capital X
5.95%, 12/01/86	140,000	141,050
West Corporation
5.38%, 07/15/22 144A	200,000	184,750
Western Gas Partners LP
3.95%, 06/01/25	225,000	211,156
Williams Cos., Inc.
7.50%, 01/15/31	10,000	8,686
7.75%, 06/15/31	25,000	22,190
8.75%, 03/15/32	451,000	430,008
Williams Partners LP
4.88%, 05/15/23Δ	60,000	55,586
3.90%, 01/15/25	500,000	431,352
Wm. Wrigley Jr. Co.
2.40%, 10/21/18 144AΔ	60,000	61,100
2.90%, 10/21/19 144A	230,000	236,496
3.38%, 10/21/20 144AΔ	70,000	72,992
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/45	360,000	334,116

Total Corporate Bonds (Cost $194,882,890)		195,969,400

FOREIGN BONDS — 14.1%
Australia — 0.6%
Australia & New Zealand Banking Group, Ltd.
4.50%, 03/19/24 144A	275,000	275,295
BHP Billiton Finance (USA), Ltd.
3.25%, 11/21/21	920,000	932,378
5.00%, 09/30/43	220,000	223,359
CNOOC Finance 2015 Australia Proprietary, Ltd.
2.63%, 05/05/20	2,500,000	2,466,830
Commonwealth Bank of Australia
5.00%, 10/15/19 144A	50,000	55,326
FMG Resources August 2006 Proprietary, Ltd.
9.75%, 03/01/22 144AΔ	490,000	457,538
Macquarie Bank, Ltd.
6.63%, 04/07/21 144A@	375,000	420,822
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/20Δ	500,000	520,126
3.75%, 09/20/21Δ	10,000	10,261

		5,361,935

Austria — 0.0%
Sappi Papier Holding GmbH
7.75%, 07/15/17 144A@	225,000	237,375

Belgium — 0.1%
KBC Bank NV
8.00%, 01/25/23†	800,000	876,440

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	231,473
Digicel, Ltd.
6.75%, 03/01/23 144A	300,000	271,500
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	150,000	150,204
Weatherford International, Ltd.
9.63%, 03/01/19Δ	40,000	42,884

		696,061

Brazil — 0.2%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/17(B)	3,249,000	793,210
Brazilian Government International Bond
5.63%, 01/07/41	750,000	611,250
5.00%, 01/27/45	200,000	150,500

		1,554,960

Canada — 0.3%
Bank of Nova Scotia
1.65%, 10/29/15 144A	300,000	300,250
Barrick Gold Corporation
3.85%, 04/01/22	130,000	118,917
4.10%, 05/01/23Δ	230,000	203,851
Enbridge, Inc.
3.50%, 06/10/24	150,000	135,875
Glencore Finance Canada, Ltd.
2.05%, 10/23/15 144A	390,000	389,615
5.80%, 11/15/16 144A	80,000	76,020
2.70%, 10/25/17 144AΔ	360,000	323,977
MEG Energy Corporation
6.38%, 01/30/23 144A	350,000	275,625
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20Δ	110,000	121,195
TransCanada PipeLines, Ltd.
6.35%, 05/15/67†Δ	400,000	338,500
Valeant Pharmaceuticals International, Inc.
5.88%, 05/15/23 144A	150,000	143,719
6.13%, 04/15/25 144AΔ	350,000	334,250
Videotron, Ltd.
5.00%, 07/15/22Δ	300,000	296,625

		3,058,419

Cayman Islands — 0.1%
Brazil Minas SPE
5.33%, 02/15/28	470,000	373,650
Shelf Drilling Holdings, Ltd.
8.63%, 11/01/18 144AΔ	70,000	54,950
Transocean, Inc.
5.55%, 12/15/16	130,000	128,863
Vale Overseas, Ltd.
4.38%, 01/11/22Δ	82,000	72,524
8.25%, 01/17/34Δ	80,000	72,943
6.88%, 11/21/36Δ	511,000	403,741

		1,106,671

Chile — 0.2%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22Δ	240,000	244,447
Chile Government International Bond
3.63%, 10/30/42	160,000	137,200
Corporation Nacional del Cobre de Chile
4.50%, 09/16/25 144AΔ	800,000	770,016

See Notes to Schedules of Investments.	45

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Latam Airlines 2015-1 Pass-Through Trust A
4.20%, 11/15/27 144A	$900,000	$868,500

		2,020,163

China — 0.1%
China Government Bond
3.38%, 11/21/24(Y)	2,500,000	388,232
3.39%, 05/21/25(Y)	2,000,000	313,052

		701,284

Colombia — 0.2%
Colombia Government International Bond
4.00%, 02/26/24Δ	394,000	382,771
5.63%, 02/26/44	710,000	663,850
Ecopetrol SA
5.38%, 06/26/26	380,000	332,025
5.88%, 05/28/45	290,000	222,575

		1,601,221

Costa Rica — 0.0%
Costa Rica Government International Bond
7.00%, 04/04/44	200,000	177,500

Croatia (Hrvatska) — 0.0%
Croatia Government International Bond
5.50%, 04/04/23Δ	200,000	205,500

Dominican Republic — 0.0%
Dominican Republic Bond
11.38%, 07/06/29+(V)	700,000	16,185
Dominican Republic International Bond
10.38%, 03/04/22+(V)	800,000	17,952
14.50%, 02/10/23(V)	1,300,000	34,794
7.45%, 04/30/44 144A	320,000	328,800

		397,731

France — 1.1%
BNP Paribas SA
2.38%, 09/14/17Δ	270,000	274,196
BPCE SA
4.63%, 07/11/24 144A	700,000	683,690
4.50%, 03/15/25 144A	1,300,000	1,253,413
Credit Agricole SA
4.38%, 03/17/25 144A	710,000	686,731
7.88%, 01/29/49 144A†	1,600,000	1,596,006
8.38%, 10/29/49 144A†	720,000	820,944
Dexia Credit Local SA
0.69%, 11/07/16 144A†	3,200,000	3,201,039
Numericable-SFR SAS
6.25%, 05/15/24 144AΔ	330,000	318,450
Societe Generale SA
4.25%, 04/14/25 144A@Δ	1,400,000	1,329,517

		10,163,986

Germany — 0.2%
KFW
1.13%, 08/06/18	2,100,000	2,104,563

Greece — 0.1%
Hellenic Railways Organization SA
4.03%, 03/17/17(E)	700,000	662,901
5.01%, 12/27/17(E)	100,000	94,421

		757,322

Guernsey — 0.2%
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/25 144A	1,100,000	1,070,375
4.88%, 05/15/45 144A	350,000	344,309

		1,414,684

Iceland — 0.0%
Glitnir HF
6.69%, 06/15/16+ 144A#Δ	1,000,000	10
7.45%, 03/29/49+ 144A#	100,000	1
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	350,000	4

		15

India — 0.1%
Bharti Airtel, Ltd.
4.38%, 06/10/25 144AΔ	530,000	529,584

Indonesia — 0.1%
Indonesia Government International Bond
4.88%, 05/05/21	770,000	797,891
7.75%, 01/17/38	100,000	117,858

		915,749

Ireland — 0.4%
Depfa ACS Bank
4.88%, 10/28/15	3,300,000	3,312,504

Israel — 0.3%
Israel Government AID Bond
5.50%, 09/18/23	1,200,000	1,474,254
5.50%, 12/04/23Δ	200,000	246,828
5.50%, 04/26/24	500,000	620,004

		2,341,086

Italy — 1.4%
Intesa Sanpaolo SpA
1.67%, 04/11/16†	1,700,000	1,702,681
2.38%, 01/13/17	1,075,000	1,079,080
3.88%, 01/16/18	600,000	618,417
5.02%, 06/26/24 144AΔ	975,000	963,809
7.70%, 12/29/49 144A†Δ	300,000	293,411
Italy Buoni Poliennali Del Tesoro
4.50%, 03/01/24(E)	100,000	137,212
3.75%, 09/01/24(E)	5,990,000	7,848,652

		12,643,262

Japan — 0.1%
Resona Bank, Ltd.
5.85%, 09/29/49 144A†@	250,000	255,859
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 144A	550,000	567,663

		823,522

46	See Notes to Schedules of Investments.

	Par	Value
Jersey — 0.1%
UBM PLC
5.75%, 11/03/20 144A	$230,000	$251,393
UBS Group Funding Jersey, Ltd.
4.13%, 09/24/25 144A	290,000	289,191

		540,584

Jordan — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	1,200,000	1,248,396

Luxembourg — 0.1%
Altice Financing SA
6.63%, 02/15/23 144A	400,000	385,750
ArcelorMittal
7.00%, 02/25/22	50,000	45,750
6.13%, 06/01/25Δ	100,000	81,250
Intelsat Jackson Holdings SA
7.50%, 04/01/21Δ	500,000	463,125

		975,875

Mexico — 1.7%
America Movil SAB de CV
5.63%, 11/15/17Δ	370,000	400,521
6.00%, 06/09/19(M)	3,030,000	179,292
5.00%, 03/30/20Δ	240,000	262,752
Mexican Bonos
8.00%, 06/11/20(M)	16,940,600	1,122,757
6.50%, 06/10/21(M)	1,625,000	101,137
6.50%, 06/09/22(M)	22,995,700	1,414,134
8.00%, 12/07/23(M)	1,761,600	117,638
10.00%, 12/05/24(M)	14,240,000	1,075,148
7.50%, 06/03/27(M)	1,334,300	86,311
8.50%, 05/31/29(M)	964,000	67,436
7.75%, 11/13/42(M)	45,505,200	2,973,931
Mexico Cetes
0.00%, 10/01/15(M)Ω†	223,593,200	1,322,547
0.00%, 10/15/15(M)Ω†	33,063,100	195,340
0.00%, 10/29/15(M)Ω†	33,617,900	198,382
0.00%, 11/19/15(M)Ω†	35,205,300	207,384
0.00%, 12/17/15(M)Ω†	183,287,400	1,077,179
Mexico Government International Bond
3.60%, 01/30/25Δ	440,000	431,750
6.05%, 01/11/40	134,000	147,233
4.75%, 03/08/44	1,498,000	1,370,670
5.55%, 01/21/45	1,220,000	1,253,550
4.60%, 01/23/46Δ	200,000	178,750
Petroleos Mexicanos
5.50%, 01/21/21	190,000	200,251
6.63%, 06/15/35	159,000	149,858
5.50%, 06/27/44 144A	170,000	137,275
6.38%, 01/23/45	580,000	523,972
Trust F/1401 REIT
5.25%, 12/15/24 144AΔ	200,000	205,500

		15,400,698

Morocco & Antilles — 0.1%
OCP SA
4.50%, 10/22/25 144A	450,000	423,000

Netherlands — 1.3%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	1,700,000	1,691,255
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.63%, 12/01/23	400,000	413,977
4.38%, 08/04/25Δ	370,000	370,999
5.25%, 08/04/45Δ	390,000	396,169
8.38%, 07/29/49†	100,000	103,402
11.00%, 12/29/49 144A†	487,000	600,593
Deutsche Telekom International Finance BV
5.75%, 03/23/16Δ	510,000	521,704
Fiat Chrysler Automobiles NV
4.50%, 04/15/20Δ	200,000	191,000
ING Bank NV
5.80%, 09/25/23 144A	340,000	369,217
4.13%, 11/21/23†	600,000	615,321
ING Groep NV
6.00%, 12/29/49†	375,000	367,500
Majapahit Holding BV
7.75%, 01/20/20	240,000	267,600
Petrobras Global Finance BV
3.88%, 01/27/16	200,000	196,750
1.95%, 05/20/16†Δ	300,000	283,500
2.69%, 03/17/17†Δ	2,500,000	2,156,250
3.25%, 03/17/17	200,000	177,000
2.43%, 01/15/19†	300,000	207,750
5.75%, 01/20/20Δ	635,000	475,266
5.38%, 01/27/21Δ	1,230,000	897,900
6.25%, 03/17/24	380,000	277,514
6.85%, 06/05/15Δ	350,000	224,875
Royal Bank of Scotland NV
4.65%, 06/04/18	130,000	134,436
Shell International Finance BV
4.38%, 03/25/20Δ	320,000	351,656
4.13%, 05/11/35	140,000	136,643
4.38%, 05/11/45	230,000	228,373

		11,656,650

New Zealand — 0.0%
ANZ New Zealand International, Ltd.
1.85%, 10/15/15 144A	220,000	220,095

Norway — 0.1%
Kommunalbanken AS
1.00%, 09/26/17 144A	500,000	500,658

Peru — 0.1%
Peruvian Government International Bond
6.55%, 03/14/37Δ	210,000	242,025
5.63%, 11/18/50	330,000	341,550

		583,575

Poland — 0.7%
Poland Government Bond
3.25%, 07/25/25(P)	19,080,000	5,201,545
Poland Government International Bond
4.00%, 01/22/24	980,000	1,038,285

		6,239,830

See Notes to Schedules of Investments.	47

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Russia — 0.1%
Russian Foreign Bond
4.50%, 04/04/22	$400,000	$401,042
7.50%, 03/31/30 STEPΔ	299,375	352,677
7.50%, 03/31/30 STEP 144A	168,750	198,795

		952,514

South Africa — 0.1%
South Africa Government International Bond
5.88%, 09/16/25Δ	860,000	918,050

South Korea — 0.4%
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	3,400,000	3,486,591

Spain — 0.0%
Santander US Debt SA Unipersonal
3.78%, 10/07/15 144A	100,000	100,016
Telefonica Emisiones SA Unipersonal
6.42%, 06/20/16	90,000	93,218
6.22%, 07/03/17	20,000	21,599
5.88%, 07/15/19	70,000	77,471

		292,304

Supranational — 0.0%
Inter-American Development Bank
1.00%, 02/27/18	400,000	398,599

Sweden — 0.2%
Nordea Bank AB
4.88%, 05/13/21 144A	640,000	689,449
Stadshypotek AB
1.88%, 10/02/19 144AΔ	900,000	904,191

		1,593,640

Switzerland — 0.9%
Credit Suisse
0.63%, 03/11/16†	1,700,000	1,699,521
1.38%, 05/26/17	1,500,000	1,498,998
Credit Suisse AG
6.50%, 08/08/23 144AΔ	225,000	242,859
Credit Suisse Group AG
7.50%, 12/29/49 144A†	525,000	548,245
UBS AG
0.88%, 06/01/17†	2,700,000	2,699,144
1.17%, 06/01/20†Δ	1,000,000	1,001,061

		7,689,828

Turkey — 0.3%
Turkey Government International Bond
5.63%, 03/30/21	160,000	167,380
6.25%, 09/26/22Δ	820,000	878,425
5.75%, 03/22/24	410,000	425,908
Turkish Airlines 2015-1 Class A Pass-Through Trust
4.20%, 03/15/27 144A	1,563,470	1,524,383

		2,996,096

United Kingdom — 1.4%
Bank of Scotland PLC
5.25%, 02/21/17 144A	100,000	106,448
Barclays Bank PLC
6.05%, 12/04/17 144AΔ	230,000	248,987
2.50%, 02/20/19	300,000	305,280
Barclays PLC
6.50%, 12/29/49(E)†	800,000	877,749
BP Capital Markets PLC
3.56%, 11/01/21	30,000	31,464
3.51%, 03/17/25Δ	390,000	385,898
Ensco PLC
4.70%, 03/15/21	10,000	8,431
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	350,000	349,708
HSBC Bank PLC
4.75%, 01/19/21 144AΔ	200,000	222,147
HSBC Holdings PLC
4.25%, 03/14/24	240,000	238,496
4.25%, 08/18/25	420,000	414,692
6.50%, 09/15/37	1,000,000	1,175,056
6.38%, 12/29/49†	1,700,000	1,627,125
LBG Capital No.1 PLC
8.00%, 12/29/49 144A	300,000	339,300
Lloyds Bank PLC
2.30%, 11/27/18Δ	275,000	278,371
12.00%, 12/29/49 144A†@	1,600,000	2,268,000
Lloyds Banking Group PLC
4.50%, 11/04/24Δ	240,000	241,706
Nationwide Building Society
3.90%, 07/21/25 144A	400,000	409,028
Royal Bank of Scotland Group PLC
6.40%, 10/21/19Δ	160,000	179,909
6.13%, 12/15/22	180,000	195,082
6.00%, 12/19/23	410,000	437,223
5.13%, 05/28/24	280,000	282,713
7.64%, 03/29/49†	100,000	107,000
7.50%, 12/29/49†Δ	300,000	300,093
Santander UK Group Holdings PLC
4.75%, 09/15/25 144AΔ	325,000	322,914
Standard Chartered PLC
5.70%, 03/26/44 144A	680,000	658,804
Virgin Media Finance PLC
6.00%, 10/15/24 144A	600,000	579,750

		12,591,374

Virgin Islands (British) — 0.5%
Sinopec Group Overseas Development 2012, Ltd.
2.75%, 05/17/17 144A	230,000	233,413
Sinopec Group Overseas Development 2014, Ltd.
1.06%, 04/10/17 144A†	3,200,000	3,199,238
4.38%, 04/10/24 144A	750,000	782,507

		4,215,158

Total Foreign Bonds (Cost $131,434,183)		125,925,052

48	See Notes to Schedules of Investments.

	Par	Value
FOREIGN GOVERNMENT INFLATION-LINKED BOND — 0.1%
Brazil — 0.1%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50+(B) (Cost $1,432,253)	$2,072,000	$1,189,867

LOAN AGREEMENTS — 0.3%
Avago Technologies Cayman, Ltd. Term B Loan
3.75%, 05/06/21 (Cost $2,736,313)	2,747,254	2,743,243

MORTGAGE-BACKED SECURITIES — 42.3%
Aire Valley Mortgages PLC Series 2005-1X
0.69%, 09/20/66†	386,338	371,309
Aire Valley Mortgages PLC Series 2006-1A
0.57%, 09/20/66 144A†	118,815	111,359
Aire Valley Mortgages PLC Series 2006-1X
0.26%, 09/20/66(E)†	383,834	408,174
Aire Valley Mortgages PLC Series 2007-1A
0.59%, 09/20/66 144A†	284,371	271,851
Alba PLC Series 2007-1
0.76%, 03/17/39(U)†	1,100,000	1,472,647
Alba PLC Series 2015-1
1.76%, 04/24/49 STEP(U)†	1,023,944	1,527,593
Alternative Loan Trust Series 2003-20CB
5.50%, 10/25/33	63,276	64,608
Alternative Loan Trust Series 2005-72
0.46%, 01/25/36†	386,118	344,232
Alternative Loan Trust Series 2006-OA11
0.38%, 09/25/46†	734,564	634,715
American Home Mortgage Investment Trust Series 2005-2
2.03%, 09/25/45†	1,421,110	1,384,038
American Home Mortgage Assets Trust Series 2006-5
1.12%, 11/25/46†	985,235	505,902
BAMLL Commercial Mortgage Securities Trust Series 2015-200P
3.22%, 04/14/33 144A	360,000	366,990
Banc of America Commercial Mortgage Trust Series 2007-2
5.79%, 04/10/49†	75,000	78,661
Banc of America Funding Trust Series 2005-D
2.72%, 05/25/35†	1,404,652	1,429,702
Banc of America Mortgage Trust Series 2004-F
2.68%, 07/25/34†	121,905	124,189
Banc of America Re-REMIC Trust Series 2010-UB5
5.67%, 02/17/51 144A†	88,295	91,130
Bayview Commercial Asset Trust Series 2004-3
0.56%, 01/25/35 144A†	595,156	546,466
BBCCRE Trust Series 2015-GTP
3.97%, 08/10/33 144A	1,600,000	1,666,189
4.71%, 08/10/33 144A†	1,800,000	1,641,983
BBCMS Trust Series 2015-RRI
1.36%, 05/15/32 144A†	1,700,000	1,686,694
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11
2.35%, 02/25/33†	12,938	12,671
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-2
2.50%, 05/25/34†	53,151	50,202
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2
2.68%, 03/25/35†	491,669	493,666
Bear Stearns ALT-A Trust Series 2005-4
2.58%, 05/25/35†	356,541	352,180
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18
5.60%, 06/11/50	818,389	873,537
Bear Stearns Structured Products, Inc. Trust Series 2007-R6
2.54%, 01/26/36†	961,770	791,634
Berica 8 Residential MBS SRL Series 8
0.29%, 03/31/48(E)†	138,856	150,725
Berica ABS SRL Series 2011-1
0.29%, 12/31/55(E)†	952,268	1,054,074
Chevy Chase Funding LLC Series 2004-4A
0.42%, 10/25/35 144A†	281,787	259,527
CHL Mortgage Pass-Through Trust Series 2003-58
2.63%, 02/19/34†	553,616	551,098
CHL Mortgage Pass-Through Trust Series 2004-HYB5
2.56%, 04/20/35†	1,146,368	1,141,009
Citigroup Commercial Mortgage Trust Series 2008-C7
6.26%, 12/10/49†	605,686	651,991
Citigroup Commercial Mortgage Trust Series 2014-388G
0.96%, 06/15/33 144A†	200,000	198,525
Citigroup Commercial Mortgage Trust Series 2014-GC21
4.06%, 05/10/47 IOΩ†	1,232,497	101,738

See Notes to Schedules of Investments.	49

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Citigroup Commercial Mortgage Trust Series 2015-GC27
3.77%, 02/10/48	$170,000	$168,637
Citigroup Commercial Mortgage Trust Series 2015-GC29
3.11%, 04/10/48 144A	420,000	311,105
COMM Mortgage Trust Series 2007-C9
5.99%, 12/10/49†	1,181,898	1,256,974
COMM Mortgage Trust Series 2013-CR12
4.30%, 10/10/46	100,000	108,201
4.76%, 10/10/46†	40,000	43,420
5.25%, 10/10/46†	20,000	21,233
COMM Mortgage Trust Series 2013-CR13
3.97%, 12/10/23 IOΩ†	1,108,072	57,947
COMM Mortgage Trust Series 2014-277P
3.73%, 08/10/49 144A†	160,000	167,192
COMM Mortgage Trust Series 2014-CR19
4.88%, 08/10/47†	218,000	220,946
COMM Mortgage Trust Series 2014-SAVA
3.31%, 06/15/34 144A†	400,000	397,114
COMM Mortgage Trust Series 2015-DC1
4.04%, 02/10/48†	100,000	100,348
4.50%, 02/10/48†	80,000	78,055
COMM Mortgage Trust Series 2015-LC19
3.83%, 02/10/48†	100,000	100,131
4.41%, 02/10/48†	190,000	184,976
COMM Mortgage Trust Series 2015-PC1
3.90%, 07/10/50	130,000	137,568
Commercial Mortgage Pass-Through Certificates Series 2012-CR3
2.82%, 10/15/45	30,000	30,376
Community Funding CLO, Ltd. Series 2015-1A
5.75%, 11/01/27 STEP 144A	860,000	860,000
Core Industrial Trust Series 2015-TEXW
3.98%, 02/10/34 144A†	460,000	425,227
Credit Suisse Commercial Mortgage Trust Series 2007-C2
5.62%, 01/15/49†	101,000	105,996
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-19
0.00%, 07/25/33 IOΩ†	6,456	197
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-AR18
0.00%, 07/25/33 IOΩ†	67,254	—
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-AR20
0.00%, 08/25/33 IOΩ†	80,650	—
Credit Suisse Mortgage Trust Series 2014-TIKI
1.16%, 09/15/38 144A†	300,000	297,896
Credit Suisse Mortgage Trust Series 2014-USA
4.18%, 09/15/37 144A	300,000	317,795
4.37%, 09/15/37 144A	310,000	308,201
CSAIL Commercial Mortgage Trust Series 2015-C1
4.04%, 04/15/50	60,000	60,942
DECO Series 2015-HRPA
1.20%, 04/27/27 144A(E)†	1,489,684	1,646,271
EQTY Mortgage Trust Series 2014-INNS
2.55%, 05/08/31 144A†	300,000	294,567
Federal Home Loan Mortgage Corporation
8.50%, 06/01/18	741	771
4.50%, 09/01/18	3,055	3,164
8.00%, 08/01/24	1,337	1,497
4.00%, 10/01/25	375,363	401,932
5.50%, 02/01/27	58,644	64,943
7.50%, 11/01/29	5,319	6,590
7.50%, 12/01/29	6,964	8,526
7.50%, 02/01/31	16,919	19,041
2.48%, 07/01/31†	13,363	13,868
7.50%, 11/01/31	8,948	9,027
2.60%, 04/01/32†	2,222	2,328
3.50%, 08/01/33	1,551,165	1,644,335
5.00%, 08/01/33	8,375	9,275
5.00%, 09/01/33	1,668	1,847
5.00%, 10/01/33	5,418	5,986
2.59%, 03/01/34†	3,099	3,308
5.00%, 12/01/34	145,080	159,601
5.50%, 05/01/35	352,042	395,355
5.00%, 07/01/35	7,858	8,695
5.00%, 11/01/35	267,661	293,398
5.50%, 11/01/35	52,441	58,373
5.00%, 12/01/35	20,556	22,856
5.50%, 01/01/36	38,909	43,814
6.00%, 02/01/36	377,230	424,028
2.76%, 01/01/37†	568,735	605,818
5.00%, 02/01/37	26,489	28,997
5.50%, 07/01/37	66,444	74,251
1.82%, 09/01/37†	57,088	60,128
5.50%, 04/01/38	16,402	18,161
7.00%, 02/01/39	209,400	243,547
7.00%, 03/01/39	38,736	42,744
5.50%, 04/01/39	454,843	509,054
4.50%, 06/01/39	179,456	194,668
6.50%, 09/01/39	71,377	81,816
5.50%, 08/01/40	351,827	389,603
5.00%, 06/01/41	5,809	6,405
3.50%, 10/01/42	171,736	179,917
4.00%, 10/01/42	82,868	89,383
3.50%, 11/01/42	345,141	361,506
3.50%, 12/01/42	81,369	85,218
3.50%, 01/01/43	541,887	567,692

50	See Notes to Schedules of Investments.

	Par	Value
3.50%, 02/01/43	$371,897	$389,578
3.50%, 04/01/43	913,549	955,209
4.00%, 04/01/43	177,044	190,930
3.50%, 05/01/43	666,458	697,597
4.00%, 05/01/43	88,722	96,488
4.00%, 06/01/43	88,666	96,089
4.00%, 07/01/43	332,369	359,479
4.00%, 08/01/43	183,704	198,267
4.50%, 12/01/43	1,198,754	1,333,962
3.50%, 02/01/44	94,108	98,583
4.50%, 02/01/44	923,210	1,027,730
4.50%, 03/01/44	282,126	313,998
3.50%, 03/01/45	1,025,548	1,074,243
3.50%, 11/01/45 TBA	2,000,000	2,076,484
Federal Home Loan Mortgage Corporation REMIC Series 3325
0.71%, 06/15/37†	255,536	257,767
Federal Home Loan Mortgage Corporation REMIC Series 3349
3.70%, 07/15/37 IOΩ†	1,927,627	363,415
Federal Home Loan Mortgage Corporation REMIC Series 3621
2.41%, 01/15/40 IOΩ†	468,001	83,451
Federal Home Loan Mortgage Corporation REMIC Series 3947
7.38%, 10/15/41 IOΩ†	320,599	57,985
Federal Home Loan Mortgage Corporation REMIC Series 3997
4.48%, 11/15/41 IOΩ†	318,855	60,314
Federal Home Loan Mortgage Corporation REMIC Series 4076
14.60%, 07/15/42 IOΩ†	75,714	13,019
Federal Home Loan Mortgage Corporation REMIC Series 4092
2.91%, 09/15/31 IOΩ†	665,138	80,322
Federal Home Loan Mortgage Corporation REMIC Series 4097
10.44%, 08/15/42 IOΩ†	72,531	12,538
Federal Home Loan Mortgage Corporation REMIC Series 4099
7.44%, 08/15/42 IOΩ†	385,508	80,173
Federal Home Loan Mortgage Corporation REMIC Series 4136
6.93%, 11/15/42 IOΩ†	74,168	15,932
6.98%, 11/15/42 IOΩ†	76,870	16,737
7.23%, 11/15/42 IOΩ†	78,910	16,739
Federal Home Loan Mortgage Corporation REMIC Series 4139
7.44%, 12/15/42 IO†	225,837	48,977
Federal Home Loan Mortgage Corporation REMIC Series 4194
6.50%, 04/15/43 IOΩ†	1,460,109	234,316
Federal Home Loan Mortgage Corporation REMIC Series 4206
3.00%, 05/15/43	107,241	101,537
Federal Home Loan Mortgage Corporation REMIC Series 4210
3.00%, 05/15/43	315,054	287,444
Federal Home Loan Mortgage Corporation REMIC Series 4226
3.00%, 07/15/43	213,414	195,248
Federal Home Loan Mortgage Corporation REMIC Series 4239
4.92%, 06/15/27 IOΩ†	671,266	73,304
Federal Home Loan Mortgage Corporation REMIC Series 4298
7.49%, 04/15/43 IOΩ†	693,827	89,581
Federal Home Loan Mortgage Corporation REMIC Series 4310
4.16%, 02/15/44 IOΩ†	181,997	38,633
Federal Home Loan Mortgage Corporation REMIC Series 4335
4.11%, 05/15/44 IOΩ†	183,216	40,341
Federal Home Loan Mortgage Corporation REMIC Series 4415
(1.00)%, 04/15/41 IOΩ†	437,762	33,938
Federal Home Loan Mortgage Corporation REMIC Series R007
6.00%, 05/15/36	364,479	414,648
Federal Housing Administration
7.43%, 10/01/18@	28,152	28,644
Federal National Mortgage Association
3.07%, 12/01/17	918,142	951,055
5.00%, 12/01/17	7,000	7,378
2.80%, 03/01/18	545,363	563,413
3.74%, 05/01/18	1,311,829	1,394,099
3.84%, 05/01/18	420,000	447,711
4.51%, 06/01/19	1,000,000	1,071,050
3.41%, 10/01/20	266,601	286,515
3.62%, 12/01/20	171,138	184,375
4.38%, 06/01/21	644,580	713,391
9.50%, 05/01/22	514	561
1.93%, 07/01/22†	4,813	4,934
5.50%, 09/01/23	74,719	81,210
5.50%, 10/01/23	16,994	18,710
5.00%, 05/01/24	58,512	64,390
9.50%, 07/01/24	1,017	1,110
2.81%, 04/01/25	240,000	241,145
5.50%, 05/01/25	351,756	367,704
3.50%, 10/01/25 TBA	1,100,000	1,161,875
1.91%, 07/01/27†	15,091	15,754
2.34%, 08/01/27†	32,760	34,740
2.50%, 10/01/27 TBA	300,000	305,841
3.00%, 10/01/27 TBA	4,600,000	4,790,109
1.91%, 11/01/27 CONV†	14,563	15,359
2.89%, 02/01/30†	98,226	100,731
2.63%, 06/01/30 CONV†	14,973	15,376

See Notes to Schedules of Investments.	51

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
8.00%, 10/01/30	$18,511	$22,377
2.63%, 12/01/30 CONV†	5,526	5,662
1.91%, 01/01/31†	6,326	6,453
4.50%, 04/01/31	105,114	114,912
2.45%, 05/01/31†	13,292	13,431
4.50%, 05/01/31	365,368	399,438
4.50%, 06/01/31	108,510	118,556
4.50%, 11/01/31	152,471	166,758
6.00%, 11/01/31	2,758	3,111
4.50%, 12/01/31	231,251	253,236
6.00%, 01/01/32	62,498	70,499
6.00%, 03/01/32	12,179	13,790
6.00%, 04/01/32	154,587	174,708
1.91%, 06/01/32†	7,952	8,150
1.93%, 08/01/32†	9,710	10,039
6.00%, 08/01/32	1,634	1,861
2.38%, 02/01/33†	1,058	1,084
5.50%, 04/01/33	34,924	39,786
1.93%, 05/01/33†	38,156	40,735
6.00%, 05/01/33	503	567
5.00%, 07/01/33	47,145	52,192
5.00%, 08/01/33	4,044	4,515
5.00%, 09/01/33	57,674	63,779
5.50%, 09/01/33	2,063	2,327
5.50%, 12/01/33	8,819	9,976
6.00%, 12/01/33	437	492
5.50%, 02/01/34	2,811	3,180
5.50%, 04/01/34	489	557
3.50%, 05/01/34	272,334	288,522
5.50%, 08/01/34	3,772	4,273
5.50%, 10/01/34	165	186
6.00%, 10/01/34	30,182	34,026
1.92%, 12/01/34†	62,234	66,182
5.50%, 12/01/34	17,732	20,021
6.00%, 05/01/35	1,076,770	1,215,013
5.50%, 07/01/35	209	237
6.00%, 07/01/35	174,292	197,911
5.50%, 08/01/35	366	416
6.00%, 08/01/35	44	49
5.50%, 09/01/35	73,014	81,514
5.00%, 10/01/35	157,835	174,662
6.00%, 10/01/35	38,627	43,725
1.91%, 11/01/35†	12,868	13,408
2.11%, 11/01/35†	69,218	72,715
2.12%, 11/01/35†	66,381	70,146
2.14%, 11/01/35†	92,421	97,066
2.15%, 11/01/35†	72,900	76,672
2.15%, 11/01/35†	82,404	86,409
6.00%, 11/01/35	489,593	553,991
5.50%, 12/01/35	1,773	2,017
6.00%, 12/01/35	7,136	8,100
6.00%, 01/01/36	105,342	118,762
6.00%, 02/01/36	4,130	4,681
6.00%, 03/01/36	4,537	5,125
5.50%, 04/01/36	46,231	50,236
6.00%, 04/01/36	6,067	6,876
3.82%, 05/01/36†	92,086	96,786
6.00%, 09/01/36	101,866	115,007
5.50%, 11/01/36	141,846	158,927
6.00%, 01/01/37	726,708	821,409
1.78%, 02/01/37†	638,263	669,805
5.50%, 02/01/37	202	228
6.00%, 02/01/37	575,143	651,206
5.50%, 03/01/37	8,363	9,386
6.00%, 03/01/37	408,578	462,020
5.50%, 04/01/37	366	413
5.50%, 05/01/37	127	141
5.50%, 06/01/37	174	197
6.00%, 07/01/37	1,104,688	1,255,801
5.50%, 08/01/37	390,017	437,849
6.00%, 08/01/37	81,714	92,026
6.00%, 09/01/37	164,050	185,310
6.50%, 10/01/37	56,859	64,954
7.00%, 10/01/37	8,331	10,203
7.00%, 11/01/37	8,461	9,363
1.91%, 12/01/37†	44,274	45,972
6.00%, 12/01/37	451,058	509,720
7.00%, 12/01/37	5,288	6,410
1.91%, 01/01/38†	32,444	34,534
6.00%, 01/01/38	302,210	343,515
5.50%, 02/01/38	4,733	5,304
7.00%, 02/01/38	5,560	6,248
4.50%, 03/01/38	10,089	10,968
5.50%, 03/01/38	544	615
6.00%, 03/01/38	191,324	216,007
4.50%, 04/01/38	186,862	203,172
5.00%, 04/01/38	163,959	180,409
6.00%, 04/01/38	786	886
5.50%, 05/01/38	178	200
6.00%, 05/01/38	38,146	43,087
5.00%, 06/01/38	180,292	198,380
5.50%, 06/01/38	574	644
5.50%, 07/01/38	101,014	114,234
5.50%, 08/01/38	112,376	126,838
7.00%, 08/01/38	4,552	4,943
5.50%, 09/01/38	510	577
6.00%, 11/01/38	47,594	53,726
7.00%, 11/01/38	33,764	40,863
5.50%, 12/01/38	183	205
6.00%, 12/01/38	147,403	166,155
6.00%, 01/01/39	242,856	274,395
7.00%, 02/01/39	17,812	20,605
7.00%, 03/01/39	156,089	178,238
6.00%, 09/01/39	33,700	38,041
6.00%, 10/01/39	37,707	42,635
6.00%, 12/01/39	563,899	637,055
1.58%, 06/01/40†	50,880	53,198
1.58%, 10/01/40†	138,704	142,110
3.50%, 10/01/40 TBA	5,000,000	5,215,781
4.00%, 10/01/40 TBA	5,100,000	5,440,068
4.50%, 10/01/40 TBA	12,000,000	13,008,187
1.91%, 11/01/40†	18,486	19,308
4.00%, 11/01/40 TBA	12,000,000	12,776,722
4.50%, 11/01/40 TBA	2,000,000	2,166,640
4.50%, 04/01/41	156,292	169,920
4.50%, 08/01/41	127,875	139,013
3.50%, 11/01/41 TBA	30,000,000	31,227,889
4.50%, 11/01/41	469,798	510,500
4.00%, 06/01/42	80,329	86,155
3.00%, 08/01/42	303,232	308,630
3.00%, 09/01/42	258,256	262,902
3.50%, 09/01/42	83,136	87,098
2.50%, 10/01/42	566,882	556,014
4.00%, 10/01/42	333,418	359,633
2.50%, 11/01/42	31,386	30,785
3.00%, 11/01/42	116,857	118,949
4.00%, 11/01/42	757,825	817,481
2.50%, 12/01/42	23,702	23,247

52	See Notes to Schedules of Investments.

	Par	Value
3.00%, 12/01/42	$1,637,263	$1,665,931
4.00%, 12/01/42	227,809	243,697
2.50%, 01/01/43	21,614	21,198
3.00%, 01/01/43	1,496,690	1,522,672
3.50%, 01/01/43	2,484,985	2,603,487
2.50%, 02/01/43	21,660	21,244
3.00%, 02/01/43	267,061	271,876
2.50%, 03/01/43	1,865,261	1,829,426
3.00%, 03/01/43	380,208	387,065
3.50%, 03/01/43	257,972	270,031
2.50%, 04/01/43	1,673,050	1,640,928
3.00%, 04/01/43	461,445	469,763
3.50%, 04/01/43	1,115,101	1,167,205
4.00%, 04/01/43	80,648	87,463
2.50%, 05/01/43	37,997	37,266
3.00%, 05/01/43	2,194,421	2,231,159
3.50%, 05/01/43	85,761	89,771
2.50%, 06/01/43	36,319	35,622
3.00%, 06/01/43	81,831	83,306
4.00%, 06/01/43	833,879	899,055
3.00%, 07/01/43	737,950	751,244
4.00%, 07/01/43	830,186	894,212
2.50%, 08/01/43	914,799	897,294
4.00%, 08/01/43	275,042	296,645
4.50%, 09/01/43	1,102,401	1,201,697
2.50%, 10/01/43	47,228	46,323
4.50%, 10/01/43	274,628	304,305
4.50%, 11/01/43	180,140	199,637
5.00%, 11/01/43	968,549	1,065,722
4.50%, 12/01/43	269,606	298,703
4.50%, 01/01/44	179,983	199,397
4.50%, 02/01/44	1,582,336	1,718,435
4.50%, 07/01/44	182,006	201,269
4.50%, 10/01/44	819,791	902,731
4.00%, 01/01/45	290,072	312,341
4.50%, 02/01/45	1,545,501	1,717,597
3.00%, 03/01/45	1,075,315	1,091,739
3.50%, 09/01/45	1,000,000	1,044,136
3.50%, 10/01/45	6,700,000	6,998,385
Federal National Mortgage Association Interest STRIP Series 409
5.16%, 04/25/27 IOΩ†	539,938	58,285
5.22%, 11/25/39 IOΩ†	99,843	18,493
1.63%, 11/25/41 IOΩ†	301,106	57,314
6.63%, 11/25/41 IOΩ†	403,551	82,488
6.94%, 04/25/42 IOΩ†	737,437	139,075
Federal National Mortgage Association REMIC Series 1991-97
13.16%, 08/25/21 IOΩ†	48	849
Federal National Mortgage Association REMIC Series 1991-137
16.21%, 10/25/21 IOΩ†	73	1,242
Federal National Mortgage Association REMIC Series 2000-32
0.66%, 10/18/30†	14,873	15,069
Federal National Mortgage Association REMIC Series 2005-29
5.50%, 04/25/35	722,216	800,393
Federal National Mortgage Association REMIC Series 2007-24
10.22%, 03/25/37 IOΩ†	1,136,292	183,537
Federal National Mortgage Association REMIC Series 2011-52
5.00%, 06/25/41	691,884	768,513
Federal National Mortgage Association REMIC Series 2011-59
5.50%, 07/25/41	1,010,123	1,175,913
Federal National Mortgage Association REMIC Series 2011-87
0.74%, 09/25/41†	3,310,342	3,343,111
Federal National Mortgage Association REMIC Series 2011-96
4.17%, 10/25/41 IOΩ†	744,066	139,140
Federal National Mortgage Association REMIC Series 2012-28
6.50%, 06/25/39	38,204	42,892
Federal National Mortgage Association REMIC Series 2012-46
6.00%, 05/25/42	306,776	345,913
Federal National Mortgage Association REMIC Series 2012-70
7.26%, 02/25/41 IOΩ†	66,116	11,323
5.69%, 07/25/42 IOΩ†	129,081	26,883
Federal National Mortgage Association REMIC Series 2012-74
0.17%, 07/25/27 IOΩ†	1,476,789	169,583
5.43%, 03/25/42 IOΩ†	325,873	59,088
Federal National Mortgage Association REMIC Series 2012-75
4.21%, 07/25/42 IOΩ†	101,497	20,988
Federal National Mortgage Association REMIC Series 2012-93
6.44%, 09/25/42 IOΩ†	213,749	44,282
Federal National Mortgage Association REMIC Series 2012-111
7.00%, 10/25/42	67,246	78,956
Federal National Mortgage Association REMIC Series 2012-118
8.50%, 12/25/39 IOΩ†	522,128	68,279
Federal National Mortgage Association REMIC Series 2012-128
5.27%, 11/25/42 IOΩ†	240,296	57,155
6.10%, 11/25/42 IOΩ†	162,395	36,619
Federal National Mortgage Association REMIC Series 2012-133
7.37%, 12/25/42 IOΩ†	78,642	16,759
8.88%, 12/25/42 IOΩ†	223,169	43,459

See Notes to Schedules of Investments.	53

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal National Mortgage Association REMIC Series 2012-153
7.00%, 07/25/42	$207,942	$244,947
Federal National Mortgage Association REMIC Series 2013-9
5.50%, 04/25/42	1,184,046	1,320,930
6.50%, 07/25/42	526,397	607,545
Federal National Mortgage Association REMIC Series 2013-14
6.32%, 03/25/43 IOΩ†	511,273	76,228
Federal National Mortgage Association REMIC Series 2013-19
5.48%, 03/25/43 IO†	547,396	129,407
Federal National Mortgage Association REMIC Series 2013-29
5.09%, 04/25/43 IOΩ†	1,486,605	225,922
Federal National Mortgage Association REMIC Series 2013-67
5.58%, 07/25/43 IOΩ†	165,785	39,004
Federal National Mortgage Association REMIC Series 2014-47
(0.60)%, 08/25/44 IOΩ†	2,304,154	146,976
Federal National Mortgage Association REMIC Series 2015-55
9.56%, 08/25/55 IO†	387,639	23,829
Federal National Mortgage Association REMIC Series 2015-56
6.01%, 08/25/45 IO†	98,655	24,792
Federal National Mortgage Association
4.00%, 10/01/42 TBA	8,000,000	8,533,440
3.00%, 11/01/42 TBA	17,000,000	17,192,578
FHLMC Multifamily Structured Pass-Through Certificates Series K005
4.32%, 11/25/19	1,100,000	1,214,698
FHLMC Multifamily Structured Pass-Through Certificates Series K007
5.26%, 04/25/20 IOΩ†	2,176,122	85,435
FHLMC Multifamily Structured Pass-Through Certificates Series K008
5.02%, 06/25/20 IOΩ†	722,622	42,235
FHLMC Multifamily Structured Pass-Through Certificates Series K015
3.96%, 07/25/21 IOΩ†	622,215	49,198
FHLMC Multifamily Structured Pass-Through Certificates Series K016
3.93%, 10/25/21 IOΩ†	204,530	15,855
FHLMC Multifamily Structured Pass-Through Certificates Series K027
2.64%, 01/25/23	240,000	244,494
FHLMC Multifamily Structured Pass-Through Certificates Series K030
2.78%, 09/25/22	267,848	279,604
FHLMC Multifamily Structured Pass-Through Certificates Series K035
3.46%, 08/25/23	100,000	106,922
FHLMC Multifamily Structured Pass-Through Certificates Series K044
2.81%, 01/25/25	400,000	404,899
FHLMC Multifamily Structured Pass-Through Certificates Series K714
3.03%, 10/25/20	800,000	841,477
FHLMC Multifamily Structured Pass-Through Certificates Series K717
2.99%, 09/25/21	150,000	157,537
FHLMC Multifamily VRD Certificates Series M012
5.50%, 08/15/51	3,500,000	3,596,250
FHLMC Structured Pass-Through Securities Series T-61
1.58%, 07/25/44†	1,055,023	1,082,883
First Horizon Alternative Mortgage Securities Trust Series 2004-AA1
2.24%, 06/25/34†	503,736	494,511
FREMF Mortgage Trust Series 2012-K20
4.29%, 05/25/22 IO 144AΩ†	5,718,777	60,019
FREMF Mortgage Trust Series 2014-K40
4.07%, 09/25/24 144A	550,000	528,892
FREMF Mortgage Trust Series 2014-K41
3.83%, 10/25/24 144A	300,000	296,761
FREMF Mortgage Trust Series 2015-K47
3.72%, 06/25/48 144A	380,000	356,692
GE Business Loan Trust Series 2007-1A
0.38%, 04/16/35 144A†	535,506	506,563
GE Commercial Mortgage Corporation Trust Series 2007-C1
5.54%, 12/10/49	800,000	829,020
German Residential Funding, Ltd. Series 2013-2
0.97%, 11/27/24(E)†	1,071,612	1,201,317
Giovecca Mortgages SRL Series 2011-1
0.58%, 04/23/48(E)†	367,823	408,810
Government National Mortgage Association
3.95%, 07/15/25	127,425	137,706
7.00%, 10/15/25	11,407	11,638
7.00%, 01/15/26	5,006	5,604
7.00%, 07/15/27	51,099	60,524
7.00%, 12/15/27	1,219	1,258

54	See Notes to Schedules of Investments.

	Par	Value
7.00%, 01/15/28	$14,600	$15,004
7.00%, 03/15/28	66,166	77,505
7.00%, 07/15/28	9,395	10,473
7.50%, 07/15/28	12,315	12,697
6.50%, 08/15/28	4,079	4,677
7.00%, 08/15/28	14,911	16,992
7.50%, 08/15/28	9,072	10,317
6.50%, 09/15/28	24,638	28,633
7.00%, 10/15/28	36,524	39,125
7.50%, 03/15/29	21,260	25,989
1.63%, 11/20/29†	39,285	40,824
8.50%, 08/15/30	769	832
8.50%, 11/20/30	8,337	10,084
6.50%, 08/15/31	36,838	42,436
7.50%, 08/15/31	10,455	12,035
6.50%, 10/15/31	75,015	86,636
6.00%, 11/15/31	186,074	209,199
6.50%, 11/15/31	93,547	107,761
6.00%, 12/15/31	39,069	43,924
6.00%, 01/15/32	98,375	111,603
6.00%, 02/15/32	213,478	240,008
6.50%, 02/15/32	113,708	130,665
6.00%, 04/15/32	47,659	53,547
7.50%, 04/15/32	57,570	59,728
6.50%, 06/15/32	103,203	118,884
6.50%, 07/15/32	1,927	2,220
6.50%, 08/15/32	156,901	180,741
6.50%, 09/15/32	129,536	149,219
6.00%, 10/15/32	110,583	124,325
5.50%, 11/15/32	28,442	32,548
6.00%, 11/15/32	88,490	100,454
6.00%, 12/15/32	36,646	41,200
6.50%, 12/15/32	16,269	18,741
5.50%, 01/15/33	18,057	20,254
6.00%, 01/15/33	59,172	66,526
5.50%, 02/15/33	25,301	28,973
6.00%, 02/15/33	46,008	51,726
5.50%, 03/15/33	28,781	32,952
6.50%, 04/15/33	298,120	343,417
6.00%, 05/15/33	41,479	46,634
6.00%, 06/15/33	20,984	23,592
5.50%, 07/15/33	27,601	31,269
5.50%, 08/15/33	15,099	17,173
5.50%, 09/15/33	10,301	11,606
6.00%, 10/15/33	146,844	165,093
6.50%, 10/15/33	145,650	167,780
6.00%, 12/15/33	224,299	252,174
5.50%, 04/15/34	13,558	15,170
5.50%, 05/15/34	18,972	21,564
6.50%, 08/15/34	274,754	321,494
5.50%, 09/15/34	135,671	153,706
5.50%, 12/15/34	112,127	127,046
5.50%, 01/15/35	111,901	126,741
6.00%, 09/20/38	357,422	400,521
5.00%, 07/20/40	30,812	34,260
5.00%, 09/20/40	125,867	139,953
6.00%, 10/20/40	48,424	54,263
6.00%, 01/20/41	52,165	58,455
4.50%, 04/20/41	606,122	658,986
4.00%, 10/20/41 TBA	15,000,000	15,981,156
3.00%, 10/15/42 TBA	9,000,000	9,184,711
3.50%, 10/15/42 TBA	200,000	209,284
3.50%, 10/20/42 TBA	400,000	419,109
3.50%, 11/15/42 TBA	2,000,000	2,088,742
4.00%, 11/20/43 TBA	7,000,000	7,448,577
3.50%, 08/20/45	9,480,569	9,950,313
4.00%, 08/20/45	997,765	1,065,145
3.50%, 09/20/45	1,000,000	1,049,549
4.00%, 11/20/45 TBA	1,000,000	1,064,082
3.50%, 12/20/45 TBA	1,000,000	1,043,183
Government National Mortgage Association Series 2007-30
0.52%, 05/20/37†	255,964	256,697
Government National Mortgage Association Series 2010-31
4.96%, 03/20/39 IOΩ†	80,521	8,411
Government National Mortgage Association Series 2010-85
4.98%, 01/20/40 IOΩ†	108,159	16,132
Government National Mortgage Association Series 2010-H28
0.59%, 12/20/60†	387,665	387,007
Government National Mortgage Association Series 2011-H08
0.67%, 03/20/61†	471,274	471,890
Government National Mortgage Association Series 2011-H09
0.69%, 03/20/61†	308,739	309,218
Government National Mortgage Association Series 2012-34
11.11%, 03/20/42 IO†	68,794	12,431
Government National Mortgage Association Series 2012-44
2.17%, 04/16/41	299,907	304,092
Government National Mortgage Association Series 2012-66
16.40%, 02/20/38 IOΩ†	331,061	29,685
Government National Mortgage Association Series 2012-H30
0.54%, 12/20/62†	1,503,715	1,497,637
Government National Mortgage Association Series 2013-113
0.00%, 08/16/43 IOΩ†@	291,030	58,524
Government National Mortgage Association Series 2013-178
3.22%, 06/16/55 IOΩ†	889,206	52,133
Government National Mortgage Association Series 2014-117
4.24%, 08/20/44 IOΩ†	86,221	13,948
Government National Mortgage Association Series 2014-118
4.26%, 08/20/44 IO†	372,022	91,847
Government National Mortgage Association Series 2014-135
2.94%, 01/16/56 IOΩ†	7,871,428	568,667

See Notes to Schedules of Investments.	55

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Government National Mortgage Association Series 2014-93
3.35%, 11/16/55 IOΩ†	$4,265,131	$282,113
Government National Mortgage Association Series 2015-H11
0.74%, 05/20/65†	3,284,211	3,274,815
Government National Mortgage Association Series 2015-H14
0.62%, 05/20/65†	3,223,079	3,207,921
0.76%, 06/20/65†	4,993,324	4,978,968
Government National Mortgage Association Series 2015-H15
0.77%, 06/20/65†	2,099,831	2,095,054
0.79%, 06/20/65†	4,881,460	4,876,324
Government National Mortgage Association Series 2015-H16
0.79%, 07/20/65†	4,991,062	4,988,876
Government National Mortgage Association Series 2015-H17
0.65%, 06/20/65†	786,926	784,318
Government National Mortgage Association Series 2015-H18
0.79%, 07/20/65†	799,407	802,740
Government National Mortgage Association Series 2015-H19
0.79%, 08/20/65†	800,221	796,246
Government National Mortgage Association Series 2015-H22
0.80%, 09/20/65†	800,000	797,813
Government National Mortgage Association Series 2015-H23
0.83%, 09/20/65†	900,000	898,770
Granite Master Issuer PLC Series 2007-1
0.36%, 12/20/54†	386,183	384,233
Granite Master Issuer PLC Series 2007-2
0.29%, 12/17/54†	121,372	120,874
Granite Mortgages PLC Series 2003-3
0.36%, 01/20/44(E)†	41,135	45,868
0.96%, 01/20/44(U)†	12,488	18,857
GreenPoint Mortgage Funding Trust Series 2006-OH1
0.37%, 01/25/37†	826,615	661,291
GS Mortgage Securities Corporation II Series 2015-GC30
3.38%, 05/10/50	490,000	370,244
3.78%, 05/10/50	370,000	374,027
GS Mortgage Securities Trust Series 2007-GG10
5.99%, 08/10/45†	5,354,673	5,602,776
GS Mortgage Securities Trust Series 2011-GC5
4.46%, 08/10/44 IO 144AΩ†	448,716	21,452
GS Mortgage Securities Trust Series 2013-GC16
5.16%, 11/10/46†	130,000	142,760
GSMPS Mortgage Loan Trust Series 2005-LT1
0.65%, 02/25/35 144A†	64,578	60,698
GSR Mortgage Loan Trust Series 2005-AR6
2.70%, 09/25/35†	1,445,504	1,449,888
Hertz Series 2015-1A
3.52%, 05/15/21+	500,000	499,900
Hertz Vehicle Financing LLC
2.73%, 05/25/21+	350,000	349,913
Impac CMB Trust Series 2004-8
0.91%, 10/25/34†	63,290	53,649
IndyMac ARM Trust Series 2001-H2
1.77%, 01/25/32†	6,924	6,457
IndyMac INDX Mortgage Loan Trust Series 2006-AR12
0.38%, 09/25/46†	926,205	788,341
JP Morgan Alternative Loan Trust Series 2005-A2
0.71%, 01/25/36†	288,316	265,482
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6
5.37%, 05/15/45†	280,000	301,187
JP Morgan Mortgage Trust Series 2005-A1
2.67%, 02/25/35†	112,420	112,145
JPMBB Commercial Mortgage Securities Trust Series 2013-C15
5.25%, 11/15/45†	90,000	95,900
JPMBB Commercial Mortgage Securities Trust Series 2013-C17
5.05%, 01/15/47†	50,000	54,560
JPMBB Commercial Mortgage Securities Trust Series 2014-C24
4.12%, 11/15/47†	290,000	295,969
JPMBB Commercial Mortgage Securities Trust Series 2014-C25
3.41%, 11/15/47	840,000	877,950
JPMBB Commercial Mortgage Securities Trust Series 2015-C30
3.82%, 07/15/48	1,130,000	1,191,006
JPMBB Commercial Mortgage Securities Trust Series 2015-C31
3.80%, 08/15/48	1,700,000	1,788,613
Kensington Mortgage Securities PLC Series 2007-1X
0.51%, 06/14/40†	1,324,053	1,213,052

56	See Notes to Schedules of Investments.

	Par	Value
LB Commercial Mortgage Trust Series 2007-C3
6.05%, 07/15/44†	$562,344	$597,321
LB-UBS Commercial Mortgage Trust Series 2001-C3
0.00%, 06/15/36 IO 144AΩ†@	402,542	1,070
Leek Finance Number Eighteen PLC Series 18X
0.22%, 09/21/38(E)†	43,905	51,368
0.61%, 09/21/38†	351,240	367,128
Leek Finance Number Seventeen PLC Series 17A
0.63%, 12/21/37 144A†	142,760	150,424
Leek Finance Number Seventeen PLC Series 17X
0.24%, 12/21/37(E)†	57,104	67,911
0.87%, 12/21/37(U)†	28,552	45,909
Lehman XS Trust Series 2005-5N
0.49%, 11/25/35†	479,084	444,120
Ludgate Funding PLC Series 2007-1
0.74%, 01/01/61(U)†	1,054,910	1,421,431
Ludgate Funding PLC Series 2008-W1X
1.18%, 01/01/61(U)†	911,573	1,271,609
Luminent Mortgage Trust Series 2006-2
0.39%, 02/25/46†	608,279	448,598
Luminent Mortgage Trust Series 2006-7
0.36%, 12/25/36†	2,000,855	1,601,584
Mansard Mortgages PLC Series 2007-1X
0.76%, 04/15/47(U)†	1,071,694	1,436,807
MASTR Adjustable Rate Mortgages Trust Series 2004-4
2.51%, 05/25/34†	187,438	181,495
MASTR Adjustable Rate Mortgages Trust Series 2004-11
0.83%, 11/25/34†	194,825	194,017
MASTR Adjustable Rate Mortgages Trust Series 2004-13
2.76%, 11/21/34†	672,657	689,353
MASTR Adjustable Rate Mortgages Trust Series 2007-R5
2.61%, 11/25/35 144A†	763,319	587,725
Merrill Lynch Mortgage Investors Trust Series 2005-2
1.67%, 10/25/35†	44,232	42,905
ML-CFC Commercial Mortgage Trust Series 2006-2
6.06%, 06/12/46†	1,051,172	1,069,584
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7
2.92%, 02/15/46	70,000	70,901
3.21%, 02/15/46	41,000	41,536
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9
3.10%, 05/15/46	300,000	306,540
3.46%, 05/15/46	140,000	142,955
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19
4.00%, 12/15/47	370,000	373,064
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22
3.56%, 04/15/48	480,000	483,747
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24
3.73%, 05/15/48	190,000	198,521
Morgan Stanley Capital I Trust Series 2007-HQ11
5.48%, 02/12/44†	50,000	52,159
Morgan Stanley Capital I Trust Series 2015-XLF1
1.36%, 08/14/31 144A†	300,000	298,686
Morgan Stanley Re-REMIC Trust Series 2009-GG10
5.99%, 08/12/45 144A†	1,540,275	1,617,214
MortgageIT Trust Series 2005-4
0.47%, 10/25/35†	805,150	734,376
Motel 6 TrustSeries 2015-MTL6
4.53%, 02/05/30 144A	350,000	348,433
MSCG Trust Series 2015-ALDR
3.58%, 06/07/35 144A†	580,000	591,678
Nomura Resecuritization Trust Series 2014-7R
0.40%, 12/26/35 144A†@	552,102	466,736
Paragon Mortgages No. 15 PLC Series 15X
0.20%, 12/15/39(E)†	1,170,926	1,172,845
Prime Mortgage Trust Series 2006-DR1
5.50%, 05/25/35 144A	2,735,383	2,605,690
6.00%, 05/25/35 144A	2,354,999	2,301,947
Quadrivio Finance SRL Series 2011-1
0.48%, 07/25/60(E)†	194,443	216,371
RBSCF Trust Series 2009-RR2
6.15%, 02/16/51 144A†	2,544,349	2,603,248
Reperforming Loan REMIC Trust Series 2004-R2
0.61%, 11/25/34 144A†	10,243	9,031
ResLoC UK PLC Series 2007-1X
0.12%, 12/15/43(E)†	1,501,710	1,480,944
0.75%, 12/15/43(U)†	375,427	503,070

See Notes to Schedules of Investments.	57

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Sequoia Mortgage Trust Series 2003-4
1.12%, 07/20/33†	$111,346	$104,696
Sequoia Mortgage Trust Series 6
0.86%, 04/19/27†	680,674	636,994
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5
2.45%, 05/25/34†	412,964	411,698
Structured Adjustable Rate Mortgage Loan Trust Series 2005-16XS
0.53%, 08/25/35†	227,890	217,444
Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS
0.49%, 10/25/35†	1,612,722	1,498,078
Structured Asset Mortgage Investments II Trust Series 2005-AR5
0.47%, 07/19/35†	153,376	132,480
Structured Asset Securities Corporation Series 2005-RF3
0.54%, 06/25/35 144A†	142,618	115,299
Thornburg Mortgage Securities Trust Series 2003-4
0.83%, 09/25/43†	15,599	15,061
Thornburg Mortgage Securities Trust Series 2005-1
2.24%, 04/25/45†	135,715	136,279
Thrones PLC Series 2013-1
2.08%, 07/20/44(U)†	70,265	105,641
UBS Commercial Mortgage Trust Series 2012-C1
4.16%, 05/10/45 IO 144AΩ†	2,563,486	267,138
UBS-Barclays Commercial Mortgage Trust Series 2012-C4
4.65%, 12/10/45 144A†	320,000	307,906
VNDO Mortgage Trust Series 2012-6AVE
3.00%, 11/15/30 144A	100,000	101,298
Wachovia Bank Commercial Mortgage Trust Series 2006-C27
5.75%, 07/15/45†	734,517	753,439
Wachovia Bank Commercial Mortgage Trust Series 2006-C28
5.56%, 10/15/48	379,145	392,182
Wachovia Bank Commercial Mortgage Trust Series 2007-C30
0.41%, 12/15/43 144A†	398,000	385,883
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR6
1.60%, 06/25/42†	21,175	20,436
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8
0.48%, 07/25/45†	230,381	214,960
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13
0.48%, 10/25/45†	1,672,541	1,546,821
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19
2.38%, 02/25/33†	9,413	9,273
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1
2.19%, 02/25/37†	474,803	396,533
2.29%, 02/25/37†	323,842	287,981
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA3
0.96%, 04/25/47†	878,281	740,508
Waterfall Commercial Mortgage Trust Series 2015-SBC5
4.10%, 09/19/22 144A†	1,260,000	1,260,831
Wells Fargo Alternative Loan Trust Series 2007-PA6
2.70%, 12/28/37†	1,033,392	867,176
Wells Fargo Commercial Mortgage Trust Series 2013-LC12
4.44%, 07/15/46†	20,000	20,928
Wells Fargo Commercial Mortgage Trust Series 2014-LC16
4.22%, 08/15/50 IOΩ†	3,049,670	244,794
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1
3.66%, 05/15/48†	350,000	342,198
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR2
2.62%, 03/25/35†	137,289	139,582
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR13
2.74%, 05/25/35†	59,541	59,837
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR16
2.68%, 08/25/33†	211,563	215,273
WFRBS Commercial Mortgage Trust Series 2012-C7
4.54%, 06/15/45 IO 144AΩ†	306,143	23,435
WFRBS Commercial Mortgage Trust Series 2012-C10
4.40%, 12/15/45 IO 144AΩ†	2,390,275	210,390
WFRBS Commercial Mortgage Trust Series 2013-C13
3.44%, 05/15/45 IO 144AΩ†	3,006,732	224,284

58	See Notes to Schedules of Investments.

	Par	Value
WFRBS Commercial Mortgage Trust Series 2014-C19
3.98%, 03/15/47 IOΩ†	$1,065,485	$76,310
WFRBS Commercial Mortgage Trust Series 2014-C21
4.36%, 08/15/47 IOΩ†	3,650,018	265,017
WFRBS Commercial Mortgage Trust Series 2014-C24
3.93%, 11/15/47	290,000	296,669
4.29%, 11/15/47	300,000	293,169

Total Mortgage-Backed Securities (Cost $377,149,711)		377,390,444

MUNICIPAL BONDS — 1.5%
Alameda County Joint Powers Authority, Revenue Bond, Series Z
7.05%, 12/01/44	3,300,000	4,266,669
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	873,300
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	298,265
Bay Area Toll Authority, Revenue Bond, Sub-Series S1
7.04%, 04/01/50	600,000	826,962
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	700,000	784,882
Chicago Transit Authority, Revenue Bond, Series B
6.90%, 12/01/40	300,000	336,393
Commonwealth of Puerto Rico, General Obligation, Series A
5.50%, 07/01/32	5,000	3,269
6.00%, 07/01/34	10,000	6,575
8.00%, 07/01/35	380,000	285,950
5.25%, 07/01/37	20,000	12,950
5.50%, 07/01/39	85,000	55,250
5.00%, 07/01/41	10,000	6,450
5.75%, 07/01/41	10,000	6,525
Commonwealth of Puerto Rico, General Obligation, Series B
5.88%, 07/01/36	10,000	6,537
Commonwealth of Puerto Rico, General Obligation, Series C
6.00%, 07/01/39	10,000	6,550
County of Clark Department of Aviation, Revenue Bond, Series C
6.82%, 07/01/45	200,000	274,068
Los Angeles Community College District, General Obligation, Series D
6.68%, 08/01/36	300,000	390,774
Municipal Electric Authority of Georgia, Revenue Bond
6.66%, 04/01/57	700,000	822,787
Port Authority of New York & New Jersey, Revenue Bond
5.65%, 11/01/40	500,000	595,745
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bond, Series A
5.75%, 07/01/37	20,000	13,775
6.00%, 07/01/44	55,000	38,226
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Series C
5.25%, 08/01/40	10,000	6,262
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series A-1
5.00%, 08/01/43	20,000	8,475
5.25%, 08/01/43	10,000	4,237
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series A
5.25%, 08/01/27	5,000	2,156
5.50%, 08/01/28	60,000	26,025
0.00%, 08/01/32	85,000	34,665
0.00%, 08/01/33	25,000	7,730
5.50%, 08/01/37	65,000	27,544
5.75%, 08/01/37	45,000	19,125
5.38%, 08/01/39	35,000	14,831
6.38%, 08/01/39	5,000	2,144
5.50%, 08/01/42	120,000	50,850
6.00%, 08/01/42	100,000	42,500
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series C
0.00%, 08/01/37Ω†	10,000	1,000
5.38%, 08/01/38	15,000	6,356
6.00%, 08/01/39	35,000	14,875
5.25%, 08/01/41	100,000	42,375
State of California, General Obligation
7.95%, 03/01/36	165,000	197,944
7.55%, 04/01/39	85,000	122,519
7.35%, 11/01/39	800,000	1,115,152
7.60%, 11/01/40	800,000	1,171,592
State of Illinois, General Obligation
7.35%, 07/01/35	375,000	404,344

Total Municipal Bonds (Cost $13,702,247)		13,234,603

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $124.00, Expires 10/23/15 (GSC)	7	656
Euro-Bund, Strike Price $167.00, Expires 11/30/15 (MLCS)	80	(76)
Long U.S. Treasury Bond, Strike Price $157.00, Expires 10/23/15 (MLCS)	13	26,204

		26,784

See Notes to Schedules of Investments.	59

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $105.00, Expires 11/20/15 (CITIG)	300	$4,688
10-Year U.S. Treasury Note, Strike Price $108.00, Expires 11/20/15 (MSCS)	107	1,672
10-Year U.S. Treasury Note, Strike Price $126.00, Expires 10/23/15 (GSC)	53	3,312
5-Year U.S. Treasury Note, Strike Price $109.50, Expires 11/20/15 (MSCS)	111	867
5-Year U.S. Treasury Note, Strike Price $110.25, Expires 11/20/15 (MSCS)	184	1,438
90-Day Euro, Strike Price $99.50, Expires 11/13/15 (AD)	174	4,350
Euro-BOBL, Strike Price $124.50, Expires 11/30/15 (MLCS)	54	(51)
Euro-Schatz, Strike Price $110.80, Expires 11/30/15 (MLCS)	75	(71)
Federal National Mortgage Association Bond, Strike Price $83.59, Expires 10/07/15 (DEUT)	150,000	—
Long U.S. Treasury Bond, Strike Price $151.00, Expires 10/23/15 (MLCS)	13	2,234

		18,439

	Notional Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price 2.50%, Expires 09/21/15 (MSCS)	$380,000,000	40,309
3-Month LIBOR, Strike Price 2.58%, Expires 05/23/16 (MSCS)	170,000,000	16,995
3-Month LIBOR, Strike Price 2.905%, Expires 08/20/18 (MSCS)	160,000,000	150,167
3-Month LIBOR, Strike Price 2.94%, Expires 08/20/18 (GSC)	50,000,000	45,343

		252,814

Total Purchased Options (Cost $452,151)		298,037

	Par
U.S. TREASURY OBLIGATIONS — 23.9%
U.S. Treasury Bonds
4.38%, 11/15/39	$200,000	256,715
3.13%, 02/15/42	300,000	315,830
3.00%, 05/15/42	2,200,000	2,257,807
2.75%, 08/15/42Δ	600,000	585,230
2.75%, 11/15/42	1,750,000	1,704,381
2.88%, 05/15/43Δ	7,440,000	7,418,588
3.63%, 08/15/43	4,500,000	5,180,684
3.75%, 11/15/43Δ	1,000,000	1,177,669
3.38%, 05/15/44Δ	12,740,000	13,986,469
3.13%, 08/15/44Δ	5,600,000	5,862,612
3.00%, 11/15/44Δ	3,000,000	3,064,531
2.50%, 02/15/45	600,000	552,504
3.00%, 05/15/45	7,310,000	7,482,662
2.88%, 08/15/45	7,810,000	7,807,766

		57,653,448

U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/20	1,400,000	1,418,603
1.13%, 01/15/21Δ	3,800,000	4,312,081
0.13%, 01/15/22Δ	500,000	514,330
0.13%, 07/15/22	6,800,000	6,889,320
0.38%, 07/15/23	2,040,000	2,058,141
0.63%, 01/15/24	2,360,000	2,404,905
0.13%, 07/15/24Δ	13,020,000	12,675,041
0.25%, 01/15/25Δ	2,000,000	1,933,437
2.38%, 01/15/25	1,530,000	2,231,482
0.38%, 07/15/25	7,720,000	7,573,937
2.38%, 01/15/27	500,000	693,283
1.75%, 01/15/28	8,000,000	10,086,783
2.50%, 01/15/29	7,100,000	9,482,446
2.13%, 02/15/40	1,280,000	1,669,692
1.38%, 02/15/44Δ	2,530,000	2,634,558
0.75%, 02/15/45	2,350,000	2,070,784

		68,648,823

U.S. Treasury Notes
0.25%, 10/31/15	10,000	10,001
0.38%, 01/15/16	9,000	9,009
0.25%, 05/15/16	4,245,000	4,245,913
0.63%, 11/30/17	3,390,000	3,384,328
1.50%, 08/31/18	6,810,000	6,926,737
1.50%, 12/31/18Δ	2,800,000	2,843,750
1.63%, 07/31/19	760,000	773,162
1.63%, 12/31/19Δ	7,970,000	8,090,690
1.38%, 04/30/20	2,050,000	2,055,738
1.63%, 07/31/20	730,000	739,015
1.38%, 08/31/20Δ	80,000	80,105
2.25%, 07/31/21	5,590,000	5,797,987
2.00%, 10/31/21	2,600,000	2,654,421
2.13%, 12/31/21	16,780,000	17,234,671
1.50%, 01/31/22	3,040,000	3,006,493
1.75%, 02/28/22	1,600,000	1,605,406
1.75%, 03/31/22	1,100,000	1,102,907
1.88%, 05/31/22	3,800,000	3,835,773
2.00%, 07/31/22	800,000	813,849
1.63%, 08/15/22	8,100,000	8,033,078
1.75%, 09/30/22	1,100,000	1,099,657
2.75%, 11/15/23	900,000	958,430
2.75%, 02/15/24Δ	1,500,000	1,594,551
2.50%, 05/15/24Δ	2,030,000	2,115,006
2.38%, 08/15/24	2,760,000	2,843,286

60	See Notes to Schedules of Investments.

	Par	Value
2.25%, 11/15/24	$3,590,000	$3,657,966
2.13%, 05/15/25	1,900,000	1,911,801

		87,423,730

Total U.S. Treasury Obligations (Cost $213,887,318)		213,726,001

	Shares
PREFERRED STOCK — 0.1%
GMAC Capital Trust I,
8.125%, 02/15/40 (Cost $592,347)	23,879	609,631

	Par
REPURCHASE AGREEMENTS — 4.1%
Barclays Capital, Inc.
0.25% (dated 09/30/15, due 10/01/15, repurchase price $12,000,083, collateralized by U.S. Treasury Note, 2.125%, due 09/30/21, total market value $12,112,684)	$12,000,000	12,000,000
0.12% (dated 09/30/15, due 10/02/15, repurchase price $12,200,041, collateralized by U.S. Treasury Note, 0.875%, due 06/15/17, total market value $12,443,591)	12,200,000	12,200,000
JPMorgan Securities LLC
0.16% (dated 09/30/15, due 10/02/15, repurchase price $12,600,056, collateralized by U.S. Inflationary Index Bond, 0.125%, due 04/15/20, total market value $12,769,109)	12,600,000	12,600,000

Total Repurchase Agreements (Cost $36,800,000)		36,800,000

	Shares
MONEY MARKET FUNDS — 8.1%
GuideStone Money Market Fund (Investor Class)¥	28,692,738	28,692,738
Northern Institutional Liquid Assets Portfolio§	43,773,595	43,773,595

Total Money Market Funds (Cost $72,466,333)		72,466,333

TOTAL INVESTMENTS — 123.0% (Cost $1,102,929,924)		1,097,496,100

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Options — (0.1)%
10-Year U.S. Treasury Note, Strike Price $128.00, Expires 10/23/15 (MLCS)	(147)	(160,781)
10-Year U.S. Treasury Note, Strike Price $129.00, Expires 10/23/15 (GSC)	(33)	(19,594)
10-Year U.S. Treasury Note, Strike Price $129.50, Expires 10/23/15 (MLCS)	(26)	(9,750)
10-Year U.S. Treasury Note, Strike Price $131.00, Expires 11/20/15 (JEFF)	(20)	(5,938)
10-Year U.S. Treasury Note, Strike Price $131.50, Expires 11/20/15 (WF)	(28)	(6,125)
10-Year U.S. Treasury Note, Strike Price $133.00, Expires 11/20/15 (GSC)	(44)	(4,125)
5-Year U.S. Treasury Note, Strike Price $120.50, Expires 10/23/15 (MLCS)	(27)	(10,336)
5-Year U.S. Treasury Note, Strike Price $120.75, Expires 10/23/15 (WF)	(27)	(7,172)
90-Day Euro, Strike Price $99.25, Expires 03/14/16 (MSCS)	(143)	(18,937)
Euro-Bund, Strike Price $156.50, Expires 10/23/15 (MLCS)	(15)	(3,698)
Long U.S. Treasury Bond, Strike Price $160.00, Expires 10/23/15 (MLCS)	(27)	(23,203)
Long U.S. Treasury Bond, Strike Price $161.00, Expires 10/23/15 (MLCS)	(20)	(12,500)
Long U.S. Treasury Bond, Strike Price $162.00, Expires 10/23/15 (JEFF)	(26)	(11,781)
Long U.S. Treasury Bond, Strike Price $163.00, Expires 10/23/15 (GSC)	(27)	(10,125)
Long U.S. Treasury Bond, Strike Price $165.00, Expires 10/23/15 (WF)	(27)	(4,641)

	Notional Amount
Australia Dollar vs. U.S. Dollar, Strike Price $0.7325, Expires 11/05/15 (HKSB)	$(2,900,000)	(4,484)
Euro vs. U.S. Dollar, Strike Price $1.15, Expires 11/12/15 (UBS)	(2,400,000)	(15,671)
Euro vs. U.S. Dollar, Strike Price $1.15, Expires 11/25/15 (BNP)	(2,400,000)	(16,211)
Euro vs. U.S. Dollar, Strike Price $1.17, Expires 11/19/15 (CS)	(2,900,000)	(7,357)
U.S Dollar vs. India Rupee, Strike Price $68.10, Expires 10/29/15 (CITI)	(500,000)	(543)
U.S Dollar vs. India Rupee, Strike Price $68.25, Expires 11/10/15 (JPM)	(500,000)	(534)
U.S Dollar vs. India Rupee, Strike Price $68.50, Expires 11/10/15 (BNP)	(2,000,000)	(3,476)
U.S Dollar vs. India Rupee, Strike Price $68.75, Expires 11/26/15 (HKSB)	(100,000)	(275)
U.S. Dollar vs. Brazilian Real, Strike Price $3.85, Expires 10/01/15 (CS)	(1,400,000)	(40,615)
U.S. Dollar vs. Brazilian Real, Strike Price $4.50, Expires 02/12/16 (JPM)	(1,900,000)	(64,673)

See Notes to Schedules of Investments.	61

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Notional Amount	Value
U.S. Dollar vs. Brazilian Real, Strike Price $4.55, Expires 03/17/16 (DEUT)	$(1,100,000)	$(43,356)
U.S. Dollar vs. Brazilian Real, Strike Price $4.60, Expires 03/14/16 (CS)	(1,600,000)	(57,615)

		(563,516)

	Number of Contracts
Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $124.00, Expires 10/23/15 (GSC)	(107)	(1,672)
Euro-Bund, Strike Price $154.00, Expires 10/23/15 (MLCS)	(3)	198
Euro-Bund, Strike Price $154.00, Expires 10/23/15 (MLCS)	(6)	731
Euro-Bund, Strike Price $154.00, Expires 10/23/15 (MLCS)	(8)	171
Euro-Bund, Strike Price $154.50, Expires 10/23/15 (MLCS)	(2)	43
Euro-Bund, Strike Price $154.50, Expires 10/23/15 (MLCS)	(3)	232
Euro-Bund, Strike Price $154.50, Expires 10/23/15 (MLCS)	(6)	865
Euro-Bund, Strike Price $154.50, Expires 10/23/15 (MLCS)	(6)	262
Long U.S. Treasury Bond, Strike Price $148.00, Expires 10/23/15 (MLCS)	(27)	(1,687)
Long U.S. Treasury Bond, Strike Price $149.00, Expires 10/23/15 (MLCS)	(13)	(1,016)

	Notional Amount
U.S. Dollar vs. Brazilian Real, Strike Price $3.79, Expires 10/28/15 (CS)	$(1,400,000)	(13,668)

		(15,541)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price 1.90%, Expires 10/29/15 (DEUT)	(320,000,000)	(6,325)
3-Month LIBOR, Strike Price 2.00%, Expires 11/30/15 (MSCS)	(320,000,000)	(9,264)
3-Month LIBOR, Strike Price 2.16%, Expires 12/14/15 (GSC)	(440,000,000)	(8,490)
3-Month LIBOR, Strike Price 2.20%, Expires 12/11/15 (DEUT)	(310,000,000)	(4,750)
3-Month LIBOR, Strike Price 2.30%, Expires 11/30/15 (MSCS)	(320,000,000)	(12,528)
3-Month LIBOR, Strike Price 2.50%, Expires 05/12/16 (MSCS)	(1,580,000,000)	(9,679)
3-Month LIBOR, Strike Price 2.50%, Expires 05/23/16 (MSCS)	(3,680,000,000)	(24,623)
3-Month LIBOR, Strike Price 2.80%, Expires 08/20/18 (GSC)	(230,000,000)	(43,357)
3-Month LIBOR, Strike Price 2.80%, Expires 08/20/18 (MSCS)	(710,000,000)	(133,841)

		(252,857)

Total Written Options (Premiums received $(922,570))		(831,914)

	Par
SECURITIES SOLD SHORT — (1.2)%
U.S. Treasury Notes
1.63%, 08/15/22	$(8,100,000)	(8,033,079)
2.75%, 11/15/23	(900,000)	(958,429)
2.13%, 05/15/25	(1,900,000)	(1,911,801)

Total Securities Sold Short (Proceeds $(10,812,936))		(10,903,309)

TBA SALE COMMITMENTS — (1.1)%
Federal National Mortgage Association
3.00%, 10/01/42	(5,000,000)	(5,067,187)
Government National Mortgage Association
3.50%, 10/20/42	(4,000,000)	(4,191,093)

Total TBA Sale Commitments (Cost $(9,172,813))		(9,258,280)

Liabilities in Excess of Other Assets — (20.6)%		(184,154,095)

NET ASSETS — 100.0%		$892,348,502

62	See Notes to Schedules of Investments.

Swap agreements outstanding at September 30, 2015:

Maturity Date	Reference Obligation	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	950,000	$(1,502)	CITI	$(1,502)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	430,000	(1,523)	CITI	322
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	250,000	(395)	CITI	843
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	220,000	(779)	CITI	230
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	210,000	(332)	CITI	765
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	190,000	(672)	CITI	(321)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	190,000	(672)	CITI	(226)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	180,000	(637)	CITI	(330)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	140,000	(495)	CITI	41
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	130,000	(460)	CITI	(306)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	120,000	(186)	CITI	382
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	120,000	(186)	CITI	392
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	120,000	(190)	CITI	964
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	120,000	(425)	CITI	(268)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	120,000	(425)	JPM	(149)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	80,000	(124)	CITI	787
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	80,000	(283)	CITI	(57)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	60,000	(93)	CITI	193
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	60,000	(95)	CITI	186
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	60,000	(212)	JPM	(55)
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	50,000	(79)	CITI	178
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	30,000	(47)	BOA	87
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	20,000	(32)	BOA	67
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	20,000	(71)	CITI	19
06/20/19	Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	USD	10,000	(16)	JPM	30
09/20/20	Credit Suisse, Inc., 6.50%, due 01/15/12	(1.00)%	USD	300,000	(6,255)	GSC	(10,100)

					$(16,186)		$(7,828)

See Notes to Schedules of Investments.	63

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Maturity Date	Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
05/20/17	Federated Republic of Brazil, 12.50% due 03/06/30	0.00%	(1.04)%	USD	1,000,000	$(39,985)	DEUT	$(39,985)
09/20/17	GMAC LLC, 6.88% due 08/28/17	0.99%	(3.53)%	USD	2,300,000	97,237	DEUT	97,237
12/20/18	Goldman Sachs Group, Inc., 5.95% due 01/18/18	0.66%	(1.00)%	USD	700,000	7,729	MSCS	2,299

						$64,981		$59,551

Maturity Date	Reference Obligation	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
12/20/15	Dow Jones CDX.NA.HY15 Index	(5.00)%	USD	2,002,000	$(20,996)	CME	$(62,287)

Maturity Date	Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
06/20/16	Dow Jones CDX.NA.IG16 Index	0.26%	1.00%	USD	4,825,000	$27,591	JPM	$24,673
06/20/16	Dow Jones CDX.NA.IG16 Index	0.26%	1.00%	USD	3,000,000	17,155	BOA	16,172
06/20/20	Dow Jones CDX.NA.IG24 Index	0.88%	1.00%	USD	9,200,000	52,699	UBS	(74,063)
12/20/20	Dow Jones CDX.NA.IG25 Index	0.93%	1.00%	USD	500,000	1,980	ICE	(195)
12/20/20	Dow Jones iTraxx Index	0.90%	1.00%	EUR	2,500,000	14,343	CME	(16,411)

						$113,768		$(49,824)

Maturity Date	Reference Obligation	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
06/17/16	U.S. Federal Funds Rate	(0.50)%	USD	6,700,000	$(11,449)	CME	$(4,146)
07/01/16	Brazil CETIP Interbank Deposit	15.51%	BRL	45,000,000	10,028	BNP	10,195
01/02/17	Brazil CETIP Interbank Deposit	15.70%	BRL	31,700,000	10,938	HKSB	12,376
01/02/17	Brazil CETIP Interbank Deposit	12.27%	BRL	20,000	(132)	DEUT	(132)
01/02/17	Brazil CETIP Interbank Deposit	12.65%	BRL	10,000	(44)	DEUT	(44)
03/07/17	3-Month KORIBOR	2.88%	KRW	706,340,000	12,196	MLCS	12,196
10/06/17	6-Month LIBOR	(1.84)%	GBP	10,000,000	(267,052)	CME	(94,962)
10/15/17	3-Month KORIBOR	2.53%	KRW	3,619,650,000	49,323	DEUT	49,323
10/28/17	3-Month KORIBOR	2.17%	KRW	382,410,000	4,748	CITI	4,748
12/14/17	3-Month LIBOR	(1.75)%	USD	16,600,000	(103,455)	CME	(103,455)
12/16/17	3-Month LIBOR	(1.50)%	USD	8,000,000	(101,709)	LCH	(23,750)
12/16/17	6-Month LIBOR	(1.50)%	GBP	6,700,000	(99,324)	CME	(84,332)
11/14/18	3-Month KLIBOR	(3.88)%	MYR	860,000	1,446	DEUT	1,446
11/19/18	3-Month KLIBOR	(3.92)%	MYR	960,000	1,369	MLCS	1,369
12/11/18	3-Month KLIBOR	(3.97)%	MYR	1,570,000	1,693	JPM	1,693
12/16/19	3-Month LIBOR	(2.00)%	USD	3,500,000	(96,264)	CME	(80,139)
02/05/20	MXN-TIIE-Banxico	5.27%	MXN	270,500,000	27,944	CME	36,162

64	See Notes to Schedules of Investments.

Maturity Date	Reference Obligation	Fixed Deal (Pay) Rate	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
06/02/20	3-Month LIBOR	5.62%	MXN	12,200,000	$10,110	CME	$4,297
07/27/20	MXN-TIIE-Banxico	6.96%	MXN	17,700,000	73,678	CME	3,977
09/22/20	MXN-TIIE-Banxico	5.50%	MXN	14,800,000	2,757	CME	2,757
12/16/20	3-Month LIBOR	(2.00)%	USD	13,600,000	(343,204)	CS	(402,248)
12/16/20	3-Month LIBOR	(2.00)%	USD	3,000,000	(75,707)	LCH	(35,477)
06/24/21	3-Month LIBOR	2.92%	USD	9,400,000	119,500	BOA	128,904
09/21/21	MXN-TIIE-Banxico	6.07%	MXN	5,400,000	6,989	CME	6,989
11/17/21	MXN-TIIE-Banxico	5.43%	MXN	30,100,000	(26,639)	CME	(15,147)
06/07/22	MXN-TIIE-Banxico	6.00%	MXN	40,800,000	21,641	CME	(6,359)
07/13/22	MXN-TIIE-Banxico	5.94%	MXN	14,800,000	3,292	CME	3,292
09/02/22	3-Month LIBOR	2.81%	USD	11,820,000	62,310	LCH	56,766
09/02/22	MXN-TIIE-Banxico	5.50%	MXN	46,400,000	(53,503)	CME	32,167
09/16/22	MXN-TIIE-Banxico	5.97%	MXN	46,600,000	7,501	CME	7,501
12/16/22	3-Month LIBOR	(2.25)%	USD	106,300,000	(3,352,554)	CS	(4,235,199)
12/16/22	3-Month LIBOR	(2.25)%	USD	4,700,000	(148,231)	LCH	(77,460)
08/08/23	3-Month KORIBOR	(3.45)%	KRW	1,328,210,000	(142,435)	MLCS	(142,435)
08/14/23	3-Month KLIBOR	(4.49)%	MYR	220,000	51	DEUT	51
08/16/23	3-Month KORIBOR	(3.49)%	KRW	185,320,000	(20,198)	MLCS	(20,198)
08/19/23	3-Month KORIBOR	(3.56)%	KRW	228,920,000	(26,221)	JPM	(26,226)
09/26/23	3-Month KLIBOR	(4.33)%	MYR	370,000	1,233	JPM	1,233
11/15/23	3-Month KLIBOR	(4.45)%	MYR	600,000	663	CITI	663
12/23/23	3-Month KORIBOR	(3.47)%	KRW	239,520,000	(26,381)	MLCS	(26,381)
01/08/24	3-Month KORIBOR	(3.47)%	KRW	172,160,000	(19,520)	JPM	(19,520)
01/15/24	3-Month KORIBOR	(3.45)%	KRW	71,390,000	(7,997)	JPM	(7,997)
11/13/24	6-Month LIBOR	(2.45)%	GBP	1,200,000	(105,314)	CME	(105,223)
06/05/25	MXN-TIIE-Banxico	6.53%	MXN	42,400,000	38,351	CME	5,789
08/05/25	3-Month LIBOR	(2.35)%	USD	4,000,000	(127,877)	CME	(127,877)
12/16/25	3-Month LIBOR	(2.50)%	USD	2,400,000	(95,407)	LCH	(53,299)
12/16/25	3-Month LIBOR	(2.50)%	USD	2,000,000	(79,506)	CS	(109,851)
06/24/29	3-Month LIBOR	(3.22)%	USD	2,400,000	(100,952)	BOA	(116,064)
11/29/29	MXN-TIIE-Banxico	6.77%	MXN	23,400,000	(1,801)	CME	(1,801)
01/14/30	United Kingdom Retail Price Index	3.14%	GBP	1,410,000	21,453	GSC	21,453
09/02/30	3-Month LIBOR	(3.00)%	USD	2,770,000	(40,400)	LCH	(51,954)
12/16/30	3-Month LIBOR	2.50%	USD	3,000,000	64,941	LCH	87,503
12/18/43	3-Month LIBOR	(3.00)%	USD	2,700,000	(290,538)	MLCS	(735,624)
12/15/44	United Kingdom Retail Price Index	(3.53)%	GBP	100,000	15,690	CS	14,879
12/15/44	United Kingdom Retail Price Index	3.45%	GBP	100,000	6,120	CS	6,470
12/16/45	3-Month LIBOR	(2.75)%	USD	24,100,000	(1,011,664)	CS	(1,996,707)
12/16/45	3-Month LIBOR	(2.75)%	USD	3,100,000	(130,131)	CS	(312,442)

					$(6,329,644)		$(8,502,250)

Maturity Date	Fixed Deal Rate	Notional Amount of Currency Received	Currency	Fixed Deal (Pay) Rate	Notional Amount of Currency Delivered	Currency	Market Value	Counter- party	Unrealized Appreciation (Depreciation)
Cross Currency Swap
12/16/25	3-Month EURIBOR	5,900,000	USD	1.00%	6,431,000	EUR	$250,572	CITI	$265,599

Total Swap agreements outstanding at September 30, 2015							$(5,937,505)		$(8,297,039)

See Notes to Schedules of Investments.	65

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$13,203,157	$—	$13,203,157	$—
Asset-Backed Securities	42,440,313	—	32,090,913	10,349,400
Commercial Paper	1,500,019	—	1,500,019	—
Corporate Bonds	195,969,400	—	195,969,217	183
Foreign Bonds:
Australia	5,361,935	—	5,361,935	—
Austria	237,375	—	237,375	—
Belgium	876,440	—	876,440	—
Bermuda	696,061	—	696,061	—
Brazil	1,554,960	—	1,554,960	—
Canada	3,058,419	—	3,058,419	—
Cayman Islands	1,106,671	—	1,106,671	—
Chile	2,020,163	—	2,020,163	—
China	701,284	—	701,284	—
Colombia	1,601,221	—	1,601,221	—
Costa Rica	177,500	—	177,500	—
Croatia (Hrvatska)	205,500	—	205,500	—
Dominican Republic	397,731	—	363,594	34,137
France	10,163,986	—	10,163,986	—
Germany	2,104,563	—	2,104,563	—
Greece	757,322	—	757,322	—
Guernsey	1,414,684	—	1,414,684	—
Iceland	15	—	—	15
India	529,584	—	529,584	—
Indonesia	915,749	—	915,749	—
Ireland	3,312,504	—	3,312,504	—
Israel	2,341,086	—	2,341,086	—
Italy	12,643,262	—	12,643,262	—
Japan	823,522	—	823,522	—
Jersey	540,584	—	540,584	—
Jordan	1,248,396	—	1,248,396	—
Luxembourg	975,875	—	975,875	—
Mexico	15,400,698	—	15,400,698	—
Morocco & Antilles	423,000	—	423,000	—
Netherlands	11,656,650	—	11,656,650	—
New Zealand	220,095	—	220,095	—
Norway	500,658	—	500,658	—
Peru	583,575	—	583,575	—
Poland	6,239,830	—	6,239,830	—
Russia	952,514	—	952,514	—
South Africa	918,050	—	918,050	—
South Korea	3,486,591	—	3,486,591	—
Spain	292,304	—	292,304	—
Supranational	398,599	—	398,599	—
Sweden	1,593,640	—	1,593,640	—
Switzerland	7,689,828	—	7,689,828	—
Turkey	2,996,096	—	1,471,713	1,524,383
United Kingdom	12,591,374	—	12,591,374	—
Virgin Islands (British)	4,215,158	—	4,215,158	—

66	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Government Inflation-Linked Bond	$1,189,867	$—	$—	$1,189,867
Loan Agreements	2,743,243	—	2,743,243	—
Money Market Funds	72,466,333	72,466,333	—	—
Mortgage-Backed Securities	377,390,444	—	367,188,929	10,201,515
Municipal Bonds	13,234,603	—	13,234,603	—
Preferred Stock	609,631	609,631	—	—
Purchased Options	298,037	45,223	252,814	—
Repurchase Agreements	36,800,000	—	36,800,000	—
U.S. Treasury Obligations	213,726,001	—	213,726,001	—

Total Assets — Investments in Securities	$1,097,496,100	$73,121,187	$1,001,075,413	$23,299,500

Other Financial Instruments***
Forward Foreign Currency Contracts	$893,274	$—	$893,274	$—

Total Assets — Other Financial Instruments	$893,274	$—	$893,274	$—

Liabilities:
Investments in Securities:
Securities Sold Short	$(10,903,309)	$—	$(10,903,309)	$—
TBA Sale Commitments	(9,258,280)	—	(9,258,280)	—
Written Options	(831,914)	(310,579)	(521,335)	—

Total Liabilities — Investments in Securities	$(20,993,503)	$(310,579)	$(20,682,924)	$—

Other Financial Instruments***
Futures Contracts	$(2,142,752)	$(2,142,752)	$—	$—
Swap Agreements	(5,937,505)	—	(5,937,505)	—

Total Liabilities — Other Financial Instruments	$(8,080,257)	$(2,142,752)	$(5,937,505)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, foreign government inflation-linked note and mortgage-backed securities are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

See Notes to Schedules of Investments.	67

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Foreign Government Inflation- Linked Note	Mortgage-Backed Securities
Balance, 12/31/14	$12,902,321	$2,138,585	$1,259,902	$211,147	$1,903,946	$7,388,741
Accrued discounts/premiums	5,317	12,100	(2,522)	977	(322)	(4,916)
Realized gain (loss)	1,957,185	65,616	(2,593)	1,887,202	—	6,960
Change in unrealized appreciation (depreciation)	(886,454)	35,523	(102,440)	(51,372)	(713,757)	(54,408)
Purchases	16,945,366	9,627,907	—	1,646,813	—	5,670,646
Sales	(3,941,890)	(1,518,739)	(86,896)	(36,530)	—	(2,299,725)
Transfers in to Level 3(1)	183	—	183	—	—	—
Transfers out of Level 3(2)	(1,051,661)	—	(1,051,661)	—	—	—
Maturities	(2,099,702)	—	—	(2,099,702)	—	—
Paydowns	(531,165)	(11,592)	(13,790)	—	—	(505,783)

Balance, 09/30/15	$23,299,500	$10,349,400	$183	$1,558,535	$1,189,867	$10,201,515

(1)

Transfers in to Level 3 represent the value of securities at September 30, 2015 that were transferred from Level 1 and Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(2)

Transfers out of Level 3 represent the value of securities at September 30, 2015 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

68	See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY — 1.2%
Citibank Credit Card Issuance Trust Series 2007-A3
6.15%, 06/15/39
(Cost $3,047,052)	$2,300,000	$3,102,111

CORPORATE BONDS — 55.1%
21st Century Fox America, Inc.
4.75%, 09/15/44Δ	1,847,000	1,825,235
AbbVie, Inc.
4.70%, 05/14/45	1,154,000	1,124,056
AES Corporation
4.88%, 05/15/23	145,000	127,962
Aflac, Inc.
6.45%, 08/15/40	3,705,000	4,574,452
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	105,000	104,344
Alcoa, Inc.
5.87%, 02/23/22	10,000	10,350
6.75%, 01/15/28Δ	235,000	243,225
5.95%, 02/01/37	85,000	76,925
Ally Financial, Inc.
8.00%, 11/01/31	177,000	205,708
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	469,130	520,935
American International Group, Inc.
4.38%, 01/15/55Δ	3,170,000	2,898,160
Andarko Holding Co.
7.15%, 05/15/28	250,000	288,768
Antero Resources Corporation
5.38%, 11/01/21	125,000	110,625
Anthem, Inc.
6.38%, 06/15/37Δ	1,208,000	1,452,300
Apple, Inc.
4.38%, 05/13/45	676,000	670,906
AT&T, Inc.
4.50%, 05/15/35	529,000	485,463
4.30%, 12/15/42	1,242,000	1,071,331
4.35%, 06/15/45	1,120,000	965,065
4.75%, 05/15/46	3,279,000	3,016,136
Bank of America Corporation
6.11%, 01/29/37	900,000	1,038,463
Bank of America NA
6.00%, 10/15/36	4,250,000	5,115,610
Barrick North America Finance LLC
5.70%, 05/30/41	2,582,000	2,091,281
BorgWarner, Inc.
4.38%, 03/15/45	249,000	224,305
Brocade Communications Systems, Inc.
1.38%, 01/01/20 CONV 144AΔ	75,000	73,641
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.85%, 06/01/34Δ	942,217	970,456
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	879,000	822,328
California Institute of Technology
4.70%, 11/01/11	3,030,000	2,982,699
CBS Corporation
4.60%, 01/15/45	1,000,000	883,578
CenturyLink, Inc.
6.45%, 06/15/21Δ	260,000	239,200
6.88%, 01/15/28	65,000	53,950
7.65%, 03/15/42	295,000	227,150
Chesapeake Energy Corporation
6.63%, 08/15/20Δ	25,000	18,703
6.88%, 11/15/20	15,000	11,100
4.88%, 04/15/22Δ	70,000	46,025
5.75%, 03/15/23	20,000	13,144
2.50%, 05/15/37 CONV	275,000	237,875
2.25%, 12/15/38 CONV	50,000	35,750
Ciena Corporation
3.75%, 10/15/18 CONV 144AΔ	155,000	194,622
Citigroup, Inc.
8.13%, 07/15/39	3,584,000	5,170,382
Cliffs Natural Resources, Inc.
4.80%, 10/01/20Δ	40,000	12,400
4.88%, 04/01/21	25,000	7,750
6.25%, 10/01/40Δ	75,000	22,125
Comcast Corporation
4.20%, 08/15/34	2,000,000	1,976,570
4.50%, 01/15/43	1,460,000	1,478,107
ConocoPhillips Co.
4.30%, 11/15/44Δ	1,983,000	1,881,887
Continental Airlines 1999-2 Class B Pass-Through Trust
7.57%, 09/15/21	25,620	26,165
Continental Resources, Inc.
4.50%, 04/15/23	5,000	4,349
3.80%, 06/01/24Δ	70,000	56,877
Corning, Inc.
7.25%, 08/15/36	850,000	1,042,327
Cummins, Inc.
5.65%, 03/01/98	1,620,000	1,736,050
CVS Health Corporation
5.13%, 07/20/45	240,000	258,997
Darden Restaurants, Inc.
6.00%, 08/15/35Δ	990,000	997,331
DCP Midstream LLC
6.45%, 11/03/36 144A	490,000	427,488
Devon Energy Corporation
5.00%, 06/15/45	970,000	882,068
Dillard’s, Inc.
7.00%, 12/01/28	500,000	568,009
Dow Chemical Co.
9.40%, 05/15/39	920,000	1,353,816
DPL, Inc.
6.75%, 10/01/19	173,000	179,487
Enterprise Products Operating LLC
5.10%, 02/15/45	595,000	545,075
4.95%, 10/15/54	515,000	443,611
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	1,192,500
Ford Motor Co.
6.63%, 10/01/28	680,000	797,658
6.38%, 02/01/29	1,255,000	1,402,815
Freeport-McMoRan, Inc.
5.45%, 03/15/43	145,000	101,500

See Notes to Schedules of Investments.	69

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
FTS International, Inc.
6.25%, 05/01/22Δ	$90,000	$28,350
General Electric Capital Corporation
6.75%, 03/15/32	2,000,000	2,712,776
6.15%, 08/07/37	3,000,000	3,916,677
5.88%, 01/14/38	150,000	187,440
General Motors Financial Co., Inc.
3.45%, 04/10/22	130,000	125,225
Genworth Holdings, Inc.
4.90%, 08/15/23	115,000	89,988
4.80%, 02/15/24Δ	45,000	33,862
6.50%, 06/15/34	50,000	39,250
Global Marine, Inc.
7.00%, 06/01/28Δ	20,000	11,550
Goldman Sachs Group, Inc.
6.75%, 10/01/37	500,000	598,297
HCA, Inc.
7.58%, 09/15/25	1,000,000	1,105,000
7.05%, 12/01/27	500,000	522,500
Home Depot, Inc.
4.25%, 04/01/46	2,098,000	2,118,460
HSBC Bank USA NA
7.00%, 01/15/39	3,498,000	4,502,059
Intel Corporation
3.25%, 08/01/39 CONV	1,155,000	1,744,778
International Paper Co.
8.70%, 06/15/38	2,643,000	3,562,872
iStar, Inc.
7.13%, 02/15/18Δ	180,000	184,725
Jefferies Group LLC
6.45%, 06/08/27	50,000	52,087
3.88%, 11/01/29 CONV	65,000	66,300
6.25%, 01/15/36	185,000	175,446
6.50%, 01/20/43	1,990,000	1,895,099
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	385,000	250,641
5.60%, 07/15/41	2,547,000	2,921,142
4.95%, 06/01/45	1,912,000	1,925,181
KB Home
1.38%, 02/01/19 CONV	95,000	88,706
Kinder Morgan Energy Partners LP
5.80%, 03/15/35Δ	280,000	251,585
Kinder Morgan, Inc.
5.55%, 06/01/45Δ	2,218,000	1,848,381
Kraft Foods Group, Inc.
6.88%, 01/26/39	267,000	332,969
6.50%, 02/09/40	1,000,000	1,202,791
Kraft Heinz Foods Co.
5.20%, 07/15/45 144A	655,000	696,349
Level 3 Communications, Inc.
5.75%, 12/01/22Δ	65,000	63,784
Level 3 Financing, Inc.
5.63%, 02/01/23Δ	430,000	422,475
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,639,945
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37Δ	240,000	266,576
Marathon Petroleum Corporation
5.00%, 09/15/54	1,241,000	1,088,747
Masco Corporation
7.75%, 08/01/29	275,000	308,688
6.50%, 08/15/32	55,000	56,650
Mead Corporation
7.55%, 03/01/47@	515,000	654,907
Medtronic, Inc.
4.63%, 03/15/45	1,852,000	1,914,242
MetLife, Inc.
5.88%, 02/06/41	500,000	604,037
6.40%, 12/15/66	310,000	338,675
Microchip Technology, Inc.
1.63%, 02/15/25 CONV 144A	40,000	38,475
Monsanto Co.
4.70%, 07/15/64	537,000	464,127
Morgan Stanley
4.75%, 11/16/18(A)	295,000	215,036
3.13%, 08/05/21(C)	235,000	180,580
4.10%, 05/22/23	300,000	304,129
6.25%, 08/09/26	600,000	721,967
4.35%, 09/08/26	410,000	413,001
4.30%, 01/27/45	1,092,000	1,040,343
Motorola Solutions, Inc.
6.63%, 11/15/37	46,000	48,291
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	128,309
Navient Corporation
5.00%, 06/15/18Δ	335,000	320,762
5.88%, 10/25/24Δ	30,000	23,625
5.63%, 08/01/33@	1,460,000	945,350
New Albertsons, Inc.
7.45%, 08/01/29	55,000	54,175
8.70%, 05/01/30	25,000	25,375
8.00%, 05/01/31	295,000	290,575
Newell Rubbermaid, Inc.
4.00%, 12/01/24	200,000	203,700
Noble Energy, Inc.
5.05%, 11/15/44Δ	1,016,000	882,956
Old Republic International Corporation
3.75%, 03/15/18 CONVΔ	2,255,000	2,615,800
4.88%, 10/01/24	230,000	241,983
ON Semiconductor Corporation
1.00%, 12/01/20 CONV 144A	20,000	18,712
Owens Corning
7.00%, 12/01/36	2,360,000	2,772,410
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,363,083
Phillips 66
4.65%, 11/15/34	1,271,000	1,241,119
4.88%, 11/15/44	1,000,000	960,577
Phillips 66 Partners LP
4.68%, 02/15/45	417,000	344,567
Priceline Group, Inc.
0.90%, 09/15/21 CONV 144AΔ	110,000	108,419
Prudential Financial, Inc.
6.63%, 06/21/40	3,912,000	4,962,474
5.63%, 05/12/41	987,000	1,117,914
PulteGroup, Inc.
6.38%, 05/15/33Δ	1,000,000	1,032,500
Quicken Loans, Inc.
5.75%, 05/01/25 144A	125,000	117,812

70	See Notes to Schedules of Investments.

	Par	Value
Qwest Corporation
7.25%, 09/15/25	$490,000	$547,645
6.88%, 09/15/33Δ	2,250,000	2,177,924
RPM International, Inc.
2.25%, 12/15/20 CONV	22,000	24,626
Sealed Air Corporation
4.88%, 12/01/22 144A	10,000	9,888
Sempra Energy
6.00%, 10/15/39	991,000	1,159,673
SM Energy Co.
5.00%, 01/15/24	15,000	12,769
Sprint Capital Corporation
6.88%, 11/15/28	1,025,000	738,000
8.75%, 03/15/32	20,000	15,600
Sprint Communications, Inc.
6.00%, 11/15/22	40,000	30,200
Sprint Corporation
7.13%, 06/15/24	15,000	11,581
Tenet Healthcare Corporation
5.00%, 03/01/19 144AΔ	225,000	218,531
Textron, Inc.
6.63%, 04/07/20(U)	160,000	275,634
Time Warner Cable, Inc.
4.50%, 09/15/42Δ	45,000	35,703
Time Warner, Inc.
4.85%, 07/15/45	439,000	432,521
Toro Co.
6.63%, 05/01/37@	300,000	347,146
Tyson Foods, Inc.
5.15%, 08/15/44Δ	895,000	942,490
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	115,000	117,012
United States Steel Corporation
6.65%, 06/01/37Δ	95,000	67,972
University of Pennsylvania
4.67%, 09/01/12	3,370,000	3,256,043
University of Southern California
5.25%, 10/01/11	2,779,000	3,260,523
US Airways 2012-1 Class A Pass-Through Trust
5.90%, 04/01/26	396,571	438,706
Verizon Communications, Inc.
6.00%, 04/01/41	2,593,000	2,838,588
4.86%, 08/21/46	717,000	674,939
5.01%, 08/21/54	491,000	448,686
4.67%, 03/15/55	580,000	501,496
Verizon Maryland LLC
5.13%, 06/15/33Δ	150,000	150,750
Wells Fargo & Co.
5.61%, 01/15/44	4,912,000	5,507,182
Weyerhaeuser Co.
6.88%, 12/15/33	580,000	692,805

Total Corporate Bonds (Cost $137,342,205)		147,299,161

FOREIGN BONDS — 18.7%
Australia — 2.9%
Barrick PD Australia Finance Proprietary, Ltd.
5.95%, 10/15/39	2,870,000	2,389,754
BHP Billiton Finance (USA), Ltd.
5.00%, 09/30/43	1,846,000	1,874,189
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	730,000	559,356
3.50%, 03/20/19(A)	60,000	44,083
Rio Tinto Finance USA, Ltd.
5.20%, 11/02/40	2,946,000	2,862,637

		7,730,019

Brazil — 0.2%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	519,076

Canada — 4.0%
Bombardier, Inc.
6.00%, 10/15/22 144AΔ	745,000	556,888
Canadian Government Bond Residual Strip
1.49%, 06/01/25(C)Ω†	3,685,000	2,393,966
Glencore Finance Canada, Ltd.
6.00%, 11/15/41 144A	1,979,000	1,389,019
Ontario Generic Residual STRIP
3.07%, 03/08/29(C)Ω†	4,600,000	2,288,280
Saskatchewan Residual STRIP
2.06%, 02/04/22(C)Ω†	3,000,000	1,980,022
Talisman Energy, Inc.
6.25%, 02/01/38	450,000	384,824
TransCanada PipeLines, Ltd.
6.20%, 10/15/37	1,541,000	1,707,762

		10,700,761

Cayman Islands — 0.1%
Transocean, Inc.
6.50%, 11/15/20Δ	5,000	3,850
6.88%, 12/15/21Δ	40,000	29,937
4.30%, 10/15/22Δ	205,000	127,612
6.80%, 03/15/38Δ	20,000	12,500

		173,899

Ireland — 0.1%
eircom Finance, Ltd.
9.25%, 05/15/20 144A(E)	200,000	240,469

Italy — 0.6%
Telecom Italia Capital SA
6.38%, 11/15/33	755,000	726,688
6.00%, 09/30/34	1,010,000	939,300

		1,665,988

Luxembourg — 0.7%
ArcelorMittal
7.75%, 10/15/39	215,000	176,300
7.50%, 03/01/41Δ	975,000	789,750
Tyco International Finance SA
5.13%, 09/14/45Δ	916,000	961,508

		1,927,558

Malaysia — 0.1%
Telekom Malaysia Bhd
7.88%, 08/01/25 144A	225,000	294,040

Mexico — 1.1%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	147,326
8.46%, 12/18/36(M)	12,000,000	687,346

See Notes to Schedules of Investments.	71

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Mexican Bonos
8.00%, 12/07/23(M)	$21,300,000	$1,422,394
10.00%, 12/05/24(M)	3,500,000	264,257
7.50%, 06/03/27(M)	3,500,000	226,403
8.50%, 05/31/29(M)	500,000	34,977
7.75%, 05/29/31(M)	1,000,000	65,845

		2,848,548

Netherlands — 2.8%
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
4.63%, 12/01/23	2,996,000	3,100,689
5.25%, 05/24/41	1,023,000	1,148,118
Enel Finance International NV
6.80%, 09/15/37 144A	100,000	125,414
6.00%, 10/07/39 144A	500,000	569,213
Koninklijke Philips NV
6.88%, 03/11/38	2,000,000	2,364,244
Petrobras Global Finance BV
5.63%, 05/20/43Δ	120,000	73,500

		7,381,178

New Zealand — 0.2%
New Zealand Government Bond
5.00%, 03/15/19(Z)	945,000	651,510

Norway — 0.4%
Norway Government Bond
4.25%, 05/19/17(K)	7,670,000	955,529
4.50%, 05/22/19(K)	265,000	35,431
3.75%, 05/25/21(K)	196,000	26,520

		1,017,480

Spain — 0.8%
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	82,735
7.05%, 06/20/36	1,720,000	2,022,942

		2,105,677

Supranational — 0.8%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,115,000	2,117,715

United Kingdom — 3.9%
Barclays PLC
5.25%, 08/17/45	1,494,000	1,511,460
Ensco PLC
5.75%, 10/01/44Δ	2,434,000	1,688,573
HBOS PLC
6.00%, 11/01/33 144A	925,000	1,032,126
Rio Tinto Finance USA PLC
4.13%, 08/21/42	1,548,000	1,334,857
Standard Chartered PLC
5.20%, 01/26/24 144AΔ	2,514,000	2,515,652
5.70%, 03/26/44 144A	2,492,000	2,414,322

		10,496,990

Total Foreign Bonds (Cost $52,979,284)		49,870,908

MUNICIPAL BONDS — 2.1%
State of Illinois, General Obligation
5.10%, 06/01/33	635,000	595,503
State of Illinois, General Obligation, Series B
5.52%, 04/01/38	425,000	377,855
University of California, Revenue Bond, Series AD
4.86%, 05/15/12	4,912,000	4,668,610

Total Municipal Bonds (Cost $5,829,867)		5,641,968

U.S. TREASURY OBLIGATIONS — 18.2%
U.S. Treasury Bonds
2.75%, 11/15/42Δ	1,200,000	1,168,719
2.88%, 05/15/43Δ	1,345,000	1,341,129
3.63%, 02/15/44	2,071,600	2,382,866
3.13%, 08/15/44Δ	22,163,000	23,202,334
3.00%, 11/15/44Δ	4,506,400	4,602,981
3.00%, 05/15/45	8,585,100	8,787,880

		41,485,909

U.S. Treasury Note
2.13%, 05/15/25Δ	7,000,000	7,043,477

Total U.S. Treasury Obligations (Cost $48,603,381)		48,529,386

	Shares
PREFERRED STOCKS — 0.1%
Alcoa, Inc.,
5.38%, 10/01/17 CONV	1,660	55,444
Ally Financial, Inc.,
7.00%, 12/31/49 144A	41	41,129
Chesapeake Energy Corporation,
5.00%, 12/31/49 CONVΔ	620	29,140
Chesapeake Energy Corporation,
5.75%, 12/31/49 CONV 144A	80	31,600
El Paso Energy Capital Trust I,
4.75%, 03/31/28 CONV	5,350	262,150

Total Preferred Stocks (Cost $441,832)		419,463

MONEY MARKET FUNDS — 10.0%
GuideStone Money Market Fund (Investor Class)¥	9,395,336	9,395,336
Northern Institutional Liquid Assets Portfolio§	17,327,758	17,327,758

Total Money Market Funds (Cost $26,723,094)		26,723,094

TOTAL INVESTMENTS — 105.4% (Cost $274,966,715)		281,586,091
Liabilities in Excess of Other Assets — (5.4)%		(14,325,516)

NET ASSETS — 100.0%		$267,260,575

72	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$3,102,111	$—	$3,102,111	$—
Corporate Bonds	147,299,161	—	147,299,161	—
Foreign Bonds	49,870,908	—	49,870,908	—
Money Market Funds	26,723,094	26,723,094	—	—
Municipal Bonds	5,641,968	—	5,641,968	—
Preferred Stocks	419,463	419,463	—	—
U.S. Treasury Obligations	48,529,386	—	48,529,386	—

Total Assets — Investments in Securities	$281,586,091	$27,142,557	$254,443,534	$—

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

See Notes to Schedules of Investments.	73

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Par	Value
CORPORATE BONDS — 40.7%
Acadia Healthcare Co., Inc.
5.13%, 07/01/22Δ	$110,000	$108,625
Activision Blizzard, Inc.
5.63%, 09/15/21 144A	70,000	73,850
6.13%, 09/15/23 144A	60,000	63,900
AECOM
5.75%, 10/15/22 144A	55,000	55,447
5.88%, 10/15/24 144A	245,000	247,450
AES Corporation
8.00%, 06/01/20	350,000	397,250
7.38%, 07/01/21Δ	170,000	177,225
4.88%, 05/15/23	1,710,000	1,509,075
Air Medical Merger Sub Corporation
6.38%, 05/15/23 144AΔ	200,000	182,500
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	275,000	273,281
Alcoa, Inc.
5.87%, 02/23/22	5,000	5,175
5.90%, 02/01/27Δ	825,000	800,250
6.75%, 01/15/28	1,380,000	1,428,300
5.95%, 02/01/37	65,000	58,825
Ally Financial, Inc.
5.50%, 02/15/17	70,000	71,925
8.00%, 12/31/18	104,000	113,880
3.50%, 01/27/19Δ	1,000,000	987,190
8.00%, 03/15/20	161,000	185,552
5.13%, 09/30/24Δ	920,000	911,950
8.00%, 11/01/31	345,000	400,956
American Airlines Group, Inc.
5.50%, 10/01/19 144AΔ	1,825,000	1,849,638
American Axle & Manufacturing, Inc.
6.63%, 10/15/22	150,000	151,500
Anadarko Petroleum Corporation
5.95%, 09/15/16	10,000	10,395
6.38%, 09/15/17	80,000	86,370
Antero Resources Corporation
5.38%, 11/01/21	365,000	323,025
5.13%, 12/01/22	470,000	406,550
Anthem, Inc.
6.38%, 06/15/37	221,000	265,694
Appvion, Inc.
9.00%, 06/01/20 144A	170,000	86,700
Arch Coal, Inc.
9.88%, 06/15/19	400,000	36,000
Ashtead Capital, Inc.
5.63%, 10/01/24 144AΔ	330,000	330,000
AT&T, Inc.
3.88%, 08/15/21	60,000	62,396
Atrium Windows & Doors, Inc.
7.75%, 05/01/19 144A	565,000	416,687
Atwood Oceanics, Inc.
6.50%, 02/01/20Δ	100,000	80,750
Avon Products, Inc.
8.70%, 03/15/43Δ	115,000	81,995
Ball Corporation
5.25%, 07/01/25Δ	460,000	455,110
Bank of America Corporation
5.49%, 03/15/19	100,000	110,025
4.25%, 10/22/26	100,000	99,077
6.11%, 01/29/37	1,300,000	1,500,002
6.50%, 10/29/49†Δ	920,000	939,550
5.20%, 12/29/49†Δ	300,000	280,312
Barrick North America Finance LLC
5.75%, 05/01/43	1,000,000	854,244
Baxalta, Inc.
5.25%, 06/23/45 144A	120,000	121,393
Beazer Homes USA, Inc.
7.25%, 02/01/23	50,000	46,125
Best Buy Co., Inc.
5.00%, 08/01/18Δ	3,455,000	3,662,300
Blue Cube Spinco, Inc.
10.00%, 10/15/25 144A	1,525,000	1,591,719
Blue Racer Midstream LLC
6.13%, 11/15/22 144AΔ	200,000	191,000
BreitBurn Energy Partners LP
8.63%, 10/15/20Δ	60,000	26,700
Brocade Communications Systems, Inc.
1.38%, 01/01/ 20 CONV 144A	170,000	166,919
California Resources Corporation
6.00%, 11/15/24Δ	970,000	581,394
Calpine Corporation
5.88%, 01/15/24 144AΔ	304,000	314,640
Calumet Specialty Products Partners LP
6.50%, 04/15/21	230,000	208,150
Carrizo Oil & Gas, Inc.
6.25%, 04/15/23	330,000	288,981
CBC Ammo LLC
7.25%, 11/15/21 144AΔ	350,000	322,000
CCO Holdings LLC
7.00%, 01/15/19	230,000	234,888
5.38%, 05/01/25 144AΔ	130,000	118,788
Celgene Corporation
5.00%, 08/15/45	610,000	607,389
Cemex Finance LLC
9.38%, 10/12/22	550,000	587,785
Century Intermediate Holding Co. 2 Cash coupon
9.75%, 02/15/19 PIK 144A	130,000	134,062
CenturyLink, Inc.
5.63%, 04/01/20	215,000	200,890
7.60%, 09/15/39	810,000	617,625
7.65%, 03/15/42	165,000	127,050
Chemours Co.
6.63%, 05/15/23 144AΔ	1,055,000	712,125
7.00%, 05/15/25 144AΔ	195,000	128,700
Chesapeake Energy Corporation
7.25%, 12/15/18Δ	80,000	66,200
6.63%, 08/15/20Δ	145,000	108,477
6.88%, 11/15/20	75,000	55,500
6.13%, 02/15/21Δ	655,000	459,728
4.88%, 04/15/22Δ	1,685,000	1,107,888
5.75%, 03/15/23Δ	210,000	138,009
2.50%, 05/15/37 CONV	560,000	484,400
2.25%, 12/15/38 CONV	1,560,000	1,115,400
Ciena Corporation
0.88%, 06/15/17 CONVΔ	2,090,000	2,071,712
3.75%, 10/15/18 CONV 144AΔ	415,000	521,084

74	See Notes to Schedules of Investments.

	Par	Value
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	$155,000	$145,700
CIT Group, Inc.
5.00%, 08/15/22	500,000	500,625
5.00%, 08/01/23Δ	670,000	667,488
Citigroup, Inc.
5.13%, 11/12/19(Z)	640,000	429,024
3.50%, 05/15/23	1,305,000	1,272,511
5.35%, 04/29/49†Δ	360,000	336,150
5.95%, 12/29/49†	250,000	235,938
6.30%, 12/29/49†Δ	1,330,000	1,281,322
Cleaver-Brooks, Inc.
8.75%, 12/15/19 144A	110,000	104,500
Cliffs Natural Resources, Inc.
6.25%, 10/01/40Δ	1,920,000	566,400
Cloud Peak Energy Resources LLC
6.38%, 03/15/24	60,000	33,300
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15Δ	125,000	125,757
Comcast Corporation
5.15%, 03/01/20	170,000	192,036
Communications Sales & Leasing, Inc.
8.25%, 10/15/23	410,000	352,600
Compiler Finance Sub, Inc.
7.00%, 05/01/21 144A	360,000	217,800
Concho Resources, Inc.
5.50%, 10/01/22Δ	260,000	248,950
5.50%, 04/01/23Δ	700,000	670,250
ConocoPhillips
6.50%, 02/01/39	20,000	24,241
Continental Airlines 2007-1 Class A Pass-Through Trust
5.98%, 10/19/23	440,638	487,456
Continental Airlines 2009-1 Pass-Through Trust
9.00%, 01/08/18	853,551	897,944
Continental Resources, Inc.
4.50%, 04/15/23	15,000	13,046
3.80%, 06/01/24Δ	145,000	117,816
Countrywide Financial Corporation
6.25%, 05/15/16	280,000	287,992
Crestwood Midstream Partners LP
6.00%, 12/15/20	250,000	225,625
6.13%, 03/01/22	120,000	104,484
CSC Holdings LLC
6.75%, 11/15/21	210,000	188,475
5.25%, 06/01/24Δ	140,000	110,775
CST Brands, Inc.
5.00%, 05/01/23	170,000	169,575
CTR Partnership LP
5.88%, 06/01/21Δ	500,000	512,500
Cummins, Inc.
5.65%, 03/01/98	860,000	921,607
D.R. Horton, Inc.
4.38%, 09/15/22	1,405,000	1,401,488
DaVita HealthCare Partners, Inc.
5.13%, 07/15/24Δ	90,000	88,549
Delta Air Lines 2007-1 Class B
Pass-Through Trust
8.02%, 02/10/24	57,260	64,776
Dillard’s, Inc.
7.75%, 07/15/26	890,000	1,043,834
DISH DBS Corporation
5.88%, 07/15/22	600,000	532,500
5.00%, 03/15/23	410,000	344,400
5.88%, 11/15/24	1,430,000	1,218,181
DJO Finance LLC
8.13%, 06/15/21 144A	830,000	811,325
Dollar Tree, Inc.
5.25%, 03/01/20 144AΔ	60,000	61,824
5.75%, 03/01/23 144A	60,000	62,550
DPL, Inc.
6.75%, 10/01/19	390,000	404,625
DS Services of America, Inc.
10.00%, 09/01/21 144A	265,000	304,419
Eagle Spinco, Inc.
4.63%, 02/15/21	520,000	442,010
El Paso LLC
7.75%, 01/15/32	80,000	84,299
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	90,000	107,191
8.38%, 06/15/32	75,000	84,898
Embarq Corporation
8.00%, 06/01/36	995,000	1,028,890
Enterprise Products Operating LLC
8.38%, 08/01/66†	60,000	59,175
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,328,442
ExamWorks Group, Inc.
5.63%, 04/15/23Δ	550,000	559,625
FCA US LLC
8.25%, 06/15/21	200,000	212,740
First Cash Financial Services, Inc.
6.75%, 04/01/21	40,000	40,200
First Data Corporation
12.63%, 01/15/21	320,000	364,400
FirstEnergy Corporation
7.38%, 11/15/31	185,000	223,834
Florida East Coast Holdings Corporation
6.75%, 05/01/19 144AΔ	630,000	618,975
9.75%, 05/01/20 144A	40,000	36,200
Ford Motor Co.
6.63%, 10/01/28	850,000	997,072
Freeport-McMoRan, Inc.
5.45%, 03/15/43	485,000	343,100
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/21 144AΔ	750,000	811,875
Frontier Communications Corporation
7.88%, 01/15/27	405,000	334,125
FTS International, Inc.
6.25%, 05/01/22Δ	410,000	129,150
GameStop Corporation
5.50%, 10/01/19 144AΔ	295,000	305,045
General Electric Capital Corporation
6.75%, 09/26/16(Z)	150,000	99,165
3.15%, 09/07/22	330,000	340,325

See Notes to Schedules of Investments.	75

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.75%, 03/15/32	$30,000	$40,692
6.88%, 01/10/39	560,000	785,641
General Motors Co.
6.25%, 10/02/43	840,000	896,529
General Motors Financial Co., Inc.
2.75%, 05/15/16	10,000	10,063
4.38%, 09/25/21	120,000	122,678
3.45%, 04/10/22Δ	300,000	288,981
Genesis Energy LP
6.75%, 08/01/22	120,000	113,220
6.00%, 05/15/23	230,000	203,550
Genworth Holdings, Inc.
4.90%, 08/15/23	250,000	195,625
4.80%, 02/15/24Δ	105,000	79,012
6.50%, 06/15/34	110,000	86,350
Geo Group, Inc.
5.88%, 10/15/24	100,000	101,500
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	871,462
Gilead Sciences, Inc.
4.75%, 03/01/46	590,000	594,139
Global Marine, Inc.
7.00%, 06/01/28Δ	45,000	25,988
Goldman Sachs Capital II
4.00%, 12/29/49†	1,290,000	935,250
Goldman Sachs Group, Inc.
2.90%, 07/19/18	130,000	133,427
6.75%, 10/01/37	355,000	424,791
Goodyear Tire & Rubber Co.
7.00%, 03/15/28	690,000	724,500
Guitar Center, Inc.
9.63%, 04/15/20 144AΔ	200,000	169,000
Gulfmark Offshore, Inc.
6.38%, 03/15/22Δ	220,000	132,550
Gulfport Energy Corporation
7.75%, 11/01/20	30,000	29,625
Halcon Resources Corporation
8.88%, 05/15/21	270,000	82,350
9.25%, 02/15/22	1,440,000	446,400
Hardwoods Acquisition, Inc.
7.50%, 08/01/21 144A	90,000	84,600
HCA, Inc.
7.19%, 11/15/15	205,000	206,025
7.50%, 02/15/22	500,000	566,250
7.50%, 12/15/23	770,000	862,400
8.36%, 04/15/24	90,000	104,400
5.38%, 02/01/25	370,000	367,225
7.69%, 06/15/25	815,000	908,725
7.58%, 09/15/25	715,000	790,075
7.05%, 12/01/27	20,000	20,900
7.50%, 11/06/33	205,000	218,325
7.75%, 07/15/36	120,000	128,400
Hercules Offshore, Inc.
10.25%, 04/01/19 144A#Δ	250,000	53,750
8.75%, 07/15/21 144A#	735,000	158,025
7.50%, 10/01/21 144A#	1,865,000	382,325
6.75%, 04/01/22 144A#	70,000	14,350
Hercules, Inc.
6.50%, 06/30/29	250,000	231,875
Hexion Inc
9.00%, 11/15/20Δ	185,000	111,925
Hiland Partners LP
7.25%, 10/01/20 144A	545,000	575,656
Hilton Worldwide Finance LLC
5.63%, 10/15/21	180,000	186,750
Howard Hughes Corporation
6.88%, 10/01/21 144A	140,000	142,926
IASIS Healthcare LLC
8.38%, 05/15/19	520,000	536,250
Iconix Brand Group, Inc.
1.50%, 03/15/18	185,000	147,537
Intel Corporation
2.95%, 12/15/35 CONV	580,000	705,788
3.25%, 08/01/39 CONV	460,000	694,890
International Lease Finance Corporation
3.88%, 04/15/18	10,000	10,000
6.25%, 05/15/19	75,000	80,062
4.63%, 04/15/21Δ	300,000	302,250
5.88%, 08/15/22	230,000	245,525
INVISTA Finance LLC
4.25%, 10/15/19 144A	915,000	887,550
iStar, Inc.
3.88%, 07/01/16	30,000	29,775
7.13%, 02/15/18	150,000	153,938
4.88%, 07/01/18Δ	95,000	92,269
J.C. Penney Corporation, Inc.
6.38%, 10/15/36Δ	480,000	336,000
7.63%, 03/01/97	815,000	574,575
Jefferies Finance LLC
7.50%, 04/15/21 144A	275,000	258,156
6.88%, 04/15/22 144A	200,000	183,000
Jefferies Group LLC
5.13%, 04/13/18Δ	55,000	57,804
6.88%, 04/15/21	270,000	304,147
5.13%, 01/20/23	305,000	306,063
6.45%, 06/08/27	35,000	36,461
3.88%, 11/01/29 CONV	55,000	56,100
6.25%, 01/15/36	1,135,000	1,076,386
6.50%, 01/20/43	510,000	485,679
Joseph T Ryerson & Son, Inc.
9.00%, 10/15/17	440,000	393,800
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	360,000	234,365
3.38%, 05/01/23	370,000	362,186
6.13%, 12/29/49†	260,000	260,000
JPMorgan Chase Bank NA
4.38%, 11/30/21(E)†	350,000	405,569
K Hovnanian Enterprises, Inc.
7.00%, 01/15/19 144A	115,000	84,525
8.00%, 11/01/19 144A	165,000	119,212
5.00%, 11/01/21	795,000	558,488
KB Home
1.38%, 02/01/19 CONV	315,000	294,131
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	71,931
6.95%, 01/15/38	90,000	89,433
Kraft Heinz Foods Co.
4.88%, 02/15/25 144A	196,000	209,377
5.20%, 07/15/45 144A	960,000	1,020,604
Lennar Corporation
4.75%, 11/15/22	315,000	307,377
Level 3 Communications, Inc.
5.75%, 12/01/22	150,000	147,195
Level 3 Financing, Inc.
7.00%, 06/01/20Δ	930,000	964,875

76	See Notes to Schedules of Investments.

	Par	Value
8.63%, 07/15/20Δ	$220,000	$230,450
5.63%, 02/01/23Δ	980,000	962,850
5.38%, 05/01/25 144A	5,000	4,766
Linn Energy LLC
6.50%, 05/15/19	190,000	53,200
Lstar Securities Investment
8.29%, 10/07/45+Ω†@	1,000,000	999,980
Magnum Hunter Resources Corporation
9.75%, 05/15/20	470,000	213,850
MarkWest Energy Partners LP
5.50%, 02/15/23	240,000	233,700
4.88%, 12/01/24	460,000	423,200
4.88%, 06/01/25	75,000	69,172
Masco Corporation
5.85%, 03/15/17	90,000	94,275
7.75%, 08/01/29	250,000	280,625
6.50%, 08/15/32	175,000	180,250
MBIA Insurance Corporation
11.55%, 01/15/33 144AΔ	435,000	202,275
MeadWestvaco Corporation
8.20%, 01/15/30	145,000	199,473
7.95%, 02/15/31	45,000	58,629
Meccanica Holdings USA, Inc.
6.25%, 01/15/40 144A	335,000	324,112
MedImpact Holdings, Inc.
10.50%, 02/01/18 144AΔ	290,000	307,038
Merrill Lynch & Co., Inc.
6.05%, 06/01/34@	700,000	794,445
Michael Baker International LLC
8.25%, 10/15/18 144A	100,000	95,500
Microchip Technology, Inc.
1.63%, 02/15/25 CONV 144A	105,000	100,997
Micron Technology, Inc.
5.25%, 08/01/23 144A	400,000	368,920
5.50%, 02/01/25Δ	605,000	556,600
5.63%, 01/15/26 144A	485,000	437,712
Miran Mid Atlantic Series C Pass-Through Trust
10.06%, 12/30/28Δ	769,693	792,783
Morgan Stanley
4.75%, 11/16/18(A)	275,000	200,458
5.75%, 01/25/21	205,000	233,960
3.13%, 08/05/21(C)	535,000	411,108
3.75%, 02/25/23Δ	125,000	128,153
4.10%, 05/22/23	370,000	375,092
6.25%, 08/09/26	400,000	481,312
4.35%, 09/08/26	940,000	946,880
Motorola Solutions, Inc.
6.63%, 11/15/37	105,000	110,230
Murphy Oil USA, Inc.
6.00%, 08/15/23	160,000	164,400
Murray Energy Corporation
11.25%, 04/15/21 144AΔ	710,000	376,300
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,539,703
Natural Resource Partners LP
9.13%, 10/01/18Δ	70,000	49,350
Navient Corporation
5.00%, 06/15/18	700,000	670,250
8.45%, 06/15/18	472,000	486,453
5.50%, 01/15/19	75,000	69,891
4.88%, 06/17/19Δ	220,000	200,750
8.00%, 03/25/20	600,000	576,000
5.88%, 03/25/21Δ	320,000	270,000
5.50%, 01/25/23Δ	1,720,000	1,368,466
6.13%, 03/25/24	1,480,000	1,187,700
5.88%, 10/25/24Δ	600,000	472,500
Neiman Marcus Group, Ltd. LLC
Cash coupon 8.75% or PIK
9.50%, 10/15/21 144AΔ	130,000	134,550
Neptune Finco Corporation
10.88%, 10/15/25 144A	1,070,000	1,080,700
NES Rentals Holdings, Inc.
7.88%, 05/01/18 144A	60,000	57,900
Netflix, Inc.
5.50%, 02/15/22 144AΔ	560,000	568,400
5.88%, 02/15/25 144AΔ	380,000	392,350
New Albertsons, Inc.
7.75%, 06/15/26	200,000	192,000
7.45%, 08/01/29	1,375,000	1,354,375
8.00%, 05/01/31	435,000	428,475
Newell Rubbermaid, Inc.
4.00%, 12/01/24	445,000	453,233
Newfield Exploration Co.
5.63%, 07/01/24	955,000	907,250
Newmont Mining Corporation
4.88%, 03/15/42	575,000	445,495
Nine West Holdings, Inc.
6.13%, 11/15/34Δ	130,000	48,100
NRG REMA LLC
9.68%, 07/02/26	300,000	303,000
NWH Escrow Corporation
7.50%, 08/01/21 144A	100,000	91,500
Oasis Petroleum, Inc.
7.25%, 02/01/19Δ	320,000	284,000
6.88%, 03/15/22Δ	215,000	171,420
6.88%, 01/15/23	170,000	131,750
Old Republic International Corporation
3.75%, 03/15/18 CONVΔ	1,600,000	1,856,000
4.88%, 10/01/24	520,000	547,093
ON Semiconductor Corporation
1.00%, 12/01/20 CONV 144A	55,000	51,459
Outfront Media Capital LLC
5.25%, 02/15/22	110,000	110,275
5.88%, 03/15/25Δ	170,000	172,975
Owens Corning
7.00%, 12/01/36	1,800,000	2,114,550
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/25 144AΔ	1,500,000	1,445,625
Pactiv LLC
8.38%, 04/15/27	200,000	190,000
Parker Drilling Co.
6.75%, 07/15/22Δ	80,000	62,800
Parsley Energy LLC
7.50%, 02/15/22 144AΔ	330,000	321,750
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	924,978
Pioneer Natural Resources Co.
5.88%, 07/15/16	900,000	931,054
Priceline Group, Inc.
0.90%, 09/15/21 CONV 144AΔ	390,000	384,394

See Notes to Schedules of Investments.	77

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
PulteGroup, Inc.
7.88%, 06/15/32	$1,500,000	$1,732,500
6.38%, 05/15/33	470,000	485,275
6.00%, 02/15/35	180,000	177,300
QEP Resources, Inc.
6.88%, 03/01/21	590,000	545,750
5.38%, 10/01/22	75,000	62,250
5.25%, 05/01/23Δ	1,900,000	1,597,900
Quicken Loans, Inc.
5.75%, 05/01/25 144AΔ	685,000	645,612
Quicksilver Resources, Inc.
11.00%, 07/01/21#	90,000	4,950
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	235,688
Qwest Corporation
7.25%, 09/15/25	615,000	687,350
6.88%, 09/15/33	2,500,000	2,419,915
7.25%, 10/15/35	110,000	109,187
R.R. Donnelley & Sons Co.
7.00%, 02/15/22	495,000	482,006
6.00%, 04/01/24Δ	465,000	427,800
Rain CII Carbon LLC
8.50%, 01/15/21(E)	100,000	100,846
Range Resources Corporation
5.00%, 08/15/22Δ	360,000	320,400
5.00%, 03/15/23Δ	765,000	680,372
4.88%, 05/15/25 144A	240,000	214,800
Regency Energy Partners LP
5.88%, 03/01/22	340,000	348,869
5.00%, 10/01/22	80,000	78,222
Reliance Holding USA, Inc.
4.50%, 10/19/20 144A	540,000	578,748
Resolute Forest Products, Inc.
5.88%, 05/15/23Δ	190,000	142,500
Reynolds Group Issuer, Inc.
5.75%, 10/15/20Δ	60,000	60,750
Rice Energy, Inc.
6.25%, 05/01/22Δ	160,000	143,501
7.25%, 05/01/23 144AΔ	140,000	131,950
Rock-Tenn Co.
4.00%, 03/01/23	430,000	441,941
Rovi Corporation
0.50%, 03/01/20 144A	275,000	213,469
RPM International, Inc.
2.25%, 12/15/20 CONV	47,000	52,611
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	340,000	317,050
Samson Investment Co.
9.75%, 02/15/20#	330,000	5,775
Sanchez Energy Corporation
7.75%, 06/15/21Δ	330,000	245,850
6.13%, 01/15/23Δ	330,000	222,750
Sealed Air Corporation
4.88%, 12/01/22 144A	25,000	24,719
5.50%, 09/15/25 144AΔ	555,000	564,712
Service Corporation International
7.50%, 04/01/27	75,000	85,125
ServiceMaster Co. LLC
7.45%, 08/15/27	900,000	909,000
Sidewinder Drilling, Inc.
9.75%, 11/15/19 144A@	820,000	463,300
Simmons Foods, Inc.
7.88%, 10/01/21 144A	500,000	463,125
SM Energy Co.
5.00%, 01/15/24	40,000	34,050
Southern Copper Corporation
5.25%, 11/08/42	550,000	418,819
Springleaf Finance Corporation
5.75%, 09/15/16	700,000	713,090
6.50%, 09/15/17	400,000	416,000
7.75%, 10/01/21	145,000	155,331
8.25%, 10/01/23	55,000	59,950
Sprint Capital Corporation
6.88%, 11/15/28	2,915,000	2,098,800
8.75%, 03/15/32	945,000	737,100
Sprint Corporation
7.88%, 09/15/23	510,000	414,056
7.63%, 02/15/25Δ	390,000	302,981
Steel Dynamics, Inc.
6.38%, 08/15/22Δ	400,000	395,000
Suburban Propane Partners LP
5.75%, 03/01/25Δ	350,000	333,375
Targa Resources Partners LP
5.00%, 01/15/18 144A	255,000	244,162
4.13%, 11/15/19 144A	1,125,000	1,009,688
4.25%, 11/15/23Δ	110,000	92,125
6.75%, 03/15/24 144AΔ	1,050,000	1,004,062
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	410,000	410,000
Tenet Healthcare Corporation
5.00%, 03/01/19 144AΔ	560,000	543,900
8.13%, 04/01/22Δ	370,000	394,198
6.75%, 06/15/23 144AΔ	285,000	283,931
6.88%, 11/15/31	85,000	76,925
TerraForm Power Operating LLC
5.88%, 02/01/23 144AΔ	250,000	221,875
Tesoro Logistics LP
6.25%, 10/15/22 144A	100,000	98,000
Textron, Inc.
6.63%, 04/07/20(U)	130,000	223,952
Time Warner Cable, Inc.
8.75%, 02/14/19	190,000	223,294
8.25%, 04/01/19	40,000	46,647
4.50%, 09/15/42Δ	105,000	83,307
Time Warner, Inc.
4.00%, 01/15/22	100,000	104,338
TMX Finance LLC
8.50%, 09/15/18 144AΔ	50,000	39,625
Toys “R” Us, Inc.
7.38%, 10/15/18Δ	210,000	136,369
TransDigm, Inc.
7.50%, 07/15/21	970,000	1,016,075
6.50%, 07/15/24	199,000	188,025
6.50%, 05/15/25 144AΔ	195,000	183,300
TRI Pointe Holdings, Inc.
4.38%, 06/15/19	100,000	98,000
5.88%, 06/15/24	5,000	4,900
United Air Lines 2014-2 Class B Pass Through Trust
4.63%, 03/03/24	90,000	89,662
United Airlines 2007-1 Pass-Through Trust
6.64%, 01/02/24	194,617	207,627
United Airlines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	24,566	26,360

78	See Notes to Schedules of Investments.

	Par	Value
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	$250,000	$254,375
United States Steel Corporation
6.65%, 06/01/37Δ	760,000	543,780
UnitedHealth Group, Inc.
4.75%, 07/15/45	300,000	317,457
Universal Hospital Services, Inc.
7.63%, 08/15/20Δ	380,000	358,150
US Airways 2012-1 Class A Pass-Through Trust
5.90%, 04/01/26	288,807	319,493
US Airways 2012-1 Class B Pass-Through Trust
8.00%, 04/01/21	505,925	568,533
US Airways 2012-1 Class C Pass-Through Trust
9.13%, 10/01/15	217,637	217,930
US Airways 2012-2 Class A Pass-Through Trust
4.63%, 12/03/26	233,718	245,258
Verizon Communications, Inc.
6.00%, 04/01/41	70,000	76,630
6.55%, 09/15/43	762,000	903,399
5.01%, 08/21/54	341,000	311,613
Verizon Pennsylvania LLC
6.00%, 12/01/28Δ	35,000	38,249
Wells Fargo & Co.
4.48%, 01/16/24	124,000	130,309
5.88%, 12/29/49†	700,000	717,500
West Corporation
5.38%, 07/15/22 144A	490,000	452,638
WEX, Inc.
4.75%, 02/01/23 144A	440,000	422,400
Weyerhaeuser Co.
8.50%, 01/15/25	405,000	529,194
6.95%, 10/01/27	55,000	65,996
7.38%, 03/15/32	370,000	466,256
6.88%, 12/15/33	490,000	585,301
Whiting Petroleum Corporation
6.50%, 10/01/18Δ	310,000	292,175
5.00%, 03/15/19Δ	480,000	420,000
William Lyon Homes, Inc.
7.00%, 08/15/22	90,000	92,925
Williams Cos., Inc.
7.50%, 01/15/31	60,000	52,115
Williams Partners LP
6.13%, 07/15/22Δ	150,000	152,762
Windstream Services LLC
7.75%, 10/01/21Δ	220,000	171,600
WPX Energy, Inc.
7.50%, 08/01/20Δ	160,000	147,200
8.25%, 08/01/23Δ	270,000	245,700
XPO Logistics, Inc.
7.88%, 09/01/19 144AΔ	60,000	58,725
5.75%, 06/15/21 144A(E)	250,000	244,071
6.50%, 06/15/22 144A	30,000	25,481
ZF North America Capital, Inc.
4.00%, 04/29/20 144A	150,000	143,156
4.50%, 04/29/22 144A	150,000	142,312
4.75%, 04/29/25 144A	150,000	138,000

Total Corporate Bonds (Cost $166,371,534)		160,484,903

FOREIGN BONDS — 34.4%
Australia — 0.7%
Barminco Finance Proprietary, Ltd.
9.00%, 06/01/18 144AΔ	60,000	43,950
FMG Resources August 2006 Proprietary, Ltd.
9.75%, 03/01/22 144AΔ	650,000	606,937
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	2,620,000	2,007,550
Queensland Treasury Corporation
7.13%, 09/18/17 144A(Z)	275,000	189,724

		2,848,161

Bermuda — 0.5%
Digicel Group, Ltd.
8.25%, 09/30/20Δ	550,000	511,500
Ooredoo International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	218,940
Sirius International Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,306,278

		2,036,718

Brazil — 1.4%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/17(B)	7,284,000	1,778,314
Brazilian Government International Bond
4.25%, 01/07/25Δ	2,130,000	1,866,412
Federal Republic of Brazil
10.25%, 01/10/28(B)	5,250,000	1,079,266
Oi SA
5.75%, 02/10/22 144AΔ	933,000	443,175
Telemar Norte Leste SA
5.50%, 10/23/20Δ	200,000	109,250
Vale SA
5.63%, 09/11/42Δ	275,000	189,750

		5,466,167

Canada — 4.6%
Air Canada
7.63%, 10/01/19 144A(C)	1,520,000	1,213,039
Bombardier, Inc.
6.00%, 10/15/22 144AΔ	1,645,000	1,229,638
Canadian Government Bond
1.25%, 02/01/16(C)	3,545,000	2,662,854
0.25%, 05/01/17(C)	4,720,000	3,521,378
Concordia Healthcare Corporation
7.00%, 04/15/23 144A	550,000	482,625
Methanex Corporation
5.25%, 03/01/22	75,000	79,968
New Red Finance, Inc.
6.00%, 04/01/22 144AΔ	290,000	295,075
Novelis, Inc.
8.75%, 12/15/20Δ	30,000	29,031
Ontario Generic Residual STRIP
2.22%, 07/13/22(C)Ω†	2,600,000	1,698,212
3.07%, 03/08/29(C)Ω†	2,400,000	1,193,885

See Notes to Schedules of Investments.	79

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Pacific Exploration and Production Corporation
5.38%, 01/26/19 144AΔ	$540,000	$205,200
Province of Ontario
2.10%, 09/08/18(C)	3,500,000	2,700,075
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	1,700,620
Stone Container Finance Company of Canada II Escrow
0.00%, 07/15/14+Ω†	330,000	6,600
Teine Energy, Ltd.
6.88%, 09/30/22 144AΔ	60,000	51,525
Ultra Petroleum Corporation
5.75%, 12/15/18 144AΔ	340,000	246,500
Valeant Pharmaceuticals International, Inc.
6.13%, 04/15/25 144AΔ	990,000	945,450
Whiting Canadian Holding Co. ULC
8.13%, 12/01/19	40,000	38,600

		18,300,275

Cayman Islands — 1.1%
Braskem Finance, Ltd.
5.75%, 04/15/21Δ	900,000	742,500
Odebrecht Finance, Ltd.
4.38%, 04/25/25 144AΔ	1,070,000	625,950
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/23 144AΔ	453,050	123,909
Petrobras Global Finance BV
6.88%, 01/20/40	390,000	255,450
6.75%, 01/27/41Δ	270,000	177,525
Transocean, Inc.
6.50%, 11/15/20Δ	10,000	7,700
6.88%, 12/15/21Δ	95,000	71,100
4.30%, 10/15/22Δ	430,000	267,675
6.80%, 03/15/38Δ	50,000	31,250
UPCB Finance IV, Ltd.
5.38%, 01/15/25 144A	250,000	236,250
Vale Overseas, Ltd.
6.88%, 11/21/36Δ	592,000	467,739
XLIT, Ltd.
6.38%, 11/15/24Δ	585,000	694,736
6.25%, 05/15/27Δ	640,000	764,229

		4,466,013

Chile — 0.3%
AES Gener SA
5.25%, 08/15/21 144A	420,000	440,847
Corporation Nacional del Cobre de Chile
3.88%, 11/03/21 144AΔ	420,000	418,514
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24 144A	220,000	219,625

		1,078,986

Colombia — 1.0%
Colombia Government International Bond
5.63%, 02/26/44	3,257,000	3,045,295
Colombian TES
10.00%, 07/24/24(X)	23,100,000	8,386
Ecopetrol SA
5.88%, 09/18/23	220,000	212,300
4.13%, 01/16/25	230,000	194,350
Empresa de Energia de Bogota SA ESP
6.13%, 11/10/21 144A	250,000	260,000
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	260,000	262,600

		3,982,931

Cote D’Ivoire (Ivory Coast) — 0.1%
Ivory Coast Government International Bond
5.38%, 07/23/24 144A	520,000	456,383

Croatia (Hrvatska) — 0.1%
Croatia Government International Bond
5.50%, 04/04/23 144A	500,000	513,750

Dominican Republic — 0.1%
Dominican Republic International Bond
5.50%, 01/27/25 144A	480,000	465,600

France — 0.9%
AXA SA
6.21%, 10/29/49(E)†	210,000	251,549
Electricite de France SA
5.25%, 01/29/49 144A†	380,000	367,175
5.63%, 12/29/49 144A†	1,360,000	1,348,780
Europcar Groupe SA
5.75%, 06/15/22 144A(E)	170,000	192,334
Numericable-SFR
4.88%, 05/15/19 144A	870,000	843,900
5.63%, 05/15/24 144A(E)	160,000	177,748
Rexel SA
5.25%, 06/15/20 144A	210,000	215,758

		3,397,244

Germany — 3.3%
Bundesrepublik Deutschland
3.25%, 01/04/20(E)	4,240,000	5,415,638
Deutsche Bundesrepublik Inflation-Linked Bond
0.10%, 04/15/23(E)Δ	2,813,000	3,401,527
0.50%, 04/15/30(E)	3,030,000	3,821,367
KraussMaffei Group GmbH
8.75%, 12/15/20 144A(E)	208,000	248,922
Progroup AG
5.13%, 05/01/22 144A(E)	100,000	114,511

		13,001,965

Honduras — 0.1%
Honduras Government International Bond
7.50%, 03/15/24	460,000	481,850

80	See Notes to Schedules of Investments.

	Par	Value
Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	$150,000	$2

India — 0.3%
ICICI Bank, Ltd.
4.80%, 05/22/19 144A	920,000	979,327

Indonesia — 0.9%
Indonesia Government International Bond
5.88%, 01/15/24 144A	400,000	424,483
6.63%, 02/17/37	225,000	237,736
5.25%, 01/17/42 144A	1,710,000	1,540,110
Pertamina Persero PT
5.25%, 05/23/21 144A	400,000	397,009
4.88%, 05/03/22	900,000	858,347

		3,457,685

Ireland — 0.1%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 144A	200,000	208,875
7.00%, 11/15/20 144A	35,294	35,471
eircom Finance, Ltd.
9.25%, 05/15/20 144A(E)	200,000	240,469

		484,815

Italy — 2.4%
Enel SpA
7.75%, 09/10/75(U)†Δ	440,000	714,346
Italy Buoni Poliennali Del Tesoro
4.50%, 03/01/24(E)	5,490,000	7,532,967
Telecom Italia Capital SA
6.38%, 11/15/33	995,000	957,688
6.00%, 09/30/34	250,000	232,500

		9,437,501

Jersey — 0.1%
AA Bond Co., Ltd.
5.50%, 07/31/43 144A(U)	150,000	215,339

Kenya — 0.1%
Kenya Government International Bond
6.88%, 06/24/24 144A	470,000	428,170

Luxembourg — 2.4%
Altice Financing SA
6.63%, 02/15/23 144A	200,000	192,875
Altice Financing SA
5.25%, 02/15/23 144A(E)	100,000	110,307
ArcelorMittal
6.13%, 06/01/18	740,000	727,050
6.25%, 03/01/21Δ	30,000	27,169
7.75%, 10/15/39	510,000	418,200
7.50%, 03/01/41Δ	690,000	558,900
Ardagh Finance Holdings SA Cash coupon
8.63%, 06/15/19 PIK 144A	261,326	267,859
Beverage Packaging Holdings Luxembourg II SA
6.00%, 06/15/17 144A	260,000	254,475
ConvaTec Healthcare E SA
10.88%, 12/15/18(E)	100,000	116,322
Coveris Holdings SA
7.88%, 11/01/19 144A	210,000	200,025
DH Services Luxembourg S.a.r.l.
7.75%, 12/15/20 144A	90,000	91,350
Evraz Group SA
6.75%, 04/27/18 144A	440,000	434,500
6.50%, 04/22/20 144A	480,000	450,826
gategroup Finance Luxembourg SA
6.75%, 03/01/19(E)	264,286	308,688
Globe Luxembourg SCA
9.63%, 05/01/18 144A	200,000	168,000
INEOS Group Holdings SA
6.13%, 08/15/18 144AΔ	600,000	567,750
Intelsat Jackson Holdings SA
7.25%, 10/15/20Δ	170,000	156,612
7.50%, 04/01/21	30,000	27,787
5.50%, 08/01/23Δ	2,490,000	2,066,700
LSF9 Balta Issuer SA
7.75%, 09/15/22 144A(E)	360,000	403,775
Mallinckrodt International Finance SA
5.63%, 10/15/23 144AΔ	340,000	309,825
Matterhorn Telecom SA
3.88%, 05/01/22 144A(E)	320,000	319,212
Pacific Drilling SA
5.38%, 06/01/20 144A	50,000	29,750
Play Finance 1 SA
6.50%, 08/01/19 144A(E)	120,000	138,782
Puma International Financing SA
6.75%, 02/01/21 144A	420,000	416,850
SIG Combibloc Holdings SCA
7.75%, 02/15/23 144A(E)	160,000	183,701
Wind Acquisition Finance SA
7.00%, 04/23/21(E)	430,000	480,484

		9,427,774

Marshall Islands — 0.0%
Navios Maritime Acquisition Corporation
8.13%, 11/15/21 144A	90,000	83,588

Mexico — 3.4%
Alpek SA de CV
4.50%, 11/20/22 144AΔ	200,000	197,000
Axtel SAB de CV
9.00%, 01/31/20 STEP 144A	124,000	112,840
9.00%, 01/31/20 STEP CONV 144A(M)	141,300	17,553
Cemex SAB de CV
6.50%, 12/10/19 144A	1,100,000	1,089,000
Empresas ICA SAB de CV
8.88%, 05/29/24 144A	339,000	153,398
Mexican Bonos
6.50%, 06/09/22(M)	45,803,100	2,816,689
8.00%, 12/07/23(M)	41,500,000	2,771,330
10.00%, 12/05/24(M)	31,500,000	2,378,312
7.50%, 06/03/27(M)	7,500,000	485,150
8.50%, 05/31/29(M)	2,000,000	139,908
7.75%, 05/29/31(M)	3,000,000	197,534
7.75%, 11/13/42(M)	22,750,000	1,486,796
Petroleos Mexicanos
5.50%, 01/21/21	750,000	790,462
6.50%, 06/02/41	135,000	124,848
5.50%, 06/27/44	600,000	484,500

See Notes to Schedules of Investments.	81

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.38%, 01/23/45	$303,000	$273,730

		13,519,050

Morocco & Antilles — 0.3%
OCP SA
5.63%, 04/25/24 144A	550,000	563,084
4.50%, 10/22/25 144A	520,000	488,800

		1,051,884

Netherlands — 2.2%
Bharti Airtel International Netherlands BV
5.35%, 05/20/24 144A	280,000	300,791
CIMPOR Financial Operations BV
5.75%, 07/17/24 144A	360,000	245,160
DPx Holdings BV
7.50%, 02/01/22 144AΔ	90,000	91,237
EDP Finance BV
6.00%, 02/02/18 144A	600,000	638,628
4.90%, 10/01/19 144AΔ	1,600,000	1,670,848
4.13%, 01/15/20 144A	540,000	548,502
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21(E)Δ	490,000	214,905
JLL/ Delta Dutch Pledgeco BV Cash coupon 8.75% or PIK
9.50%, 05/01/20 144A	440,000	445,500
Lukoil International Finance BV
6.36%, 06/07/17	200,000	208,630
6.66%, 06/07/22	110,000	112,999
4.56%, 04/24/23 144A	310,000	276,768
LyondellBasell Industries NV
5.75%, 04/15/24	260,000	291,138
NXP BV/NXP Funding LLC
4.63%, 06/15/22 144AΔ	430,000	427,850
Petrobras Global Finance BV
4.38%, 05/20/23	250,000	163,750
6.25%, 03/17/24	1,870,000	1,365,661
5.63%, 05/20/43Δ	275,000	168,437
Schaeffler Holding Finance BV Cash coupon 6.88%,
08/15/18 PIK 144A(E)	100,000	115,815
Cash coupon 6.88% or PIK
7.63%, 08/15/18 144A	200,000	206,750
Swiss Reinsurance Co. Via ELM BV
5.25%, 05/29/49(E)†Δ	400,000	453,667
VimpelCom Holdings BV
7.50%, 03/01/22	200,000	201,250
Volkswagen International Finance NV
4.63%, 03/29/49(E)†	420,000	405,551
Ziggo Bond Finance BV
5.88%, 01/15/25 144A	200,000	183,750

		8,737,587

New Zealand — 0.4%
New Zealand Government Bond
5.00%, 03/15/19(Z)	2,385,000	1,644,288

Norway — 0.4%
Norway Government Bond
4.25%, 05/19/17(K)	12,330,000	1,536,072
4.50%, 05/22/19(K)	172,000	22,996
3.75%, 05/25/21(K)	129,000	17,455

		1,576,523

Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36	3,000	3,585

Peru — 0.1%
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	550,000	517,688

Philippines — 0.1%
Philippine Government International Bond
4.00%, 01/15/21	200,000	215,494

Portugal — 0.4%
Portugal Government International Bond
5.13%, 10/15/24 144A	1,600,000	1,703,392

Singapore — 0.3%
BOC Aviation Pte, Ltd.
3.00%, 03/30/20 144A	1,000,000	992,839

Spain — 0.1%
Santander Issuances SA Unipersonal
5.91%, 06/20/16 144A	100,000	102,406
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	82,736

		185,142

Supranational — 0.6%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,250,000	2,209,494

Sweden — 0.1%
Unilabs Subholding AB
8.50%, 07/15/18(E)	410,000	476,462

Trinidad and Tobago — 0.1%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144A	340,000	368,900

Turkey — 1.0%
Turk Telekomunikasyon AS
3.75%, 06/19/19 144A	480,000	467,778
4.88%, 06/19/24 144A	680,000	625,212
Turkey Government International Bond
7.00%, 03/11/19	100,000	110,062
6.25%, 09/26/22	875,000	937,344
5.75%, 03/22/24	1,120,000	1,163,456
6.88%, 03/17/36	73,000	79,168
4.88%, 04/16/43Δ	500,000	418,125

		3,801,145

82	See Notes to Schedules of Investments.

	Par	Value
United Kingdom — 4.2%
Anglian Water Osprey Financing PLC
7.00%, 01/31/18(U)	$310,000	$507,639
Annington Finance No. 4 PLC
1.75%, 01/10/23(U)†	460,000	696,733
Barclays Bank PLC
6.00%, 01/23/18(E)	450,000	558,074
Boparan Finance PLC
5.50%, 07/15/21(U)	270,000	359,632
BUPA Finance PLC
5.00%, 04/25/23(U)	590,000	914,080
EC Finance PLC
5.13%, 07/15/21 144A(E)	400,000	452,540
Ephios Bondco PLC
6.25%, 07/01/22 144A(E)Δ	650,000	726,314
Equiniti Newco 2 PLC
7.13%, 12/15/18(U)	307,000	476,116
HBOS PLC
6.75%, 05/21/18 144A	500,000	552,343
6.00%, 11/01/33 144A	1,385,000	1,545,400
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	349,759
6.38%, 12/29/49†	600,000	573,750
Interoute Finco PLC
7.38%, 10/15/20 144A(E)	600,000	664,745
KCA Deutag UK Finance PLC
7.25%, 05/15/21 144A	540,000	388,800
Lloyds Bank PLC
6.50%, 03/24/20(E)	326,000	434,405
Paragon Offshore PLC
6.75%, 07/15/22 144A	177,000	24,780
7.25%, 08/15/24 144AΔ	410,000	57,400
Priory Group No. 3 PLC
8.88%, 02/15/19(U)	100,000	157,136
R&R Ice Cream PLC
8.25%, 05/15/20 144A(A)	260,000	188,138
Royal Bank of Scotland PLC
6.13%, 01/11/21	350,000	407,777
13.13%, 03/19/22(A)†	160,000	125,435
Royal Bank of Scotland Group PLC
6.10%, 06/10/23	1,880,000	2,023,252
6.00%, 12/19/23	275,000	293,259
Scottish Widows PLC
5.50%, 06/16/23(U)Δ	590,000	927,097
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	458,030
Standard Chartered PLC
5.13%, 06/06/34(U)	321,000	426,839
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	276,597	381,018
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	598,339	801,197
Vedanta Resources PLC
7.13%, 05/31/23Δ	200,000	125,018
7.13%, 05/31/23 144AΔ	400,000	250,037
Virgin Media Finance PLC
6.38%, 10/15/24 144A(U)	360,000	544,384
Virgin Media Secured Finance PLC
5.50%, 01/15/21(U)	100,000	157,136

		16,548,263

Virgin Islands (British) — 0.2%
GTL Trade Finance, Inc.
5.89%, 04/29/24 144AΔ	941,000	785,735
Pacific Drilling V, Ltd.
7.25%, 12/01/17 144AΔ	270,000	184,950

		970,685

Total Foreign Bonds (Cost $155,617,623)		135,532,665

FOREIGN GOVERNMENT INFLATION-LINKED BOND — 0.5%
Brazil — 0.5%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50+(B) (Cost $1,724,726)	3,613,000	2,074,802

LOAN AGREEMENTS — 2.1%
American Airlines, Inc. Term B Loan
3.25%, 06/27/20	997,462	986,490
American Builders & Contractors Supply Co., Inc. Term B Loan
3.50%, 04/16/20	742,424	735,616
Energy Future Intermediate Holding Co. LLC DIP Term Loan
4.25%, 06/19/16	847,944	844,764
First Data Corporation Term C-1 Loan
3.70%, 03/24/18	750,000	743,205
FMG Resources August 2006 Proprietary, Ltd. Term B Loan
3.75%, 06/30/19	39,898	32,542
Hilton Worldwide Finance LLC Term B Loan
3.50%, 10/25/20	636,029	633,905
MPH Acquisition Holdings LLC Term B Loan
3.75%, 03/31/21	459,948	453,854
Pacific Drilling SA Term B Loan
4.50%, 06/03/18	50,000	29,447
Party City Holdings, Inc Term B Loan
4.25%, 08/19/22	744,332	742,286
PetSmart, Inc. Term B Loan
4.25%, 03/10/22	997,500	994,907
Univision Communications, Inc. Term C-4 Loan
4.00%. 03/01/20	742,160	736,824
Valeant Pharmaceuticals International, Inc. Term BF1 Loan
4.00%, 04/01/22	746,250	737,765
Virgin Media Investment Holdings, Ltd. Term F Loan
3.50%, 06/30/23	504,991	497,103

Total Loan Agreements (Cost $8,227,430)		8,168,708

See Notes to Schedules of Investments.	83

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES — 1.6%
Credit Suisse Commercial Mortgage Trust Series 2007-C5
5.70%, 09/15/40†	$220,000	$231,796
CSMC Trust Series 2015-SAMZ
5.94%, 08/15/22 144A†	1,000,000	997,400
Fannie Mae Connecticut Avenue Securities Series 2014-C02
2.80%, 05/25/24†	1,600,000	1,437,251
Fannie Mae Connecticut Avenue Securities Series 2015-C03
5.19%, 07/25/25†	1,530,000	1,526,332
Morgan Stanley Resecuritization Trust Series 2015-R5
0.42%, 10/26/46 144A†	2,390,000	1,529,803
Morgan Stanley Resecuritization Trust Series 2015-R6
0.45%, 07/26/45 144A†	1,200,000	479,816

Total Mortgage-Backed Securities (Cost $6,135,561)		6,202,398

MUNICIPAL BOND — 0.1%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $338,058)	435,000	407,943

	Notional Amount
PURCHASED OPTION — 0.0%
Put Option — 0.0%
U.S. Dollar vs. Japanese Yen, Strike Price $117.50, Expires
12/22/15 (HKSB) (Cost $83,228)	$13,700,000	175,100

	Par
U.S. TREASURY OBLIGATIONS — 8.6%
U.S. Treasury Bonds
3.50%, 02/15/39Δ	$860,000	970,428
4.25%, 05/15/39Δ	40,000	50,430
3.88%, 08/15/40	30,000	35,741
2.75%, 08/15/42Δ	120,000	117,046
3.13%, 02/15/43	9,116,000	9,549,548
2.88%, 05/15/43Δ	120,000	119,655

		10,842,848

U.S. Treasury Notes
0.38%, 11/15/15Δ	2,855,000	2,856,031
0.25%, 12/15/15	620,000	620,291
0.25%, 02/29/16	5,435,000	5,438,185
0.88%, 04/15/17Δ	30,000	30,156
0.75%, 10/31/17	20,000	20,032
0.63%, 04/30/18	530,000	527,378
1.38%, 07/31/18	3,130,000	3,172,508
1.38%, 09/30/18	250,000	253,281
1.63%, 06/30/19	10,000	10,178
1.25%, 10/31/19	110,000	110,179
3.63%, 02/15/21	5,810,000	6,447,700
2.00%, 02/15/22	120,000	122,434
1.63%, 08/15/22	3,380,000	3,352,074
2.75%, 02/15/24Δ	150,000	159,455
2.25%, 11/15/24	30,000	30,568
2.00%, 02/15/25Δ	100,000	99,628

		23,250,078

Total U.S. Treasury Obligations (Cost $32,477,581)		34,092,926

	Shares
COMMON STOCKS — 0.9%
Consumer Discretionary — 0.4%
Ford Motor Co.	96,849	1,314,241

Healthcare — 0.2%
Bristol-Myers Squibb Co.	15,400	911,680

Materials & Processing — 0.0%
PPG Industries, Inc.	820	71,906

Technology — 0.3%
Corning, Inc.Δ	70,534	1,207,542

Total Common Stocks (Cost $2,118,106)		3,505,369

FOREIGN COMMON STOCKS — 0.2%
Norway — 0.0%
Deep Ocean Group Holding+@*	8,860	57,111

Spain — 0.1%
Repsol SA ADRΔ	15,820	184,303
Telefonica SA ADRΔ	22,180	267,047

		451,350

United Kingdom — 0.1%
Royal Dutch Shell PLC ADR Class A	6,443	305,334

Total Foreign Common Stocks (Cost $1,283,346)		813,795

PREFERRED STOCKS — 0.6%
Alcoa, Inc.,
5.38%, 10/01/17 CONVΔ	9,400	313,960
Ally Financial, Inc.,
7.00%, 12/31/49 144A	200	200,631
Bank of America Corporation,
7.25%, 12/31/49 CONV	602	648,354
Chesapeake Energy Corporation,
4.50%, 12/31/49 CONV	1,229	71,921
Chesapeake Energy Corporation,
5.00%, 12/31/49 CONVΔ	3,950	185,650
Chesapeake Energy Corporation,
5.75%, 12/31/49 CONV 144A	50	19,750
Chesapeake Energy Corporation,
5.75%, 12/31/49 CONV	560	223,749
El Paso Energy Capital Trust I,
4.75%, 03/31/28 CONVΔ	500	24,500
iStar, Inc.,
4.50%, 12/31/49 CONV	50	2,642

84	See Notes to Schedules of Investments.

	Shares	Value
Stanley Black & Decker, Inc.
6.25%, 11/17/16 CONVΔ	2,900	$319,000
Weyerhaeuser Co.,
6.38%, 07/01/16 CONVΔ	7,615	363,312

Total Preferred Stocks (Cost $2,423,956)		2,373,469

MONEY MARKET FUNDS — 23.5%
GuideStone Money Market Fund (Investor Class)¥	39,794,415	39,794,415
Northern Institutional Liquid Assets Portfolio§	52,898,118	52,898,118

Total Money Market Funds (Cost $92,692,533)		92,692,533

TOTAL INVESTMENTS — 113.2% (Cost $469,493,682)		446,524,611
Liabilities in Excess of Other Assets — (13.2)%		(52,193,409)

NET ASSETS — 100.0%		$394,331,202

See Notes to Schedules of Investments.	85

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$3,505,369	$3,505,369	$—	$—
Corporate Bonds	160,484,903	—	159,181,923	1,302,980
Foreign Bonds:
Australia	2,848,161	—	2,848,161	—
Bermuda	2,036,718	—	2,036,718	—
Brazil	5,466,167	—	5,466,167	—
Canada	18,300,275	—	18,293,675	6,600
Cayman Islands	4,466,013	—	4,466,013	—
Chile	1,078,986	—	1,078,986	—
Colombia	3,982,931	—	3,982,931	—
Cote D’Ivoire (Ivory Coast)	456,383	—	456,383	—
Croatia (Hrvatska)	513,750	—	513,750	—
Dominican Republic	465,600	—	465,600	—
France	3,397,244	—	3,397,244	—
Germany	13,001,965	—	13,001,965	—
Honduras	481,850	—	481,850	—
Iceland	2	—	—	2
India	979,327	—	979,327	—
Indonesia	3,457,685	—	3,457,685	—
Ireland	484,815	—	484,815	—
Italy	9,437,501	—	9,437,501	—
Jersey	215,339	—	215,339	—
Kenya	428,170	—	428,170	—
Luxembourg	9,427,774	—	9,427,774	—
Marshall Islands	83,588	—	83,588	—
Mexico	13,519,050	—	13,519,050	—
Morocco & Antilles	1,051,884	—	1,051,884	—
Netherlands	8,737,587	—	8,737,587	—
New Zealand	1,644,288	—	1,644,288	—
Norway	1,576,523	—	1,576,523	—
Panama	3,585	—	3,585	—
Peru	517,688	—	517,688	—
Philippines	215,494	—	215,494	—
Portugal	1,703,392	—	1,703,392	—
Singapore	992,839	—	992,839	—
Spain	185,142	—	185,142	—
Supranational	2,209,494	—	2,209,494	—
Sweden	476,462	—	476,462	—
Trinidad and Tobago	368,900	—	368,900	—
Turkey	3,801,145	—	3,801,145	—
United Kingdom	16,548,263	—	16,548,263	—
Virgin Islands (British)	970,685	—	970,685	—
Foreign Common Stocks	813,795	756,684	—	57,111
Foreign Government Inflation-Linked Bond	2,074,802	—	—	2,074,802
Loan Agreements	8,168,708	—	8,168,708	—
Money Market Funds	92,692,533	92,692,533	—	—
Mortgage-Backed Securities	6,202,398	—	6,202,398	—
Municipal Bond	407,943	—	407,943	—
Preferred Stocks	2,373,469	2,373,469	—	—
Purchased Option	175,100	—	175,100	—
U.S. Treasury Obligations	34,092,926	—	34,092,926	—

Total Assets — Investments in Securities	$446,524,611	$99,328,055	$343,755,061	$3,441,495

86	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments***
Futures Contracts	$147,450	$147,450	$—	$—

Total Assets — Other Financial Instruments	$147,450	$147,450	$—	$—

Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(341,261)	$—	$(341,261)	$—

Total Liabilities — Other Financial Instruments	$(341,261)	$—	$(341,261)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

The unobservable inputs used in the fair value measurement of the reporting entity’s corporate bonds, foreign bonds, foreign common stock and foreign government inflation-linked note are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Corporate Bonds	Foreign Bonds	Foreign Common Stocks	Foreign Government Inflation- Linked Note
Balance, 12/31/14	$7,511,796	$3,985,315	$6,602	$216,969	$3,302,910
Accrued discounts/premiums	4,872	4,614	—	—	258
Realized gain (loss)	1,901	1,901	—	—	—
Change in unrealized appreciation (depreciation)	(1,474,128)	(85,904)	—	(159,858)	(1,228,366)
Purchases	1,000,000	1,000,000	—	—	—
Sales	(98,111)	(98,111)	—	—	—
Transfers in to Level 3	—	—	—	—	—
Transfers out of Level 3(1)	(3,379,414)	(3,379,414)	—	—	—
Maturities	—	—	—	—	—
Paydowns	(125,421)	(125,421)	—	—	—

Balance, 09/30/15	$3,441,495	$1,302,980	$6,602	$57,111	$2,074,802

(1)

Transfers out of Level 3 represent the value of securities at September 30, 2015 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

See Notes to Schedules of Investments.	87

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS — 44.6%
Consumer Discretionary — 5.6%
Advance Auto Parts, Inc.Δ	229	$43,402
Amazon.com, Inc.*	3,430	1,755,783
Apollo Education Group, Inc.Δ*	2,200	24,332
AutoNation, Inc.*	58	3,374
AutoZone, Inc.Δ*	1,838	1,330,400
Bed Bath & Beyond, Inc.Δ*	6,508	371,086
Best Buy Co., Inc.	307	11,396
Big Lots, Inc.Δ	9,100	436,072
BorgWarner, Inc.	232	9,649
Cablevision Systems Corporation Class A	805	26,138
CarMax, Inc.*	253	15,008
CBS Corporation Class B	421	16,798
Chipotle Mexican Grill, Inc.*	1,237	890,949
Coach, Inc.	313	9,055
Comcast Corporation Class A	2,958	168,251
Comcast Corporation Special Class A	86	4,923
Costco Wholesale Corporation	13,164	1,903,119
D.R. Horton, Inc.	223	6,547
Darden Restaurants, Inc.	149	10,212
Discovery Communications, Inc. Class A*	180	4,685
Discovery Communications, Inc. Class C*	364	8,842
Dollar General Corporation	302	21,877
Dollar Tree, Inc.Δ*	8,314	554,211
Domino’s Pizza, Inc.Δ	3,000	323,730
eBay, Inc.*	4,125	100,815
Estee Lauder Cos., Inc. (The) Class AΔ	12,485	1,007,290
Expedia, Inc.	3,916	460,835
Ford Motor Co.	4,478	60,766
GameStop Corporation Class A	130	5,357
Gap, Inc. (The)Δ	1,501	42,778
General Motors Co.	1,358	40,767
Genuine Parts Co.Δ	8,764	726,448
Goodyear Tire & Rubber Co. (The)	280	8,212
H&R Block, Inc.	314	11,367
Hanesbrands, Inc.	225	6,511
Harley-Davidson, Inc.	250	13,725
Harman International Industries, Inc.	76	7,295
Hasbro, Inc.	91	6,565
Home Depot, Inc. (The)	13,398	1,547,335
Interpublic Group of Cos., Inc. (The)	481	9,202
Johnson Controls, Inc.	755	31,227
Kohl’s Corporation	228	10,559
L Brands, Inc.	443	39,928
Lennar Corporation Class A	243	11,696
Lowe’s Cos., Inc.	9,042	623,175
Macy’s, Inc.	419	21,503
Madison Square Garden Co. (The) Class A*	3,200	230,848
Marriott International, Inc. Class A	425	28,985
Mattel, Inc.Δ	30,287	637,844
McDonald’s Corporation	28,224	2,780,911
Mohawk Industries, Inc.*	35	6,363
Netflix, Inc.*	476	49,152
Newell Rubbermaid, Inc.	363	14,415
News Corporation Class A	567	7,156
NIKE, Inc. Class B	8,045	989,294
Nordstrom, Inc.	287	20,581
Omnicom Group, Inc.	293	19,309
O’Reilly Automotive, Inc.*	3,321	830,250
Panera Bread Co. Class A*	2,200	425,502
Priceline Group, Inc. (The)*	164	202,845
PulteGroup, Inc.	257	4,850
PVH Corporation	92	9,378
Ralph Lauren Corporation	53	6,262
Ross Stores, Inc.	4,286	207,742
Scripps Networks Interactive, Inc. Class AΔ	5,121	251,902
Staples, Inc.	437	5,126
Starbucks Corporation	23,316	1,325,281
Starwood Hotels & Resorts Worldwide, Inc.	337	22,404
Target Corporation	10,917	858,731
TEGNA, Inc.	255	5,709
Tiffany & Co.	162	12,510
Time Warner Cable, Inc.	315	56,502
Time Warner, Inc.	4,554	313,087
TJX Cos., Inc. (The)	10,907	778,978
Tractor Supply Co.Δ	2,059	173,615
TripAdvisor, Inc.Δ*	4,547	286,552
Tupperware Brands CorporationΔ	6,603	326,782
Twenty-First Century Fox, Inc. Class A	1,877	50,641
Under Armour, Inc. Class A*	210	20,324
Urban Outfitters, Inc.*	140	4,113
VF Corporation	493	33,628
Wal-Mart Stores, Inc.	99,835	6,473,301
Walt Disney Co. (The)	8,253	843,457
Whirlpool Corporation	34	5,007
Williams-Sonoma, Inc.	4,891	373,428
Wyndham Worldwide Corporation	274	19,701
Yum! Brands, Inc.	15,165	1,212,442

		32,668,103

Consumer Staples — 6.8%
Archer-Daniels-Midland Co.	746	30,922
Campbell Soup Co.	27,698	1,403,735
Church & Dwight Co., Inc.	16,181	1,357,586
Clorox Co. (The)Δ	5,512	636,801
Coca-Cola Co. (The)	38,409	1,540,969
Coca-Cola Enterprises, Inc.	469	22,676
Colgate-Palmolive Co.Δ	28,213	1,790,397
ConAgra Foods, Inc.	663	26,858
CVS Health Corporation	10,806	1,042,563
Dr. Pepper Snapple Group, Inc.	1,169	92,409
General Mills, Inc.Δ	74,060	4,156,988
Hershey Co. (The)Δ	11,934	1,096,496
Hormel Foods CorporationΔ	10,055	636,582
J.M. Smucker Co. (The)	119	13,577
Kellogg Co.	7,244	482,088
Keurig Green Mountain, Inc.	144	7,508
Kimberly-Clark Corporation	16,616	1,811,809
Kraft Heinz Co. (The)	846	59,711
Kroger Co. (The)	24,190	872,533
McCormick & Co., Inc. (Non-Voting Shares)Δ	10,686	878,175

88	See Notes to Schedules of Investments.

	Shares	Value
Mead Johnson Nutrition Co.	5,131	$361,222
Mondelez International, Inc. Class A	2,203	92,240
Monster Beverage Corporation*	5,400	729,756
PepsiCo, Inc.	83,453	7,869,618
Procter & Gamble Co. (The)	102,467	7,371,476
Sysco CorporationΔ	113,471	4,421,965
Tyson Foods, Inc. Class A	304	13,102
Walgreens Boots Alliance, Inc.	8,249	685,492
Whole Foods Market, Inc.	2,984	94,444

		39,599,698

Energy — 2.8%
Anadarko Petroleum Corporation	632	38,166
Apache Corporation	533	20,872
Baker Hughes, Inc.	497	25,864
Cabot Oil & Gas Corporation	422	9,225
Cameron International Corporation*	216	13,245
Chesapeake Energy Corporation	577	4,229
Chevron Corporation	43,548	3,435,066
Cimarex Energy Co.	65	6,661
Columbia Pipeline Group, Inc.	9,257	169,311
ConocoPhillips	1,531	73,427
CONSOL Energy, Inc.	259	2,538
Devon Energy Corporation	436	16,171
EOG Resources, Inc.	1,018	74,110
EQT Corporation	171	11,076
Exxon Mobil Corporation	112,741	8,382,293
First Solar, Inc.*	87	3,719
FMC Technologies, Inc.*	280	8,680
Halliburton Co.	973	34,396
Helmerich & Payne, Inc.	122	5,766
Hess Corporation	311	15,569
Kinder Morgan, Inc.	1,958	54,197
Marathon Oil Corporation	789	12,151
Marathon Petroleum Corporation	1,961	90,853
Murphy Oil Corporation	194	4,695
National Oilwell Varco, Inc.	487	18,336
Newfield Exploration Co.*	175	5,758
Noble Energy, Inc.	408	12,313
Occidental Petroleum Corporation	52,149	3,449,656
ONEOK, Inc.	236	7,599
Phillips 66	549	42,185
Pioneer Natural Resources Co.	172	20,922
Range Resources Corporation	186	5,974
Spectra Energy CorporationΔ	2,565	67,383
Tesoro Corporation	95	9,238
Valero Energy Corporation	605	36,361
Williams Cos., Inc. (The)	895	32,981

		16,220,986

Financial Services — 7.6%
Affiliated Managers Group, Inc.*	64	10,943
Aflac, Inc.	665	38,656
Alleghany Corporation*	963	450,790
Alliance Data Systems Corporation*	60	15,539
Allstate Corporation (The)	505	29,411
American Express Co.	6,464	479,176
American International Group, Inc.	1,660	94,321
American Tower Corporation REIT	834	73,375
Ameriprise Financial, Inc.	217	23,681
Apartment Investment & Management Co. Class A REIT	481	17,807
Assurant, Inc.	75	5,926
AvalonBay Communities, Inc. REIT	103	18,006
Bank of America Corporation	11,993	186,851
Bank of Hawaii CorporationΔ	10,900	692,041
Bank of New York Mellon Corporation (The)	1,007	39,424
BB&T Corporation	1,805	64,258
Berkshire Hathaway, Inc. Class B*	2,225	290,140
BlackRock, Inc.	159	47,298
Boston Properties, Inc. REIT	174	20,602
Capital One Financial Corporation	694	50,329
Capitol Federal Financial, Inc.Δ	387,700	4,698,924
CBRE Group, Inc. Class A*	315	10,080
Charles Schwab Corporation (The)	1,326	37,871
Chubb Corporation (The)	416	51,022
Cincinnati Financial Corporation	105	5,649
Citigroup, Inc.	3,444	170,857
CME Group, Inc.	232	21,516
Comerica, Inc.	101	4,151
Commerce Bancshares, Inc.Δ	42,208	1,922,996
Crown Castle International Corporation REIT	448	35,334
Cullen/Frost Bankers, Inc.Δ	11,946	759,527
Discover Financial Services	616	32,026
Dun & Bradstreet Corporation (The)	354	37,170
E*TRADE Financial Corporation*	326	8,584
Equifax, Inc.	138	13,411
Equinix, Inc. REIT	55	15,037
Equity Residential REIT	467	35,081
Essex Property Trust, Inc. REIT	70	15,639
FactSet Research Systems, Inc.	5,000	799,050
Fidelity National Information Services, Inc.	329	22,069
Fifth Third Bancorp	1,381	26,115
Fiserv, Inc.Δ*	888	76,910
Franklin Resources, Inc.	456	16,991
General Growth Properties, Inc. REIT	589	15,296
Genworth Financial, Inc. Class A*	565	2,610
Goldman Sachs Group, Inc. (The)	1,466	254,732
Hartford Financial Services Group, Inc. (The)	507	23,210
HCP, Inc. REIT	516	19,221
Host Hotels & Resorts, Inc. REIT	861	13,612
Hudson City Bancorp, Inc.	522	5,309
Huntington Bancshares, Inc.	953	10,102
Intercontinental Exchange, Inc.	120	28,199
Iron Mountain, Inc. REIT	206	6,390
Jack Henry & Associates, Inc.Δ	2,600	180,986

See Notes to Schedules of Investments.	89

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
JPMorgan Chase & Co.	30,243	$1,843,916
KeyCorp	25,567	332,627
Kimco Realty Corporation REIT	228	5,570
Leucadia National Corporation	355	7,192
Lincoln National Corporation	300	14,238
Loews Corporation	130	4,698
M&T Bank CorporationΔ	10,044	1,224,866
Macerich Co. (The) REIT	159	12,214
Markel CorporationΔ*	1,618	1,297,409
Marsh & McLennan Cos., Inc.Δ	77,037	4,022,872
MasterCard, Inc. Class A	11,981	1,079,728
McGraw Hill Financial, Inc.	309	26,728
Mercury General CorporationΔ	7,577	382,714
MetLife, Inc.	15,198	716,586
Moody’s Corporation	279	27,398
Morgan Stanley	1,593	50,179
Navient Corporation	520	5,845
New York Community Bancorp, Inc.Δ	61,920	1,118,275
Northern Trust Corporation	34,953	2,382,396
PayPal Holdings, Inc.*	4,125	128,040
People’s United Financial, Inc.Δ	64,574	1,015,749
Piedmont Office Realty Trust, Inc. Class A REITΔ	43,818	783,904
Plum Creek Timber Co., Inc. REIT	202	7,981
PNC Financial Services Group, Inc. (The)Δ	55,066	4,911,887
Principal Financial Group, Inc.	312	14,770
ProAssurance Corporation	2,500	122,675
Progressive Corporation (The)Δ	25,934	794,618
Prologis, Inc. REIT	334	12,993
Prudential Financial, Inc.	524	39,934
Public Storage REIT	108	22,856
Regions Financial Corporation	1,188	10,704
Signature Bank*	1,800	247,608
Simon Property Group, Inc. REIT	415	76,244
State Street Corporation	490	32,933
SunTrust Banks, Inc.Δ	34,607	1,323,372
T. Rowe Price Group, Inc.	297	20,642
Torchmark Corporation	321	18,104
Total System Services, Inc.	162	7,360
Travelers Cos., Inc. (The)	13,401	1,333,802
U.S. Bancorp	29,389	1,205,243
Unum Group	295	9,464
Ventas, Inc. REIT	333	18,668
Visa, Inc. Class AΔ	27,431	1,910,843
Vornado Realty Trust REIT	197	17,813
W.R. Berkley CorporationΔ	1,900	103,303
Wells Fargo & Co.	33,538	1,722,176
Welltower, Inc. REIT	570	38,600
Western Union Co. (The)	622	11,420
Weyerhaeuser Co. REIT	50,311	1,375,503
Zions Bancorporation	159	4,379

		43,923,290

Healthcare — 5.7%
Abbott Laboratories	19,364	778,820
AbbVie, Inc.	20,886	1,136,407
Aetna, Inc.	8,611	942,130
Agilent Technologies, Inc.	377	12,942
Alexion Pharmaceuticals, Inc.*	3,000	469,170
Amgen, Inc.	3,185	440,549
Anthem, Inc.	4,800	672,000
athenahealth, Inc.Δ*	800	106,680
Baxalta, Inc.	1,106	34,850
Baxter International, Inc.Δ	8,506	279,422
Becton, Dickinson and Co.Δ	7,137	946,794
Biogen, Inc.*	1,468	428,377
Bio-Rad Laboratories, Inc. Class A*	292	39,219
Boston Scientific Corporation*	1,348	22,121
Bristol-Myers Squibb Co.	27,166	1,608,227
C.R. Bard, Inc.	4,228	787,719
Cardinal Health, Inc.	14,225	1,092,765
Celgene Corporation*	3,590	388,330
Centene CorporationΔ*	3,100	168,113
Cerner Corporation*	1,935	116,023
Cigna Corporation	310	41,856
DaVita HealthCare Partners, Inc.*	200	14,466
DENTSPLY International, Inc.	161	8,142
Edwards Lifesciences Corporation*	1,968	279,791
Eli Lilly & Co.	22,477	1,881,100
Express Scripts Holding Co.*	6,045	489,403
Gilead Sciences, Inc.	3,102	304,585
HCA Holdings, Inc.*	500	38,680
Henry Schein, Inc.*	3,511	465,980
Humana, Inc.	176	31,504
IDEXX Laboratories, Inc.*	3,740	277,695
Intuitive Surgical, Inc.*	443	203,594
Johnson & Johnson	106,198	9,913,583
Laboratory Corporation of America Holdings*	2,051	222,472
McKesson Corporation	5,763	1,066,328
MEDNAX, Inc.*	2,600	199,654
Myriad Genetics, Inc.Δ*	1,700	63,716
Patterson Cos., Inc.Δ	3,219	139,222
PerkinElmer, Inc.	128	5,883
Quest Diagnostics, Inc.	53,843	3,309,729
Quintiles Transnational Holdings, Inc.*	361	25,115
Regeneron Pharmaceuticals, Inc.*	99	46,049
Seattle Genetics, Inc.*	1,947	75,076
Sirona Dental Systems, Inc.*	2,219	207,122
St. Jude Medical, Inc.	321	20,252
Stryker CorporationΔ	11,613	1,092,783
Tenet Healthcare Corporation*	747	27,579
Thermo Fisher Scientific, Inc.	444	54,292
UnitedHealth Group, Inc.	16,009	1,857,204
Universal Health Services, Inc. Class B	40	4,992
Vertex Pharmaceuticals, Inc.*	268	27,910
Zimmer Biomet Holdings, Inc.Δ	1,672	157,051
Zoetis, Inc.	1,989	81,907

		33,105,373

Materials & Processing — 0.8%
Air Products & Chemicals, Inc.Δ	15,224	1,942,278
Airgas, Inc.	46	4,109
Alcoa, Inc.	1,077	10,404
Ball Corporation	161	10,014
Bemis Co., Inc.	9,500	375,915
CF Industries Holdings, Inc.	315	14,144
Dow Chemical Co. (The)	1,623	68,815

90	See Notes to Schedules of Investments.

	Shares	Value
E.I. du Pont de Nemours & Co.	9,783	$471,541
Eastman Chemical Co.	174	11,261
Ecolab, Inc.	340	37,305
Fastenal Co.Δ	5,308	194,326
FMC Corporation	151	5,120
Freeport-McMoRan, Inc.	1,109	10,746
International Flavors & Fragrances, Inc.Δ	693	71,559
International Paper Co.	550	20,784
Martin Marietta Materials, Inc.	70	10,637
Masco Corporation	401	10,097
Monsanto Co.	513	43,779
Mosaic Co. (The)	346	10,764
NewMarket CorporationΔ	60	21,420
Newmont Mining Corporation	511	8,212
Nucor Corporation	354	13,293
Owens-Illinois, Inc.*	127	2,631
PPG Industries, Inc.	3,914	343,219
Praxair, Inc.Δ	2,080	211,869
Precision Castparts Corporation	182	41,807
Sealed Air Corporation	225	10,548
Sherwin-Williams Co. (The)	2,587	576,332
Sigma-Aldrich Corporation	52	7,224
Vulcan Materials Co.	147	13,112
WestRock Co.	198	10,185

		4,583,450

Producer Durables — 5.4%
3M Co.Δ	13,854	1,964,082
ADT Corporation (The)Δ	14,108	421,829
Alaska Air Group, Inc.	300	23,835
American Airlines Group, Inc.	720	27,958
AMETEK, Inc.	278	14,545
Automatic Data Processing, Inc.	10,898	875,763
Boeing Co. (The)	4,761	623,453
C.H. Robinson Worldwide, Inc.	2,398	162,536
Caterpillar, Inc.Δ	23,905	1,562,431
Cintas CorporationΔ	3,300	282,975
Covanta Holding CorporationΔ	10,905	190,292
CSX Corporation	1,157	31,123
Cummins, Inc.	196	21,282
Danaher Corporation	4,214	359,075
Deere & Co.	419	31,006
Delta Air Lines, Inc.	1,218	54,652
Dover Corporation	192	10,979
Emerson Electric Co.Δ	17,701	781,853
Expeditors International of Washington, Inc.	129	6,069
FedEx Corporation	3,254	468,511
FLIR Systems, Inc.	1,545	43,245
Flowserve Corporation	133	5,472
Fluor Corporation	182	7,708
General Dynamics Corporation	4,569	630,294
General Electric Co.	64,186	1,618,771
Honeywell International, Inc.	4,696	444,664
Huntington Ingalls Industries, Inc.	1,631	174,762
Illinois Tool Works, Inc.	443	36,463
J.B. Hunt Transport Services, Inc.	900	64,260
Jacobs Engineering Group, Inc.*	78	2,920
Kansas City Southern	102	9,270
Landstar System, Inc.Δ	1,384	87,842
Lockheed Martin Corporation	5,164	1,070,549
Mettler-Toledo International, Inc.Δ*	1,400	398,636
MSC Industrial Direct Co., Inc. Class AΔ	3,700	225,811
Norfolk Southern Corporation	332	25,365
Northrop Grumman Corporation	4,162	690,684
PACCAR, Inc.	409	21,337
Parker-Hannifin Corporation	153	14,887
Paychex, Inc.Δ	21,169	1,008,279
Pitney Bowes, Inc.	332	6,590
Quanta Services, Inc.*	139	3,365
Raytheon Co.	6,236	681,345
Republic Services, Inc.Δ	108,222	4,458,746
Robert Half International, Inc.	115	5,883
Rockwell Automation, Inc.	141	14,307
Rockwell Collins, Inc.	3,303	270,317
Roper Technologies, Inc.	44	6,895
Ryder System, Inc.	111	8,218
Snap-on, Inc.	44	6,641
Southwest Airlines Co.	793	30,166
Spirit Airlines, Inc.*	629	29,752
Stanley Black & Decker, Inc.	177	17,165
Stericycle, Inc.*	13,299	1,852,684
Textron, Inc.	272	10,238
Union Pacific Corporation	6,814	602,426
United Continental Holdings, Inc.*	298	15,809
United Parcel Service, Inc. Class B	56,056	5,532,167
United Technologies Corporation	7,759	690,473
W.W. Grainger, Inc.	8	1,720
Waste Connections, Inc.Δ	4,700	228,326
Waste Management, Inc.Δ	52,691	2,624,539
Xerox Corporation	1,257	12,231
Xylem, Inc.	389	12,779

		31,618,250

Technology — 3.4%
Activision Blizzard, Inc.	463	14,302
Adobe Systems, Inc.*	1,128	92,744
Advanced Micro Devices, Inc.Δ*	148,131	254,785
Akamai Technologies, Inc.*	203	14,019
Altera Corporation	358	17,929
Amphenol Corporation Class A	428	21,811
Analog Devices, Inc.	354	19,969
Apple, Inc.	12,741	1,405,332
Applied Materials, Inc.	115,470	1,696,254
Autodesk, Inc.*	2,557	112,866
Broadcom Corporation Class A	627	32,247
CA, Inc.	368	10,046
Cisco Systems, Inc.	42,349	1,111,661
Citrix Systems, Inc.*	176	12,193
Cognizant Technology Solutions Corporation Class A*	2,190	137,116
Computer Sciences Corporation	165	10,128
Corning, Inc.	1,580	27,050
Electronic Arts, Inc.*	351	23,780
EMC Corporation	2,300	55,568
F5 Networks, Inc.Δ*	2,946	341,147

See Notes to Schedules of Investments.	91

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Facebook, Inc. Class A*	2,713	$243,899
Gartner, Inc.*	4,526	379,867
Google, Inc. Class A*	1,937	1,236,523
Google, Inc. Class C*	344	209,297
Harris Corporation	120	8,778
Hewlett-Packard Co.	2,151	55,087
Intel Corporation	32,598	982,504
International Business Machines Corporation	9,454	1,370,546
Intuit, Inc.	13,822	1,226,703
Juniper Networks, Inc.	571	14,680
KLA-Tencor Corporation	18,788	939,400
Lam Research Corporation	181	11,825
Linear Technology CorporationΔ	16,593	669,528
Microchip Technology, Inc.	228	9,825
Micron Technology, Inc.*	1,206	18,066
Microsoft Corporation	111,642	4,941,275
Motorola Solutions, Inc.	226	15,454
NetApp, Inc.	13,274	392,910
NVIDIA Corporation	633	15,603
Oracle Corporation	12,527	452,475
Qorvo, Inc.*	175	7,884
QUALCOMM, Inc.	9,388	504,417
Red Hat, Inc.*	180	12,938
salesforce.com, Inc.*	703	48,809
SanDisk Corporation	256	13,908
Skyworks Solutions, Inc.	80	6,737
Splunk, Inc.Δ*	300	16,605
Symantec Corporation	785	15,284
Synopsys, Inc.*	600	27,708
Tableau Software, Inc. Class AΔ*	500	39,890
Teradata CorporationΔ*	3,703	107,239
Texas Instruments, Inc.	6,431	318,463
VeriSign, Inc.*	180	12,701
Western Digital Corporation	239	18,986
Xilinx, Inc.	304	12,890
Yahoo!, Inc.*	1,008	29,141

		19,798,792

Utilities — 6.5%
AES Corporation	1,420	13,902
AGL Resources, Inc.	4,300	262,472
Alliant Energy Corporation	1,900	111,131
Ameren Corporation	174	7,355
American Electric Power Co., Inc.	11,678	664,011
American Water Works Co., Inc.	20,800	1,145,664
Aqua America, Inc.	3,000	79,410
AT&T, Inc.	51,610	1,681,454
Atmos Energy CorporationΔ	8,700	506,166
CenterPoint Energy, Inc.	11,288	203,636
CenturyLink, Inc.Δ	17,761	446,156
CMS Energy Corporation	355	12,539
Consolidated Edison, Inc.	13,500	902,475
Dominion Resources, Inc.Δ	14,963	1,053,096
DTE Energy Co.	7,501	602,855
Duke Energy Corporation	13,111	943,205
Edison International	38,871	2,451,594
Entergy Corporation	204	13,280
Eversource Energy	356	18,021
Exelon Corporation	974	28,928
FirstEnergy Corporation	633	19,819
Frontier Communications Corporation	2,478	11,771
Level 3 Communications, Inc.*	391	17,083
NextEra Energy, Inc.Δ	7,994	779,815
NiSource, Inc.	9,257	171,717
NRG Energy, Inc.	370	5,494
ONE Gas, Inc.Δ	119,449	5,414,623
Pepco Holdings, Inc.	466	11,287
PG&E Corporation	62,020	3,274,656
Piedmont Natural Gas Co., Inc.Δ	48,790	1,955,015
Pinnacle West Capital Corporation	3,600	230,904
PPL Corporation	1,005	33,054
Public Service Enterprise Group, Inc.	23,375	985,490
Questar CorporationΔ	18,400	357,144
SCANA Corporation	161	9,058
Sempra EnergyΔ	16,773	1,622,285
Southern Co. (The)	31,437	1,405,234
TECO Energy, Inc.	293	7,694
UGI Corporation	8,200	285,524
Vectren Corporation	13,410	563,354
Verizon Communications, Inc.	97,054	4,222,820
WEC Energy Group, Inc.	5,809	303,346
Westar Energy, Inc.	84,500	3,248,180
WGL Holdings, Inc.Δ	24,800	1,430,216
Xcel Energy, Inc.	9,067	321,062

		37,833,995

Total Common Stocks (Cost $232,377,133)		259,351,937

FOREIGN COMMON STOCKS — 2.7%
Bermuda — 0.5%
Arch Capital Group, Ltd.Δ*	14,300	1,050,621
Everest Re Group, Ltd.	5,900	1,022,706
Invesco, Ltd.	543	16,958
RenaissanceRe Holdings, Ltd.	4,600	489,072

		2,579,357

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.*	280	11,827

Canada — 0.4%
Imperial Oil, Ltd.	36,800	1,165,908
Potash Corporation of Saskatchewan, Inc.Δ	62,600	1,286,430

		2,452,338

Curacao — 0.0%
Schlumberger, Ltd.	1,587	109,455

France — 0.6%
TOTAL SA	77,776	3,498,607

Ireland — 0.8%
Accenture PLC Class A	10,698	1,051,186
Allegion PLC	94	5,420
Eaton Corporation PLC	540	27,702
Ingersoll-Rand PLC	294	14,926
Mallinckrodt PLC*	333	21,292
Medtronic PLC	36,326	2,431,662
Pentair PLC	224	11,433
Seagate Technology PLC	372	16,666
Tyco International PLC	27,966	935,742
XL Group PLC	302	10,969

		4,526,998

92	See Notes to Schedules of Investments.

	Shares	Value
Japan — 0.1%
Honda Motor Co., Ltd.	8,600	$256,682

Jersey — 0.0%
Delphi Automotive PLC	227	17,261

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	107	9,533

Netherlands — 0.1%
Frank’s International NVΔ	29,600	453,768
Koninklijke Philips NV	7,643	179,816
LyondellBasell Industries NV Class A	489	40,763
Mylan NV*	1,330	53,546

		727,893

Panama — 0.0%
Carnival Corporation	498	24,751

Singapore — 0.0%
Avago Technologies, Ltd.	271	33,878

Switzerland — 0.1%
ACE, Ltd.Δ	7,534	779,016
Garmin, Ltd.	139	4,987
TE Connectivity, Ltd.	347	20,782
Transocean, Ltd.	893	11,537

		816,322

United Kingdom — 0.1%
Aon PLC	5,419	480,177
Nielsen Holdings PLC	438	19,478

		499,655

Total Foreign Common Stocks (Cost $16,539,693)		15,564,557

PREFERRED STOCKS — 4.2%
Bank of America Corporation,
7.25%, 12/31/49 CONV	7,815	8,416,755
Laclede Group, Inc. (The),
6.75%, 04/01/17 CONV	21,176	1,111,357
Stanley Black & Decker, Inc.,
4.75%, 11/17/15 CONV	7,800	1,045,980
U.S. Bancorp,
6.00%, 12/31/49 CONVΔ	205,900	5,421,347
Wells Fargo & Co.,
7.50%, 12/31/49 CONV	6,645	7,761,360
Welltower, Inc.,
6.50%, 12/31/49 CONV	9,500	576,935

Total Preferred Stocks (Cost $25,273,249)		24,333,734

MASTER LIMITED PARTNERSHIP — 0.4%
Spectra Energy Partners LP (Cost $3,255,791)	66,373	2,669,522

MONEY MARKET FUNDS — 21.6%
GuideStone Money Market Fund (Investor Class)¥	15,384,809	15,384,809
Northern Institutional Liquid Assets Portfolio§	110,023,284	110,023,284

Total Money Market Funds (Cost $125,408,093)		125,408,093

SYNTHETIC CONVERTIBLE INSTRUMENTS — 1.1%
Bank of America Corporation+	9,300	442,215
Citigroup Global Markets+	11,200	764,512
Credit Suisse AG+ 144A	29,100	2,371,157
Goldman Sachs Group, Inc.+ 144A	16,900	581,056
Goldman Sachs Group, Inc.+	8,100	460,123
UBS AG+	11,700	1,894,614

Total Synthetic Convertible Instruments (Cost $6,996,026)		6,513,677

	Par
CORPORATE BONDS — 24.0%
Akamai Technologies, Inc.
(1.48)%, 02/15/19 CONVΩΔ	$2,545,000	2,670,672
Alere, Inc.
3.00%, 05/15/16 CONV	1,075,000	1,224,828
Allscripts Healthcare Solutions, Inc.
1.25%, 07/01/20 CONV	925,000	916,906
Ares Capital Corporation
4.38%, 01/15/19 CONVΔ	2,430,000	2,502,900
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/18 CONV	1,300,000	1,685,938
Blucora, Inc.
4.25%, 04/01/19 CONV	2,295,000	2,183,119
Brocade Communications Systems, Inc.
1.38%, 01/01/20 CONV 144AΔ	1,330,000	1,305,894
Cardtronics, Inc.
1.00%, 12/01/20 CONVΔ	1,340,000	1,247,875
Cepheid
1.25%, 02/01/21 CONVΔ	2,360,000	2,404,250
Chart Industries, Inc.
2.00%, 08/01/18 CONVΔ	2,730,000	2,398,988
Chesapeake Energy Corporation
2.50%, 05/15/37 CONV	2,645,000	2,287,925
Ciena Corporation
0.88%, 06/15/17 CONVΔ	555,000	550,144
Citigroup, Inc.
5.95%, 07/29/49†Δ	3,536,000	3,436,550
Citrix Systems, Inc.
0.50%, 04/15/19 CONV	1,525,000	1,615,547
Clearwire Communications LLC
8.25%, 12/01/40 CONV 144A	2,775,000	2,844,375
Echo Global Logistics, Inc.
2.50%, 05/01/20 CONVΔ	755,000	678,084
Electronics For Imaging, Inc.
0.75%, 09/01/19 CONVΔ	940,000	963,500
Envestnet, Inc.
1.75%, 12/15/19 CONVΔ	620,000	552,188
Euronet Worldwide, Inc.
1.50%, 10/01/44 CONV 144AΔ	1,210,000	1,484,519
Extra Space Storage LP
2.38%, 07/01/33 CONV 144A	200,000	280,500
3.13%, 10/01/35 CONV 144A	2,635,000	2,666,291
FireEye, Inc.
1.00%, 06/01/35 CONV 144A	1,645,000	1,491,809
Forest City Enterprises, Inc.
3.63%, 08/15/20 CONVΔ	1,165,000	1,207,231

See Notes to Schedules of Investments.	93

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
General Electric Capital Corporation
6.25%, 12/29/49†	$3,300,000	$3,584,625
Griffon Corporation
4.00%, 01/15/17 CONV 144A	520,000	622,375
HCA, Inc.
5.38%, 02/01/25	140,000	138,950
Hologic, Inc.
2.00%, 03/01/42 STEP CONVΔ	1,117,000	1,509,346
1.67%, 12/15/43 STEP CONVΩΔ	735,000	930,234
HomeAway, Inc.
0.13%, 04/01/19 CONVΔ	3,020,000	2,801,050
Hornbeck Offshore Services, Inc.
1.50%, 09/01/19 CONVΔ	1,680,000	1,250,550
Huron Consulting Group, Inc.
1.25%, 10/01/19 CONVΔ	1,555,000	1,622,059
Illumina, Inc.
(2.50)%, 06/15/19 CONVΩΔ	1,990,000	2,192,731
Integra LifeSciences Holdings Corporation
1.63%, 12/15/16 CONV	1,830,000	2,178,844
Intel Corporation
2.95%, 12/15/35 CONV	2,763,000	3,362,226
InterDigital, Inc.
1.50%, 03/01/20 CONV 144AΔ	620,000	598,300
j2 Global, Inc.
3.25%, 06/15/29 CONVΔ	115,000	136,994
Jarden Corporation
1.50%, 06/15/19 CONV	440,000	592,625
Lam Research Corporation
0.50%, 05/15/16 CONV	525,000	596,203
LinkedIn Corporation
0.50%, 11/01/19 CONV 144A	2,300,000	2,268,386
Live Nation Entertainment, Inc.
2.50%, 05/15/19 CONVΔ	2,145,000	2,245,547
Macquarie Infrastructure Co. LLC
2.88%, 07/15/19 CONVΔ	2,490,000	2,838,600
Medidata Solutions, Inc.
1.00%, 08/01/18 CONVΔ	1,130,000	1,197,094
Meritor, Inc.
4.00%, 02/15/27 STEP CONV	1,800,000	1,787,625
Microchip Technology, Inc.
1.63%, 02/15/25 CONV 144A	5,236,000	5,036,378
Molina Healthcare, Inc.
1.63%, 08/15/44 CONVΔ	995,000	1,294,122
National Health Investors, Inc.
3.25%, 04/01/21 CONVΔ	2,115,000	2,060,803
Navistar International Corporation
4.75%, 04/15/19 CONVΔ	675,000	472,922
NetSuite, Inc.
0.25%, 06/01/18 CONV	1,270,000	1,283,494
Newmont Mining Corporation
1.63%, 07/15/17 CONV	2,230,000	2,224,425
NRG Yield, Inc.
3.50%, 02/01/19 CONV 144A	1,005,000	908,897
3.25%, 06/01/20 CONV 144A	2,225,000	1,923,234
Nuance Communications, Inc.
2.75%, 11/01/31 CONV	670,000	685,494
1.50%, 11/01/35 CONV	643,000	665,103
NuVasive, Inc.
2.75%, 07/01/17 CONV	1,185,000	1,499,766
NVIDIA Corporation
1.00%, 12/01/18 CONV	1,335,000	1,763,034
Pattern Energy Group, Inc.
4.00%, 07/15/20 CONV 144A	1,070,000	978,381
Priceline Group, Inc.
0.35%, 06/15/20 CONVΔ	590,000	695,831
0.90%, 09/15/21 CONV 144AΔ	2,015,000	1,986,034
Proofpoint, Inc.
0.75%, 06/15/20 CONV 144AΔ	935,000	982,334
Restoration Hardware Holdings, Inc.
0.14%, 06/15/19 CONV 144AΩΔ	945,000	941,456
Royal Gold, Inc.
2.88%, 06/15/19 CONV	2,480,000	2,402,500
RTI International Metals, Inc.
1.63%, 10/15/19 CONV	1,965,000	2,075,531
Ryland Group, Inc.
0.25%, 06/01/19 CONV	2,724,000	2,514,592
salesforce.com, Inc.
0.25%, 04/01/18 CONVΔ	1,560,000	1,914,900
SanDisk Corporation
0.50%, 10/15/20 CONVΔ	7,439,000	7,239,077
SEACOR Holdings, Inc.
2.50%, 12/15/27 CONVΔ	1,910,000	1,841,956
Shutterfly, Inc.
0.25%, 05/15/18 CONVΔ	760,000	708,225
Starwood Property Trust, Inc.
4.55%, 03/01/18 CONV	2,505,000	2,561,362
Synchronoss Technologies, Inc.
0.75%, 08/15/19 CONVΔ	890,000	902,238
Tesla Motors, Inc.
0.25%, 03/01/19 CONVΔ	2,570,000	2,492,900
TiVo, Inc.
2.00%, 10/01/21 CONV 144AΔ	2,125,000	1,844,766
Toll Brothers Finance Corporation
0.50%, 09/15/32 CONVΔ	2,480,000	2,560,600
Twitter, Inc.
0.25%, 09/15/19 CONV 144A	1,805,000	1,587,272
1.00%, 09/15/21 CONV 144A	710,000	608,381
United States Steel Corporation
2.75%, 04/01/19 CONV	630,000	627,244
Walter Investment Management Corporation
4.50%, 11/01/19 CONV	1,796,000	1,313,325
Web.com Group, Inc.
1.00%, 08/15/18 CONVΔ	1,740,000	1,639,950

94	See Notes to Schedules of Investments.

	Par	Value
WebMD Health Corporation
2.50%, 01/31/18 CONV	$380,000	$384,275
1.50%, 12/01/20 CONV	1,745,000	1,792,988
Whiting Petroleum Corporation
1.25%, 04/01/20 CONV 144AΔ	1,225,000	1,003,734
Workday, Inc.
0.75%, 07/15/18 CONVΔ	1,655,000	1,791,538
1.50%, 07/15/20 CONV	100,000	111,062
Wright Medical Group, Inc.
2.00%, 02/15/20 CONV 144AΔ	1,235,000	1,180,969
Yahoo!, Inc.
0.91%, 12/01/18 CONVΩ	1,900,000	1,847,750

Total Corporate Bonds (Cost $142,785,844)		139,403,240

FOREIGN BONDS — 0.7%
Canada — 0.2%
Valeant Pharmaceuticals International, Inc.
7.50%, 07/15/21 144A	400,000	413,000
5.50%, 03/01/23 144A	325,000	309,562
6.13%, 04/15/25 144A	415,000	396,325

		1,118,887

Luxembourg — 0.1%
Intelsat Luxembourg SA
7.75%, 06/01/21	600,000	398,250

Netherlands — 0.4%
Siemens Financieringsmaatschappij NV
1.05%, 08/16/17 CONV	2,500,000	2,583,000

Total Foreign Bonds (Cost $4,347,770)		4,100,137

U.S. TREASURY OBLIGATIONS — 18.9%
U.S. Treasury Bills
0.10%, 01/07/16	500,000	499,998
0.18%, 01/07/16	1,750,000	1,749,995
0.20%, 01/07/16	1,400,000	1,399,996
0.24%, 01/07/16	23,900,000	23,899,928
0.20%, 03/03/16	30,550,000	30,547,067
0.25%, 06/23/16	27,000,000	26,967,573
0.25%, 09/15/16	25,000,000	24,926,775

		109,991,332

Total U.S. Treasury Obligations (Cost $109,892,971)		109,991,332

TOTAL INVESTMENTS — 118.2% (Cost $666,876,570)		687,336,229

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Options — 0.0%
S&P 500®, Strike Price $1,990.00, Expires 10/30/15 (DEUT)	(11)	(14,520)
S&P 500®, Strike Price $2,000.00, Expires 10/23/15 (MSCS)	(11)	(7,810)
S&P 500®, Strike Price $2,005.00, Expires 10/02/15 (DEUT)	(12)	(60)
S&P 500®, Strike Price $2,030.00, Expires 10/09/15 (CITIG)	(10)	(250)
S&P 500®, Strike Price $2,030.00, Expires 10/16/15 (DEUT)	(12)	(1,896)
S&P 500®, Strike Price $2,035.00, Expires 10/09/15 (CITIG)	(12)	(420)
S&P 500®, Strike Price $2,035.00, Expires 10/16/15 (BOA)	(11)	(1,155)
S&P 500®, Strike Price $2,045.00, Expires 10/23/15 (DEUT)	(12)	(1,920)
S&P 500®, Strike Price $2,060.00, Expires 10/02/15 (DEUT)	(12)	(60)

		(28,091)

Put Options — (0.1)%
S&P 500®, Strike Price $1,775.00 , Expires 10/30/15 (DEUT)	(68)	(85,000)
S&P 500®, Strike Price $1,790.00, Expires 10/02/15 (DEUT)	(66)	(990)
S&P 500®, Strike Price $1,815.00, Expires 10/23/15 (MSCS)	(69)	(100,740)
S&P 500®, Strike Price $1,820.00, Expires 10/09/15 (CITIG)	(66)	(36,960)
S&P 500®, Strike Price $1,830.00, Expires 10/02/15 (DEUT)	(68)	(3,740)
S&P 500®, Strike Price $1,835.00, Expires 10/16/15 (BOA)	(66)	(90,420)
S&P 500®, Strike Price $1,840.00, Expires 10/09/15 (CITIG)	(66)	(58,740)
S&P 500®, Strike Price $1,850.00, Expires 10/16/15 (DEUT)	(66)	(134,838)
S&P 500®, Strike Price $1,875.00, Expires 10/23/15 (DEUT)	(66)	(196,680)

		(708,108)

Total Written Options (Premiums received $(1,154,400))		(736,199)

Other Assets in Excess of Liabilities — (18.1)%		(105,269,645)

NET ASSETS — 100.0%		$581,330,385

See Notes to Schedules of Investments.	95

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$259,351,937	$259,351,937	$—	$—
Corporate Bonds	139,403,240	—	139,403,240	—
Foreign Bonds	4,100,137	—	4,100,137	—
Foreign Common Stocks:
Bermuda	2,579,357	2,579,357	—	—
British Virgin Islands	11,827	11,827	—	—
Canada	2,452,338	2,452,338	—	—
Curacao	109,455	109,455	—	—
France	3,498,607	—	3,498,607	—
Ireland	4,526,998	4,526,998	—	—
Japan	256,682	—	256,682	—
Jersey	17,261	17,261	—	—
Liberia	9,533	9,533	—	—
Netherlands	727,893	548,077	179,816	—
Panama	24,751	24,751	—	—
Singapore	33,878	33,878	—	—
Switzerland	816,322	816,322	—	—
United Kingdom	499,655	499,655	—	—
Master Limited Partnership	2,669,522	2,669,522	—	—
Money Market Funds	125,408,093	125,408,093	—	—
Preferred Stocks	24,333,734	24,333,734	—	—
U.S. Treasury Obligations	109,991,332	—	109,991,332	—
Synthetic Convertible Instruments	6,513,677	—	—	6,513,677

Total Assets — Investments in Securities	$687,336,229	$423,392,738	$257,429,814	$6,513,677

Other Financial Instruments***
Forward Foreign Currency Contracts	$1,022	$—	$1,022	$—

Total Assets — Other Financial Instruments	$1,022	$—	$1,022	$—

96	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Written Options	$(736,199)	$(60)	$(736,139)	$—

Total Liabilities — Investments in Securities	$(736,199)	$(60)	$(736,139)	$—

Other Financial Instruments***
Futures Contracts	$(286,440)	$(286,440)	$—	$—

Total Liabilities — Other Financial Instruments	$(286,440)	$(286,440)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

The unobservable inputs used in the fair value measurement of the reporting entity’s preferred stock and synthetic convertible instruments are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Preferred Stock	Synthetic Convertible Instruments
Balance, 12/31/14	$13,851,501	$8,530,038	$5,321,463
Accrued discounts/premiums	—	—	—
Realized gain (loss)	338,476	179,980	158,496
Change in unrealized appreciation (depreciation)	(991,054)	(411,948)	(579,106)
Purchases	9,907,131	2,911,105	6,996,026
Sales	(8,831,017)	(3,447,815)	(5,383,202)
Transfers in to Level 3	—	—	—
Transfers out of Level 3(1)	(7,761,360)	(7,761,360)	—
Maturities	—	—	—
Paydowns	—	—	—

Balance, 09/30/15	$6,513,677	$—	$6,513,677

(1)

Transfers out of Level 3 represent the value of securities at September 30, 2015 that were transferred from Level 3 to Level 1 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

See Notes to Schedules of Investments.	97

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.2%
Consumer Discretionary — 14.1%
Advance Auto Parts, Inc.Δ	2,483	$470,603
Amazon.com, Inc.*	13,041	6,675,557
AutoNation, Inc.*	2,744	159,646
AutoZone, Inc.Δ*	1,049	759,298
Bed Bath & Beyond, Inc.Δ*	5,741	327,352
Best Buy Co., Inc.	10,434	387,310
BorgWarner, Inc.Δ	7,721	321,116
Cablevision Systems Corporation Class AΔ	7,501	243,557
CarMax, Inc.Δ*	7,028	416,901
CBS Corporation Class B	15,109	602,849
Chipotle Mexican Grill, Inc.Δ*	1,062	764,906
Coach, Inc.	9,406	272,116
Comcast Corporation Class A	71,887	4,088,933
Comcast Corporation Special Class AΔ	12,502	715,614
Costco Wholesale Corporation	14,965	2,163,490
D.R. Horton, Inc.	10,960	321,786
Darden Restaurants, Inc.	3,881	266,004
Discovery Communications, Inc. Class AΔ*	5,065	131,842
Discovery Communications, Inc. Class C*	8,821	214,262
Dollar General Corporation	10,030	726,573
Dollar Tree, Inc.Δ*	8,023	534,813
eBay, Inc.*	38,118	931,604
Estee Lauder Cos., Inc. (The) Class AΔ	7,632	615,750
Expedia, Inc.	3,372	396,817
Ford Motor Co.	132,589	1,799,233
Fossil Group, Inc.Δ*	1,323	73,929
GameStop Corporation Class AΔ	3,705	152,683
Gap, Inc. (The)Δ	8,085	230,422
General Motors Co.	49,039	1,472,151
Genuine Parts Co.	5,110	423,568
Goodyear Tire & Rubber Co. (The)	9,194	269,660
H&R Block, Inc.	9,422	341,076
Hanesbrands, Inc.Δ	13,687	396,102
Harley-Davidson, Inc.Δ	7,000	384,300
Harman International Industries, Inc.	2,439	234,120
Hasbro, Inc.Δ	3,818	275,431
Home Depot, Inc. (The)	43,643	5,040,330
Interpublic Group of Cos., Inc. (The)	14,061	268,987
Johnson Controls, Inc.	22,206	918,440
Kohl’s CorporationΔ	6,693	309,953
L Brands, Inc.	8,733	787,105
Leggett & Platt, Inc.	4,728	195,030
Lennar Corporation Class AΔ	5,861	282,090
Lowe’s Cos., Inc.	31,451	2,167,603
Macy’s, Inc.	11,249	577,299
Marriott International, Inc. Class AΔ	6,791	463,146
Mattel, Inc.Δ	11,543	243,096
McDonald’s Corporation	32,029	3,155,817
Mohawk Industries, Inc.*	2,172	394,848
Netflix, Inc.Δ*	14,448	1,491,900
Newell Rubbermaid, Inc.	9,008	357,708
News Corporation Class AΔ	12,950	163,429
News Corporation Class BΔ	3,661	46,934
NIKE, Inc. Class B	23,053	2,834,827
Nordstrom, Inc.	4,794	343,778
Omnicom Group, Inc.	8,278	545,520
O’Reilly Automotive, Inc.*	3,376	844,000
Priceline Group, Inc. (The)*	1,725	2,133,584
PulteGroup, Inc.	10,728	202,437
PVH CorporationΔ	2,811	286,553
Ralph Lauren Corporation	2,056	242,937
Ross Stores, Inc.	14,166	686,626
Scripps Networks Interactive, Inc. Class AΔ	3,148	154,850
Staples, Inc.	21,855	256,359
Starbucks Corporation	50,467	2,868,544
Starwood Hotels & Resorts Worldwide, Inc.	5,742	381,728
Target Corporation	21,341	1,678,683
TEGNA, Inc.	7,742	173,343
Tiffany & Co.Δ	3,840	296,525
Time Warner Cable, Inc.	9,651	1,731,100
Time Warner, Inc.	27,725	1,906,094
TJX Cos., Inc. (The)	22,898	1,635,375
Tractor Supply Co.Δ	4,650	392,088
TripAdvisor, Inc.Δ*	3,802	239,602
Twenty-First Century Fox, Inc. Class A	41,505	1,119,805
Twenty-First Century Fox, Inc. Class B	14,654	396,684
Under Armour, Inc. Class AΔ*	6,121	592,390
Urban Outfitters, Inc.Δ*	3,039	89,286
VF Corporation	11,535	786,802
Wal-Mart Stores, Inc.	53,601	3,475,489
Walt Disney Co. (The)	52,791	5,395,240
Whirlpool Corporation	2,676	394,068
Wyndham Worldwide CorporationΔ	3,971	285,515
Yum! Brands, Inc.	14,642	1,170,628

		78,965,549

Consumer Staples — 7.2%
Archer-Daniels-Midland Co.	20,723	858,968
Campbell Soup Co.Δ	6,071	307,678
Clorox Co. (The)Δ	4,380	506,021
Coca-Cola Co. (The)	133,016	5,336,602
Coca-Cola Enterprises, Inc.	7,129	344,687
Colgate-Palmolive Co.	30,641	1,944,478
ConAgra Foods, Inc.	14,586	590,879
CVS Health Corporation	37,897	3,656,303
Dr. Pepper Snapple Group, Inc.	6,458	510,505
General Mills, Inc.	20,391	1,144,547
Hershey Co. (The)Δ	4,915	451,590
Hormel Foods CorporationΔ	4,597	291,036
J.M. Smucker Co. (The)	3,502	399,543
Kellogg Co.	8,665	576,656
Keurig Green Mountain, Inc.Δ	4,103	213,930
Kimberly-Clark Corporation	12,346	1,346,208
Kraft Heinz Co. (The)	20,249	1,429,174
Kroger Co. (The)	32,927	1,187,677
McCormick & Co., Inc. (Non-Voting Shares)Δ	3,952	324,775
Mead Johnson Nutrition Co.	6,925	487,520
Mondelez International, Inc. Class A	54,796	2,294,309
Monster Beverage Corporation*	5,175	699,350
PepsiCo, Inc.	49,953	4,710,568

98	See Notes to Schedules of Investments.

	Shares	Value
Procter & Gamble Co. (The)	92,243	$6,635,961
Sysco CorporationΔ	18,820	733,415
Tyson Foods, Inc. Class AΔ	10,357	446,387
Walgreens Boots Alliance, Inc.	29,768	2,473,721
Whole Foods Market, Inc.Δ	12,072	382,079

		40,284,567

Energy — 6.6%
Anadarko Petroleum Corporation	17,267	1,042,754
Apache Corporation	12,959	507,474
Baker Hughes, Inc.	14,837	772,117
Cabot Oil & Gas Corporation	14,102	308,270
Cameron International Corporation*	6,562	402,382
Chesapeake Energy CorporationΔ	17,647	129,353
Chevron Corporation	63,973	5,046,190
Cimarex Energy Co.	3,198	327,731
Columbia Pipeline Group, Inc.	10,836	198,190
ConocoPhillips	42,065	2,017,437
CONSOL Energy, Inc.Δ	7,857	76,999
Devon Energy Corporation	13,021	482,949
Diamond Offshore Drilling, Inc.Δ	2,290	39,617
EOG Resources, Inc.	18,669	1,359,103
EQT Corporation	5,184	335,768
Exterran Holdings, Inc.	13	234
Exxon Mobil Corporation	141,750	10,539,113
First Solar, Inc.*	2,565	109,654
FMC Technologies, Inc.*	7,897	244,807
Halliburton Co.	28,923	1,022,428
Helmerich & Payne, Inc.Δ	3,670	173,444
Hess Corporation	8,103	405,636
Kinder Morgan, Inc.	61,096	1,691,137
Marathon Oil CorporationΔ	23,375	359,975
Marathon Petroleum Corporation	18,201	843,252
Murphy Oil CorporationΔ	5,682	137,504
National Oilwell Varco, Inc.Δ	13,040	490,956
Newfield Exploration Co.*	5,484	180,424
Noble Energy, Inc.	14,527	438,425
Occidental Petroleum Corporation	26,037	1,722,348
ONEOK, Inc.	7,110	228,942
Phillips 66Δ	16,277	1,250,725
Pioneer Natural Resources Co.Δ	5,099	620,242
Range Resources CorporationΔ	5,659	181,767
Southwestern Energy Co.Δ*	13,122	166,518
Spectra Energy CorporationΔ	22,624	594,333
Tesoro Corporation	4,141	402,671
Valero Energy Corporation	16,901	1,015,750
Williams Cos., Inc. (The)	23,240	856,394

		36,723,013

Financial Services — 18.7%
Affiliated Managers
Group, Inc.*	1,846	315,648
Aflac, Inc.	14,646	851,372
Alliance Data Systems Corporation*	2,110	546,448
Allstate Corporation (The)	13,617	793,054
American Express Co.	28,918	2,143,691
American International Group, Inc.	43,996	2,499,853
American Tower Corporation REIT	14,431	1,269,639
Ameriprise Financial, Inc.	6,057	661,000
Apartment Investment & Management Co. Class A REIT	5,345	197,872
Assurant, Inc.	2,204	174,138
AvalonBay Communities, Inc. REIT	4,513	788,963
Bank of America Corporation	355,804	5,543,426
Bank of New York Mellon Corporation (The)	37,611	1,472,471
BB&T Corporation	26,372	938,843
Berkshire Hathaway, Inc. Class B*	63,698	8,306,219
BlackRock, Inc.	4,353	1,294,887
Boston Properties, Inc. REIT	5,245	621,008
Capital One Financial Corporation	18,497	1,341,402
CBRE Group, Inc. Class A*	9,902	316,864
Charles Schwab Corporation (The)	40,704	1,162,506
Chubb Corporation (The)	7,688	942,933
Cincinnati Financial Corporation	5,056	272,013
Citigroup, Inc.	102,329	5,076,542
CME Group, Inc.	11,487	1,065,304
Comerica, Inc.	6,109	251,080
Crown Castle International Corporation REIT	11,322	892,966
Discover Financial Services	14,771	767,944
Dun & Bradstreet Corporation (The)	1,233	129,465
E*TRADE Financial Corporation*	9,998	263,247
Equifax, Inc.	3,968	385,610
Equinix, Inc. REITΔ	1,938	529,849
Equity Residential REIT	12,438	934,343
Essex Property Trust, Inc. REIT	2,236	499,567
Fidelity National Information Services, Inc.	9,559	641,218
Fifth Third Bancorp	27,353	517,245
Fiserv, Inc.Δ*	8,034	695,825
Franklin Resources, Inc.	13,249	493,658
General Growth Properties, Inc. REIT	19,850	515,505
Genworth Financial, Inc. Class AΔ*	16,954	78,327
Goldman Sachs Group, Inc. (The)	13,704	2,381,207
Hartford Financial Services Group, Inc. (The)	14,151	647,833
HCP, Inc. REIT	15,708	585,123
Host Hotels & Resorts, Inc. REITΔ	25,203	398,459
Hudson City Bancorp, Inc.	16,424	167,032
Huntington Bancshares, Inc.	27,751	294,161
Intercontinental Exchange, Inc.	3,734	877,453
Iron Mountain, Inc. REITΔ	6,383	198,001
JPMorgan Chase & Co.	125,707	7,664,356
KeyCorp	28,599	372,073
Kimco Realty Corporation REIT	14,037	342,924
Legg Mason, Inc.	3,731	155,247

See Notes to Schedules of Investments.	99

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Leucadia National Corporation	11,518	$233,355
Lincoln National Corporation	8,588	407,586
Loews Corporation	9,770	353,088
M&T Bank CorporationΔ	4,549	554,751
Macerich Co. (The) REIT	4,573	351,298
Marsh & McLennan Cos., Inc.	18,031	941,579
MasterCard, Inc. Class A	33,919	3,056,780
McGraw Hill Financial, Inc.	9,250	800,125
MetLife, Inc.	38,024	1,792,832
Moody’s Corporation	5,883	577,711
Morgan Stanley	51,791	1,631,416
Nasdaq, Inc.	4,073	217,213
Navient Corporation	13,067	146,873
Northern Trust CorporationΔ	7,400	504,384
PayPal Holdings, Inc.*	37,835	1,174,398
People’s United Financial, Inc.Δ	10,672	167,871
Plum Creek Timber Co., Inc. REITΔ	6,028	238,166
PNC Financial Services Group, Inc. (The)	17,447	1,556,272
Principal Financial Group, Inc.	9,386	444,333
Progressive Corporation (The)Δ	19,930	610,655
Prologis, Inc. REIT	17,822	693,276
Prudential Financial, Inc.	15,343	1,169,290
Public Storage REIT	4,990	1,056,034
Realty Income Corporation REITΔ	7,935	376,040
Regions Financial Corporation	44,937	404,882
Simon Property Group, Inc. REIT	10,547	1,937,695
SL Green Realty Corporation REITΔ	3,363	363,742
State Street Corporation	13,949	937,512
SunTrust Banks, Inc.	17,659	675,280
T. Rowe Price Group, Inc.Δ	8,691	604,024
Torchmark Corporation	3,970	223,908
Total System Services, Inc.Δ	5,631	255,816
Travelers Cos., Inc. (The)	10,583	1,053,326
U.S. Bancorp	56,257	2,307,100
Unum Group	8,259	264,949
Ventas, Inc. REIT	11,336	635,496
Visa, Inc. Class AΔ	66,339	4,621,175
Vornado Realty Trust REIT	5,983	540,983
Wells Fargo & Co.	158,758	8,152,223
Welltower, Inc. REIT	11,946	808,983
Western Union Co. (The)Δ	17,238	316,490
Weyerhaeuser Co. REIT	17,620	481,731
Zions Bancorporation	6,966	191,844

		104,108,299

Healthcare — 11.3%
Abbott Laboratories	50,733	2,040,481
AbbVie, Inc.	56,257	3,060,943
Aetna, Inc.	11,901	1,302,088
Agilent Technologies, Inc.	11,229	385,492
Alexion Pharmaceuticals, Inc.*	7,685	1,201,857
Amgen, Inc.	25,804	3,569,209
Anthem, Inc.	8,875	1,242,500
Baxalta, Inc.	18,522	583,628
Baxter International, Inc.Δ	18,522	608,448
Becton, Dickinson and Co.Δ	7,141	947,325
Biogen, Inc.*	7,983	2,329,519
Boston Scientific Corporation*	45,533	747,197
Bristol-Myers Squibb Co.	56,760	3,360,192
C.R. Bard, Inc.	2,538	472,855
Cardinal Health, Inc.	11,132	855,160
Celgene Corporation*	26,916	2,911,504
Cerner Corporation*	10,456	626,942
Cigna Corporation	8,744	1,180,615
DaVita HealthCare Partners, Inc.Δ*	5,774	417,633
DENTSPLY International, Inc.Δ	4,803	242,888
Edwards Lifesciences Corporation*	3,679	523,043
Eli Lilly & Co.	33,210	2,779,345
Express Scripts Holding Co.Δ*	22,933	1,856,656
Gilead Sciences, Inc.	49,877	4,897,423
HCA Holdings, Inc.*	10,872	841,058
Henry Schein, Inc.*	2,862	379,845
Humana, Inc.Δ	5,037	901,623
Intuitive Surgical, Inc.*	1,254	576,313
Johnson & Johnson	94,191	8,792,730
Laboratory Corporation of America Holdings*	3,422	371,184
McKesson Corporation	7,878	1,457,666
Patterson Cos., Inc.Δ	2,919	126,247
PerkinElmer, Inc.	3,875	178,095
Quest Diagnostics, Inc.	4,925	302,740
Regeneron Pharmaceuticals, Inc.*	2,627	1,221,923
St. Jude Medical, Inc.	9,633	607,746
Stryker Corporation	10,722	1,008,940
Tenet Healthcare CorporationΔ*	3,361	124,088
Thermo Fisher Scientific, Inc.	13,512	1,652,247
UnitedHealth Group, Inc.	32,422	3,761,276
Universal Health Services, Inc. Class B	3,109	388,034
Varian Medical Systems, Inc.Δ*	3,413	251,811
Vertex Pharmaceuticals, Inc.*	8,282	862,488
Zimmer Biomet Holdings, Inc.	5,816	546,297
Zoetis, Inc.	15,594	642,161

		63,137,455

Materials & Processing — 3.0%
Air Products & Chemicals, Inc.	6,595	841,390
Airgas, Inc.Δ	2,308	206,174
Alcoa, Inc.Δ	44,446	429,348
Ball Corporation	4,684	291,345
CF Industries Holdings, Inc.	8,015	359,873
Dow Chemical Co. (The)	39,364	1,669,034
E.I. du Pont de Nemours & Co.	30,801	1,484,608
Eastman Chemical Co.	5,099	330,007
Ecolab, Inc.	9,005	988,029
Fastenal Co.Δ	9,869	361,304
FMC CorporationΔ	4,552	154,358
Freeport-McMoRan, Inc.Δ	38,656	374,577
International Flavors & Fragrances, Inc.Δ	2,757	284,688
International Paper Co.	14,240	538,129
Martin Marietta Materials, Inc.Δ	2,287	347,510
Masco Corporation	11,611	292,365
Monsanto Co.	15,902	1,357,077
Mosaic Co. (The)	11,445	356,054
Newmont Mining Corporation	17,855	286,930
Nucor CorporationΔ	10,932	410,497
Owens-Illinois, Inc.*	5,595	115,928

100	See Notes to Schedules of Investments.

	Shares	Value
PPG Industries, Inc.	9,198	$806,573
Praxair, Inc.Δ	9,751	993,237
Precision Castparts Corporation	4,689	1,077,110
Sealed Air Corporation	6,950	325,816
Sherwin-Williams Co. (The)	2,677	596,382
Sigma-Aldrich Corporation	4,093	568,599
Vulcan Materials Co.	4,514	402,649
WestRock Co.	8,849	455,192

		16,704,783

Producer Durables — 10.0%
3M Co.	21,238	3,010,911
ADT Corporation (The)Δ	5,832	174,377
American Airlines Group, Inc.	22,861	887,693
AMETEK, Inc.	8,236	430,907
Automatic Data Processing, Inc.	15,797	1,269,447
Avery Dennison Corporation	3,088	174,688
Boeing Co. (The)	21,720	2,844,234
C.H. Robinson Worldwide, Inc.	4,821	326,767
Caterpillar, Inc.Δ	20,476	1,338,311
Cintas Corporation	3,026	259,479
CSX Corporation	33,475	900,477
Cummins, Inc.	5,676	616,300
Danaher Corporation	20,212	1,722,265
Deere & Co.Δ	10,600	784,400
Delta Air Lines, Inc.	27,084	1,215,259
Dover CorporationΔ	5,398	308,658
Emerson Electric Co.Δ	22,381	988,569
Expeditors International of Washington, Inc.	6,320	297,356
FedEx Corporation	8,973	1,291,933
FLIR Systems, Inc.	4,772	133,568
Flowserve Corporation	4,590	188,833
Fluor Corporation	4,879	206,626
General Dynamics Corporation	10,315	1,422,954
General Electric Co.	343,288	8,657,723
Honeywell International, Inc.	26,607	2,519,417
Illinois Tool Works, Inc.	11,195	921,460
J.B. Hunt Transport Services, Inc.Δ	3,121	222,839
Jacobs Engineering Group, Inc.*	4,104	153,613
Joy Global, Inc.Δ	3,320	49,568
Kansas City Southern	3,767	342,345
L-3 Communications Holdings, Inc.	2,708	283,040
Lockheed Martin Corporation	9,099	1,886,314
Norfolk Southern Corporation	10,239	782,260
Northrop Grumman Corporation	6,372	1,057,433
PACCAR, Inc.	12,141	633,396
Parker-Hannifin CorporationΔ	4,677	455,072
Paychex, Inc.Δ	10,971	522,549
Pitney Bowes, Inc.Δ	6,878	136,528
Quanta Services, Inc.Δ*	6,770	163,902
Raytheon Co.	10,285	1,123,739
Republic Services, Inc.Δ	8,171	336,645
Robert Half International, Inc.	4,610	235,848
Rockwell Automation, Inc.Δ	4,546	461,283
Rockwell Collins, Inc.	4,447	363,942
Roper Technologies, Inc.	3,437	538,578
Ryder System, Inc.Δ	1,813	134,235
Snap-on, Inc.	1,986	299,767
Southwest Airlines Co.	22,442	853,694
Stanley Black & Decker, Inc.	5,168	501,193
Stericycle, Inc.*	2,898	403,720
Textron, Inc.	9,493	357,316
Union Pacific Corporation	29,495	2,607,653
United Continental Holdings, Inc.*	12,780	677,979
United Parcel Service, Inc. Class B	23,735	2,342,407
United Rentals, Inc.Δ*	3,295	197,865
United Technologies Corporation	28,108	2,501,331
W.W. Grainger, Inc.Δ	2,062	443,351
Waste Management, Inc.Δ	14,362	715,371
Waters Corporation*	2,835	335,125
Xerox Corporation	34,168	332,455
Xylem, Inc.	6,226	204,524

		55,549,492

Technology — 17.6%
Activision Blizzard, Inc.Δ	17,004	525,254
Adobe Systems, Inc.*	16,920	1,391,162
Akamai Technologies, Inc.*	6,108	421,819
Altera Corporation	10,289	515,273
Amphenol Corporation Class A	10,422	531,105
Analog Devices, Inc.	10,692	603,136
Apple, Inc.	193,904	21,387,611
Applied Materials, Inc.	40,902	600,850
Autodesk, Inc.*	7,788	343,762
Broadcom Corporation Class A	19,017	978,044
CA, Inc.Δ	10,478	286,049
Cisco Systems, Inc.	173,086	4,543,508
Citrix Systems, Inc.*	5,460	378,269
Cognizant Technology Solutions Corporation Class A*	20,813	1,303,102
Computer Sciences Corporation	4,635	284,496
Corning, Inc.	41,741	714,606
Electronic Arts, Inc.*	10,640	720,860
EMC Corporation	65,459	1,581,489
F5 Networks, Inc.Δ*	2,370	274,446
Facebook, Inc. Class A*	76,836	6,907,556
Google, Inc. Class A*	9,857	6,292,413
Google, Inc. Class C*	10,057	6,118,880
Harris Corporation	4,168	304,889
Hewlett-Packard Co.	61,454	1,573,837
Intel Corporation	161,690	4,873,337
International Business Machines Corporation	30,638	4,441,591
Intuit, Inc.	9,477	841,084
Juniper Networks, Inc.	11,925	306,592
KLA-Tencor Corporation	5,346	267,300
Lam Research CorporationΔ	5,316	347,294
Linear Technology CorporationΔ	8,166	329,498
Microchip Technology, Inc.Δ	7,210	310,679
Micron Technology, Inc.*	36,381	544,987
Microsoft Corporation	271,938	12,035,976
Motorola Solutions, Inc.Δ	5,392	368,705
NetApp, Inc.Δ	10,228	302,749
NVIDIA CorporationΔ	17,570	433,101
Oracle Corporation	110,568	3,993,716
Qorvo, Inc.*	5,022	226,241
QUALCOMM, Inc.	53,462	2,872,513
Red Hat, Inc.*	6,261	450,041
salesforce.com, Inc.*	21,096	1,464,695
SanDisk Corporation	6,850	372,161

See Notes to Schedules of Investments.	101

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Skyworks Solutions, Inc.Δ	6,534	$550,228
Symantec Corporation	23,464	456,844
Teradata CorporationΔ*	4,952	143,410
Texas Instruments, Inc.	34,947	1,730,576
VeriSign, Inc.Δ*	3,402	240,045
Western Digital Corporation	7,841	622,889
Xilinx, Inc.	8,664	367,354
Yahoo!, Inc.*	29,366	848,971

		98,324,993

Utilities — 5.7%
AES Corporation	23,299	228,097
AGL Resources, Inc.	4,072	248,555
Ameren Corporation	8,286	350,249
American Electric Power Co., Inc.	16,673	948,027
AT&T, Inc.	209,220	6,816,388
CenterPoint Energy, Inc.	14,671	264,665
CenturyLink, Inc.	19,042	478,335
CMS Energy CorporationΔ	9,409	332,326
Consolidated Edison, Inc.Δ	10,013	669,369
Dominion Resources, Inc.Δ	20,138	1,417,312
DTE Energy Co.	6,042	485,595
Duke Energy Corporation	23,463	1,687,928
Edison International	11,128	701,843
Entergy Corporation	6,152	400,495
Eversource EnergyΔ	10,798	546,595
Exelon Corporation	29,352	871,754
FirstEnergy Corporation	14,452	452,492
Frontier Communications CorporationΔ	39,005	185,274
Level 3 Communications, Inc.*	9,726	424,929
NextEra Energy, Inc.	15,571	1,518,951
NiSource, Inc.	10,836	201,008
NRG Energy, Inc.Δ	10,926	162,251
Pepco Holdings, Inc.	8,644	209,358
PG&E Corporation	16,533	872,942
Pinnacle West Capital Corporation	3,771	241,872
PPL Corporation	22,787	749,464
Public Service Enterprise Group, Inc.	17,045	718,617
SCANA CorporationΔ	4,864	273,649
Sempra Energy	8,051	778,693
Southern Co. (The)Δ	30,990	1,385,253
TECO Energy, Inc.	8,072	211,971
Verizon Communications, Inc.	138,183	6,012,342
WEC Energy Group, Inc.	10,798	563,872
Xcel Energy, Inc.	17,243	610,575

		32,021,046

Total Common Stocks (Cost $413,107,113)		525,819,197

FOREIGN COMMON STOCKS — 3.8%
Bermuda — 0.1%
Invesco, Ltd.	14,486	452,398
Signet Jewelers, Ltd.	2,719	370,137

		822,535

British Virgin Islands — 0.1%
Michael Kors Holdings, Ltd.Δ*	6,683	282,290

Curacao — 0.5%
Schlumberger, Ltd.	42,970	2,963,641

Ireland — 1.6%
Accenture PLC Class A	21,255	2,088,516
Allegion PLCΔ	3,292	189,817
Eaton Corporation PLC	15,866	813,926
Ingersoll-Rand PLC	9,020	457,945
Mallinckrodt PLC*	3,998	255,632
Medtronic PLC	48,040	3,215,798
Pentair PLCΔ	6,020	307,261
Seagate Technology PLCΔ	10,285	460,768
Tyco International PLC	14,372	480,887
XL Group PLC	10,319	374,786

		8,645,336

Jersey — 0.1%
Delphi Automotive PLC	9,648	733,634

Liberia — 0.1%
Royal Caribbean Cruises, Ltd.	5,835	519,840

Netherlands — 0.3%
LyondellBasell Industries NV
Class AΔ	12,669	1,056,088
Mylan NVΔ*	13,968	562,352

		1,618,440

Panama — 0.1%
Carnival Corporation	15,746	782,576

Singapore — 0.2%
Avago Technologies, Ltd.	8,841	1,105,213

Switzerland — 0.4%
ACE, Ltd.Δ	10,970	1,134,298
Garmin, Ltd.Δ	4,121	147,862
TE Connectivity, Ltd.	13,721	821,751
Transocean, Ltd.Δ	11,608	149,975

		2,253,886

United Kingdom — 0.3%
Aon PLC	9,464	838,605
Ensco PLC Class AΔ	7,992	112,527
Nielsen Holdings PLCΔ	12,453	553,785

		1,504,917

Total Foreign Common Stocks (Cost $20,404,433)		21,232,308

MONEY MARKET FUNDS — 10.6%
GuideStone Money Market Fund (Investor Class)¥	10,011,696	10,011,696
Northern Institutional Liquid Assets Portfolio§	49,344,985	49,344,985

Total Money Market Funds (Cost $59,356,681)		59,356,681

	Par
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.02%, 10/08/15	$25,000	25,000
0.05%, 10/08/15	535,000	534,998

Total U.S. Treasury Obligations (Cost $559,995)		559,998

TOTAL INVESTMENTS — 108.7% (Cost $493,428,222)		606,968,184
Liabilities in Excess of Other Assets — (8.7)%		(48,484,644)

NET ASSETS — 100.0%		$558,483,540

102	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$525,819,197	$525,819,197	$—	$—
Foreign Common Stocks	21,232,308	21,232,308	—	—
Money Market Funds	59,356,681	59,356,681	—	—
U.S. Treasury Obligations	559,998	—	559,998	—

Total Assets — Investments in Securities	$606,968,184	$606,408,186	$559,998	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(164,759)	$(164,759)	$—	$—

Total Liabilities — Other Financial Instruments	$(164,759)	$(164,759)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

See Notes to Schedules of Investments.	103

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS — 86.8%
Consumer Discretionary — 9.3%
Big Lots, Inc.Δ	5,047	$241,852
Comcast Corporation Class A	207,819	11,820,745
Comcast Corporation Special Class AΔ	1,143	65,425
Cooper Tire & Rubber Co.Δ	54,951	2,171,114
Dana Holding CorporationΔ	401,295	6,372,565
DISH Network Corporation Class A*	2,256	131,615
eBay, Inc.*	166,530	4,069,993
Foot Locker, Inc.Δ	31,620	2,275,691
Ford Motor Co.	925,344	12,556,918
Gap, Inc. (The)Δ	206,500	5,885,250
General Motors Co.	115,809	3,476,586
Goodyear Tire & Rubber Co. (The)	45,417	1,332,081
Home Depot, Inc. (The)	64,608	7,461,578
J.C. Penney Co., Inc.Δ*	560,900	5,210,761
Johnson Controls, Inc.Δ	260,928	10,791,982
Lear Corporation	43,648	4,748,029
Lennar Corporation Class AΔ	156,651	7,539,613
Macy’s, Inc.	50,730	2,603,464
NVR, Inc.Δ*	500	762,610
Target Corporation	18,866	1,484,000
Time Warner, Inc.	12,903	887,081
Twenty-First Century Fox, Inc. Class A	13,359	360,426
Twenty-First Century Fox, Inc. Class BΔ	4,956	134,159
Wal-Mart Stores, Inc.	271,093	17,577,670

		109,961,208

Consumer Staples — 3.3%
Archer-Daniels-Midland Co.	20,150	835,218
Cal-Maine Foods, Inc.	1,534	83,772
Colgate-Palmolive Co.Δ	3,535	224,331
CVS Health Corporation	2,717	262,136
Dr. Pepper Snapple Group, Inc.	49,530	3,915,346
Ingredion, Inc.Δ	14,760	1,288,696
Kimberly-Clark Corporation	2,403	262,023
Kroger Co. (The)	127,856	4,611,766
Mondelez International, Inc. Class A	52,359	2,192,271
PepsiCo, Inc.	111,775	10,540,383
Procter & Gamble Co. (The)Δ	87,253	6,276,981
Sysco CorporationΔ	146,700	5,716,899
Walgreens Boots Alliance, Inc.	23,435	1,947,448
Whole Foods Market, Inc.Δ	24,160	764,664

		38,921,934

Energy — 7.7%
Anadarko Petroleum Corporation	16,317	985,384
Apache Corporation	11,937	467,453
Baker Hughes, Inc.	106,103	5,521,600
Chesapeake Energy CorporationΔ	319,100	2,339,003
Chevron Corporation	146,954	11,591,732
ConocoPhillips	200,997	9,639,816
Devon Energy Corporation	13,035	483,468
Dril-Quip, Inc.Δ*	7,559	440,085
EOG Resources, Inc.	27,296	1,987,149
Exxon Mobil Corporation	230,035	17,103,102
Halliburton Co.	27,336	966,328
Helmerich & Payne, Inc.Δ	11,350	536,401
Hess Corporation	8,930	447,036
Kinder Morgan, Inc.	57,539	1,592,680
Marathon Oil CorporationΔ	80,820	1,244,628
Marathon Petroleum Corporation	124,595	5,772,486
National Oilwell Varco, Inc.Δ	19,810	745,846
Occidental Petroleum Corporation	145,302	9,611,727
Oceaneering International, Inc.Δ	52,023	2,043,463
Oil States International, Inc.*	82,460	2,154,680
PBF Energy, Inc. Class AΔ	11,375	321,116
Phillips 66	17,470	1,342,395
Spectra Energy CorporationΔ	21,736	571,005
Tesoro Corporation	50,822	4,941,931
Valero Energy CorporationΔ	105,969	6,368,737
Western Refining, Inc.	32,400	1,429,488

		90,648,739

Financial Services — 25.9%
Aflac, Inc.	30,372	1,765,524
Allstate Corporation (The)	100,357	5,844,792
Ally Financial, Inc.*	151,830	3,094,295
American Express Co.	184,652	13,688,253
American International Group, Inc.	336,387	19,113,509
Ameriprise Financial, Inc.	74,668	8,148,519
Assurant, Inc.	25,190	1,990,262
Bank of America Corporation	1,576,091	24,555,498
Bank of New York Mellon Corporation (The)	32,198	1,260,552
BB&T Corporation	24,922	887,223
Berkshire Hathaway, Inc. Class B*	55,956	7,296,662
BlackRock, Inc.	2,776	825,777
Capital One Financial Corporation	219,924	15,948,888
CBL & Associates Properties, Inc. REIT	76,086	1,046,182
CBRE Group, Inc. Class A*	101,256	3,240,192
Charles Schwab Corporation (The)	10,991	313,903
Chubb Corporation (The)	7,417	909,695
Citigroup, Inc.	708,505	35,148,933
CME Group, Inc.	10,292	954,480
Discover Financial Services	14,332	745,121
Equity Residential REIT	11,714	879,956
FactSet Research Systems, Inc.	3,250	519,382
Franklin Resources, Inc.	12,639	470,929
Goldman Sachs Group, Inc. (The)	30,807	5,353,024
Hartford Financial Services Group, Inc. (The)	239,765	10,976,442
Host Hotels & Resorts, Inc. REITΔ	63,460	1,003,303
Huntington Bancshares, Inc.	250,220	2,652,332
Intercontinental Exchange, Inc.	18,105	4,254,494
Jones Lang LaSalle, Inc.	8,047	1,156,917
JPMorgan Chase & Co.	704,806	42,972,022
Lincoln National Corporation	41,880	1,987,625
Marsh & McLennan Cos., Inc.Δ	6,930	361,885
McGraw Hill Financial, Inc.	21,700	1,877,050
MetLife, Inc.	30,187	1,423,317
Moody’s Corporation	41,970	4,121,454

104	See Notes to Schedules of Investments.

	Shares	Value
Morgan Stanley	100,913	$3,178,760
PNC Financial Services Group, Inc. (The)Δ	16,724	1,491,781
Prudential Financial, Inc.	24,222	1,845,959
Public Storage REIT	427	90,366
Reinsurance Group of America, Inc.	13,890	1,258,295
RLJ Lodging Trust REITΔ	30,900	780,843
State Street Corporation	280,961	18,883,389
SunTrust Banks, Inc.	9,060	346,454
T. Rowe Price Group, Inc.Δ	45,300	3,148,350
Travelers Cos., Inc. (The)Δ	142,680	14,200,940
U.S. BancorpΔ	53,924	2,211,423
Unum Group	60,120	1,928,650
Voya Financial, Inc.	110,600	4,287,962
Wells Fargo & Co.	424,050	21,774,967
Zions BancorporationΔ	94,300	2,597,022

		304,813,553

Healthcare — 8.6%
Abbott Laboratories	47,895	1,926,337
Aetna, Inc.	16,750	1,832,617
Amgen, Inc.	11,680	1,615,578
Anthem, Inc.Δ	113,341	15,867,740
Baxalta, Inc.	6,479	204,153
Baxter International, Inc.Δ	6,479	212,835
Cardinal Health, Inc.	56,346	4,328,500
Cigna Corporation	44,511	6,009,875
Express Scripts Holding Co.*	3,479	281,660
Gilead Sciences, Inc.	83,784	8,226,751
HCA Holdings, Inc.*	9,473	732,831
Humana, Inc.	333	59,607
Johnson & Johnson	433,700	40,485,895
McKesson Corporation	21,860	4,044,756
Quest Diagnostics, Inc.	39,100	2,403,477
Stryker CorporationΔ	12,256	1,153,289
Thermo Fisher Scientific, Inc.	8,471	1,035,834
United Therapeutics CorporationΔ*	29,020	3,808,585
UnitedHealth Group, Inc.Δ	61,884	7,179,163

		101,409,483

Materials & Processing — 1.9%
Air Products & Chemicals, Inc.	1,269	161,899
Allegheny Technologies, Inc.Δ	176,485	2,502,557
CF Industries Holdings, Inc.	79,250	3,558,325
Chemours Co. (The)Δ	3,183	20,594
Domtar CorporationΔ	10,360	370,370
Dow Chemical Co. (The)Δ	32,249	1,367,358
E.I. du Pont de Nemours & Co.Δ	15,615	752,643
International Paper Co.	64,570	2,440,100
Mosaic Co. (The)	49,620	1,543,678
Praxair, Inc.	1,535	156,355
Precision Castparts Corporation	3,554	816,390
Sealed Air CorporationΔ	173,248	8,121,866
Southern Copper CorporationΔ	2,315	61,857

		21,873,992

Producer Durables — 11.7%
ADT Corporation (The)Δ	112,635	3,367,786
Alaska Air Group, Inc.	56,420	4,482,569
Automatic Data Processing, Inc.	2,974	238,991
Caterpillar, Inc.Δ	16,081	1,051,054
CSX Corporation	23,420	629,998
Cummins, Inc.	1,482	160,916
Danaher Corporation	15,509	1,321,522
Deere & Co.Δ	72,873	5,392,602
Delta Air Lines, Inc.	92,880	4,167,526
Emerson Electric Co.Δ	187,394	8,277,193
FedEx Corporation	29,093	4,188,810
General Dynamics Corporation	76,219	10,514,411
General Electric Co.	793,876	20,021,553
Honeywell International, Inc.	66,900	6,334,761
Huntington Ingalls Industries, Inc.	17,610	1,886,911
JetBlue Airways Corporation*	37,030	954,263
Lockheed Martin CorporationΔ	2,489	515,995
Norfolk Southern CorporationΔ	142,201	10,864,156
Northrop Grumman Corporation	36,335	6,029,793
Raytheon Co.	9,793	1,069,983
Southwest Airlines Co.Δ	81,108	3,085,348
Spirit AeroSystems Holdings, Inc. Class A*	59,470	2,874,780
Stanley Black & Decker, Inc.	101,200	9,814,376
Terex Corporation	191,360	3,432,998
Textron, Inc.	237,395	8,935,548
Trinity Industries, Inc.Δ	44,334	1,005,052
Triumph Group, Inc.	15,510	652,661
United Continental Holdings, Inc.*	71,900	3,814,295
United Technologies Corporation	142,212	12,655,446
Waste Management, Inc.Δ	13,383	666,607

		138,407,904

Technology — 12.1%
Apple, Inc.	36,800	4,059,040
Applied Materials, Inc.	270,720	3,976,877
Aspen Technology, Inc.Δ*	31,664	1,200,382
Avnet, Inc.	8,690	370,889
Broadcom Corporation Class A	16,429	844,944
Cisco Systems, Inc.	504,277	13,237,271
Corning, Inc.	284,236	4,866,120
Cypress Semiconductor CorporationΔ*	158,100	1,347,012
EMC Corporation	57,371	1,386,083
Hewlett-Packard Co.Δ	58,482	1,497,724
Intel Corporation	727,326	21,921,606
International Business Machines Corporation	13,006	1,885,480
Jabil Circuit, Inc.	110,382	2,469,245
Juniper Networks, Inc.	66,900	1,719,999
Micron Technology, Inc.*	32,546	487,539
Microsoft Corporation	728,545	32,245,402
NetApp, Inc.Δ	67,900	2,009,840
Oracle Corporation	341,006	12,317,137
QUALCOMM, Inc.	209,638	11,263,850
Symantec Corporation	242,173	4,715,108
Texas Instruments, Inc.	165,100	8,175,752
VeriSign, Inc.Δ*	51,968	3,666,862
Western Digital Corporation	80,325	6,381,018
Yahoo!, Inc.*	30,158	871,868

		142,917,048

Utilities — 6.3%
AES Corporation	886,793	8,681,703

See Notes to Schedules of Investments.	105

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
American Electric Power Co., Inc.	146,451	$8,327,204
AT&T, Inc.Δ	648,358	21,123,504
Dominion Resources, Inc.Δ	18,110	1,274,582
Duke Energy CorporationΔ	22,283	1,603,039
Edison International	82,973	5,233,107
Entergy CorporationΔ	65,000	4,231,500
Exelon Corporation	47,335	1,405,849
NextEra Energy, Inc.	14,209	1,386,088
PG&E Corporation	15,416	813,965
Public Service Enterprise Group, Inc.	78,280	3,300,285
Southern Co. (The)Δ	29,387	1,313,599
T-Mobile US, Inc.*	8,861	352,756
Verizon Communications, Inc.	362,759	15,783,644

		74,830,825

Total Common Stocks (Cost $910,693,592)		1,023,784,686

FOREIGN COMMON STOCKS — 9.9%
Bermuda — 1.1%
Assured Guaranty, Ltd.	104,458	2,611,450
AXIS Capital Holdings, Ltd.	13,580	729,518
Bunge, Ltd.	48,260	3,537,458
Everest Re Group, Ltd.	13,840	2,399,026
Nabors Industries, Ltd.Δ	399,079	3,771,296

		13,048,748

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.*	9,683	409,010

Canada — 0.1%
Thomson Reuters CorporationΔ	10,458	421,039

Cayman Islands — 0.3%
Herbalife, Ltd.Δ*	61,900	3,373,550

Curacao — 0.2%
Schlumberger, Ltd.	35,868	2,473,816

France — 1.1%
Sanofi ADRΔ	281,000	13,339,070

Guernsey — 0.1%
Amdocs, Ltd.	25,920	1,474,330

Ireland — 3.0%
CRH PLC ADRΔ	360,400	9,565,016
Eaton Corporation PLC	15,013	770,167
Medtronic PLC	252,460	16,899,672
Pentair PLCΔ	66,664	3,402,531
Tyco International PLC	148,270	4,961,114

		35,598,500

Jersey — 1.1%
Delphi Automotive PLC	171,490	13,040,100

Netherlands — 0.2%
AerCap Holdings NV*	7,457	285,156
LyondellBasell Industries NV Class A	18,990	1,583,006
Mylan NVΔ*	2,026	81,567

		1,949,729

Panama — 0.1%
Carnival Corporation	13,536	672,739

Singapore — 0.2%
Flextronics International, Ltd.*	224,490	2,366,124

Switzerland — 0.2%
ACE, Ltd.Δ	10,505	1,086,217
Transocean, Ltd.Δ	79,116	1,022,179

		2,108,396

United Kingdom — 2.2%
BP PLC ADR	233,700	7,141,872
Ensco PLC Class AΔ	297,348	4,186,660
GlaxoSmithKline PLC ADRΔ	249,000	9,574,050
Noble Corporation PLCΔ	374,150	4,081,976
Rowan Cos. PLC Class AΔ	67,100	1,083,665

		26,068,223

Total Foreign Common Stocks (Cost $124,948,956)		116,343,374

MONEY MARKET FUNDS — 14.8%
GuideStone Money Market Fund (Investor Class)¥	32,803,682	32,803,682
Northern Institutional Liquid Assets Portfolio§	141,480,619	141,480,619

Total Money Market Funds (Cost $174,284,301)		174,284,301

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
0.45%, 10/08/15 (Cost $649,994)	$650,000	649,998

TOTAL INVESTMENTS — 111.5% (Cost $1,210,576,843)		1,315,062,359
Liabilities in Excess of Other Assets — (11.5)%		(136,086,723)

Net Assets — 100.0%		$1,178,975,636

106	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,023,784,686	$1,023,784,686	$—	$—
Foreign Common Stocks	116,343,374	116,343,374	—	—
Money Market Funds	174,284,301	174,284,301	—	—
U.S. Treasury Obligation	649,998	—	649,998	—

Total Assets — Investments in Securities	$1,315,062,359	$1,314,412,361	$649,998	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(654,584)	$(654,584)	$—	$—

Total Liabilities — Other Financial Instruments	$(654,584)	$(654,584)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

See Notes to Schedules of Investments.	107

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS — 85.3%
Consumer Discretionary — 16.8%
Amazon.com, Inc.*	81,722	$41,832,675
Chipotle Mexican Grill, Inc.*	23,000	16,565,750
Costco Wholesale Corporation	58,513	8,459,224
Discovery Communications, Inc. Class AΔ*	75,094	1,954,697
Discovery Communications, Inc. Class CΔ*	129,198	3,138,219
Dollar Tree, Inc.Δ*	102,888	6,858,514
eBay, Inc.Δ*	377,503	9,226,173
Estee Lauder Cos., Inc. (The) Class AΔ	109,715	8,851,806
L Brands, Inc.	105,422	9,501,685
Liberty Interactive Corporation QVC Group Class AΔ*	461,875	12,114,981
Lowe’s Cos., Inc.	64,836	4,468,497
NIKE, Inc. Class B	200,090	24,605,067
Priceline Group, Inc. (The)*	13,153	16,268,420
Starbucks Corporation	345,414	19,633,332
Tesla Motors, Inc.Δ*	11,117	2,761,463
TripAdvisor, Inc.Δ*	197,362	12,437,753
Under Armour, Inc. Class AΔ*	47,498	4,596,857
Walt Disney Co. (The)	78,226	7,994,697
Yum! Brands, Inc.	79,876	6,386,086

		217,655,896

Consumer Staples — 4.9%
Coca-Cola Co. (The)	257,970	10,349,756
CVS Health Corporation	58,822	5,675,147
Mead Johnson Nutrition Co.	102,492	7,215,437
Monster Beverage Corporation*	94,115	12,718,701
Procter & Gamble Co. (The)	130,021	9,353,711
Walgreens Boots Alliance, Inc.	152,892	12,705,325
Whole Foods Market, Inc.Δ	159,000	5,032,350

		63,050,427

Energy — 0.8%
FMC Technologies, Inc.*	324,177	10,049,487

Financial Services — 14.7%
American Express Co.	48,372	3,585,816
Charles Schwab Corporation (The)	803,912	22,959,727
Crown Castle International Corporation REIT	150,496	11,869,619
Equinix, Inc. REITΔ	50,032	13,678,749
FactSet Research Systems, Inc.	37,344	5,967,945
FleetCor Technologies, Inc.*	67,513	9,291,139
Greenhill & Co., Inc.Δ	31,836	906,371
Intercontinental Exchange, Inc.	40,232	9,454,118
LendingClub CorporationΔ*	414,000	5,477,220
MasterCard, Inc. Class A	143,699	12,950,154
PayPal Holdings, Inc.*	311,421	9,666,508
SEI Investments Co.	192,595	9,288,857
Visa, Inc. Class AΔ	1,076,593	74,995,468

		190,091,691

Healthcare — 14.1%
Alexion Pharmaceuticals, Inc.*	95,923	15,001,398
Amgen, Inc.	45,527	6,297,295
athenahealth, Inc.Δ*	45,000	6,000,750
Biogen, Inc.*	60,428	17,633,495
BioMarin Pharmaceutical, Inc.*	84,000	8,846,880
Bristol-Myers Squibb Co.	127,158	7,527,754
Celgene Corporation*	182,988	19,793,812
Cerner Corporation*	111,000	6,655,560
DaVita HealthCare Partners, Inc.Δ*	86,368	6,246,997
Edwards Lifesciences Corporation*	13,249	1,883,610
Eli Lilly & Co.	32,987	2,760,682
Express Scripts Holding Co.Δ*	121,490	9,835,830
HCA Holdings, Inc.*	68,968	5,335,364
Illumina, Inc.*	63,670	11,194,459
Incyte Corporation*	20,470	2,258,455
Intuitive Surgical, Inc.*	18,613	8,554,162
Pacira Pharmaceuticals, Inc.Δ*	50,602	2,079,742
Regeneron Pharmaceuticals, Inc.*	38,035	17,691,600
UnitedHealth Group, Inc.	61,458	7,129,743
Varian Medical Systems, Inc.Δ*	89,429	6,598,072
Vertex Pharmaceuticals, Inc.*	47,401	4,936,340
Zimmer Biomet Holdings, Inc.Δ	44,714	4,199,986
Zoetis, Inc.	84,463	3,478,186

		181,940,172

Materials & Processing — 2.1%
Ecolab, Inc.	73,388	8,052,131
Fastenal Co.Δ	161,276	5,904,315
Monsanto Co.	90,000	7,680,600
Sherwin-Williams Co. (The)	25,076	5,586,431

		27,223,477

Producer Durables — 4.4%
Automatic Data
Processing, Inc.	33,536	2,694,953
Boeing Co. (The)	44,624	5,843,513
Colfax CorporationΔ*	107,051	3,201,895
Danaher Corporation	110,039	9,376,423
Delta Air Lines, Inc.	93,963	4,216,120
Expeditors International of Washington, Inc.Δ	200,603	9,438,371
National Instruments CorporationΔ	130,574	3,628,652
Stericycle, Inc.Δ*	71,239	9,924,305
United Parcel Service, Inc. Class B	84,652	8,354,306

		56,678,538

Technology — 27.5%
Adobe Systems, Inc.*	141,000	11,593,021
Akamai Technologies, Inc.*	57,357	3,961,074
Amphenol Corporation Class AΔ	151,266	7,708,515
Analog Devices, Inc.	22,357	1,261,158
ANSYS, Inc.Δ*	56,181	4,951,793
Apple, Inc.	134,195	14,801,709
Autodesk, Inc.*	142,681	6,297,939
Cisco Systems, Inc.	532,277	13,972,271
Cognizant Technology Solutions Corporation Class A*	125,036	7,828,504
Electronic Arts, Inc.*	223,214	15,122,749
Facebook, Inc. Class A*	734,244	66,008,536
Google, Inc. Class A*	70,857	45,232,983
Google, Inc. Class C*	41,856	25,466,028
Intuit, Inc.Δ	62,931	5,585,126
LinkedIn Corporation Class A*	69,000	13,118,970
Microsoft Corporation	389,813	17,253,123
NetSuite, Inc.Δ*	38,712	3,247,937
Oracle Corporation	354,357	12,799,375

108	See Notes to Schedules of Investments.

	Shares	Value
Palo Alto Networks, Inc.*	52,123	$8,965,156
QUALCOMM, Inc.	478,328	25,700,564
Rovi Corporation*	7	73
salesforce.com, Inc.*	513,090	35,623,839
Splunk, Inc.Δ*	137,000	7,582,950
Yelp, Inc.Δ*	53,409	1,156,839

		355,240,232

Total Common Stocks (Cost $949,100,485)		1,101,929,920

FOREIGN COMMON STOCKS — 10.5%
Bermuda — 0.6%
Genpact, Ltd.*	266,780	6,298,676
Signet Jewelers, Ltd.	15,447	2,102,800

		8,401,476

Canada — 0.8%
Valeant Pharmaceuticals
International, Inc.Δ*	55,296	9,863,700

China — 3.5%
Alibaba Group Holding, Ltd. ADRΔ*	432,360	25,496,269
Baidu, Inc. ADR*	147,916	20,325,138

		45,821,407

Curacao — 1.1%
Schlumberger, Ltd.	203,228	14,016,635

France — 0.8%
Danone SA ADR	835,760	10,530,576

Liberia — 0.2%
Royal Caribbean Cruises, Ltd.Δ	28,130	2,506,102

Netherlands — 1.6%
ASML Holding NVΔ	70,000	6,158,600
Mobileye NVΔ*	135,171	6,147,577
NXP Semiconductor NVΔ*	93,779	8,165,338

		20,471,515

Switzerland — 1.1%
Novartis AG ADRΔ	150,071	13,794,526

United Kingdom — 0.8%
ARM Holdings PLC ADRΔ	246,981	10,681,928

Total Foreign Common Stocks (Cost $151,399,176)		136,087,865

MONEY MARKET FUNDS — 22.7%
GuideStone Money Market Fund (Investor Class)¥	53,231,938	53,231,938
Northern Institutional Liquid Assets Portfolio§	240,156,075	240,156,075

Total Money Market Funds (Cost $293,388,013)		293,388,013

TOTAL INVESTMENTS — 118.5% (Cost $1,393,887,674)		1,531,405,798
Liabilities in Excess of Other Assets — (18.5)%		(239,073,016)

NET ASSETS — 100.0%		$1,292,332,782

See Notes to Schedules of Investments.	109

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,101,929,920	$1,101,929,920	$—	$—
Foreign Common Stocks	136,087,865	136,087,865	—	—
Money Market Funds	293,388,013	293,388,013	—	—

Total Assets — Investments in Securities	$1,531,405,798	$1,531,405,798	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(863,810)	$(863,810)	$—	$—

Total Liabilities — Other Financial Instruments	$(863,810)	$(863,810)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

110	See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS — 88.5%
Consumer Discretionary — 13.8%
2U, Inc.Δ*	50,666	$1,818,909
Aaron’s, Inc.*	48,700	1,758,557
AMC Networks, Inc. Class AΔ*	4,700	343,899
American Axle & Manufacturing Holdings, Inc.Δ*	81,327	1,621,660
American Eagle Outfitters, Inc.Δ	67,100	1,048,773
Avon Products, Inc.Δ	61,889	201,139
Big Lots, Inc.Δ	36,456	1,746,972
Bravo Brio Restaurant Group, Inc.*	23,053	259,807
Bright Horizons Family Solutions, Inc.*	41,000	2,633,840
Burlington Stores, Inc.Δ*	52,200	2,664,288
Cable One, Inc.Δ*	2,900	1,216,318
Carriage Services, Inc.Δ	28,951	625,052
Cavco Industries, Inc.Δ*	4,420	300,958
Children’s Place, Inc. (The)Δ	2,960	170,703
Columbia Sportswear Co.	7,000	411,530
Cooper Tire & Rubber Co.	52,600	2,078,226
Dana Holding CorporationΔ	26,800	425,584
Dave & Buster’s Entertainment, Inc.*	13,600	514,488
Destination Maternity Corporation	32,000	295,040
Destination XL Group, Inc.Δ*	330,288	1,918,973
Dillard’s, Inc. Class AΔ	3,100	270,909
Dorman Products, Inc.Δ*	21,300	1,083,957
Drew Industries, Inc.Δ*	33,000	1,802,130
Express, Inc.Δ*	66,400	1,186,568
Five Below, Inc.Δ*	18,500	621,230
Fox Factory Holding Corporation*	85,900	1,448,274
Genesco, Inc.*	11,965	682,843
G-III Apparel Group, Ltd.*	43,300	2,669,878
Grand Canyon Education, Inc.*	51,090	1,940,909
Gray Television, Inc.*	22,200	283,272
Iconix Brand Group, Inc.Δ*	15,550	210,236
Inter Parfums, Inc.	29,400	729,414
Kirkland’s, Inc.Δ*	12,800	275,712
Kona Grill, Inc.Δ*	39,620	624,015
La Quinta Holdings, Inc.Δ*	46,200	729,036
Lear Corporation	13,436	1,461,568
Libbey, Inc.Δ	124,520	4,060,597
Lithia Motors, Inc. Class A	12,700	1,372,997
Malibu Boats, Inc. Class A*	54,658	764,119
Mattress Firm Holding CorporationΔ*	25,300	1,056,528
Meritor, Inc.*	68,570	728,899
Monro Muffler Brake, Inc.Δ	30,450	2,056,898
Nutrisystem, Inc.Δ	15,200	403,104
NVR, Inc.Δ*	1,000	1,525,220
Outerwall, Inc.Δ	19,304	1,098,977
Oxford Industries, Inc.Δ	6,100	450,668
Pandora Media, Inc.Δ*	33,500	714,890
Panera Bread Co. Class AΔ*	2,800	541,548
Party City Holdco, Inc.Δ*	10,009	159,844
Pier 1 Imports, Inc.Δ	66,720	460,368
Rentrak CorporationΔ*	5,651	305,550
Restoration Hardware Holdings, Inc.Δ*	3,500	326,585
Ryland Group, Inc. (The)Δ	15,000	612,450
Shutterstock, Inc.Δ*	24,000	725,760
Smith & Wesson Holding Corporation*	103,366	1,743,785
Sotheby’sΔ	38,400	1,228,032
Steven Madden, Ltd.Δ*	32,570	1,192,713
Tower International, Inc.*	59,440	1,412,294
Universal Electronics, Inc.*	82,884	3,483,615
VOXX International CorporationΔ*	71,129	527,777
William Lyon Homes Class AΔ*	45,500	937,300
ZAGG, Inc.Δ*	180,663	1,226,702
Zoe’s Kitchen, Inc.Δ*	8,609	339,969

		67,531,856

Consumer Staples — 1.8%
Andersons, Inc. (The)Δ	22,445	764,477
Blue Buffalo Pet Products, Inc.*	9,800	175,518
Dean Foods Co.	116,872	1,930,725
Diplomat Pharmacy, Inc.Δ*	6,600	189,618
Ingles Markets, Inc. Class AΔ	34,400	1,645,352
Medifast, Inc.Δ*	12,700	341,122
Ollie’s Bargain Outlet Holdings, Inc.*	61,500	994,455
Omega Protein CorporationΔ*	40,450	686,436
Sanderson Farms, Inc.Δ	2,110	144,683
United Natural Foods, Inc.Δ*	36,100	1,751,211

		8,623,597

Energy — 2.3%
American Standard Energy Corporation@*	8,702	13
Atwood Oceanics, Inc.Δ	123,834	1,833,982
CARBO Ceramics, Inc.Δ	45,700	867,843
Gulfport Energy Corporation*	44,600	1,323,728
Hornbeck Offshore Services, Inc.Δ*	29,150	394,399
Matador Resources Co.Δ*	25,700	533,018
Oil States International, Inc.*	17,700	462,501
PBF Energy, Inc. Class AΔ	51,875	1,464,431
PDC Energy, Inc.Δ*	12,300	652,023
REX American Resources CorporationΔ*	5,790	293,090
Ring Energy, Inc.Δ*	153,959	1,519,575
RSP Permian, Inc.Δ*	43,220	875,205
Stone Energy CorporationΔ*	96,500	478,640
Synergy Resources CorporationΔ*	52,170	511,266

		11,209,714

Financial Services — 20.0%
American Equity Investment Life Holding Co.Δ	6,200	144,522
AMERISAFE, Inc.	74,665	3,713,090
AmTrust Financial Services, Inc.Δ	34,170	2,152,027
Armada Hoffler Properties, Inc. REIT	88,539	865,026
Ashford Hospitality Prime, Inc. REIT	118,761	1,666,217
Ashford Hospitality Trust, Inc. REIT	253,655	1,547,296
Assurant, Inc.	31,300	2,473,013
Banc of California, Inc.	23,786	291,854
BancFirst CorporationΔ	6,110	385,541
Bancorp, Inc. (The)Δ*	100,500	765,810
Bank of the Ozarks, Inc.Δ	8,600	376,336
Berkshire Hills Bancorp, Inc.	44,610	1,228,559

See Notes to Schedules of Investments.	111

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Blackhawk Network Holdings, Inc.*	37,300	$1,581,147
BlackRock Capital Investment CorporationΔ	55,828	494,636
Cardinal Financial Corporation	47,350	1,089,524
Cardtronics, Inc.Δ*	40,500	1,324,350
Cash America International, Inc.Δ	74,960	2,096,631
Cathay General BancorpΔ	16,000	479,360
CBL & Associates Properties, Inc. REIT	140,510	1,932,012
CenterState Banks, Inc.	3,800	55,860
Chemical Financial Corporation	25,901	837,897
Community Bank System, Inc.Δ	23,000	854,910
Compass Diversified Holdings	198,685	3,202,802
CoreSite Realty Corporation REITΔ	40,154	2,065,522
Cowen Group, Inc. Class AΔ*	33,270	151,711
Customers Bancorp, Inc.*	42,670	1,096,619
Encore Capital Group, Inc.Δ*	10,290	380,730
Enterprise Financial Services Corporation	15,749	396,402
EverBank Financial Corporation	32,290	623,197
FBL Financial Group, Inc. Class AΔ	10,400	639,808
FBR & Co.Δ	16,480	336,522
Federal Agricultural Mortgage Corporation Class CΔ	1,480	38,376
Fidelity Southern Corporation	49,787	1,052,497
Financial Engines, Inc.Δ	37,500	1,105,125
First Commonwealth Financial CorporationΔ	59,400	539,946
First Defiance Financial Corporation	3,320	121,379
First Niagara Financial Group, Inc.Δ	221,080	2,257,227
Flagstar Bancorp, Inc.Δ*	98,800	2,031,328
FNB CorporationΔ	43,200	559,440
Genworth Financial, Inc. Class AΔ*	158,839	733,836
Global Payments, Inc.	12,000	1,376,760
Gramercy Property Trust, Inc. REITΔ	29,725	617,388
Green Dot Corporation Class A*	124,700	2,194,720
HCI Group, Inc.Δ	48,700	1,888,099
Heartland Payment Systems, Inc.Δ	36,400	2,293,564
Hersha Hospitality Trust REITΔ	73,800	1,672,308
Highwoods Properties, Inc. REITΔ	64,060	2,482,325
Hospitality Properties Trust REITΔ	85,680	2,191,694
Huntington Bancshares, Inc.	239,570	2,539,442
Independent Bank Corporation	26,790	395,420
Jack Henry & Associates, Inc.Δ	37,400	2,603,414
Jones Lang LaSalle, Inc.	13,500	1,940,895
Kennedy-Wilson Holdings, Inc.	73,025	1,618,964
LaSalle Hotel Properties REITΔ	40,300	1,144,117
LendingTree, Inc.Δ*	2,484	231,087
Mack-Cali Realty Corporation REIT	57,594	1,087,375
Manning & Napier, Inc.Δ	24,600	181,056
Marcus & Millichap, Inc.Δ*	11,130	511,869
MBIA, Inc.*	22,544	137,068
National General Holdings Corporation	56,460	1,089,113
Net 1 UEPS Technologies, Inc.*	77,730	1,301,200
Northrim BanCorp, Inc.	1,504	43,511
PennyMac Financial Services, Inc. Class A*	10,560	168,960
Pinnacle Financial Partners, Inc.	12,830	633,930
PrivateBancorp, Inc.Δ	23,450	898,839
ProAssurance Corporation	26,110	1,281,218
Radian Group, Inc.Δ	37,100	590,261
RE/MAX Holdings, Inc. Class AΔ	8,950	322,021
Reinsurance Group of America, Inc.	27,100	2,454,989
RLJ Lodging Trust REITΔ	44,200	1,116,934
Ryman Hospitality Properties, Inc. REIT	39,700	1,954,431
Safeguard Scientifics, Inc.Δ*	62,940	978,088
Selective Insurance Group, Inc.Δ	19,375	601,788
Summit Hotel Properties, Inc. REIT	169,980	1,983,667
Sunstone Hotel Investors, Inc. REIT	133,315	1,763,757
TCF Financial Corporation	35,400	536,664
Texas Capital Bancshares, Inc.Δ*	29,950	1,569,979
THL Credit, Inc.	113,140	1,235,489
United Community Banks, Inc.	100,510	2,054,424
Universal Insurance Holdings, Inc.	19,179	566,548
WEX, Inc.Δ*	18,400	1,597,856
WisdomTree Investments, Inc.Δ	124,000	2,000,120

		97,539,437

Healthcare — 10.5%
Adeptus Health, Inc. Class AΔ*	3,300	266,508
Aegerion Pharmaceuticals, Inc.Δ*	14,370	195,432
Air Methods CorporationΔ*	43,160	1,471,324
Alere, Inc.*	20,200	972,630
Align Technology, Inc.Δ*	11,700	664,092
AMAG Pharmaceuticals, Inc.Δ*	7,386	293,446
AMN Healthcare Services, Inc.*	16,800	504,168
Analogic CorporationΔ	24,410	2,002,596
Aratana Therapeutics, Inc.Δ*	19,500	164,970
Array BioPharma, Inc.Δ*	121,800	555,408
AtriCure, Inc.Δ*	15,647	342,826
BioScrip, Inc.Δ*	169,599	317,150
Cempra, Inc.Δ*	27,500	765,600
Cepheid, Inc.Δ*	17,300	781,960
Civitas Solutions, Inc.Δ*	37,600	861,792
Clovis Oncology, Inc.Δ*	12,400	1,140,304
Community Health Systems, Inc.*	28,100	1,201,837
Cross Country Healthcare, Inc.Δ*	13,400	182,374
Cynosure, Inc. Class AΔ*	56,200	1,688,248
Dermira, Inc.*	25,900	604,506
DexCom, Inc.*	8,452	725,689
Emergent BioSolutions, Inc.Δ*	52,420	1,493,446
Endologix, Inc.Δ*	67,700	830,002
Esperion Therapeutics, Inc.Δ*	12,155	286,736

112	See Notes to Schedules of Investments.

	Shares	Value
Exact Sciences CorporationΔ*	23,500	$422,765
ExamWorks Group, Inc.Δ*	28,100	821,644
Five Star Quality Care, Inc.+	2,086	—
Globus Medical, Inc. Class AΔ*	61,600	1,272,656
Hanger, Inc.Δ*	14,410	196,552
Hill-Rom Holdings, Inc.	32,200	1,674,078
Inogen, Inc.Δ*	30,339	1,472,958
Integra LifeSciences Holdings CorporationΔ*	32,461	1,933,053
Intercept Pharmaceuticals, Inc.Δ*	2,275	377,332
Intra-Cellular Therapies, Inc.Δ*	21,000	840,840
LDR Holding CorporationΔ*	14,400	497,232
LifePoint Health, Inc.Δ*	6,800	482,120
Ligand Pharmaceuticals, Inc.Δ*	4,010	343,457
Magellan Health, Inc.*	10,700	593,101
Masimo Corporation*	24,890	959,758
Mirati Therapeutics, Inc.Δ*	6,930	238,531
Molina Healthcare, Inc.Δ*	11,094	763,822
Neurocrine Biosciences, Inc.Δ*	10,500	417,795
Nevro CorporationΔ*	5,736	266,093
NuVasive, Inc.Δ*	18,953	913,914
OPKO Health, Inc.Δ*	21,614	181,774
PDL BioPharma, Inc.Δ	385,014	1,936,620
PharMerica Corporation*	8,200	233,454
PRA Health Sciences, Inc.Δ*	37,000	1,436,710
Press Ganey Holdings, Inc.Δ*	34,500	1,020,855
PTC Therapeutics, Inc.Δ*	5,719	152,697
Repligen CorporationΔ*	9,221	256,805
SciClone Pharmaceuticals, Inc.*	28,210	195,777
Seres Therapeutics, Inc.Δ*	11,700	346,788
Sientra, Inc.Δ*	51,100	518,665
Sirona Dental Systems, Inc.Δ*	6,600	616,044
Stemline Therapeutics, Inc.Δ*	36,700	324,061
Surgical Care Affiliates, Inc.*	32,000	1,046,080
Team Health Holdings, Inc.*	35,900	1,939,677
Ultragenyx Pharmaceutical, Inc.*	3,305	318,305
United Therapeutics CorporationΔ*	8,300	1,089,292
US Physical Therapy, Inc.Δ	38,670	1,735,896
VCA, Inc.*	17,600	926,640
WellCare Health Plans, Inc.Δ*	13,700	1,180,666
West Pharmaceutical Services, Inc.Δ	51,000	2,760,120
Zeltiq Aesthetics, Inc.Δ*	7,261	232,570

		51,250,241

Materials & Processing — 5.4%
American Vanguard
CorporationΔ	24,000	277,440
Ashland, Inc.	14,335	1,442,388
Boise Cascade Co.*	4,114	103,755
Comfort Systems USA, Inc.	17,000	463,420
Domtar CorporationΔ	37,779	1,350,599
Ferro Corporation*	61,940	678,243
FutureFuel Corporation	65,737	649,482
Insteel Industries, Inc.	65,770	1,057,582
Interface, Inc.	103,390	2,320,072
Kaiser Aluminum CorporationΔ	11,600	930,900
KMG Chemicals, Inc.	12,400	239,196
Koppers Holdings, Inc.	40,730	821,524
Kraton Performance Polymers, Inc.*	44,432	795,333
Landec Corporation*	50,610	590,619
LB Foster Co. Class A	57,263	703,190
LSB Industries, Inc.Δ*	25,930	397,248
Mercer International, Inc.	86,000	862,580
Myers Industries, Inc.Δ	11,590	155,306
NN, Inc.Δ	112,974	2,090,019
OMNOVA Solutions, Inc.Δ*	179,010	991,715
Owens-Illinois, Inc.Δ*	20,000	414,400
P.H. Glatfelter Co.	45,670	786,437
Patrick Industries, Inc.*	69,820	2,757,192
PolyOne CorporationΔ	66,475	1,950,376
RBC Bearings, Inc.Δ*	22,300	1,331,979
Reliance Steel & Aluminum Co.	7,740	418,037
Rexnord Corporation*	65,600	1,113,888
Summit Materials, Inc. Class A*	17,000	319,090
Universal Stainless & Alloy Products, Inc.Δ*	55,449	586,650

		26,598,660

Producer Durables — 17.0%
ACCO Brands Corporation*	375,460	2,654,502
Actuant Corporation Class AΔ	24,200	445,038
Advisory Board Co. (The)Δ*	38,100	1,735,074
Aegion Corporation*	86,940	1,432,771
AGCO CorporationΔ	8,100	377,703
Alaska Air Group, Inc.	25,130	1,996,578
Albany International Corporation Class A	71,575	2,047,761
Allegiant Travel Co.Δ	10,734	2,321,227
American Railcar Industries, Inc.Δ	6,620	239,379
Argan, Inc.*	33,350	1,156,578
Astronics CorporationΔ*	47,152	1,906,355
Atlas Air Worldwide Holdings, Inc.Δ*	41,915	1,448,582
Avery Dennison CorporationΔ	5,000	282,850
AZZ, Inc.Δ	58,681	2,857,178
Bristow Group, Inc.Δ	16,537	432,608
CAI International, Inc.*	19,750	199,080
CEB, Inc.	21,500	1,469,310
Chart Industries, Inc.Δ*	24,700	474,487
Columbus McKinnon Corporation	107,035	1,943,756
Crane Co.	22,700	1,058,047
DHI Group, Inc.*	23,480	171,639
Ducommun, Inc.Δ*	56,197	1,127,874
DXP Enterprises, Inc.Δ*	20,100	548,328
Dycom Industries, Inc.Δ*	12,300	890,028
Electronics For Imaging, Inc.Δ*	13,800	597,264
EMCOR Group, Inc.	77,320	3,421,410
EnerSys, Inc.	49,400	2,646,852
Ennis, Inc.	44,790	777,554
ExlService Holdings, Inc.*	58,250	2,151,172
FARO Technologies, Inc.Δ*	25,500	892,500
Forward Air CorporationΔ	7,700	319,473
General Cable CorporationΔ	77,692	924,535
GP Strategies Corporation*	51,030	1,164,505
Greenbrier Cos., Inc. (The)Δ	52,700	1,692,197
Hawaiian Holdings, Inc.Δ*	25,790	636,497
Healthcare Services Group, Inc.Δ	32,350	1,090,195
Huntington Ingalls Industries, Inc.	17,100	1,832,265
Huron Consulting Group, Inc.Δ*	21,700	1,356,901

See Notes to Schedules of Investments.	113

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Hyster-Yale Materials Handling, Inc.Δ	14,900	$861,667
ICF International, Inc.*	21,000	638,190
Insperity, Inc.Δ	13,290	583,830
JetBlue Airways Corporation*	41,362	1,065,899
Kennametal, Inc.Δ	17,300	430,597
Lexmark International, Inc. Class A	14,900	431,802
Liquidity Services, Inc.Δ*	13,910	102,795
Littelfuse, Inc.	17,600	1,604,240
MAXIMUS, Inc.	26,000	1,548,560
MYR Group, Inc.*	74,800	1,959,760
Old Dominion Freight Line, Inc.Δ*	21,120	1,288,320
On Assignment, Inc.*	73,000	2,693,700
Orbital ATK, Inc.	20,431	1,468,376
OSI Systems, Inc.Δ*	24,880	1,914,765
Park-Ohio Holdings CorporationΔ	18,900	545,454
Ryder System, Inc.Δ	11,700	866,268
Saia, Inc.Δ*	5,100	157,845
Spirit AeroSystems Holdings, Inc. Class A*	31,796	1,537,019
Spirit Airlines, Inc.Δ*	31,220	1,476,706
Taser International, Inc.Δ*	11,320	249,323
Tidewater, Inc.Δ	74,555	979,653
Titan International, Inc.Δ	110,700	731,727
Titan Machinery, Inc.Δ*	50,745	582,553
TriNet Group, Inc.Δ*	35,500	596,400
Trinity Industries, Inc.Δ	18,640	422,569
Triumph Group, Inc.	49,430	2,080,014
TrueBlue, Inc.*	6,740	151,448
Wabash National CorporationΔ*	122,000	1,291,980
Wabtec CorporationΔ	15,190	1,337,479
WageWorks, Inc.*	33,450	1,507,926
Wesco Aircraft Holdings, Inc.*	164,300	2,004,460
WESCO International, Inc.Δ*	20,500	952,635

		82,784,013

Technology — 13.4%
Acacia Research CorporationΔ	141,164	1,281,769
ARRIS Group, Inc.Δ*	11,600	301,252
Aspen Technology, Inc.Δ*	41,937	1,589,832
Black Box Corporation	61,967	913,394
BroadSoft, Inc.*	31,100	931,756
Cavium, Inc.Δ*	16,361	1,004,075
Ciena CorporationΔ*	32,000	663,040
CommScope Holding Co., Inc.*	27,700	831,831
comScore, Inc.*	45,384	2,094,472
Dealertrack Technologies, Inc.*	30,100	1,901,116
DigitalGlobe, Inc.*	47,500	903,450
Ellie Mae, Inc.Δ*	3,500	232,995
Envestnet, Inc.Δ*	39,000	1,168,830
Evolent Health, Inc. Class AΔ*	24,000	383,040
Fortinet, Inc.*	21,800	926,064
Global Eagle Entertainment, Inc.Δ*	54,900	630,252
IAC/InterActiveCorp	8,300	541,741
Imperva, Inc.*	8,800	576,224
Infinera CorporationΔ*	42,100	823,476
Insight Enterprises, Inc.*	6,540	169,059
Integrated Device Technology, Inc.*	56,808	1,153,202
Interactive Intelligence Group, Inc.Δ*	43,159	1,282,254
InterDigital, Inc.	34,540	1,747,724
InvenSense, Inc.Δ*	22,260	206,795
Jabil Circuit, Inc.	106,099	2,373,435
KEYW Holding Corporation (The)Δ*	59,361	365,070
LogMeIn, Inc.Δ*	6,400	436,224
MA-COM Technology Solutions Holdings, Inc.Δ*	44,300	1,284,257
MaxLinear, Inc. Class A*	12,300	153,012
MKS Instruments, Inc.Δ	59,500	1,995,035
NCR Corporation*	20,000	455,000
NeuStar, Inc. Class AΔ*	56,250	1,530,562
New Relic, Inc.*	7,100	270,581
NIC, Inc.*	76,900	1,361,899
Nuance Communications, Inc.*	50,700	829,959
OmniVision Technologies, Inc.*	58,690	1,541,199
Paycom Software, Inc.*	25,300	908,523
PDF Solutions, Inc.*	25,300	253,000
Progress Software Corporation*	18,840	486,637
Proofpoint, Inc.Δ*	21,900	1,321,008
Q2 Holdings, Inc.*	54,700	1,352,184
Qlik Technologies, Inc.Δ*	61,700	2,248,965
RingCentral, Inc. Class AΔ*	33,400	606,210
Rubicon Project, Inc. (The)*	8,687	126,222
Sanmina Corporation*	62,550	1,336,694
Silicon Graphics International CorporationΔ*	220,262	865,630
Synaptics, Inc.Δ*	43,590	3,594,431
Synchronoss Technologies, Inc.Δ*	86,560	2,839,168
Take-Two Interactive Software, Inc.Δ*	81,378	2,337,990
TESSCO Technologies, Inc.Δ	50,499	1,062,499
Tyler Technologies, Inc.*	37,870	5,654,370
Ultimate Software Group, Inc. (The)*	18,300	3,275,883
United Online, Inc.*	100,140	1,001,400
Universal Display CorporationΔ*	16,400	555,960
Virtusa Corporation*	14,400	738,864
Web.com Group, Inc.*	6,380	134,490

		65,554,004

Utilities — 4.3%
Black Hills CorporationΔ	5,650	233,571
CMS Energy CorporationΔ	38,900	1,373,948
Cogent Communications Holdings, Inc.Δ	34,400	934,304
El Paso Electric Co.Δ	16,600	611,212
FairPoint Communications, Inc.Δ*	35,100	540,891
General Communication, Inc. Class AΔ*	25,450	439,267
Great Plains Energy, Inc.Δ	29,200	788,984
Inteliquent, Inc.Δ	28,997	647,503
j2 Global, Inc.	35,800	2,536,430
Laclede Group, Inc. (The)Δ	29,300	1,597,729
National Fuel Gas Co.	4,910	245,402
Pinnacle West Capital Corporation	6,200	397,668
PNM Resources, Inc.	32,900	922,845
Portland General Electric Co.Δ	59,100	2,184,927
Southwest Gas Corporation	22,070	1,287,122
UGI Corporation	73,100	2,545,342
Vectren CorporationΔ	52,700	2,213,927

114	See Notes to Schedules of Investments.

	Shares	Value
West CorporationΔ	63,450	$1,421,280

		20,922,352

Total Common Stocks (Cost $432,711,485)		432,013,874

FOREIGN COMMON STOCKS — 8.1%
Bermuda — 3.1%
Aspen Insurance Holdings, Ltd.	47,130	2,190,131
Assured Guaranty, Ltd.	85,610	2,140,250
AXIS Capital Holdings, Ltd.	15,157	814,234
ChipMOS Technologies Bermuda, Ltd.	52,300	858,766
Everest Re Group, Ltd.	15,700	2,721,438
Helen of Troy, Ltd.Δ*	26,530	2,369,129
Maiden Holdings, Ltd.Δ	29,750	412,930
Tsakos Energy Navigation, Ltd.Δ	153,550	1,248,362
Validus Holdings, Ltd.	50,700	2,285,049

		15,040,289

Canada — 1.9%
Colliers International Group, Inc.	29,100	1,181,169
Dominion Diamond CorporationΔ	85,964	918,095
IMAX CorporationΔ*	74,800	2,527,492
Mitel Networks CorporationΔ*	116,320	750,264
Nevsun Resources, Ltd.Δ	281,550	816,495
Open Text CorporationΔ	16,900	756,275
Performance Sports Group, Ltd.Δ*	153,740	2,063,191

		9,012,981

Cayman Islands — 0.3%
Herbalife, Ltd.Δ*	4,490	244,705
Nord Anglia Education, Inc.Δ*	56,800	1,154,744

		1,399,449

France — 0.3%
Criteo SA ADRΔ*	25,800	968,532
DBV Technologies SA ADRΔ*	19,700	701,123

		1,669,655

Ireland — 0.3%
Horizon Pharma PLCΔ*	57,700	1,143,614
Prothena Corporation PLCΔ*	3,668	166,307

		1,309,921

Israel — 0.4%
Orbotech, Ltd.*	85,475	1,320,589
SodaStream International, Ltd.Δ*	49,000	674,240

		1,994,829

Marshall Islands — 0.1%
Ocean Rig UDW, Inc.Δ	176,130	375,157

Netherlands — 0.3%
AVG Technologies NV*	76,900	1,672,575

Puerto Rico — 0.4%
OFG BancorpΔ	248,300	2,167,659

Switzerland — 0.1%
Allied World Assurance Company Holdings AG	8,450	322,536

Taiwan — 0.0%
Silicon Motion Technology Corporation ADRΔ	8,100	221,211

United Kingdom — 0.9%
Ensco PLC Class AΔ	88,237	1,242,377
Noble Corporation PLCΔ	166,320	1,814,551
Rowan Cos. PLC Class AΔ	84,400	1,363,060

		4,419,988

Total Foreign Common Stocks (Cost $42,408,178)		39,606,250

RIGHTS/WARRANTS — 0.0%
Asen Warrants A+@	25,000	—
Asen Warrants B+@	25,000	—
Asen Warrants C+@	25,000	—
BioScrip,Inc.+	494	—

Total Rights/Warrants (Cost $0)		—

MONEY MARKET FUNDS — 40.2%
GuideStone Money Market Fund (Investor Class)¥	14,867,727	14,867,727
Northern Institutional Liquid Assets Portfolio§	181,193,861	181,193,861

Total Money Market Funds (Cost $196,061,588)		196,061,588

	Par
CORPORATE BONDS — 0.0%
Lehman Escrow Bonds
0.00%, 07/19/17+Ω†#	$160,000	—
0.00%, 12/28/17+Ω†#	120,000	—
0.00%, 08/19/45+Ω†#	50,000	—
0.00%, 11/30/49+Ω†#	10,000	—

Total Corporate Bonds (Cost $0)		—

FOREIGN BOND — 0.0%
Iceland — 0.0%
Glitnir HF
6.69%, 06/15/16+ 144A#	130,000	1

Total Foreign Bond (Cost $98,162)		1

TOTAL INVESTMENTS — 136.8% (Cost $671,279,413)		667,681,713
Liabilities in Excess of Other Assets — (36.8)%		(179,525,229)

NET ASSETS — 100.0%		$488,156,484

See Notes to Schedules of Investments.	115

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$67,531,856	$67,531,856	$—	$—
Consumer Staples	8,623,597	8,623,597	—	—
Energy	11,209,714	11,209,714	—	—
Financial Services	97,539,437	97,539,437	—	—
Healthcare	51,250,241	51,250,241	—	—
Materials & Processing	26,598,660	26,598,660	—	—
Producer Durables	82,784,013	82,784,013	—	—
Technology	65,554,004	65,554,004	—	—
Utilities	20,922,352	20,922,352	—	—
Corporate Bonds	—	—	—	—
Foreign Bond:
Iceland	1	—	—	1
Foreign Common Stocks	39,606,250	39,606,250	—	—
Money Market Funds	196,061,588	196,061,588	—	—
Rights/Warrants	—	—	—	—

Total Assets — Investments in Securities	$667,681,713	$667,681,712	$—	$1

Liabilities:
Other Financial Instruments***
Futures Contracts	$(759,803)	$(759,803)	$—	$—

Total Liabilities — Other Financial Instruments	$(759,803)	$(759,803)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending September 30, 2015.

116	See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 93.8%
Australia — 6.1%
AGL Energy, Ltd.	5,457	$61,416
Alumina, Ltd.Δ	20,465	16,282
Amcor, Ltd.	10,418	96,886
AMP, Ltd.	23,961	94,109
APA Group	9,032	54,512
Asciano, Ltd.	7,938	46,996
ASX, Ltd.	1,566	41,808
Aurizon Holdings, Ltd.	17,229	60,868
AusNet Services	13,974	13,432
Australia & New Zealand Banking Group, Ltd.	23,057	440,531
Bank of Queensland, Ltd.	2,980	24,396
Bendigo and Adelaide Bank, Ltd.Δ	3,661	25,586
BHP Billiton, Ltd.	26,869	424,378
Boral, Ltd.	6,338	23,572
Brambles, Ltd.	12,681	87,112
Caltex Australia, Ltd.	2,188	48,300
CIMIC Group, Ltd.	826	13,722
Coca-Cola Amatil, Ltd.	4,614	29,251
Cochlear, Ltd.	463	27,244
Commonwealth Bank of Australia	14,074	722,400
Computershare, Ltd.	3,815	28,489
CSL, Ltd.	3,982	250,601
Dexus Property Group REIT	7,794	39,305
Federation Centres REIT	27,302	52,721
Flight Centre Travel Group, Ltd.Δ	449	11,436
Fortescue Metals Group, Ltd.Δ	12,611	16,280
Goodman Group REIT	14,226	58,804
GPT Group (The) REIT	14,324	45,524
Harvey Norman Holdings, Ltd.	4,519	12,378
Healthscope, Ltd.	9,128	16,407
Iluka Resources, Ltd.	3,392	14,902
Incitec Pivot, Ltd.	13,583	37,438
Insurance Australia Group, Ltd.	18,962	64,834
Lend Lease Group	4,463	39,512
Macquarie Group, Ltd.	2,471	133,916
Medibank Pvt, Ltd.	22,284	37,964
Mirvac Group REIT	30,000	36,425
National Australia Bank, Ltd.	21,777	460,866
Newcrest Mining, Ltd.*	6,213	55,910
Orica, Ltd.Δ	3,018	32,031
Origin Energy, Ltd.+	8,957	39,191
Platinum Asset Management, Ltd.	1,896	9,058
Qantas Airways, Ltd.*	4,669	12,258
QBE Insurance Group, Ltd.	11,062	100,740
Ramsay Health Care, Ltd.	1,149	47,389
REA Group, Ltd.Δ	425	13,309
Rio Tinto, Ltd.	3,696	127,159
Santos, Ltd.Δ	7,964	22,537
Scentre Group REIT	43,186	118,861
Seek, Ltd.Δ	2,626	22,255
Sonic Healthcare, Ltd.	3,091	39,758
South32, Ltd.*	43,138	41,697
Stockland REIT	19,153	52,035
Suncorp Group, Ltd.	10,419	89,631
Sydney Airport	8,813	37,039
Telstra Corporation, Ltd.	34,653	137,008
TPG Telecom, Ltd.	2,252	17,260
Transurban Group	15,523	108,736
Wesfarmers, Ltd.	9,382	259,349
Westfield Corporation REIT	16,012	112,672
Westpac Banking Corporation	25,967	545,487
Woodside Petroleum, Ltd.	6,304	129,021
WorleyParsons, Ltd.	1,678	7,024

		5,888,018

Austria — 0.2%
ANDRITZ AG	636	28,659
Erste Group Bank AG*	2,267	65,881
OMV AG	1,193	29,028
Raiffeisen Bank International AG*	950	12,485
voestalpine AG	911	31,323

		167,376

Belgium — 0.6%
Ageas	1,675	68,837
Colruyt SA	568	27,376
Delhaize Group	834	73,927
Groupe Bruxelles Lambert SA	695	52,448
KBC Groep NV	2,071	130,975
Proximus	1,289	44,589
Solvay SA	479	48,954
Telenet Group Holding NV*	423	24,299
UCB SA	1,023	80,145
Umicore SA	771	29,735

		581,285

Bermuda — 0.2%
Cheung Kong Infrastructure Holdings, Ltd.	5,000	44,814
First Pacific Co., Ltd.	18,000	10,997
Kerry Properties, Ltd.	5,000	13,728
Li & Fung, Ltd.	46,000	35,238
Noble Group, Ltd.Δ	42,800	12,523
NWS Holdings, Ltd.	12,000	15,818
Seadrill, Ltd.Δ*	2,991	17,468
Shangri-La Asia, Ltd.	10,000	8,682
Yue Yuen Industrial Holdings, Ltd.	5,500	20,463

		179,731

Denmark — 0.9%
AP Moeller-Maersk A/S Class A	32	48,202
AP Moeller-Maersk A/S Class B	58	89,406
Coloplast A/S Class B	901	63,880
Danske Bank A/S	5,731	173,193
DSV A/S	1,500	56,050
ISS A/S	1,204	39,993
Novozymes A/S, B Shares	1,941	84,709
Pandora A/S	935	109,226
TDC A/S	6,579	33,930
Tryg A/S	970	18,847
Vestas Wind Systems A/S	1,816	94,412
William Demant Holding A/SΔ*	207	17,197

		829,045

See Notes to Schedules of Investments.	117

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Finland — 0.9%
Elisa OYJΔ	1,152	$38,969
Fortum OYJΔ	3,595	53,192
Kone OYJ Class BΔ	2,620	99,712
Metso OYJ	913	18,993
Neste OYJΔ	1,040	23,936
Nokia OYJ	30,844	210,906
Nokian Renkaat OYJΔ	919	29,750
Orion OYJ Class B	816	30,878
Sampo OYJ, A Shares	3,692	178,683
Stora Enso OYJ, R Shares	4,715	35,676
UPM-Kymmene OYJ	4,449	66,783
Wartsila OYJ AbpΔ	1,199	47,579

		835,057

France — 9.1%
Accor SA	1,704	79,896
Aeroports de Paris	242	27,467
Air Liquide SA	2,917	345,819
Alcatel-Lucent*	22,814	84,177
Alstom SA*	1,756	54,315
Arkema SA	546	35,391
Atos SE	706	54,268
AXA SA	16,261	394,802
BNP Paribas SA	8,805	518,389
Bollore SA	7,095	34,591
Bouygues SA	1,637	58,096
Bureau Veritas SA	2,146	45,303
Cap Gemini SA	1,336	119,309
Carrefour SA	4,638	137,455
Casino Guichard Perrachon SA	458	24,391
Christian Dior SE	442	82,811
Cie de St-Gobain	3,936	170,825
Cie Generale des Etablissements Michelin	1,552	142,000
CNP Assurances	1,390	19,314
Credit Agricole SA	8,358	96,224
Danone SA	4,839	305,455
Dassault Systemes	1,039	76,788
Edenred	1,668	27,313
Electricite de France SA	1,956	34,538
Engie	12,245	198,131
Essilor International SA	1,728	211,108
Eurazeo SA	324	21,580
Eutelsat Communications SA	1,382	42,388
Fonciere Des Regions REIT	244	21,276
Gecina SA REIT	282	34,390
Groupe Eurotunnel SE	3,800	51,773
Hermes International	214	77,899
ICADE REIT	271	18,387
Iliad SA	213	43,088
Imerys SA	277	17,795
Ingenico Group	423	51,114
JCDecaux SA	633	23,010
Kering	614	100,509
Klepierre REIT	1,371	62,137
Lagardere SCA	957	26,518
Legrand SA	2,292	121,942
L’Oreal SA	2,104	365,707
Natixis SA	7,604	42,102
Numericable-SFR SAS*	790	36,573
Orange SA	16,498	250,099
Peugeot SAΔ*	3,510	53,186
Publicis Groupe SA	1,609	109,964
Renault SA	1,606	115,878
Rexel SA	2,499	30,764
Safran SA	2,519	189,409
Sanofi	9,883	940,868
Schneider Electric SE	4,665	261,237
SCOR SE	1,249	44,852
Societe BIC SA	233	36,206
Societe Generale SA	6,017	268,907
Sodexo SA	770	63,891
Suez Environnement Co.	2,410	43,306
Technip SA	827	39,137
Thales SA	840	58,569
TOTAL SA	17,837	802,364
Unibail-Rodamco SE REIT	837	216,938
Valeo SA	645	87,577
Veolia Environnement SA	3,653	83,311
Vinci SA	3,928	249,778
Vivendi SA	9,646	228,531
Wendel SA	233	27,319
Zodiac Aerospace	1,636	37,563

		8,776,018

Germany — 7.6%
adidas AGΔ	1,694	136,583
Allianz SE	3,798	596,642
Axel Springer SE	360	20,132
BASF SEΔ	7,667	586,401
Bayerische Motoren Werke AG	2,766	241,315
Beiersdorf AGΔ	816	72,331
Brenntag AG	1,256	67,766
Commerzbank AG*	8,627	91,117
Continental AG	926	197,782
Daimler AGΔ	8,016	583,593
Deutsche Bank AGΔ	11,455	309,140
Deutsche Boerse AG	1,565	134,973
Deutsche Lufthansa AG*	1,968	27,396
Deutsche Post AG	8,165	226,196
Deutsche Telekom AG	26,532	472,313
Deutsche Wohnen AG	2,865	76,623
E.ON SE	16,740	143,654
Evonik Industries AG	1,138	38,103
Fraport AGΔ	338	20,900
Fresenius Medical Care AG & Co. KGaA	1,836	143,493
Fresenius SE & Co. KGaAΔ	3,186	213,870
GEA Group AG	1,485	56,624
Hannover Rueck SEΔ	490	50,191
HeidelbergCement AG	1,219	83,712
Henkel AG & Co KGaA	844	74,600
HUGO BOSS AG	541	60,831
Infineon Technologies AGΔ	9,154	102,850
K+S AG	1,550	52,008
Kabel Deutschland Holding AG*	179	23,343
LANXESS AG	741	34,696
Linde AG	1,560	253,384
MAN SE	286	29,135
Merck KGaA	1,108	98,099
METRO AG	1,313	36,328
Muenchener Rueckversicherungs- Gesellschaft AG	1,419	265,020
OSRAM Licht AG	722	37,406
ProSiebenSat.1 Media SE	1,938	95,128
RWE AGΔ	3,963	45,035

118	See Notes to Schedules of Investments.

	Shares	Value
SAP SE	8,213	$532,071
Siemens AG	6,590	588,734
Symrise AG	1,001	60,314
Telefonica Deutschland Holding AG	4,816	29,450
ThyssenKrupp AG	2,981	52,382
TUI AG	3,688	68,142
United Internet AG	999	50,648
Volkswagen AG	287	33,815
Vonovia SE	3,635	116,997

		7,331,266

Hong Kong — 2.7%
AIA Group, Ltd.	100,400	522,155
ASM Pacific Technology, Ltd.Δ	1,900	12,462
Bank of East Asia, Ltd. (The)Δ	9,400	31,604
BOC Hong Kong Holdings, Ltd.	31,500	92,902
Cathay Pacific Airways, Ltd.	10,000	18,832
Cheung Kong Property Holdings, Ltd.	22,500	164,842
CK Hutchison Holdings, Ltd.	22,500	292,672
CLP Holdings, Ltd.	16,000	136,783
Hang Lung Properties, Ltd.	18,000	40,489
Hang Seng Bank, Ltd.	6,200	111,838
Henderson Land Development Co., Ltd.	9,800	58,601
HKT Trust and HKT, Ltd.	21,000	24,956
Hong Kong & China Gas Co., Ltd.	56,100	105,197
Hong Kong Exchanges and Clearing, Ltd.Δ	9,469	217,228
Hysan Development Co., Ltd.	5,000	20,819
Link REIT	18,500	101,851
MTR Corporation, Ltd.	11,500	50,002
New World Development Co., Ltd.	43,000	41,877
PCCW, Ltd.	33,000	16,987
Power Assets Holdings, Ltd.	12,000	113,554
Sino Land Co., Ltd.	24,000	36,543
Sun Hung Kai Properties, Ltd.	14,000	182,606
Swire Pacific, Ltd. Class A	4,500	50,438
Swire Properties, Ltd.	9,400	26,054
Techtronic Industries Co., Ltd.	11,000	41,009
WH Group, Ltd. 144A*	47,000	23,390
Wharf Holdings, Ltd. (The)	11,000	62,067
Wheelock & Co., Ltd.	7,000	30,401

		2,628,159

Ireland — 0.5%
Bank of Ireland*	257,722	100,768
CRH PLC*	7,359	194,265
James Hardie Industries PLC	3,645	43,999
Kerry Group PLC Class A*	1,629	122,551

		461,583

Israel — 0.2%
Azrieli Group	296	11,833
Bank Hapoalim BM	8,609	43,322
Bank Leumi Le-Israel BM*	11,372	42,448
Bezeq The Israeli Telecommunication Corporation, Ltd.	15,564	29,786
Delek Group, Ltd.	38	8,307
Israel Chemicals, Ltd.	4,122	21,211
Israel Corporation, Ltd. (The)	25	5,995
Mizrahi Tefahot Bank, Ltd.	1,129	13,350
NICE-Systems, Ltd.	471	26,380

		202,632

Italy — 2.4%
Assicurazioni Generali SpA	9,727	177,968
Atlantia SpA	3,351	93,737
Banca Monte dei Paschi di Siena SpA*	31,760	56,593
Banco Popolare SC*	2,937	43,454
Enel Green Power SpAΔ	14,149	26,754
Enel SpA	59,285	264,531
Eni SpA	21,236	334,051
EXOR SpA	802	34,963
Finmeccanica SpA*	3,288	41,175
Intesa Sanpaolo SpA	113,192	397,517
Luxottica Group SpA	1,369	94,879
Mediobanca SpA	4,563	44,894
Pirelli & C. SpA	2,130	35,644
Prysmian SpA	1,584	32,740
Saipem SpAΔ*	2,138	17,144
Snam SpA	17,030	87,465
Telecom Italia SpA*	144,106	167,485
Terna Rete Elettrica Nazionale SpA	12,215	59,368
UniCredit SpA	39,816	248,222
Unione di Banche Italiane SCpA	7,313	51,890
UnipolSai SpA	6,471	14,071

		2,324,545

Japan — 22.4%
ABC-Mart, Inc.	200	11,181
Acom Co., Ltd.*	3,200	16,374
Aeon Co., Ltd.Δ	5,300	82,224
AEON Credit Service Co., Ltd.	800	15,829
Aeon Mall Co., Ltd.	900	13,825
Air Water, Inc.	2,000	30,042
Aisin Seiki Co., Ltd.	1,600	53,683
Ajinomoto Co., Inc.	5,000	105,440
Alfresa Holdings Corporation	1,400	23,908
Alps Electric Co., Ltd.	1,300	36,712
Amada Holdings Co., Ltd.	2,800	21,349
ANA Holdings, Inc.	10,000	28,014
Aozora Bank, Ltd.	9,000	31,215
Asahi Glass Co., Ltd.	8,000	46,747
Asahi Kasei Corporation	11,000	77,566
Asics Corporation	1,300	30,984
Astellas Pharma, Inc.	17,900	231,699
Bandai Namco Holdings, Inc.	1,400	32,492
Bank of Kyoto, Ltd. (The)	3,000	30,512
Bank of Yokohama, Ltd. (The)	9,000	54,702
Benesse Holdings, Inc.	500	13,368
Bridgestone Corporation	5,400	186,873
Brother Industries, Ltd.	1,900	22,903
Calbee, Inc.	600	19,416
Canon, Inc.	8,900	257,455
Casio Computer Co., Ltd.Δ	1,600	29,123
Central Japan Railway Co.	1,200	193,473
Chiba Bank, Ltd. (The)	6,000	42,606
Chubu Electric Power Co., Inc.	5,200	76,670
Chugai Pharmaceutical Co., Ltd.	1,800	55,284
Chugoku Bank, Ltd. (The)	1,300	19,294

See Notes to Schedules of Investments.	119

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Chugoku Electric Power Co., Inc. (The)	2,400	$33,080
Citizen Holdings Co., Ltd.	2,100	14,514
COLOPL, Inc.*	400	6,433
Credit Saison Co., Ltd.	1,200	21,801
Dai Nippon Printing Co., Ltd.	5,000	48,312
Daicel Corporation	2,400	29,462
Daihatsu Motor Co., Ltd.	1,600	18,508
Dai-ichi Life Insurance Co., Ltd. (The)	9,000	143,279
Daiichi Sankyo Co., Ltd.Δ	5,200	90,230
Daikin Industries, Ltd.	2,000	112,172
Daito Trust Construction Co., Ltd.	600	60,963
Daiwa House Industry Co., Ltd.	4,800	118,996
Daiwa Securities Group, Inc.	14,000	90,587
Denso Corporation	4,100	173,671
Dentsu, Inc.	1,800	92,376
Don Quijote Holdings Co., Ltd.	1,000	37,676
East Japan Railway Co.	2,800	235,944
Eisai Co., Ltd.	2,100	123,903
Electric Power Development Co., Ltd.	1,200	36,623
FamilyMart Co., Ltd.	500	22,796
FANUC Corporation	1,700	261,526
Fast Retailing Co., Ltd.	400	162,704
Fuji Electric Co., Ltd.	5,000	18,133
Fuji Heavy Industries, Ltd.	4,800	172,726
FUJIFILM Holdings Corporation	3,800	142,052
Fujitsu, Ltd.	16,000	69,597
Fukuoka Financial Group, Inc.	6,000	28,577
GungHo Online Entertainment, Inc.Δ	3,200	9,505
Gunma Bank, Ltd. (The)	3,000	19,201
Hachijuni Bank, Ltd. (The)	3,000	21,295
Hakuhodo DY Holdings, Inc.	1,900	18,014
Hamamatsu Photonics KK	1,200	27,157
Hankyu Hanshin Holdings, Inc.	9,000	55,045
Higo Bank, Ltd. (The)*	2,000	14,601
Hikari Tsushin, Inc.	200	13,998
Hino Motors, Ltd.	2,100	21,401
Hirose Electric Co., Ltd.	300	32,659
Hiroshima Bank, Ltd. (The)	4,000	23,117
Hisamitsu Pharmaceutical Co., Inc.	500	16,719
Hitachi Chemical Co., Ltd.	800	11,038
Hitachi Construction Machinery Co., Ltd.Δ	900	12,062
Hitachi High-Technologies Corporation	600	12,992
Hitachi Metals, Ltd.	2,000	23,226
Hitachi, Ltd.	40,000	201,841
Hokuhoku Financial Group, Inc.	10,000	22,897
Hokuriku Electric Power Co.	1,400	18,830
Honda Motor Co., Ltd.	13,500	402,931
Hoya Corporation	3,500	114,632
Hulic Co., Ltd.	2,400	21,711
Ibiden Co., Ltd.	1,000	13,091
Idemitsu Kosan Co., Ltd.	700	10,723
IHI Corporation	11,000	28,266
Iida Group Holdings Co., Ltd.	1,200	18,773
Inpex Corporation	7,700	68,844
Isetan Mitsukoshi Holdings, Ltd.	2,900	43,512
Isuzu Motors, Ltd.	4,800	48,202
ITOCHU Corporation	13,400	141,655
Itochu Techno-Solutions Corporation	400	8,531
Iyo Bank, Ltd. (The)	2,000	22,991
J. Front Retailing Co., Ltd.	2,000	32,397
Japan Airlines Co., Ltd.	1,000	35,385
Japan Airport Terminal Co., Ltd.Δ	400	17,288
Japan Exchange Group, Inc.	4,400	64,320
Japan Prime Realty Investment Corporation REIT	6	19,504
Japan Real Estate Investment Corporation REIT	10	46,063
Japan Retail Fund Investment Corporation REIT	20	38,697
JFE Holdings, Inc.	4,000	52,536
JGC Corporation	2,000	26,534
Joyo Bank, Ltd.	5,000	26,341
JSR Corporation	1,500	21,622
JTEKT Corporation	1,700	23,802
JX Holdings, Inc.	18,200	65,719
Kajima Corporation	7,000	37,148
Kakaku.com, Inc.Δ	1,200	19,488
Kamigumi Co., Ltd.	2,000	16,388
Kaneka Corporation	2,000	14,728
Kansai Electric Power Co., Inc. (The)*	5,700	63,368
Kansai Paint Co., Ltd.	2,000	27,201
Kao Corporation	4,200	190,390
Kawasaki Heavy Industries, Ltd.	12,000	41,428
KDDI Corporation	14,600	326,793
Keihan Electric Railway Co., Ltd.	4,000	26,679
Keikyu Corporation	4,000	31,839
Keio Corporation	5,000	35,547
Keisei Electric Railway Co., Ltd.	2,000	21,940
Keyence Corporation	400	178,631
Kikkoman Corporation	1,000	27,543
Kintetsu Group Holdings Co., Ltd.	15,000	53,878
Kobe Steel, Ltd.	25,000	27,107
Koito Manufacturing Co., Ltd.	800	26,141
Komatsu, Ltd.	7,600	111,556
Konami Corporation	800	17,290
Konica Minolta, Inc.	3,700	38,979
Kose Corporation	200	18,254
Kubota Corporation	9,000	123,862
Kuraray Co., Ltd.	2,800	34,897
Kurita Water Industries, Ltd.	900	19,108
Kyocera Corporation	2,700	123,660
Kyowa Hakko Kirin Co., Ltd.	2,000	29,815
Kyushu Electric Power Co., Inc.*	3,500	38,186
Lawson, Inc.	500	36,891
LIXIL Group Corporation	2,200	44,775
M3, Inc.	1,600	31,796
Mabuchi Motor Co., Ltd.	400	17,368
Makita Corporation	1,000	53,193
Marubeni Corporation	13,400	65,652
Marui Group Co., Ltd.	1,900	22,918
Maruichi Steel Tube, Ltd.	400	9,054

120	See Notes to Schedules of Investments.

	Shares	Value
Mazda Motor Corporation	4,400	$69,526
McDonald’s Holdings Co. Japan, Ltd.	500	11,223
Medipal Holdings Corporation	1,100	17,454
MEIJI Holdings Co., Ltd.	1,000	73,331
Minebea Co., Ltd.	3,000	31,846
Miraca Holdings, Inc.	500	21,204
Mitsubishi Chemical Holdings Corporation	11,000	57,437
Mitsubishi Corporation	11,600	190,142
Mitsubishi Electric Corporation	16,000	146,569
Mitsubishi Estate Co., Ltd.	10,000	204,275
Mitsubishi Gas Chemical Co., Inc.	3,000	13,848
Mitsubishi Heavy Industries, Ltd.	25,000	111,806
Mitsubishi Logistics Corporation	1,000	11,596
Mitsubishi Materials Corporation	9,000	27,346
Mitsubishi Motors Corporation	5,200	39,771
Mitsubishi Tanabe Pharma Corporation	1,800	31,766
Mitsubishi UFJ Financial Group, Inc.	106,100	641,082
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,000	17,622
Mitsui & Co., Ltd.	13,800	155,105
Mitsui Chemicals, Inc.	7,000	22,435
Mitsui Fudosan Co., Ltd.	8,000	219,291
Mitsui OSK Lines, Ltd.	9,000	21,618
Mixi, Inc.	300	10,267
Mizuho Financial Group, Inc.	193,700	362,336
MS&AD Insurance Group Holdings, Inc.	4,300	115,368
Murata Manufacturing Co., Ltd.	1,700	219,597
Nabtesco Corporation	1,000	18,270
Nagoya Railroad Co., Ltd.	7,000	27,509
NEC Corporation	21,000	64,655
Nexon Co., Ltd.	1,000	13,370
NGK Insulators, Ltd.	2,000	38,271
NGK Spark Plug Co., Ltd.	1,500	34,434
NH Foods, Ltd.	2,000	40,814
NHK Spring Co., Ltd.	1,300	12,605
Nidec Corporation	1,800	123,779
Nikon CorporationΔ	2,800	33,861
Nintendo Co., Ltd.	900	151,697
Nippon Building Fund, Inc. REIT	11	53,227
Nippon Electric Glass Co., Ltd.	3,000	14,491
Nippon Express Co., Ltd.	7,000	33,448
Nippon Paint Holdings Co., Ltd.	1,200	20,988
Nippon Prologis REIT, Inc.	12	21,774
Nippon Steel & Sumitomo Metal Corporation	6,500	118,448
Nippon Telegraph & Telephone Corporation	6,300	221,909
Nippon Yusen KK	13,000	30,127
Nissan Motor Co., Ltd.	20,800	191,248
Nisshin Seifun Group, Inc.	1,700	24,720
NIssin Foods Holdings Co., Ltd.	500	23,001
Nitori Holdings Co., Ltd.	600	46,983
Nitto Denko Corporation	1,400	83,850
NOK Corporation	800	17,309
Nomura Holdings, Inc.	30,300	175,872
Nomura Real Estate Master Fund, Inc. REIT*	29	36,929
Nomura Real Estate Holdings, Inc.	1,000	20,104
Nomura Research Institute, Ltd.	990	38,003
NSK, Ltd.	3,800	36,834
NTT Data Corporation	1,200	60,500
NTT DOCOMO, Inc.	12,700	214,212
NTT Urban Development Corporation	900	8,293
Obayashi Corporation	5,000	42,661
Odakyu Electric Railway Co., Ltd.	5,000	45,027
Oji Holdings Corporation	6,000	25,753
Olympus Corporation	2,100	65,516
Omron Corporation	1,600	48,163
Ono Pharmaceutical Co., Ltd.	700	82,996
Oracle Corporation	300	12,669
Oriental Land Co., Ltd.	1,700	94,933
ORIX Corporation	11,100	143,183
Osaka Gas Co., Ltd.	15,000	56,871
Otsuka Corporation	400	19,489
Otsuka Holdings Co., Ltd.	3,200	102,181
Panasonic Corporation	18,700	189,246
Park24 Co., Ltd.	800	15,014
Rakuten, Inc.	7,800	99,703
Recruit Holdings Co., Ltd.	1,100	32,983
Resona Holdings, Inc.	17,900	91,205
Ricoh Co., Ltd.	5,700	57,530
Rinnai Corporation	300	22,889
Rohm Co., Ltd.	800	35,576
Ryohin Keikaku Co., Ltd.	200	40,722
Sanrio Co., Ltd.Δ	400	10,927
Santen Pharmaceutical Co., Ltd.	3,000	40,277
SBI Holdings, Inc.	1,700	19,208
Secom Co., Ltd.	1,800	108,253
Seibu Holdings, Inc.	1,000	20,265
Seiko Epson CorporationΔ	2,300	32,536
Sekisui Chemical Co., Ltd.	4,000	42,102
Sekisui House, Ltd.	5,200	81,452
Seven & i Holdings Co., Ltd.	6,300	287,489
Seven Bank, Ltd.	4,800	20,775
Sharp CorporationΔ*	12,000	13,763
Shikoku Electric Power Co., Inc.	1,400	22,831
Shimadzu Corporation	2,000	28,875
Shimamura Co., Ltd.	200	21,543
Shimano, Inc.	700	98,347
Shimizu Corporation	5,000	42,931
Shin-Etsu Chemical Co., Ltd.	3,400	174,366
Shinsei Bank, Ltd.	14,000	28,779
Shionogi & Co., Ltd.	2,500	89,613
Shiseido Co., Ltd.	2,900	63,239
Shizuoka Bank, Ltd. (The)	5,000	50,179
Showa Shell Sekiyu KK	1,500	11,824
SMC Corporation	500	109,479
SoftBank Group Corporation	8,000	369,918
Sompo Japan Nipponkoa Holdings, Inc.	2,700	78,421
Sony CorporationΔ	10,500	257,377
Sony Financial Holdings, Inc.	1,400	22,978
Stanley Electric Co., Ltd.	1,200	23,942
Sumitomo Chemical Co., Ltd.	12,000	60,681

See Notes to Schedules of Investments.	121

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Sumitomo Corporation	9,100	$88,001
Sumitomo Dainippon Pharma Co., Ltd.	1,300	12,996
Sumitomo Electric Industries, Ltd.	6,100	78,038
Sumitomo Heavy Industries, Ltd.	4,000	15,850
Sumitomo Metal Mining Co., Ltd.	4,000	45,439
Sumitomo Mitsui Financial Group, Inc.	10,600	401,955
Sumitomo Mitsui Trust Holdings, Inc.	27,000	98,956
Sumitomo Realty & Development Co., Ltd.	3,000	95,482
Sumitomo Rubber Industries, Inc.	1,400	19,434
Suntory Beverage & Food, Ltd.	1,100	42,261
Suruga Bank, Ltd.	1,500	27,911
Suzuken Co., Ltd.	600	20,008
Suzuki Motor Corporation	3,000	92,250
Sysmex Corporation	1,200	63,374
T&D Holdings, Inc.	4,700	55,516
Taiheiyo Cement Corporation	9,000	26,967
Taisei Corporation	8,000	52,153
Taisho Pharmaceutical Holdings Co., Ltd.	300	17,247
Taiyo Nippon Sanso Corporation	1,200	11,400
Takashimaya Co., Ltd.	2,000	16,160
Takeda Pharmaceutical Co., Ltd.	6,600	289,557
TDK Corporation	1,000	56,558
Teijin, Ltd.	8,000	24,300
Terumo Corporation	2,500	70,757
THK Co., Ltd.	1,000	15,929
Tobu Railway Co., Ltd.	8,000	34,366
Toho Co., Ltd.	900	20,514
Toho Gas Co., Ltd.	3,000	17,690
Tohoku Electric Power Co., Inc.	3,700	50,141
Tokio Marine Holdings, Inc.	5,800	216,688
Tokyo Electric Power Co., Inc.*	11,700	78,152
Tokyo Electron, Ltd.	1,400	66,101
Tokyo Gas Co., Ltd.	19,000	91,909
Tokyo Tatemono Co., Ltd.	1,500	17,885
Tokyu Corporation	9,000	66,048
Tokyu Fudosan Holdings Corporation	4,200	27,945
TonenGeneral Sekiyu KK	2,000	19,382
Toppan Printing Co., Ltd.	5,000	40,277
Toray Industries, Inc.	12,000	103,743
Toshiba Corporation*	33,000	83,136
TOTO, Ltd.	1,500	46,745
Toyo Seikan Group Holdings, Ltd.	1,300	20,693
Toyo Suisan Kaisha, Ltd.	700	26,538
Toyoda Gosei Co., Ltd.	500	9,827
Toyota Industries Corporation	1,400	66,596
Toyota Motor Corporation	22,700	1,329,038
Toyota Tsusho Corporation	1,700	35,833
Trend Micro, Inc.	900	31,792
Unicharm Corporation	3,000	53,136
United Urban Investment Corporation REIT	21	28,045
USS Co., Ltd.	1,800	29,938
West Japan Railway Co.	1,400	87,746
Yahoo Japan Corporation	11,500	43,780
Yakult Honsha Co., Ltd.	700	34,869
Yamada Denki Co., Ltd.	5,500	22,173
Yamaguchi Financial Group, Inc.	2,000	24,516
Yamaha Corporation	1,400	31,007
Yamaha Motor Co., Ltd.	2,100	42,248
Yamato Holdings Co., Ltd.	2,800	53,609
Yamazaki Baking Co., Ltd.	1,000	15,409
Yaskawa Electric Corporation	1,800	18,369
Yokogawa Electric Corporation	1,800	18,841
Yokohama Rubber Co., Ltd. (The)	1,000	17,637

		21,463,700

Jersey — 1.1%
Experian PLC	8,504	136,516
Glencore PLC*	101,564	140,977
Petrofac, Ltd.	2,095	24,399
Randgold Resources, Ltd.	752	44,312
Shire PLC	4,913	335,861
Wolseley PLC	2,112	123,539
WPP PLC	11,114	231,382

		1,036,986

Luxembourg — 0.3%
ArcelorMittal	8,097	41,990
Millicom International Cellular SA SDR	536	33,520
RTL Group SA	313	26,983
SES SA	2,754	86,915
Subsea 7 SA*	2,143	16,131
Tenaris SA	3,812	45,829

		251,368

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	62,700	14,574

Netherlands — 3.2%
Aegon NVΔ	15,017	86,110
Airbus Group SE	4,932	292,075
Akzo Nobel NV	2,027	131,835
Altice NV Class A*	2,190	45,822
Altice NV Class B*	730	16,286
ASML Holding NVΔ	2,920	256,678
Boskalis Westminster	699	30,597
CNH Industrial NVΔ	7,689	50,120
Delta Lloyd NVΔ	1,856	15,596
Fiat Chrysler Automobiles NVΔ*	7,294	94,805
Gemalto NV	648	42,128
ING Groep NV CVA	32,081	453,471
Koninklijke Ahold NV	7,533	146,955
Koninklijke DSM NV	1,487	68,628
Koninklijke KPN NV	25,968	97,391
Koninklijke Philips NV	7,580	178,335
Koninklijke Vopak NV	570	22,791
NN Group NV	1,591	45,673
OCI NV*	684	17,546
QIAGEN NV*	1,793	46,251
Randstad Holding NV	1,022	61,086
RELX NV	8,759	143,096
STMicroelectronics NV	5,172	35,334
TNT Express NV	4,004	30,555
Unilever NV CVA	13,525	542,152

122	See Notes to Schedules of Investments.

	Shares	Value
Wolters Kluwer NV	2,453	$75,649

		3,026,965

New Zealand — 0.2%
Auckland International Airport, Ltd.	11,782	36,883
Contact Energy, Ltd.	4,129	13,103
Fletcher Building, Ltd.	7,654	33,372
Meridian Energy, Ltd.	12,874	17,335
Mighty River Power, Ltd.Δ	9,731	15,676
Ryman Healthcare, Ltd.	4,705	22,038
Spark New Zealand, Ltd.	18,489	35,332

		173,739

Norway — 0.5%
DNB ASA	7,931	103,217
Gjensidige Forsikring ASA	1,624	21,866
Norsk Hydro ASA	10,903	36,357
Orkla ASA	6,596	48,779
Statoil ASAΔ	9,161	133,559
Telenor ASA	6,205	115,950
Yara International ASA	1,457	58,124

		517,852

Portugal — 0.2%
Banco Comercial Portugues SA, Series R*	308,177	15,061
EDP — Energias de Portugal SA	18,837	69,010
Galp Energia SGPS SA	3,131	30,896
Jeronimo Martins SGPS SA	2,049	27,654

		142,621

Singapore — 1.3%
Ascendas Real Estate
Investment Trust REIT	18,100	29,819
CapitaLand Commercial Trust, Ltd. REIT	16,400	15,484
CapitaLand Mall Trust REIT	20,600	27,546
CapitaLand, Ltd.	23,800	44,940
City Developments, Ltd.	3,800	20,590
ComfortDelGro Corporation, Ltd.	19,600	39,595
DBS Group Holdings, Ltd.	15,200	173,498
Global Logistic Properties, Ltd.	28,000	40,256
Hutchison Port Holdings Trust Class U	53,700	29,535
Jardine Cycle & Carriage, Ltd.	1,111	21,109
Keppel Corporation, Ltd.	12,600	60,259
Oversea-Chinese Banking Corporation, Ltd.	27,047	167,482
Sembcorp Industries, Ltd.	9,800	23,918
Sembcorp Marine, Ltd.	9,200	14,853
Singapore Airlines, Ltd.	5,600	42,156
Singapore Exchange, Ltd.	7,800	38,586
Singapore Press Holdings, Ltd.	13,400	36,168
Singapore Technologies Engineering, Ltd.	16,100	33,778
Singapore Telecommunications, Ltd.	68,400	173,128
StarHub, Ltd.	4,000	9,740
Suntec Real Estate Investment Trust REIT	18,200	19,224
United Overseas Bank, Ltd.	11,600	151,462
UOL Group, Ltd.Δ	4,400	18,629
Wilmar International, Ltd.	17,200	31,122
Yangzijiang Shipbuilding Holdings, Ltd.	23,400	18,711

		1,281,588

Spain — 3.5%
Abertis Infraestructuras SAΔ	3,817	60,394
ACS Actividades de Construccion y Servicios SA	1,564	45,000
Aena SA 144A*	547	60,506
Amadeus IT Holding SA, A Shares	3,798	162,727
Banco Bilbao Vizcaya Argentaria SA	52,631	445,041
Banco de Sabadell SA	40,277	74,133
Banco Popular Espanol SA+*	76	276
Banco Popular Espanol SA	13,741	50,197
Banco Santander SA	119,557	635,737
Bankia SA	37,318	48,433
Bankinter SA	5,468	40,284
CaixaBank SA+*	223	857
CaixaBank SA	21,148	81,616
Distribuidora Internacional de Alimentacion SA*	5,013	30,347
Enagas SA	1,740	49,896
Endesa SA	2,569	54,176
Ferrovial SA	3,767	90,108
Gas Natural SDG SA	2,836	55,337
Grifols SA	1,338	55,321
Iberdrola SA	45,428	302,698
Industria de Diseno Textil SA	9,166	307,351
International Consolidated Airlines Group SA*	6,756	60,527
Mapfre SA	8,693	22,731
Red Electrica Corporacion SA	875	72,657
Repsol SA	8,590	100,187
Telefonica SA	37,241	451,810
Zardoya Otis SA	1,462	15,799

		3,374,146

Sweden — 2.9%
Alfa Laval AB	2,376	38,897
Assa Abloy AB Class B	8,304	148,939
Atlas Copco AB, A Shares	5,559	133,688
Atlas Copco AB, B Shares	3,285	73,480
Boliden AB	2,219	34,745
Electrolux AB, Series B	1,949	55,073
Getinge AB	1,621	36,180
Hennes & Mauritz AB, B Shares	7,954	290,610
Hexagon AB, B Shares	2,139	65,350
Husqvarna AB, B Shares	3,327	21,820
ICA Gruppen AB	628	21,260
Industrivarden AB, C Shares	1,472	25,856
Investment AB Kinnevik, B Shares	1,906	54,484
Investor AB, B Shares	3,790	130,228
Lundin Petroleum ABΔ*	1,760	22,714
Nordea Bank AB	25,436	283,777
Sandvik AB	8,641	73,607
Securitas AB	2,535	31,003
Skandinaviska Enskilda Banken AB Class A	12,847	137,402
Skanska AB, B Shares	3,079	60,449
SKF AB, B Shares	3,216	59,105
Svenska Cellulosa AB SCA Class B	4,771	133,503

See Notes to Schedules of Investments.	123

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Svenska Handelsbanken AB, A Shares	12,574	$180,372
Swedbank AB, A Shares	7,682	169,929
Tele2 AB, B Shares	2,588	25,240
Telefonaktiebolaget LM Ericsson, B Shares	25,458	249,733
TeliaSonera AB	21,036	113,548
Volvo AB, B Shares	12,904	123,609

		2,794,601

Switzerland — 9.9%
ABB, Ltd.Δ*	18,476	326,906
Actelion, Ltd.*	853	108,413
Adecco SA*	1,460	106,924
Aryzta AG*	706	29,923
Baloise Holding AG	407	46,644
Barry Callebaut AG*	18	19,600
Chocoladefabriken Lindt & Spruengli AG	9	117,842
Cie Financiere Richemont SAΔ	4,354	338,789
Coca-Cola HBC AG*	1,632	34,547
Credit Suisse Group AG*	12,700	305,268
Dufry AGΔ*	354	41,451
EMS-Chemie Holding AG	67	27,564
Geberit AG	307	93,916
Givaudan SA*	75	122,037
Julius Baer Group, Ltd.*	1,816	82,468
Kuehne + Nagel International AGΔ	470	60,436
LafargeHolcim, Ltd.*	3,659	191,315
Lonza Group AG*	430	56,423
Nestle SA	26,744	2,011,301
Novartis AG	19,129	1,758,182
Pargesa Holding SA	251	14,730
Partners Group Holding AG	130	44,062
Roche Holding AG	5,843	1,551,150
Schindler Holding AGΔ	530	76,638
SGS SA	44	76,885
Sika AG	17	52,438
Sonova Holding AGΔ	436	56,143
Sulzer AG	195	19,107
Swatch Group AG (The)Δ	651	121,646
Swiss Life Holding AG*	260	57,997
Swiss Prime Site AG*	537	39,235
Swiss Re AG*	2,856	245,037
Swisscom AGΔ	210	104,804
Syngenta AG	774	247,998
Transocean, Ltd.Δ	2,933	37,834
UBS Group AG*	30,400	562,039
Zurich Insurance Group AG*	1,244	305,410

		9,493,102

United Kingdom — 16.9%
3i Group PLC	8,266	58,390
Aberdeen Asset Management PLC	7,861	35,311
Admiral Group PLC	1,692	38,482
Aggreko PLC	2,071	29,856
Amec Foster Wheeler PLC	3,137	34,076
Anglo American PLC	11,833	98,842
Antofagasta PLCΔ	3,193	24,186
ARM Holdings PLC	11,804	169,590
Ashtead Group PLC	4,084	57,754
Associated British Foods PLC	2,974	150,511
AstraZeneca PLC	10,513	666,718
Aviva PLC	33,323	227,914
Babcock International Group PLC	2,030	28,083
BAE Systems PLC	26,023	176,399
Barclays PLC	137,105	507,395
Barratt Developments PLC	8,605	84,053
BG Group PLC	28,399	409,679
BHP Billiton PLC	17,647	268,615
BP PLC	152,140	771,861
British Land Co. PLC (The) REIT	7,935	100,771
BT Group PLC	69,792	444,193
Bunzl PLC	2,725	73,123
Burberry Group PLC	3,602	74,664
Capita PLC	5,498	99,854
Carnival PLC	1,494	77,361
Centrica PLC	41,526	144,262
Cobham PLC	9,208	39,858
Compass Group PLC	14,048	224,387
Croda International PLC	1,100	45,137
Direct Line Insurance Group PLC	11,165	63,352
Dixons Carphone PLC	7,947	51,075
easyJet PLC	1,326	35,794
Fresnillo PLC	1,790	16,035
G4S PLC	12,541	43,841
GKN PLC	13,323	54,116
GlaxoSmithKline PLC	40,491	777,178
Hammerson PLC REIT	6,373	60,178
Hargreaves Lansdown PLC	2,115	38,680
HSBC Holdings PLC	159,483	1,203,091
ICAP PLC	4,817	33,363
IMI PLC	2,201	31,626
Inmarsat PLC	3,637	54,105
InterContinental Hotels Group PLC	1,916	66,379
Intertek Group PLC	1,305	48,158
Intu Properties PLC REIT	7,489	37,379
Investec PLC	4,759	36,439
ITV PLC	31,546	117,554
J Sainsbury PLCΔ	10,852	42,918
Johnson Matthey PLC	1,661	61,583
Kingfisher PLC	19,014	103,288
Land Securities Group PLC REIT	6,417	122,333
Legal & General Group PLC	49,580	178,774
Lloyds Banking Group PLC	473,351	538,890
London Stock Exchange Group PLC	2,611	95,704
Marks & Spencer Group PLC	13,356	101,382
Meggitt PLC	6,459	46,596
Melrose Industries PLC	8,060	32,244
Merlin Entertainments PLC 144A	5,782	32,579
Mondi PLC	2,984	62,542
National Grid PLC	31,427	437,687
Next PLC	1,178	135,755
Old Mutual PLC	41,404	118,658
Pearson PLC	7,015	119,907
Persimmon PLC*	2,484	75,604
Prudential PLC	21,420	451,886
Reckitt Benckiser Group PLC	5,368	486,800
RELX PLC	9,591	164,499
Rexam PLC	5,717	45,391
Rio Tinto PLC	10,659	357,642
Rolls-Royce Holdings PLC*	15,610	160,130

124	See Notes to Schedules of Investments.

	Shares	Value
Royal Bank of Scotland Group PLC*	25,768	$122,941
Royal Dutch Shell PLC, A Shares	32,328	763,166
Royal Dutch Shell PLC, B Shares	20,314	480,328
Royal Mail PLC	6,520	45,303
RSA Insurance Group PLC	8,215	50,082
Sage Group PLC (The)	8,741	66,131
Schroders PLC	1,096	46,571
Segro PLC REIT	6,049	39,355
Severn Trent PLC	1,929	63,811
Sky PLC	8,718	137,927
Smith & Nephew PLC	7,259	126,823
Smiths Group PLC	3,197	48,712
Sports Direct International PLC*	2,184	25,056
SSE PLC	8,438	190,977
St James’s Place PLC	4,054	52,175
Standard Chartered PLC	20,556	199,494
Standard Life PLC	15,884	93,289
Tate & Lyle PLC	3,768	33,576
Taylor Wimpey PLC	27,096	80,279
Tesco PLC	67,792	188,298
Travis Perkins PLC	2,026	60,441
Tullow Oil PLC*	7,375	18,957
Unilever PLC	10,655	433,975
United Utilities Group PLC	5,511	77,242
Vodafone Group PLC	220,474	695,392
Weir Group PLC (The)	1,729	30,675
Whitbread PLC	1,475	104,498
WM Morrison Supermarkets PLCΔ	17,974	45,231

		16,223,165

Total Foreign Common Stocks (Cost $103,626,233)		89,999,122

FOREIGN PREFERRED STOCKS — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG
2.62%, 05/14/15	440	30,261
FUCHS PETROLUB SE
0.70%, 05/07/15	564	24,963
Henkel AG & Co. KGaA
1.22%, 04/14/15	1,446	148,932
Porsche Automobil Holding SE
2.01%, 05/14/15	1,240	52,757
Volkswagen AG
4.06%, 05/06/15	1,354	148,735

Total Foreign Preferred Stocks (Cost $668,297)		405,648

MONEY MARKET FUNDS — 9.3%
GuideStone Money Market Fund (Institutional Class)¥	4,090,911	4,090,911
Northern Institutional Liquid Assets Portfolio§	4,834,667	4,834,667

Total Money Market Funds (Cost $8,925,578)		8,925,578

TOTAL INVESTMENTS — 103.5% (Cost $113,220,108)		99,330,348

Liabilities in Excess of Other Assets — (3.5)%		(3,385,629)

NET ASSETS — 100.0%		$95,944,719

See Notes to Schedules of Investments.	125

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Australia	$5,888,018	$—	$5,848,827	$39,191
Austria	167,376	—	167,376	—
Belgium	581,285	—	581,285	—
Bermuda	179,731	—	179,731	—
Denmark	829,045	—	829,045	—
Finland	835,057	—	835,057	—
France	8,776,018	—	8,776,018	—
Germany	7,331,266	—	7,331,266	—
Hong Kong	2,628,159	24,956	2,603,203	—
Ireland	461,583	—	461,583	—
Israel	202,632	—	202,632	—
Italy	2,324,545	—	2,324,545	—
Japan	21,463,700	—	21,463,700	—
Jersey	1,036,986	—	1,036,986	—
Luxembourg	251,368	—	251,368	—
Mauritius	14,574	—	14,574	—
Netherlands	3,026,965	515,579	2,511,386	—
New Zealand	173,739	—	173,739	—
Norway	517,852	—	517,852	—
Portugal	142,621	—	142,621	—
Singapore	1,281,588	29,535	1,252,053	—
Spain	3,374,146	—	3,373,013	1,133
Sweden	2,794,601	—	2,794,601	—
Switzerland	9,493,102	74,518	9,418,584	—
United Kingdom	16,223,165	77,361	16,145,804	—
Foreign Preferred Stocks:
Germany	405,648	—	405,648	—
Money Market Funds	8,925,578	8,925,578	—	—

Total Assets — Investments in Securities	$99,330,348	$9,647,527	$89,642,497	$40,324

Liabilities:
Other Financial Instruments***
Futures Contracts	$(148,161)	$(148,161)	$—	$—

Total Liabilities — Other Financial Instruments	$(148,161)	$(148,161)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending September 30, 2015.

126	See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 99.8%
Australia — 1.6%
Amcor, Ltd.	35,285	$328,146
Asciano, Ltd.	22,350	132,319
ASX, Ltd.	2,303	61,485
Aurizon Holdings, Ltd.	130,334	460,451
Australia & New Zealand Banking Group, Ltd.	76,884	1,468,960
Bendigo and Adelaide Bank, Ltd.	38,450	268,719
BHP Billiton, Ltd.	58,894	930,192
BlueScope Steel, Ltd.	68,774	175,205
Boral, Ltd.	122,396	455,213
CIMIC Group, Ltd.	49,611	824,185
Computershare, Ltd.	5,607	41,870
CSL, Ltd.	11,024	693,778
Dexus Property Group REIT	12,849	64,797
Federation Centres REIT	52,801	101,961
Flight Centre Travel Group, Ltd.	22,000	560,355
Goodman Group REIT	30,218	124,907
GPT Group (The) REIT	23,870	75,863
GPT Group REIT +*	63,198	—
Lend Lease Group	176,636	1,563,793
Macquarie Group, Ltd.	28,119	1,523,917
Mirvac Group REIT	43,401	52,696
National Australia Bank, Ltd.	47,040	995,507
Qantas Airways, Ltd.*	732,158	1,922,194
QBE Insurance Group, Ltd.	411,718	3,749,441
Rio Tinto, Ltd.	8,019	275,890
Scentre Group REIT	93,514	257,380
Sonic Healthcare, Ltd.	55,999	720,280
Stockland REIT	41,895	113,821
Suncorp Group, Ltd.	37,052	318,746
Telstra Corporation, Ltd.	245,728	971,537
Westfield Corporation REIT	35,358	248,804
WorleyParsons, Ltd.	24,571	102,860

		19,585,272

Austria — 0.4%
Erste Group Bank AG*	165,040	4,796,232

Belgium — 0.4%
Ageas	8,428	346,362
bpost SA	47,533	1,130,323
Delhaize Group	1,867	165,493
Groupe Bruxelles Lambert SA	415	31,318
KBC Groep NV	15,574	984,936
Proximus	77,059	2,665,636

		5,324,068

Bermuda — 0.6%
Cheung Kong Infrastructure
Holdings, Ltd.	11,000	98,590
Credicorp, Ltd.	24,379	2,592,950
First Pacific Co., Ltd.	34,000	20,773
Jardine Matheson Holdings, Ltd.	54,200	2,566,424
Kerry Properties, Ltd.	125,000	343,201
Li & Fung, Ltd.	654,000	500,986
NWS Holdings, Ltd.	19,000	25,045
Yue Yuen Industrial Holdings, Ltd.	207,000	770,136

		6,918,105

Brazil — 0.3%
Embraer SA ADRΔ	153,800	3,934,204

British Virgin Islands — 0.0%
Mail.ru Group, Ltd. GDR*	27,501	478,517

Canada — 0.6%
Canadian National Railway Co.	136,316	7,737,296

China — 2.8%
Alibaba Group Holding, Ltd. ADRΔ*	114,985	6,780,666
Baidu, Inc. ADR*	77,500	10,649,275
JD.com, Inc. ADR*	43,100	1,123,186
New Oriental Education & Technology Group, Inc. ADR*	110,200	2,227,142
Tencent Holdings, Ltd.	746,700	12,586,816
Youku Tudou, Inc. ADRΔ*	48,718	858,898

		34,225,983

Denmark — 2.0%
AP Moeller—Maersk A/S Class B	50	77,074
Chr Hansen Holding A/S	37,057	2,072,693
Danske Bank A/S	253,396	7,657,716
DSV A/S	1,899	70,960
Genmab A/S*	12,843	1,180,974
GN Store Nord A/S	13,272	238,428
ISS A/S	74,559	2,476,606
Novozymes A/S, B Shares	63,920	2,789,605
Pandora A/S	34,795	4,064,719
TDC A/S	454,625	2,344,654
Vestas Wind Systems A/S	11,507	598,238

		23,571,667

Finland — 0.3%
Amer Sports OYJ	3,043	77,401
Cargotec OYJ, B Shares	2,331	63,724
Elisa OYJ	4,664	157,771
Kesko OYJ, B Shares	18,746	664,004
Nokia OYJ	32,553	222,592
Orion OYJ Class B	23,535	890,578
Stora Enso OYJ, R Shares	10,640	80,508
UPM-Kymmene OYJ	71,612	1,074,953

		3,231,531

France — 8.1%
Alcatel-Lucent*	50,486	186,279
Alstom SA*	3,835	118,622
AXA SA	43,802	1,063,473
Cap Gemini SA	25,659	2,291,432
Casino Guichard Perrachon SA	60,232	3,207,668
Christian Dior SE	25,938	4,859,628
Cie de St-Gobain	158,361	6,872,961
Cie Generale des Etablissements Michelin	11,140	1,019,253
CNP Assurances	5,056	70,253
Credit Agricole SA	60,806	700,046
Danone SA	99,255	6,265,322
Engie	252,191	4,080,594
Essilor International SA	11,964	1,461,630
Faurecia	5,058	157,745
Kering	24,908	4,077,320
Klepierre REIT	566	25,653
Lagardere SCA	70,693	1,958,855
L’Oreal SA	32,980	5,732,420
Natixis SA	126,980	703,066
Orange SA	86,261	1,307,660

See Notes to Schedules of Investments.	127

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Peugeot SA*	262,852	$3,982,905
Safran SA	4,000	300,768
Sanofi	241,879	23,027,028
Schneider Electric SE	124,151	6,952,376
SCOR SE	13,764	494,272
Societe BIC SA	11,429	1,775,959
Societe Generale SA	119,651	5,347,351
Societe Television Francaise 1	16,128	226,817
Technip SA	46,300	2,191,096
Thales SA	3,330	232,185
TOTAL SA	24,050	1,081,844
Unibail-Rodamco SE REIT	1,666	431,803
Valeo SA	21,188	2,876,860
Vallourec SAΔ	115,629	1,027,203
Vivendi SA	33,975	804,930

		96,913,277

Germany — 7.9%
Aixtron SEΔ*	123,245	748,265
Allianz SE	40,607	6,379,109
Aurubis AG	24,426	1,554,640
BASF SEΔ	34,785	2,660,489
Beiersdorf AGΔ	77,660	6,883,896
Commerzbank AG*	25,029	264,352
Continental AG	2,850	608,723
Daimler AGΔ	105,564	7,685,426
Deutsche Boerse AG	80,964	6,982,698
Deutsche Lufthansa AG*	132,249	1,841,020
Deutsche Post AG	33,199	919,717
Deutsche Telekom AG	421,077	7,495,852
Freenet AG	75,295	2,491,110
Fresenius Medical Care AG & Co. KGaA	44,711	3,494,406
Fresenius SE & Co. KGaA	5,433	364,707
Hannover Rueck SE	6,895	706,266
HeidelbergCement AG	1,750	120,177
HOCHTIEF AG	4,465	372,789
KION Group AG*	12,114	538,296
Linde AG	38,063	6,182,399
MorphoSys AGΔ*	13,387	892,623
Muenchener Rueckversicherungs-Gesellschaft AG	17,544	3,276,615
OSRAM Licht AG	48,258	2,500,181
ProSiebenSat.1 Media SE	51,698	2,537,641
RHOEN KLINIKUM AG	23,539	666,593
Rocket Internet SE 144A@*	61,162	1,969,087
RWE AGΔ	395,427	4,493,548
Salzgitter AG	7,970	197,971
SAP SE	228,248	14,786,828
Siemens AG	1,016	90,767
Software AG	7,627	222,868
STADA Arzneimittel AG	14,521	520,525
Talanx AG	6,850	205,215
United Internet AG	1,389	70,420
Vonovia SE	8,154	262,446
Zalando SE 144A*	105,110	3,481,072

		94,468,737

Hong Kong — 2.3%
AIA Group, Ltd.	2,740,800	14,254,217
ASM Pacific Technology, Ltd.	3,100	20,332
Cheung Kong Property Holdings, Ltd.	49,500	362,653
China Mobile, Ltd.	413,500	4,949,496
CLP Holdings, Ltd.	36,000	307,763
Global Brands Group Holding, Ltd.*	4,622,924	957,003
Guangdong Investment, Ltd.	1,355,900	2,023,983
Hang Lung Properties, Ltd.	31,000	69,730
Hong Kong & China Gas Co., Ltd.	133,000	249,398
Hong Kong Exchanges and Clearing, Ltd.	112,807	2,587,905
Link REIT	41,000	225,723
New World Development Co., Ltd.	202,000	196,725
PCCW, Ltd.	62,000	31,915
Power Assets Holdings, Ltd.	26,500	250,766
Sino Land Co., Ltd.	286,000	435,467
Sun Hung Kai Properties, Ltd.	10,000	130,433
Swire Pacific, Ltd. Class A	12,000	134,502
WH Group, Ltd. 144A*	642,000	319,495
Wheelock & Co., Ltd.	31,000	134,631

		27,642,137

India — 0.5%
Housing Development Finance
Corporation, Ltd.	162,416	3,009,165
Tata Consultancy Services, Ltd.	61,662	2,437,458

		5,446,623

Indonesia — 0.1%
PT Telekomunikasi Indonesia Persero Tbk	4,449,000	803,495

Ireland — 0.9%
Bank of Ireland*	6,962,114	2,707,097
CRH PLC	234,151	6,180,612
DCC PLC	4,864	367,554
James Hardie Industries PLC	136,139	1,643,349

		10,898,612

Italy — 2.5%
A2A SpA	1,357,307	1,685,056
Autogrill SpA*	49,521	451,684
Banca Generali SpA	3,521	99,325
Banca Popolare di Milano Scarl	1,229,263	1,215,419
Banco Popolare SC*	50,951	753,846
Eni SpA	785,831	12,361,457
EXOR SpA	67,927	2,961,283
FinecoBank Banca Fineco SpA	114,621	761,728
Finmeccanica SpA*	208,972	2,616,929
Intesa Sanpaolo SpA	238,316	841,903
Mediaset SpA	107,773	496,142
Pirelli & C. SpA	15,123	253,070
Prysmian SpA	22,208	459,026
Recordati SpA	7,053	162,753
UniCredit SpA	665,643	4,149,773
UnipolSai SpA	127,476	277,200

		29,546,594

Japan — 16.0%
Ajinomoto Co., Inc.	44,000	927,872
Alfresa Holdings Corporation	5,100	87,095
Amada Holdings Co., Ltd.	229,400	1,749,075
Aozora Bank, Ltd.	58,000	201,162
Astellas Pharma, Inc.	163,700	2,118,946
Bandai Namco Holdings, Inc.	69,300	1,608,364

128	See Notes to Schedules of Investments.

	Shares	Value
Brother Industries, Ltd.	54,900	$661,767
Calbee, Inc.	22,000	711,920
Canon, Inc.	437,850	12,665,910
Central Japan Railway Co.	10,900	1,757,382
Chiba Bank, Ltd. (The)	30,000	213,033
Chubu Electric Power Co., Inc.	28,700	423,159
COOKPAD, Inc.Δ	20,100	424,326
Daicel Corporation	66,100	811,431
Dai-ichi Life Insurance Co., Ltd. (The)	5,300	84,375
Daito Trust Construction Co., Ltd.	1,000	101,605
Daiwa House Industry Co., Ltd.	9,100	225,597
Daiwa Securities Group, Inc.	10,000	64,705
DeNA Co., Ltd.	25,700	476,979
Denso Corporation	204,800	8,675,097
Don Quijote Holdings Co., Ltd.	12,200	459,644
Ezaki Glico Co., Ltd.	3,500	161,752
Fuji Electric Co., Ltd.	1,307,000	4,740,061
Fuji Heavy Industries, Ltd.	56,500	2,033,124
FUJIFILM Holdings Corporation	38,100	1,424,261
Fujitsu, Ltd.	87,000	378,433
Fukuoka Financial Group, Inc.	116,000	552,491
Gunma Bank, Ltd. (The)	11,000	70,404
Hachijuni Bank, Ltd. (The)	35,000	248,437
Haseko Corporation	41,100	465,595
Hitachi High-Technologies Corporation	15,200	329,130
Hitachi, Ltd.	779,000	3,930,858
Hokuhoku Financial Group, Inc.	170,000	389,246
Honda Motor Co., Ltd.	481,100	14,359,254
Hoya Corporation	291,500	9,547,178
Inpex Corporation	453,000	4,050,154
Isetan Mitsukoshi Holdings, Ltd.	31,700	475,636
Isuzu Motors, Ltd.	40,750	409,212
J. Front Retailing Co., Ltd.	38,100	617,167
Japan Airlines Co., Ltd.	119,100	4,214,345
Japan Real Estate Investment Corporation REIT	13	59,882
Japan Retail Fund Investment Corporation REIT	18	34,827
JSR Corporation	11,500	165,771
JTEKT Corporation	29,100	407,429
Kajima Corporation	16,000	84,910
Kaken Pharmaceutical Co., Ltd.	7,000	649,723
Kamigumi Co., Ltd.	8,000	65,553
Kao Corporation	84,000	3,807,791
KDDI Corporation	21,500	481,237
Kewpie Corporation	8,500	169,065
Kobe Steel, Ltd.	507,000	549,727
Koito Manufacturing Co., Ltd.	15,200	496,681
Konami Corporation	9,500	205,317
Konica Minolta, Inc.	160,500	1,690,829
Kose Corporation	8,900	812,296
Kyowa Hakko Kirin Co., Ltd.	5,000	74,538
M3, Inc.	203,100	4,036,169
Mabuchi Motor Co., Ltd.	70,200	3,048,056
Makita Corporation	3,200	170,217
Medipal Holdings Corporation	32,300	512,504
MEIJI Holdings Co., Ltd.	17,800	1,305,284
Mitsubishi Electric Corporation	69,800	639,406
Mitsubishi Estate Co., Ltd.	22,000	449,405
Mitsubishi Gas Chemical Co., Inc.	16,000	73,857
Mitsubishi Tanabe Pharma Corporation	24,400	430,603
Mitsubishi UFJ Financial Group, Inc.	189,600	1,145,609
Mitsui Fudosan Co., Ltd.	16,000	438,582
Mixi, Inc.	46,300	1,584,527
MS&AD Insurance Group Holdings, Inc.	37,100	995,388
Murata Manufacturing Co., Ltd.	5,300	684,625
Nexon Co., Ltd.	97,200	1,299,523
NHK Spring Co., Ltd.	55,100	534,276
Nintendo Co., Ltd.	4,600	775,338
Nippon Building Fund, Inc. REIT	15	72,582
Nippon Express Co., Ltd.	243,000	1,161,140
Nippon Telegraph & Telephone Corporation	12,600	443,818
Nippon Yusen KK	71,800	166,392
Nitto Denko Corporation	8,000	479,142
NOK Corporation	46,700	1,010,387
Nomura Holdings, Inc.	61,900	359,290
NTT DOCOMO, Inc.	153,500	2,589,092
ORIX Corporation	116,200	1,498,904
Otsuka Corporation	5,300	258,235
Otsuka Holdings Co., Ltd.	25,300	807,868
Pola Orbis Holdings, Inc.	4,700	292,291
Rakuten, Inc.	514,900	6,581,682
Resona Holdings, Inc.	161,200	821,354
Rohm Co., Ltd.	11,400	506,960
Ryohin Keikaku Co., Ltd.	1,200	244,330
Santen Pharmaceutical Co., Ltd.	11,600	155,737
SBI Holdings, Inc.	119,900	1,354,740
Secom Co., Ltd.	117,700	7,078,543
Seiko Epson Corporation	81,800	1,157,147
Sekisui House, Ltd.	7,300	114,347
Seven & i Holdings Co., Ltd.	34,100	1,556,091
Shimadzu Corporation	31,000	447,555
Shimamura Co., Ltd.	2,100	226,200
Shionogi & Co., Ltd.	57,000	2,043,175
SMC Corporation	18,300	4,006,940
SoftBank Group Corporation	174,100	8,050,352
Sompo Japan Nipponkoa Holdings, Inc.	31,900	926,531
Sony Corporation	9,700	237,768
Sugi Holdings Co., Ltd.	1,800	80,787
Sumitomo Chemical Co., Ltd.	142,000	718,056
Sumitomo CorporationΔ	381,600	3,690,230
Sumitomo Heavy Industries, Ltd.	353,000	1,398,795
Sumitomo Mitsui Financial Group, Inc.	42,100	1,596,445
Sumitomo Realty & Development Co., Ltd.	6,000	190,965
Sumitomo Rubber Industries, Inc.	44,100	612,160
Suzuken Co., Ltd.	9,900	330,136
Sysmex Corporation	1,400	73,936
T&D Holdings, Inc.	49,800	588,231
Takashimaya Co., Ltd.	47,000	379,754

See Notes to Schedules of Investments.	129

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Takeda Pharmaceutical Co., Ltd.	194,200	$8,519,990
TDK Corporation	19,000	1,074,599
Teijin, Ltd.	184,000	558,897
Tokio Marine Holdings, Inc.	191,700	7,161,911
Tokyo Electric Power Co., Inc.*	298,500	1,993,869
Tokyo Electron, Ltd.	53,300	2,516,571
Toyo Suisan Kaisha, Ltd.	4,500	170,604
Toyota Motor Corporation	2,660	155,737
Trend Micro, Inc.	69,700	2,462,098
Tsuruha Holdings, Inc.	2,200	189,592
USS Co., Ltd.	9,100	151,352
West Japan Railway Co.	8,900	557,816
Yamaha Corporation	21,500	476,186
Yamaha Motor Co., Ltd.	43,200	869,109
Yamazaki Baking Co., Ltd.	19,000	292,767

		192,184,313

Jersey — 0.8%
Randgold Resources, Ltd.	1,392	82,023
Shire PLC	17,790	1,216,155
Wolseley PLC	44,645	2,611,456
WPP PLC	303,753	6,323,822

		10,233,456

Luxembourg — 0.0%
SES SA	7,593	239,631
Subsea 7 SA*	14,232	107,130

		346,761

Netherlands — 6.5%
Aegon NVΔ	1,006,218	5,769,828
Airbus Group SE	84,268	4,990,382
Akzo Nobel NV	2,782	180,940
ASML Holding NVΔ	41,028	3,606,500
Boskalis Westminster	8,814	385,813
CNH Industrial NVΔ	596,251	3,886,793
Delta Lloyd NVΔ	334,233	2,808,473
Fiat Chrysler Automobiles NVΔ*	1,013,970	13,179,191
ING Groep NV	1,188,761	16,803,355
Koninklijke Ahold NV	543,291	10,598,598
Koninklijke Philips NV	169,061	3,977,494
NN Group NV	17,085	490,466
QIAGEN NV*	2,484	64,075
Randstad Holding NV	167,230	9,995,528
TNT Express NV	8,789	67,069
Unilever NV	8,357	334,992
Wolters Kluwer NV	47,417	1,462,317

		78,601,814

New Zealand — 0.1%
Spark New Zealand, Ltd.	337,667	643,878

Nigeria — 0.0%
Afriland Properties PLC REIT+*	331,249	—

Norway — 0.9%
Marine Harvest ASA*	103,132	1,312,044
Norsk Hydro ASA	93,813	312,825
Orkla ASA	567,131	4,194,095
Schibsted ASA Class A	42,591	1,444,125
Schibsted ASA, B Shares*	42,853	1,354,069
Telenor ASA	14,213	265,592
Yara International ASA	35,774	1,427,120

		10,309,870

Portugal — 0.1%
Jeronimo Martins SGPS SA	96,623	1,304,062
NOS SGPS SA	44,789	369,964

		1,674,026

Russia — 0.2%
Magnit PJSC GDR	45,358	2,166,752

Singapore — 2.1%
Ascendas Real Estate Investment Trust REIT	27,200	44,811
CapitaLand Commercial Trust, Ltd. REIT	34,500	32,573
CapitaLand Mall Trust REIT	46,300	61,911
ComfortDelGro Corporation, Ltd.	52,200	105,453
DBS Group Holdings, Ltd.	325,800	3,718,793
Jardine Cycle & Carriage, Ltd.	186,200	3,537,837
Sembcorp Industries, Ltd.	1,171,000	2,857,921
Singapore Airlines, Ltd.	22,300	167,871
Singapore Exchange, Ltd.	13,600	67,278
Singapore Technologies Engineering, Ltd.	23,600	49,512
Singapore Telecommunications, Ltd.	2,020,100	5,113,107
Suntec Real Estate Investment Trust REIT	40,500	42,779
United Overseas Bank, Ltd.	757,825	9,895,006
UOL Group, Ltd.	8,386	35,505

		25,730,357

South Korea — 0.9%
Celltrion, Inc.Δ*	37,387	2,153,108
Hankook Tire Co., Ltd.Δ	56,968	1,907,122
NAVER Corporation	6,625	2,871,513
Shinhan Financial Group Co., Ltd.	108,686	3,800,972

		10,732,715

Spain — 6.0%
Abengoa SA, B Shares	100,395	93,546
ACS Actividades de Construccion y Servicios SA	32,719	941,397
Amadeus IT Holding SA, A Shares	168,658	7,226,220
Banco Bilbao Vizcaya Argentaria SA	85,125	719,807
Banco de Sabadell SAΔ	1,380,535	2,540,969
Banco Popular Espanol SAΔ	1,453,006	5,307,910
Banco Santander SA	2,000,375	10,636,875
Bankinter SA	100,245	738,527
Distribuidora Internacional de Alimentacion SA*	271,667	1,644,551
Ebro Foods SA	235,808	4,631,555
Endesa SA	85,145	1,795,581
Gamesa Corporacion Tecnologica SA	55,326	768,030
Iberdrola SA	1,648,809	10,986,437
Industria de Diseno Textil SA	416,250	13,957,548
International Consolidated Airlines Group*	183,861	1,642,400
Mediaset Espana Comunicacion SA	51,545	563,490
Red Electrica Corporacion SA	899	74,649

130	See Notes to Schedules of Investments.

	Shares	Value
Repsol SA	5,413	$63,133
Telefonica SA	611,555	7,419,417

		71,752,042

Sweden — 4.0%
Alfa Laval AB	117,886	1,929,896
Atlas Copco AB, A Shares	281,737	6,775,497
BillerudKorsnas AB	27,001	388,767
Boliden AB	92,065	1,441,568
Electrolux AB, Series B	32,335	913,684
Elekta AB, B SharesΔ	191,436	1,274,329
Hennes & Mauritz AB, B Shares	179,603	6,562,044
Hexpol AB	44,700	499,915
Investment AB Kinnevik, B Shares	192,335	5,497,949
Investor AB, B Shares	3,071	105,523
NCC AB, B Shares	2,720	82,191
Skandinaviska Enskilda Banken AB Class A	70,821	757,446
Skanska AB, B Shares	37,287	732,045
Svenska Cellulosa AB SCA Class B	98,572	2,758,255
Svenska Handelsbanken AB, A Shares	329,863	4,731,839
Tele2 AB, B Shares	127,729	1,245,690
Telefonaktiebolaget LM Ericsson, B Shares	418,345	4,103,808
TeliaSonera AB	1,543,733	8,332,736
Trelleborg AB, B Shares	4,602	72,907

		48,206,089

Switzerland — 10.8%
ABB, Ltd.Δ*	658,867	11,657,680
ABB, Ltd. ADRΔ*	71,600	1,265,172
Actelion, Ltd.*	1,878	238,686
Adecco SA*	13,721	1,004,866
Baloise Holding AG	3,839	439,965
Cie Financiere Richemont SA	61,327	4,771,914
Credit Suisse Group AG*	200,260	4,813,618
Galenica AG	697	888,087
GAM Holding AG*	16,379	288,296
Helvetia Holding AG	3,760	1,844,560
Julius Baer Group, Ltd.*	2,768	125,701
Lonza Group AG*	19,646	2,577,868
Nestle SA	231,305	17,395,452
Novartis AG	233,117	21,426,223
OC Oerlikon Corporation AG*	258,860	2,542,903
Roche Holding AG	69,338	18,407,267
Straumann Holding AG	275	79,163
Swiss Life Holding AG*	35,552	7,930,414
Swiss Re AG*	24,435	2,096,453
Syngenta AG	36,384	11,657,826
UBS Group AG*	387,103	7,156,810
Zurich Insurance Group AGΔ*	43,431	10,662,583

		129,271,507

Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	505,054	10,479,871
Teco Electric and Machinery Co., Ltd.	2,703,300	2,131,794

		12,611,665

Thailand — 0.3%
Bangkok Bank PCL	161,300	708,512
Charoen Pokphand Foods PCLΔ	4,510,300	2,572,344

		3,280,856

Turkey — 0.2%
BIM Birlesik Magazalar AS	141,483	2,508,987
Yapi ve Kredi Bankasi AS	1	1

		2,508,988

United Kingdom — 17.7%
3i Group PLC	34,312	242,376
Aggreko PLC	160,779	2,317,814
Amec Foster Wheeler PLC	444,158	4,824,757
ARM Holdings PLC	458,247	6,583,717
AstraZeneca PLC	79,808	5,061,294
Aviva PLC	83,758	572,867
BAE Systems PLC	147,958	1,002,944
Barclays PLC	1,075,948	3,981,846
Barratt Developments PLC	47,811	467,016
Berkeley Group Holdings PLC	48,018	2,430,687
BG Group PLC	505,363	7,290,285
BP PLC	1,601,068	8,122,789
British Land Co. PLC (The) REIT	10,722	136,165
BT Group PLC	351,297	2,235,838
Close Brothers Group PLC	5,093	115,197
Compass Group PLC	777,655	12,421,359
Dairy Crest Group PLC	599,353	5,521,443
Dialog Semiconductor PLC*	10,612	425,741
DS Smith PLC	1,516,216	9,057,612
G4S PLC	1,779,065	6,219,319
GKN PLC	197,336	801,550
GlaxoSmithKline PLC	772,039	14,818,393
Hammerson PLC REIT	5,569	52,586
Hikma Pharmaceuticals PLC	20,828	719,475
Howden Joinery Group PLC	37,643	277,779
HSBC Holdings PLC	1,027,413	7,750,488
ICAP PLC	9,590	66,421
Inchcape PLC	114,021	1,242,446
Intermediate Capital Group PLC	118,536	927,166
Investec PLC	31,016	237,486
ITV PLC	866,377	3,228,503
John Wood Group PLC	11,587	108,018
Just Eat PLC*	38,508	239,585
Kingfisher PLC	1,314,133	7,138,662
Land Securities Group PLC REIT	9,565	182,346
Man Strategic Holdings PLC	1,371,704	3,184,059
Mondi PLC	79,732	1,671,112
National Grid PLC	1,169,339	16,285,500
Next PLC	9,273	1,068,637
Ocado Group PLCΔ*	283,349	1,374,895
Pearson PLC	212,083	3,625,109
Persimmon PLC*	99,497	3,028,317
Prudential PLC	288,589	6,088,207
Reckitt Benckiser Group PLC	16,774	1,521,159
RELX PLC	20,897	358,413
Rexam PLC	12,257	97,316
Rio Tinto PLC	1,910	64,086
Rolls-Royce Holdings PLC*	1,427,251	14,640,941
Royal Dutch Shell PLC, A Shares	69,599	1,643,021

See Notes to Schedules of Investments.	131

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Royal Dutch Shell PLC, B Shares	41,902	$990,781
Royal Dutch Shell PLC A SharesΔ	251,263	5,959,945
RSA Insurance Group PLC	19,189	116,985
Sage Group PLC (The)	86,075	651,205
Sky PLC	374,071	5,918,173
Standard Chartered PLC	196,305	1,905,123
Tate & Lyle PLC	20,521	182,856
Taylor Wimpey PLC	1,123,368	3,328,279
Tesco PLC	2,385,213	6,625,134
Travis Perkins PLC	76,727	2,288,979
Unilever PLC	248,877	10,136,678
Vodafone Group PLC	1,144,428	3,609,612

		213,186,492

United States of America — 0.9%
Joy Global, Inc.Δ	46,200	689,766
MercadoLibre, Inc.Δ	26,700	2,431,302
Yum! Brands, Inc.Δ	89,169	7,129,062

		10,250,130

Total Foreign Common Stocks (Cost $1,251,064,738)		1,199,214,061

FOREIGN PREFERRED STOCKS — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA
1.22%, 04/14/15	11,665	1,201,448
Porsche Automobil Holding SE
2.01%, 05/14/15	19,993	850,620

Total Foreign Preferred Stocks (Cost $2,632,405)		2,052,068

WARRANT — 0.0%
Sun Hung Kai Properties, Ltd.* (Cost $0)	1	1

MONEY MARKET FUNDS — 11.7%
GuideStone Money Market Fund (Investor Class)¥	63,472,231	63,472,231
Northern Institutional Liquid Assets Portfolio§	77,428,182	77,428,182

Total Money Market Funds (Cost $140,900,413)		140,900,413

TOTAL INVESTMENTS — 111.7% (Cost $1,394,597,556)		1,342,166,543

FOREIGN COMMON STOCKS SOLD SHORT — (5.1)%
Australia — (0.4)%
ALS, Ltd.	(160,746)	(522,777)
Alumina, Ltd.	(462,191)	(367,710)
Newcrest Mining Ltd.*	(84,073)	(756,556)
REA Group, Ltd.	(23,737)	(743,331)
Santos, Ltd	(60,082)	(170,023)
Seek, Ltd.	(91,056)	(771,687)
Sydney Airport	(88,549)	(372,152)
TPG Telecom, Ltd.	(30,392)	(232,935)
Transurban Group	(46,106)	(322,964)

		(4,260,135)

Belgium — 0.0%
UCB SA	(857)	(67,140)

Finland — (0.1)%
Nokian Renkaat OYJ	(43,244)	(1,399,884)
Outokumpu OYJ*	(180,792)	(417,465)

		(1,817,349)

France — (0.5)%
Bollore SA	(397,344)	(1,937,240)
Casino Guichard Perrachon SA	(9,724)	(517,854)
Edenred	(74,246)	(1,215,758)
Etablissements Maurel et Prom*	(15,774)	(58,529)
Groupe Eurotunnel SE	(8,717)	(118,765)
Plastic Omnium SA	(6,555)	(150,585)
PPR	(3,801)	(622,205)
Rexel SA	(12,383)	(152,442)
Technip SA	(18,731)	(886,424)
Vallourec SA	(68,870)	(611,814)

		(6,271,616)

Germany — (0.2)%
adidas AG	(10,447)	(842,318)
Bilfinger SE	(22,485)	(833,779)
Brenntag AG	(2,635)	(142,169)
Fraport AG Frankfurt Airport Services Worldwide	(1,592)	(98,439)
RWE AG	(54,119)	(614,997)
Telefonica Deutschland Holding AG	(63,311)	(387,147)

		(2,918,849)

Ireland — 0.0%
James Hardie Industries PLC	(34,988)	(422,344)

Italy — (0.4)%
Atlantia SpA	(12,157)	(340,066)
Enel Green Power SpA	(451,740)	(854,181)
Saipem SpA*	(131,257)	(1,052,490)
Salvatore Ferragamo SpA	(93,962)	(2,506,158)

		(4,752,895)

Japan — (1.3)%
Acom Co., Ltd.*	(372,100)	(1,903,991)
AEON Financial Service Co., Ltd.	(61,900)	(1,224,754)
Chiyoda Corporation	(27,000)	(184,510)
Denso Corporation	(2,400)	(101,661)
Honda Motor Co., Ltd.	(7,300)	(217,881)
IHI Corporation	(124,000)	(318,635)
Inpex Corporation	(48,200)	(430,944)
ITOCHU Corporation	(11,500)	(121,569)
Japan Airport Terminal Co., Ltd.	(5,500)	(237,713)
Japan Display Inc.*	(32,000)	(92,181)
Kakaku.com, Inc.	(71,100)	(1,154,694)
Kyushu Electric Power Co., Inc.*	(245,700)	(2,680,692)
LIXIL Group Corporation	(12,400)	(252,367)
Marubeni Corporation	(89,400)	(438,004)
Mitsubishi Corporation	(12,700)	(208,173)
Mitsubishi Logistics Corporation	(7,000)	(81,172)
Mitsui & Co., Ltd.	(27,000)	(303,466)
NGK Spark Plug Co., Ltd.	(9,400)	(215,785)
Nikon Corporation	(57,000)	(689,324)
Nippon Paint Holdings Co., Ltd.	(5,300)	(92,696)

132	See Notes to Schedules of Investments.

	Shares	Value
Ricoh Co., Ltd.	(128,700)	$(1,298,959)
Rinnai Corporation	(15,000)	(1,144,439)
Shikoku Electric Power Co., Inc.	(34,400)	(561,002)
Stanley Electric Co., Ltd.	(4,200)	(83,797)
Sumitomo Corporation	(54,800)	(529,939)
Toyota Tsusho Corporation	(7,000)	(147,548)
Yaskawa Electric Corporation	(70,400)	(718,428)

		(15,434,324)

Jersey — 0.0%
Glencore PLC*	(62,884)	(87,287)

Luxembourg — (0.3)%
ArcelorMittal	(208,174)	(1,079,567)
Millicom International Cellular SA	(10,611)	(663,585)
Tenaris SA	(107,322)	(1,290,270)

		(3,033,422)

Netherlands — (0.3)%
Altice NV, B Shares*	(1,898)	(42,342)
CNH Industrial NV	(68,557)	(446,882)
Fugro NV*	(32,975)	(582,358)
Koninklijke Vopak NV	(20,765)	(830,256)
OCI NV*	(4,460)	(114,409)
SBM Offshore NV*	(169,132)	(2,147,177)
STMicroelectronics NV	(9,651)	(65,934)

		(4,229,358)

Norway — (0.3)%
DNO ASA*	(36,256)	(38,441)
Schibsted ASA*	(52,861)	(1,670,302)
Schibsted ASA Class A	(57,146)	(1,937,639)

		(3,646,382)

Portugal — 0.0%
Banco Comercial
Portugues SA*	(2,232,879)	(109,123)

Spain — (0.3)%
Abertis Infraestructuras SA	(23,964)	(379,168)
Aena SA*	(13,353)	(1,477,041)
Applus Services SA	(34,453)	(327,407)
Atresmedia Corporation de Medios de Comunicacion SA	(6,446)	(82,066)
Cellnex Telecom SAU*	(5,210)	(88,766)
Zardoya Otis SA	(83,618)	(903,629)

		(3,258,077)

Sweden — (0.1)%
Alfa Laval AB	(20,144)	(329,775)
Meda AB	(17,320)	(247,702)
Modern Times Group MTG AB, B Shares	(3,555)	(91,518)

		(668,995)

Switzerland — (0.3)%
Aryzta AG*	(5,121)	(217,045)
Barry Callebaut AG*	(322)	(350,618)
Cie Financiere Richemont SA	(14,972)	(1,164,986)
Dufry AG*	(6,509)	(762,155)
Flughafen Zuerich AG	(161)	(112,060)
Sulzer AG	(989)	(96,908)
Swatch Group AG (The)	(1,598)	(592,651)

		(3,296,423)

United Kingdom — (0.6)%
Admiral Group PLC	(36,464)	(829,327)
Aggreko PLC	(59,207)	(853,537)
Amec Foster Wheeler PLC	(5,749)	(62,450)
Anglo American PLC	(59,710)	(498,763)
Antofagasta PLC	(173,046)	(1,310,766)
BTG PLC*	(15,450)	(152,913)
Drax Group PLC	(123,117)	(454,847)
Hargreaves Lansdown PLC	(101,424)	(1,854,870)
Intertek Group PLC	(1,807)	(66,683)
Serco Group PLC*	(655,011)	(1,012,120)
Sports Direct International PLC*	(31,123)	(357,064)
Vedanta Resources PLC	(8,306)	(53,504)
Weir Group PLC (The)	(4,409)	(78,222)

		(7,585,066)

Total Foreign Common Stocks Sold Short (Proceeds $(72,631,056))		(61,858,785)

Liabilities in Excess of Other Assets — (6.6)%		(78,817,328)

NET ASSETS — 100.0%		$1,201,490,430

See Notes to Schedules of Investments.	133

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Australia	$19,585,272	$—	$19,585,272	$—
Austria	4,796,232	—	4,796,232	—
Belgium	5,324,068	—	5,324,068	—
Bermuda	6,918,105	2,592,950	4,325,155	—
Brazil	3,934,204	3,934,204	—	—
British Virgin Islands	478,517	478,517	—	—
Canada	7,737,296	7,737,296	—	—
China	34,225,983	21,639,167	12,586,816	—
Denmark	23,571,667	—	23,571,667	—
Finland	3,231,531	—	3,231,531	—
France	96,913,277	—	96,913,277	—
Germany	94,468,737	—	94,468,737	—
Hong Kong	27,642,137	—	27,642,137	—
India	5,446,623	—	5,446,623	—
Indonesia	803,495	—	803,495	—
Ireland	10,898,612	—	10,898,612	—
Italy	29,546,594	—	29,546,594	—
Japan	192,184,313	—	192,184,313	—
Jersey	10,233,456	—	10,233,456	—
Luxembourg	346,761	—	346,761	—
Netherlands	78,601,814	17,581,191	61,020,623	—
New Zealand	643,878	—	643,878	—
Nigeria	—	—	—	—
Norway	10,309,870	1,354,068	8,955,802	—
Portugal	1,674,026	—	1,674,026	—
Russia	2,166,752	2,166,752	—	—
Singapore	25,730,357	—	25,730,357	—
South Korea	10,732,715	—	10,732,715	—
Spain	71,752,042	—	71,752,042	—
Sweden	48,206,089	—	48,206,089	—
Switzerland	129,271,507	1,265,172	128,006,335	—
Taiwan	12,611,665	10,479,871	2,131,794	—
Thailand	3,280,856	2,572,344	708,512	—
Turkey	2,508,988	2,508,987	1	—
United Kingdom	213,186,492	—	213,186,492	—
United States of America	10,250,130	10,250,130	—	—
Foreign Preferred Stocks:
Germany	2,052,068	—	2,052,068	—
Money Market Funds	140,900,413	140,900,413	—	—
Warrant	1	1	—	—

Total Assets — Investments in Securities	$1,342,166,543	$225,461,063	$1,116,705,480	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$1,471,925	$—	$1,471,925	$—

Total Assets — Other Financial Instruments	$1,471,925	$—	$1,471,925	$—

134	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short:
Australia	$(4,260,135)	$—	$(4,260,135)	$—
Belgium	(67,140)	—	(67,140)	—
Finland	(1,817,349)	—	(1,817,349)	—
France	(6,271,616)	—	(6,271,616)	—
Germany	(2,918,849)	—	(2,918,849)	—
Ireland	(422,344)	—	(422,344)	—
Italy	(4,752,895)	—	(4,752,895)	—
Japan	(15,434,324)	—	(15,434,324)	—
Jersey	(87,287)	—	(87,287)	—
Luxembourg	(3,033,422)	—	(3,033,422)	—
Netherlands	(4,229,358)	(624,701)	(3,604,657)	—
Norway	(3,646,382)	(1,670,302)	(1,976,080)	—
Portugal	(109,123)	—	(109,123)	—
Spain	(3,258,077)	—	(3,258,077)	—
Sweden	(668,995)	—	(668,995)	—
Switzerland	(3,296,423)	—	(3,296,423)	—
United Kingdom	(7,585,066)	—	(7,585,066)	—

Total Liabilities — Investments in Securities	$(61,858,785)	$(2,295,003)	$(59,563,782)	$—

Other Financial Instruments***
Futures Contracts	$(1,273,836)	$(1,273,836)	$—	$—

Total Liabilities — Other Financial Instruments	$(1,273,836)	$(1,273,836)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were being valued based on quoted prices at December 31, 2014 that are now being fair valued. The value of the securities that were transferred to Level 2 as of September 30, 2015 is $17,635,460.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2014 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of September 30, 2015 is $19,312,342.

See Notes to Schedules of Investments.	135

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 90.2%
Argentina — 0.2%
Banco Macro SA ADR*	13,970	$536,448

Austria — 0.2%
Vienna Insurance Group AG Wiener Versicherung Gruppe	23,188	683,719

Bermuda — 1.2%
Credicorp, Ltd.	17,500	1,861,300
GOME Electrical Appliances Holdings, Ltd.	4,615,000	704,664
Kosmos Energy, Ltd.*	84,300	470,394
Nine Dragons Paper Holdings Ltd.	619,000	322,857

		3,359,215

Brazil — 4.1%
Banco Bradesco SA ADRΔ	108,360	580,810
Banco do Brasil SA	65,600	248,699
Banco Santander Brasil SA ADRΔ	244,404	769,873
BR Malls Participacoes SA	21,400	56,678
BRF SA	48,200	858,956
BTG Pactual Group	153,300	1,016,973
CCR SA	112,100	343,835
Cia Brasileira de Distribuicao ADRΔ	18,947	237,595
Cia Energetica de Minas Gerais ADRΔ	61,075	108,713
Gerdau SA	12,880	14,587
Gerdau SA ADRΔ	73,678	100,939
Hypermarcas SA*	87,500	335,036
Itau Unibanco Holding SA ADRΔ	248,274	1,643,574
JBS SA	394,500	1,670,742
Linx SA	28,000	304,190
Odontoprev SA	104,000	256,819
Porto Seguro SA	16,900	127,885
Raia Drogasil SA	11,800	116,408
Rumo Logistica Operadora Multimodal SA*	112,004	167,815
TOTVS SA	67,500	499,376
Tractebel Energia SA	93,000	790,072
Ultrapar Participacoes SA	50,400	846,547
Ultrapar Participacoes SA ADRΔ	7,704	128,811

		11,224,933

Canada — 0.6%
First Quantum Minerals, Ltd.Δ	301,902	1,106,257
Platinum Group Metals, Ltd.@*	432,000	97,115
Torex Gold Resources, Inc.Δ*	343,450	321,703

		1,525,075

Chile — 0.7%
Banco de Chile ADRΔ	3,452	216,786
Banco Santander Chile ADRΔ	21,681	395,028
Embotelladora Andina SA ADR Class BΔ	41,783	866,997
Enersis SA ADRΔ	40,361	510,163

		1,988,974

China — 12.1%
AAC Technologies Holdings, Inc.	248,500	1,554,409
Agricultural Bank of China, Ltd. Class H	581,000	220,660
Air China, Ltd. Class H	894,000	708,073
Alibaba Group Holding, Ltd. ADRΔ*	23,580	1,390,512
Anhui Conch Cement Co., Ltd. Class HΔ	1,299,500	3,841,972
ANTA Sports Products, Ltd.Δ	353,000	916,320
Bank of China, Ltd. Class H	2,127,000	917,232
Bank of Communications Co., Ltd. Class H	998,000	695,650
Beijing Capital International Airport Co., Ltd. Class H	42,000	39,258
China Cinda Asset Management Co., Ltd. Class H	843,000	293,147
China CITIC Bank Corporation, Ltd. Class H*	898,000	522,908
China Communications Construction Co., Ltd. Class H	513,000	636,342
China Construction Bank Corporation Class H	2,763,000	1,843,840
China Everbright Bank Co., Ltd. Class H	190,000	83,019
China Life Insurance Co., Ltd. Class H	113,000	393,735
China Longyuan Power Group Corporation, Ltd. Class H	44,000	47,590
China Merchants Bank Co., Ltd. Class H	447,500	1,090,694
China Minsheng Banking Corporation, Ltd. Class H	289,500	268,342
China Railway Group, Ltd. Class H	162,000	147,966
China Shenhua Energy Co., Ltd. Class H	151,000	231,919
China Southern Airlines Co., Ltd. Class H	597,273	437,684
China Telecom Corporation, Ltd. Class H	570,000	276,175
China Vanke Co., Ltd. Class H	70,500	151,458
Chongqing Rural Commercial Bank Co., Ltd. Class H	57,000	32,408
Country Garden Holdings Co., Ltd.	121,000	43,840
Dalian Wanda Commercial Properties Co., Ltd. Class H 144A	31,100	179,288
Dongfeng Motor Group Co., Ltd. Class H	356,000	446,803
Evergrande Real Estate Group, Ltd.	289,000	165,144
Fuyao Glass Industry Group Co., Ltd. Class H 144A*	271,600	519,229
Geely Automobile Holdings, Ltd.	455,000	218,089
Great Wall Motor Co., Ltd. Class H	159,000	177,410
Industrial & Commercial Bank of China, Ltd. Class H	7,031,000	4,061,837
Kingsoft Corporation, Ltd.	38,000	74,800
Longfor Properties Co., Ltd.	860,500	1,089,563
Mindray Medical International, Ltd. ADR	24,685	539,861
New China Life Insurance Co., Ltd. Class H	131,300	569,154
People’s Insurance Co. Group of China, Ltd. (The) Class H	972,000	477,019

136	See Notes to Schedules of Investments.

	Shares	Value
PICC Property & Casualty Co., Ltd. Class H	670,000	$1,312,324
Ping An Insurance Group Co. of China, Ltd. Class H	52,500	262,342
Qinhuangdao Port Co., Ltd. Class H	550,000	259,401
Sinopec Shanghai Petrochemical Co., Ltd. Class H*	94,000	36,044
Sinopharm Group Co., Ltd. Class H	20,800	73,161
Sinotrans, Ltd. Class H	81,000	38,224
Tencent Holdings, Ltd.	100,300	1,690,716
Tingyi Cayman Islands Holding Corporation	1,594,000	2,546,214
Weichai Power Co., Ltd. Class H	409,000	382,655
Wumart Stores, Inc. Class H*	496,000	201,122
Zhejiang Expressway Co., Ltd. Class H	136,000	148,557
Zhuzhou CSR Times Electric Co., Ltd. Class H	109,000	811,073

		33,065,183

Colombia — 0.3%
Bancolombia SA	82,896	636,793
Bancolombia SA ADRΔ	9,155	294,791

		931,584

Cyprus — 0.3%
Eurasia Drilling Co., Ltd. GDR	48,148	442,962
Global Ports Investments PLC GDR	49,037	203,994
QIWI PLC ADRΔ	10,520	169,582

		816,538

Egypt — 0.2%
ElSewedy Electric Co.*	82,700	454,161

Estonia — 0.2%
Tallink Grupp AS@	527,514	460,948

Hong Kong — 6.0%
AIA Group, Ltd.	423,558	2,202,819
ASM Pacific Technology, Ltd.	199,300	1,307,168
Belle International Holdings, Ltd.	1,030,000	895,769
China Agri-Industries Holdings, Ltd.*	238,000	81,904
China Everbright International, Ltd.Δ	64,000	89,908
China Mengniu Dairy Co., Ltd.	408,000	1,438,721
China Merchants Holdings International Co., Ltd.	30,000	88,577
China Mobile, Ltd.	329,000	3,938,051
China Overseas Land & Investment, Ltd.	912,000	2,772,827
China Resources Cement Holdings, Ltd.	134,000	61,341
China Resources Land, Ltd.	146,000	344,752
China Taiping Insurance Holdings Co., Ltd.*	16,200	50,700
CITIC, Ltd.	157,000	286,638
CNOOC, Ltd.	434,000	446,858
CSPC Pharmaceutical Group, Ltd.	98,000	86,286
Far East Horizon, Ltd.	283,000	219,768
Shimao Property Holdings, Ltd.	36,000	54,402
Sino Biopharmaceutical, Ltd.	480,000	594,413
Sino-Ocean Land Holdings, Ltd.	78,000	42,686
WH Group, Ltd. 144A*	2,869,000	1,427,776

		16,431,364

Hungary — 0.3%
OTP Bank PLC	47,159	910,342

India — 9.7%
Ambuja Cements, Ltd.	297,185	933,725
Aurobindo Pharma, Ltd.*	91,154	1,071,360
Axis Bank, Ltd.	520,332	3,946,053
Bajaj Auto, Ltd.	3,521	124,354
Bharat Forge, Ltd.*	4,392	60,960
Bharat Petroleum Corporation, Ltd.	18,031	233,948
Dabur India, Ltd.	271,646	1,143,331
Divi’s Laboratories, Ltd.	35,924	611,610
Dr. Reddy’s Laboratories, Ltd.	21,499	1,367,208
Eicher Motors, Ltd.	286	77,724
Godrej Consumer Products, Ltd.	21,823	406,439
HCL Technologies, Ltd.	26,616	399,163
Hero MotoCorp, Ltd.	44,198	1,616,884
Housing Development Finance Corporation, Ltd.	9,397	174,103
Idea Cellular, Ltd.	283,578	648,347
Indraprastha Gas, Ltd.	18,826	137,243
Infosys, Ltd.	85,956	1,524,876
Infosys, Ltd. ADRΔ	159,968	3,053,789
Kotak Mahindra Bank, Ltd.	293,144	2,901,627
Marico, Ltd.	68,877	424,348
Motherson Sumi Systems, Ltd.	66,628	234,362
Nestle India, Ltd.	1,086	105,352
Power Finance Corporation, Ltd.	200,156	703,778
State Bank of India	29,013	105,248
Tata Consultancy Services, Ltd.	90,991	3,596,815
Tata Motors, Ltd. ADRΔ*	30,746	691,785
Wipro, Ltd.	21,363	195,203

		26,489,635

Indonesia — 1.4%
PT Astra Agro Lestari Tbk	184,100	228,388
PT Astra International Tbk	103,000	36,893
PT Bank Central Asia Tbk	314,600	264,131
PT Bank Mandiri Persero Tbk	135,000	73,231
PT Bank Negara Indonesia Persero Tbk	1,336,600	378,652
PT Bank Rakyat Indonesia Persero Tbk	269,400	159,511
PT Bank Tabungan Pensiunan Nasional Tbk@*	237,000	47,076
PT Indofood Sukses Makmur Tbk	603,235	227,024
PT Kalbe Farma Tbk	864,400	81,334
PT Matahari Department Store Tbk	321,483	355,082
PT Ramayana Lestari Sentosa Tbk	3,631,300	127,962
PT Semen Indonesia Persero Tbk	1,039,700	643,015
PT Telekomunikasi Indonesia Persero Tbk ADR	12,854	458,245

See Notes to Schedules of Investments.	137

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
PT Unilever Indonesia Tbk	53,700	$139,493
PT United Tractors Tbk	499,969	598,518

		3,818,555

Jersey — 0.1%
West China Cement, Ltd.	1,414,000	192,468

Kenya — 0.5%
Equity Group Holdings, Ltd.	854,800	367,393
Safaricom, Ltd.	6,315,400	918,769

		1,286,162

Luxembourg — 0.2%
O’Key Group SA GDR	11,755	18,808
Ternium SA ADR	42,528	522,669

		541,477

Malaysia — 1.2%
AirAsia Bhd	1,005,800	293,352
AMMB Holdings Bhd	58,700	61,006
Axiata Group Bhd	40,300	53,232
CIMB Group Holdings Bhd	411,087	417,524
IHH Healthcare Bhd	27,800	37,736
Lafarge Malaysia Bhd	118,200	242,006
Malayan Banking Bhd	176,000	343,351
MISC Bhd	142,700	286,366
Petronas Chemicals Group Bhd	151,200	211,444
Public Bank Bhd	33,800	134,775
Tenaga Nasional Bhd	310,700	849,776
Westports Holdings Bhd	356,400	344,399

		3,274,967

Malta — 0.2%
Brait SEΔ*	51,886	527,158

Mexico — 4.6%
Alfa SAB de CV Class A	112,700	219,201
America Movil SAB de CV ADR Class LΔ	158,902	2,629,828
Arca Continental SAB de CV	70,600	397,584
Cemex SAB de CV ADRΔ*	28,878	201,857
Corp Moctezuma SAB de CV@	205,509	647,348
El Puerto de Liverpool SAB de CV Class C1	15,400	199,923
Fibra Uno Administracion SA de CV REIT	128,400	265,157
Genomma Lab Internacional SAB de CV Class B*	666,200	548,569
Gentera SAB de CV	54,100	88,391
Gruma SAB de CV Class B	92,700	1,274,941
Grupo Financiero Banorte SAB de CV Class O	530,577	2,602,526
Grupo Financiero Inbursa SAB de CV Class O	420,700	869,278
Grupo Televisa SAB ADR	14,876	387,074
Kimberly-Clark de Mexico SAB de CV Class A	16,600	37,540
Megacable Holdings SAB de CV	289,900	1,054,656
OHL Mexico SAB de CV*	224,400	289,379
Wal-Mart de Mexico SAB de CV	393,200	970,155

		12,683,407

Mongolia — 0.0%
Mongolian Mining CorporationΔ*	4,213,750	107,110

Netherlands — 1.0%
OCI NV*	34,864	894,340
X5 Retail Group NV GDR*	108,361	1,885,481

		2,779,821

Nigeria — 0.9%
FCMB Group PLC@	12,000,000	141,523
Guaranty Trust Bank PLC	14,478,359	1,745,576
Nestle Nigeria PLC	123,806	541,160
United Bank for Africa PLC	7,896,545	167,129

		2,595,388

Philippines — 0.7%
Bank of the Philippine Islands	271,043	466,154
International Container Terminal Services, Inc.	573,060	919,224
Universal Robina Corporation	142,500	585,888

		1,971,266

Poland — 1.1%
Alior Bank SA*	29,833	622,610
CCC SA	1,689	72,957
Energa SA	94,243	418,272
Eurocash SA	51,033	601,025
KGHM Polska Miedz SA	2,511	54,241
Orange Polska SA	31,029	59,319
PGE Polska Grupa Energetyczna SA	141,894	504,163
Polski Koncern Naftowy Orlen SA	12,772	222,996
Polskie Gornictwo Naftowe i Gazownictwo SA	180,409	310,131
Powszechny Zaklad Ubezpieczen SA	706	72,488

		2,938,202

Russia — 3.8%
Gazprom PAO ADR	184,688	749,833
LSR Group PJSC GDR	163,892	296,645
Lukoil PJSC ADR	13,367	455,280
Magnit PJSC GDR	931	44,474
MMC Norilsk Nickel PJSC ADR	5,471	78,618
Mobile Telesystems PJSC ADR	74,327	536,641
NOVATEK OAO GDR	47,296	4,371,661
Novolipetsk Steel OJSC GDR	48,869	559,110
Rosneft OAO GDR	27,856	103,156
Sberbank of Russia ADR	423,287	2,082,572
Severstal PAO GDR	20,089	214,346
Sistema JSFC GDR	81,721	562,241
Surgutneftegas OAO ADR	32,259	163,553
Tatneft PAO ADR	4,092	114,576

		10,332,706

South Africa — 5.4%
African Bank Investments, Ltd.+*	642,081	—
Aspen Pharmacare Holdings, Ltd.*	44,137	939,127
Bidvest Group, Ltd. (The)	138,923	3,278,653
Capitec Bank Holdings, Ltd.	20,121	728,218
Discovery, Ltd.	43,017	427,980
FirstRand, Ltd.	46,053	163,649
Foschini Group, Ltd. (The)	89,636	910,284

138	See Notes to Schedules of Investments.

	Shares	Value
Growthpoint Properties, Ltd. REIT	121,935	$225,921
Hyprop Investments, Ltd.	10,764	93,756
Investec, Ltd.	64,233	491,613
MMI Holdings, Ltd.	36,001	61,945
Mondi, Ltd.	20,862	437,421
Mr. Price Group, Ltd.	14,034	195,908
Naspers, Ltd. N Shares	11,956	1,498,412
Netcare, Ltd.	255,613	671,164
Pick n Pay Stores, Ltd.	256,364	1,229,658
Rand Merchant Insurance Holdings, Ltd.	16,947	50,748
Redefine Properties, Ltd. REIT	190,199	160,769
Remgro, Ltd.	11,242	205,040
Resilient Property Income Fund, Ltd.	12,543	105,107
RMB Holdings, Ltd.	92,751	442,192
Sasol, Ltd.	15,059	421,844
Shoprite Holdings, Ltd.	12,628	143,415
Standard Bank Group, Ltd.	89,233	871,288
Steinhoff International Holdings, Ltd.	5,030	30,886
Telkom SA SOC, Ltd.	151,090	726,423
Tiger Brands, Ltd.	11,049	243,278
Truworths International, Ltd.	4,786	29,410

		14,784,109

South Korea — 12.0%
Amorepacific Corporation	1,445	470,880
AMOREPACIFIC Group	668	92,255
BNK Financial Group, Inc.	9,755	113,107
Celltrion, Inc.*	7,497	431,750
CJ CheilJedang Corporation	334	107,620
Coway Co., Ltd.	7,750	548,399
Daewoo Securities Co., Ltd.	25,090	254,201
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	10,063	54,428
DGB Financial Group, Inc.	9,740	86,615
Dongbu Insurance Co., Ltd.	3,722	193,037
E-Mart Co., Ltd.	4,146	808,946
Hana Financial Group, Inc.	6,010	134,278
Hanwha Corporation	33,359	1,098,756
Hanwha Life Insurance Co., Ltd.	122,159	840,983
Hyosung Corporation	1,487	142,042
Hyundai Development Co-Engineering & Construction	8,989	415,096
Hyundai Mobis Co., Ltd.	1,892	370,202
Hyundai Wia Corporation	1,673	182,825
KB Financial Group, Inc.	4,981	148,059
Kia Motors Corporation	3,313	150,182
KIWOOM Securities Co., Ltd.	7,364	354,345
Korea Electric Power Corporation	3,172	130,778
Korea Investment Holdings Co., Ltd.	595	30,774
Korean Air Lines Co., Ltd.*	21,153	560,647
LG Chem, Ltd.	679	164,589
LG Display Co., Ltd.	28,669	547,320
Lotte Chemical Corporation	3,444	789,219
Mirae Asset Securities Co., Ltd.	18,648	441,323
NAVER Corporation	3,036	1,315,911
NCSoft Corporation	4,992	798,136
Samsung C&T Corporation@*	2,997	372,757
Samsung Electronics Co., Ltd.	8,659	8,307,911
Samsung Fire & Marine Insurance Co., Ltd.	26,263	6,201,800
Samsung Securities Co., Ltd.	4,306	166,201
Shinhan Financial Group Co., Ltd.	100,704	3,521,825
Shinsegae Co., Ltd.	4,807	962,530
SK Holdings Co., Ltd.	397	81,947
SK Hynix, Inc.	30,162	860,236
SK Innovation Co., Ltd.*	1,465	122,017
S-Oil Corporation	1,383	73,592
Woori Bank	48,265	383,580

		32,831,099

Switzerland — 1.0%
Coca-Cola HBC AG*	123,513	2,614,595

Taiwan — 8.9%
AU Optronics Corporation	811,000	240,110
Cathay Financial Holding Co., Ltd.	83,000	113,681
China Airlines, Ltd.*	1,332,000	456,658
China Development Financial Holding Corporation	353,000	95,228
China Life Insurance Co., Ltd.	1,141,058	869,206
Compal Electronics, Inc.	719,000	408,417
CTBC Financial Holding Co., Ltd.	557,642	288,262
Eclat Textile Co., Ltd.	19,000	301,694
Eva Airways Corporation*	413,000	231,701
Feng TAY Enterprise Co., Ltd.	41,000	255,535
First Financial Holding Co., Ltd.	58,000	26,483
Foxconn Technology Co., Ltd.	123,220	354,170
Fubon Financial Holding Co., Ltd.	692,000	1,083,285
Hon Hai Precision Industry Co., Ltd.	463,344	1,210,463
HTC Corporation	161,000	311,680
Innolux Corporation	1,181,000	369,871
Inotera Memories, Inc.*	579,000	363,987
Kinsus Interconnect Technology Corporation	120,000	230,930
Largan Precision Co., Ltd.	6,000	468,270
MediaTek, Inc.	305,000	2,269,693
Mega Financial Holding Co, Ltd.	125,000	86,829
Pegatron Corporation	260,000	636,296
Pou Chen Corporation	133,000	200,073
Powertech Technology, Inc.	283,000	512,667
President Chain Store Corporation	86,000	536,355
Realtek Semiconductor Corporation	109,000	185,571
Siliconware Precision Industries Co., Ltd.	111,000	138,379
Taiwan Semiconductor Manufacturing Co., Ltd.	2,323,000	9,309,834
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	114,919	2,384,569
Teco Electric and Machinery Co., Ltd.	121,000	95,419
Transcend Information, Inc.	24,000	60,681
Wan Hai Lines, Ltd.	545,000	345,055
Zhen Ding Technology Holding, Ltd.	19,000	54,462

		24,495,514

See Notes to Schedules of Investments.	139

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Thailand — 3.9%
Advanced Info Service PCL NVDR	23,200	$144,698
Bangkok Bank PCL NVDR	47,400	209,397
Big C Supercenter PCL NVDR	304,000	1,689,239
Bumrungrad Hospital PCL NVDRΔ	49,400	294,487
Central Pattana PCL	2,301,500	2,837,639
Delta Electronics Thailand PCL NVDRΔ	106,800	259,287
Indorama Ventures PCL NVDRΔ	251,300	159,794
Kasikornbank PCL	47,800	224,930
Kasikornbank PCL NVDR	356,531	1,684,096
Krung Thai Bank PCL NVDR	385,300	181,885
PTT Global Chemical PCL NVDR	486,654	722,965
PTT PCL NVDR	16,800	111,565
Robinson Department Store PCL	462,600	484,331
Siam Cement PCL (The) NVDR	6,500	83,197
Siam Commercial Bank PCL	41,500	153,217
Thai Union Group PCL NVDR	1,007,900	511,876
TMB Bank PCL	12,254,100	817,053

		10,569,656

Turkey — 2.5%
Akbank TAS	18,388	41,250
Akfen Holding AS	106,500	309,419
Arcelik AS	6,124	29,856
Coca-Cola Icecek AS	40,399	462,366
Eregli Demir ve Celik Fabrikalari TAS	184,267	227,463
TAV Havalimanlari Holding AS	65,729	516,482
Tofas Turk Otomobil Fabrikasi AS	51,234	304,144
Tupras Turkiye Petrol Rafinerileri AS*	7,262	177,991
Turk Hava Yollari AO*	142,090	374,877
Turk Telekomunikasyon AS	154,211	304,369
Türkiye Garanti Bankasi AS	1,066,308	2,481,499
Türkiye Is Bankasi Class C	39,859	62,139
Turkiye Sise ve Cam Fabrikalari AS	111,772	106,096
Ulker Biskuvi Sanayi AS	106,104	672,087
Yapi ve Kredi Bankasi AS	767,455	855,932

		6,925,970

United Arab Emirates — 0.1%
Orascom Construction, Ltd.*	19,517	214,687

United Kingdom — 2.8%
Anglo American PLC	582,065	4,866,875
Cable & Wireless Communications PLC	1,617,406	1,357,383
Tullow Oil PLC*	607,680	1,561,996

		7,786,254

United States of America — 1.8%
Cognizant Technology Solutions Corporation Class A*	65,600	4,107,216
First Cash Financial Services, Inc.Δ*	18,400	737,104
Southern Copper CorporationΔ	4,037	107,869

		4,952,189

Total Foreign Common Stocks (Cost $318,290,472)		247,100,879

FOREIGN PREFERRED STOCKS — 2.4%
Brazil — 1.3%
Banco do Estado do Rio Grande do Sul SA Class B
0.82%, 09/10/15	42,000	59,750
Braskem SA Class A
0.61%, 04/10/15	92,500	391,046
Cia Brasileira de Distribuicao
1.20%, 07/29/15	58,000	729,297
Cia Energetica de Sao Paulo, Class B
4.85%, 04/30/15	70,600	270,504
Gerdau SA
0.29%, 08/25/15	33,912	46,448
Itau Unibanco Holding SA
1.27%, 09/01/15	83,270	553,033
Itausa Investimentos Itau SA
0.42%, 09/01/15	555,784	1,000,958
Oi SA 0.00%, 12/22/14*	83,100	59,529
Petroleo Brasileiro SA
1.00%, 4/03/14*	195,700	356,402

		3,466,967

Chile — 0.0%
Embotelladora Andina SA
Class B 0.80%, 08/24/15	1,770	6,126

South Korea — 1.1%
Samsung Electronics Co., Ltd.
2.16%, 06/29/15	4,053	3,146,206

Total Foreign Preferred Stocks (Cost $11,337,419)		6,619,299

RIGHTS — 0.1%
Mirae Asset+ (Cost $0)	16,246	69,901

MONEY MARKET FUNDS — 10.1%
GuideStone Money Market Fund (Investor Class)¥	8,012,232	8,012,232
Northern Institutional Liquid Assets Portfolio§	19,671,301	19,671,301

Total Money Market Funds (Cost $27,683,533)		27,683,533

TOTAL INVESTMENTS — 102.8% (Cost $357,311,424)		281,473,612
Liabilities in Excess of Other Assets — (2.8)%		(7,548,885)

NET ASSETS — 100.0%		$273,924,727

140	See Notes to Schedules of Investments.

Swap agreement outstanding at September 30, 2015:

Maturity Date	Reference Obligation	Currency	Notional Amount	Market Value	Counterparty	Unrealized Appreciation (Depreciation)
Total Return Swap
03/18/15	Turkish Equity Index Swap	TRL	(1,294,407)	6,756	GS	6,756

Total Swap agreement outstanding at September 30, 2015				$6,756		$6,756

See Notes to Schedules of Investments.	141

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Argentina	$536,448	$536,448	$—	$—
Austria	683,719	—	683,719	—
Bermuda	3,359,215	2,331,694	1,027,521	—
Brazil	11,224,933	11,224,933	—	—
Canada	1,525,075	1,525,075	—	—
Chile	1,988,974	1,988,974	—	—
China	33,065,183	1,930,373	31,134,810	—
Colombia	931,584	931,584	—	—
Cyprus	816,538	816,538	—	—
Egypt	454,161	454,161	—	—
Estonia	460,948	460,948	—	—
Hong Kong	16,431,364	—	16,431,364	—
Hungary	910,342	—	910,342	—
India	26,489,635	3,850,926	22,638,709	—
Indonesia	3,818,555	505,321	3,313,234	—
Jersey	192,468	—	192,468	—
Kenya	1,286,162	367,393	918,769	—
Luxembourg	541,477	541,477	—	—
Malaysia	3,274,967	242,006	3,032,961	—
Malta	527,158	—	527,158	—
Mexico	12,683,407	12,683,407	—	—
Mongolia	107,110	107,110	—	—
Netherlands	2,779,821	1,885,481	894,340	—
Nigeria	2,595,388	141,524	2,453,864	—
Philippines	1,971,266	—	1,971,266	—
Poland	2,938,202	—	2,938,202	—
Russia	10,332,706	10,332,706	—	—
South Africa	14,784,109	93,756	14,690,353	—
South Korea	32,831,099	840,983	31,990,116	—
Switzerland	2,614,595	—	2,614,595	—
Taiwan	24,495,514	2,384,569	22,110,945	—
Thailand	10,569,656	4,292,240	6,277,416	—
Turkey	6,925,970	—	6,925,970	—
United Arab Emirates	214,687	214,687	—	—
United Kingdom	7,786,254	—	7,786,254	—
United States of America	4,952,189	4,952,189	—	—
Foreign Preferred Stocks:
Brazil	3,466,967	3,466,967	—	—
Chile	6,126	6,126	—	—
South Korea	3,146,206	—	3,146,206	—
Money Market Funds	27,683,533	27,683,533	—	—
Rights	69,901	—	—	69,901

Total Assets — Investments in Securities	$281,473,612	$96,793,129	$184,610,582	$69,901

Other Financial Instruments***
Forward Foreign Currency Contracts	$62,561	$—	$62,561	$—
Swap Agreements	6,756	—	—	6,756

Total Assets — Other Financial Instruments	$69,317	$—	$62,561	$6,756

Liabilities:
Other Financial Instruments***
Futures Contracts	$(856,667)	$(856,667)	$—	$—

Total Liabilities — Other Financial Instruments	$(856,667)	$(856,667)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were being valued based on quoted prices at December 31, 2014 that are now being fair valued. The value of the securities that were transferred to Level 2 as of September 30, 2015 is $12,256,435. The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2014 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of September 30, 2015 is $1,342,220.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2015.

142	See Notes to Schedules of Investments.

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 94.1%
U.S. Treasury Inflationary Index Bonds
2.38%, 01/15/17	$150,000	$182,316
0.13%, 04/15/17	5,183,300	5,428,309
0.13%, 04/15/18	40,995,000	42,291,257
1.38%, 07/15/18	3,300,000	3,799,501
0.13%, 04/15/19	5,985,000	6,077,387
1.38%, 01/15/20	5,560,000	6,444,449
0.13%, 04/15/20	15,775,000	15,984,619
1.25%, 07/15/20	5,480,000	6,301,307
1.13%, 01/15/21	11,510,000	13,061,068
0.63%, 07/15/21	1,080,000	1,160,744
0.13%, 01/15/22	6,874,200	7,071,213
0.13%, 07/15/22	4,945,000	5,009,954
0.13%, 01/15/23	14,509,000	14,479,275
0.38%, 07/15/23	16,440,000	16,586,195
0.63%, 01/15/24	21,231,000	21,634,976
0.13%, 07/15/24	6,762,000	6,582,844
0.25%, 01/15/25	10,885,000	10,522,732
2.38%, 01/15/25	10,485,200	15,292,507
0.38%, 07/15/25	10,360,000	10,163,988
2.00%, 01/15/26	4,675,000	6,313,730
2.38%, 01/15/27	4,275,000	5,927,569
1.75%, 01/15/28	7,330,000	9,242,015
3.63%, 04/15/28	3,300,000	6,461,941
2.50%, 01/15/29	5,415,000	7,232,035
3.88%, 04/15/29	4,875,000	9,771,698
3.38%, 04/15/32	627,100	1,157,350
2.13%, 02/15/40	2,787,600	3,636,276
2.13%, 02/15/41	4,138,900	5,359,134
0.75%, 02/15/42	7,369,400	6,830,791
0.63%, 02/15/43	10,635,000	9,325,961
1.38%, 02/15/44	4,903,700	5,106,356
0.75%, 02/15/45	2,175,000	1,916,577

Total U.S. Treasury Obligations (Cost $292,555,233)		286,356,074

FOREIGN GOVERNMENT INFLATION-LINKED BONDS — 3.9%
Germany — 0.4%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
0.75%, 04/15/18(E)	1,045,000	1,276,197
Deutsche Bundesrepublik Inflation-Linked Bond
1.50%, 04/15/16(E)	5,000	6,491

		1,282,688

Italy — 1.9%
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/16(E)	5,000	6,107
2.60%, 09/15/23(E)	235,000	344,637
2.35%, 09/15/24(E)	3,730,000	4,729,814
2.55%, 09/15/41(E)	415,000	609,707

		5,690,265

Mexico — 1.0%
Mexican Udibonos
4.00%, 06/13/19(M)	8,500,000	2,884,805

New Zealand — 0.6%
New Zealand Government Bond
3.00%, 09/20/30(Z)	2,536,000	1,853,425

Total Foreign Government Inflation-Linked Bonds (Cost $11,424,375)		11,711,183

	Number of Contracts
PURCHASED OPTIONS — 0.2%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $128.50, Expires 10/23/15 (JPM)	93	72,656
10-Year U.S. Treasury Note, Strike Price $129.00, Expires 12/24/15 (JPM)	92	93,438

		166,094

	Notional Amount
Australia Dollar vs. U.S. Dollar, Strike Price $0.80, Expires 10/29/15 (DEUT)	$3,990,000	3
New Zealand Dollar vs. U.S. Dollar, Strike Price $0.68, Expires 12/10/15 (DEUT)	4,575,000	10,743
U.S. Dollar vs. Japanese Yen, Strike Price $113.50, Expires 10/30/15 (BAR)	6,085,000	7,612
U.S. Dollar vs. Mexican Peso, Strike Price $15.50, Expires 10/27/15 (GSC)	1,520,000	105

		18,463

	Number of Contracts
Put Options — 0.2%
10-Year U.S. Treasury Note, Strike Price $126.00, Expires 10/23/15 (JPM)	148	9,250
Euro-BOBL, Strike Price $98.75, Expires 10/16/15 (JPM)	304	1,900

	Notional Amount
Australia Dollar vs. U.S. Dollar, Strike Price $0.70, Expires 11/06/15 (BNP)	$4,275,000	39,071
Euro vs. U.S. Dollar, Strike Price $1.11, Expires 12/04/15 (DEUT)	13,425,000	214,007
New Zealand Dollar vs. U.S. Dollar, Strike Price $0.65, Expires 10/30/15 (BNP)	4,575,000	73,433
Switzerland Franc vs. Norwegian Krone, Strike Price $7.72, Expires 08/02/16 (DEUT)	5,910,000	36,524
Switzerland Frank vs. Sweden Krona, Strike Price $8.26, Expires 03/18/16 (JPM)	3,195,000	32,284

See Notes to Schedules of Investments.	143

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Notional Amount	Value
U.S. Dollar vs. Canadian Dollars, Strike Price $1.31, Expires 10/16/15 (JPM)	$3,045,000	$57,895
U.S. Dollar vs. Japanese Yen, Strike Price $122.00, Expires 10/15/15 (BAR)	8,995,000	23,153
U.S. Dollar vs. Japanese Yen, Strike Price $126.50, Expires 10/30/15 (DEUT)	3,020,000	1,727

		479,994

Total Purchased Options (Cost $851,869)		673,801

	Shares
MONEY MARKET FUND — 1.4%
GuideStone Money Market Fund (Investor Class)¥ (Cost $4,171,748)	4,171,748	4,171,748

TOTAL INVESTMENTS — 99.6% (Cost $309,003,225)		302,912,806

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $130.00, Expires 10/23/15 (JPM)	(93)	(20,344)
10-Year U.S. Treasury Note, Strike Price $130.50, Expires 12/24/15 (JPM)	(92)	(50,312)

		(70,656)

	Notional Amount
Australia Dollar vs. U.S. Dollar, Strike Price $0.795, Expires 10/29/15 (BNP)	$(3,990,000)	(3)
Euro vs. U.S. Dollar, Strike Price $1.18, Expires 12/04/15 (DEUT)	(6,735,000)	(16,391)
New Zealand Dollar vs. U.S. Dollar, Strike Price $0.68, Expires 12/10/15 (BNP)	(4,575,000)	(10,608)
Switzerland Frank vs. Sweden Krona, Strike Price $9.10, Expires 03/18/16 (JPM)	(3,195,000)	(36,045)
U.S. Dollar vs. Japanese Yen, Strike Price $113.50, Expires 10/30/15 (BAR)	(3,020,000)	(3,808)
U.S. Dollar vs. Japanese Yen, Strike Price $113.50, Expires 10/30/15 (DEUT)	(3,065,000)	(3,850)
U.S. Dollar vs. Japanese Yen, Strike Price $114.00, Expires 11/25/15 (DEUT)	(6,075,000)	(21,748)

		(92,453)

		(163,109)

	Number of Contracts
Put Options — (0.1)%
10-Year Japanese Bond, Strike Price $147.50, Expires 10/30/15 (UBS)	(6,000)	(10,003)

	Notional Amount
Australia Dollar vs. U.S. Dollar, Strike Price $0.66, Expires 12/10/15 (BNP)	$(8,535,000)	(39,808)
New Zealand Dollar vs. U.S. Dollar, Strike Price $0.65, Expires 10/30/15 (DEUT)	(4,575,000)	(72,968)
U.S. Dollar vs. Canadian Dollars, Strike Price $1.31, Expires 10/16/15 (CITI)	(3,045,000)	(58,077)
U.S. Dollar vs. Japanese Yen, Strike Price $126.50, Expires 10/30/15 (BAR)	(3,020,000)	(1,728)
U.S. Dollar vs. Japanese Yen, Strike Price $126.50, Expires 11/25/15 (DEUT)	(6,075,000)	(12,375)
U.S. Dollar vs. Mexican Peso, Strike Price $17.25, Expires 10/27/15 (GSC)	(1,520,000)	(14,204)

		(199,160)

		(209,163)

Total Written Options (Premiums received $(561,775))		(372,272)

Other Assets in Excess of Liabilities — 0.5%		1,649,479

NET ASSETS — 100.0%		$304,190,013

144	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Government Inflation-Linked Bonds	$11,711,183	$—	$11,711,183	$—
Money Market Fund	4,171,748	4,171,748	—	—
Purchased Options	673,801	177,244	496,557	—
U.S. Treasury Obligations	286,356,074	—	286,356,074	—

Total Assets — Investments in Securities	$302,912,806	$4,348,992	$298,563,814	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$371,284	$—	$371,284	$—

Total Assets — Other Financial Instruments	$371,284	$—	$371,284	$—

Liabilities:
Investments in Securities:
Futures Contracts	$(205,946)	$(205,946)	$—	$—
Written Options	(372,272)	(80,659)	(291,613)	—

Total Liabilities — Investments in Securities	$(578,218)	$(286,605)	$(291,613)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

See Notes to Schedules of Investments.	145

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Par	Value
CORPORATE BONDS — 6.1%
CHS/Community Health Systems, Inc.
8.00%, 11/15/19	$750,000	$782,344
CIT Group, Inc.
6.63%, 04/01/18 144A	1,000,000	1,060,000
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/20	750,000	754,688
CommScope Holding Co., Inc.
6.63%, 06/01/20 PIK 144AΔ	750,000	771,562
Hertz Corporation
6.75%, 04/15/19Δ	1,200,000	1,224,000
Momentive Performance Materials, Inc.
3.88%, 10/24/21Δ	100,000	78,500
NBTY, Inc.
9.00%, 10/01/18	600,000	615,000
Sprint Communications, Inc.
9.00%, 11/15/18 144A	1,200,000	1,262,160
Talen Energy Supply LLC
4.63%, 07/15/19 144A	800,000	732,000
T-Mobile USA, Inc.
6.46%, 04/28/19	1,200,000	1,224,000
Valeant Pharmaceuticals International
6.38%, 10/15/20 144A	300,000	299,062

Total Corporate Bonds (Cost $9,068,291)		8,803,316

FOREIGN BONDS — 1.8%
Canada — 0.7%
Bombardier, Inc.
7.50%, 03/15/18 144A	700,000	654,500
Novelis, Inc.
8.75%, 12/15/20Δ	375,000	362,888

		1,017,388

Luxembourg — 1.1%
ArcelorMittal
5.13%, 06/01/20Δ	300,000	272,280
Intelsat Jackson Holdings SA
7.25%, 04/01/19Δ	1,350,000	1,270,687

		1,542,967

Total Foreign Bonds (Cost $2,824,725)		2,560,355

LOAN AGREEMENTS — 83.1%
1011778 BC ULC Term B-2 Loan
3.75%, 12/12/21	871,401	866,826
ABG Intermediate Holdings 2 LLC Term B Loan
0.05%, 05/27/21	120,865	120,160
ABG Intermediate Holdings 2 LLC Term Loan
5.50%, 05/27/21	360,764	358,661
Accudyne Industries Borrower SCA Term Loan
4.00%, 12/13/19	1,839,946	1,672,824
Acosta, Inc. Term B Loan
4.25%, 09/26/21	698,250	686,031
ADS Waste Holdings, Inc. Term B Loan
3.75%, 10/09/19	1,183,347	1,157,617
Advantage Sales & Marketing, Inc. Term B Loan
4.25%, 07/25/21	990,000	970,507
Affinia Group, Inc. Term B-2 Loan
4.75%, 04/25/20	821,402	819,348
Air Medical Group Holdings, Inc. Term B Loan
4.50%, 04/28/22	498,750	491,738
Albertsons LLC Term B-4 LoanS
0.00%, 08/25/21S	600,000	599,628
AlixPartners LLP Term B Loan
4.50%, 07/28/22	1,000,000	995,940
Allflex Holdings III, Inc. Term B Loan
4.25%, 07/17/20	920,220	906,417
Allied Security Holdings LLC Term B Loan
4.25%, 02/14/21	363,780	358,323
American Energy-Marcellus LLC Term Loan
5.25%, 08/04/20	765,000	430,312
American Pacific Corporation Term B Loan
7.00%, 02/27/19	612,500	607,516
Ancestry.com, Inc. Term B Loan
5.00%, 08/29/22	570,000	565,012
Aramark Services, Inc. Term F Loan
3.25%, 02/24/21	985,000	980,696
Ascena Retail Group, Inc. Term B Loan
5.25%, 08/21/22	425,000	406,938
AssuredPartners Capital, Inc. Term B Loan
5.00%, 04/01/21	742,504	740,647
Asurion LLC Term B-1 Loan
5.00%, 05/24/19	602,528	573,757
Asurion LLC Term B-2 Loan
5.00%, 07/08/20	698,250	658,645
Asurion LLC Term Loan
8.50%, 03/03/21	500,000	448,000
Atlantic Power LP Term Loan
4.75%, 02/24/21	606,191	601,645
Atrium Innovations, Inc. Term B Loan
4.25%, 02/15/21	536,800	505,263
AVINTIV Specialty Materials, Inc. Term B Loan
5.25%, 12/19/19	995,125	994,508

146	See Notes to Schedules of Investments.

	Par	Value
Azure Midstream Energy LLC Term B Loan
7.50%, 11/15/18	$347,945	$289,379
B/E Aerospace, Inc. Term B Loan
4.00%, 12/16/21	1,125,818	1,125,469
Berry Plastics Group, Inc. Term D Loan
3.50%, 02/08/20	733,083	725,635
BJ’s Wholesale Club, Inc. Term B Loan
4.50%, 09/26/19	1,224,742	1,211,270
BMC Software Finance, Inc. Term B Loan
5.00%, 09/10/20	701,187	635,626
Brickman Group, Ltd. LLC (The) Term B Loan
4.00%, 12/18/20	1,481,203	1,456,289
BWAY Holding Co. Term B Loan
5.50%, 08/14/20	296,250	295,047
Calpine Corporation Term B-5 Loan
3.50%, 05/27/22	997,500	980,323
Catalent Pharma Solutions, Inc. Term B Loan
4.25%, 05/20/21	746,232	743,417
CCO Safari III LLC Term I Loan
3.50%, 01/21/23	1,050,000	1,043,658
CDHR Parent, Inc. Term Loan
5.25%, 07/01/21	1,241,869	1,230,998
Checkout Holding Corporation Term B Loan
4.50%, 04/09/21	691,250	591,019
Chemours Co. (The) Term B Loan
3.75%, 05/12/22	374,062	327,305
Chemstralia Proprietary, Ltd. Term B Loan
7.25%, 02/26/22	347,876	346,137
Cincinnati Bell, Inc. Term B Loan
4.00%, 09/10/20	725,696	722,373
Communications Sales & Leasing, Inc. Term B Loan
5.00%, 10/24/22	648,375	607,041
Coveris Holdings SA Term B Loan
4.50%, 05/08/19	555,371	553,288
CPG International, Inc. Term B Loan
4.75% , 09/30/20	980,000	966,937
CS Intermediate Holdco 2 LLC Term B Loan
4.00%, 04/04/21	740,625	735,070
CSC Holdings LLC Term B LoanS
0.00%, 09/25/22S	770,000	764,995
Cumulus Media Holdings, Inc. Term B Loan
4.25%, 12/23/20	1,023,130	854,314
CWGS Group LLC Term B Loan
5.25%, 02/20/20	657,468	656,100
DaVita HealthCare Partners, Inc. Term B Loan
3.50%, 06/24/21	493,750	492,412
Dealer Tire LLC Term B Loan
5.50%, 12/22/21	992,500	996,847
Dell International LLC Term B-2 Loan
4.00%, 04/29/20	1,260,840	1,253,754
Delta 2 Lux S.à r.l. Term B Loan
4.75%, 04/30/19	1,984,962	1,944,033
Dole Food Co., Inc. Term B Loan
4.50%-5.75%, 11/01/18	469,991	461,832
Dollar Tree, Inc. Term B-1 Loan
3.50%, 07/06/22	550,000	549,923
Doosan Infracore International, Inc. Term B Loan
4.50%, 05/28/21	989,137	989,553
DPx Holdings BV Term B Loan
4.25%, 03/11/21	1,382,500	1,355,721
Drillships Ocean Ventures, Inc. Term B Loan
5.50%, 07/25/21	648,363	429,540
Emerald US, Inc. Term B Loan
6.50%, 05/16/21	675,000	669,937
Entegris, Inc. Term B Loan
3.50%, 04/30/21	671,413	664,142
Fairmount Santrol, Inc. Term B-2 Loan
4.50%, 09/05/19	1,225,000	947,844
Federal-Mogul Holdings Corporation Term C Loan
4.75%, 04/15/21	371,250	351,451
Fieldwood Energy LLC Term Loan
8.38%, 09/30/20	400,000	110,000
Filtration Group, Inc. Term B Loan
4.25%, 11/21/20	493,750	493,029
First Data Corporation Term C-1 Loan
3.70%, 03/24/18	750,000	743,205
FMG Resources August 2006 Proprietary, Ltd. Term B Loan
3.75%, 06/30/19	344,836	281,258
Garda World Security Corporation Delayed Draw Term B-DD Loan
4.00%-5.25%, 11/08/20	241,582	236,750
Garda World Security Corporation Term B Loan
4.00%-5.25%, 11/08/20	944,365	925,478

See Notes to Schedules of Investments.	147

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Gardner Denver, Inc. Term Loan
4.25%, 07/30/20	$1,228,722	$1,155,686
Genesys Telecommunications Laboratories, Inc. Term B Loan
4.00%, 02/08/20	977,444	967,181
Granite Acquisition, Inc. Term B Loan
5.00%, 12/17/21	950,671	930,069
Granite Acquisition, Inc. Term C Loan
5.00%, 12/17/21	42,146	41,232
Granite Acquisition, Inc. Term Loan
8.25%, 12/17/22	150,000	135,375
Gray Television, Inc. Term Loan
3.75%, 06/13/21	970,900	966,774
HC Group Holdings III, Inc. Term B Loan
6.00%, 04/07/22	295,000	295,124
HD Supply, Inc. Term Loan
3.75%, 08/13/21	350,000	348,338
Headwaters, Inc. Term B Loan
4.50%, 03/24/22	997,500	998,747
Hertz Corporation Term B-2 Loan
3.00%, 03/11/18	324,169	318,658
HGIM Corporation Term B Loan
5.50%-6.75%, 06/18/20	735,641	474,120
Hill-Rom Holdings, Inc. Term B Loan
3.50%, 09/08/22	625,000	625,225
Hilton Worldwide Finance LLC Term B Loan
3.50%, 10/25/20	1,022,735	1,019,319
HUB International, Ltd. Term B Loan
4.00%, 10/02/20	1,715,131	1,673,865
Hubbard Radio LLC Term B LoanS
0.00%, 05/27/22S	472,222	467,798
Husky Injection Molding Systems, Ltd. Term B Loan
4.25%, 06/30/21	983,593	968,839
Infinity Acquisition LLC Term B Loan
4.00%, 08/06/21	717,514	707,203
Infor US, Inc. Term B-3 Loan
3.75%, 06/03/20	1,202,970	1,161,239
Informatica Corpoartion Term B Loan
4.50%, 06/03/22	325,000	322,767
Interactive Data Corporation Term B Loan
4.75%, 05/02/21	987,500	983,491
ION Media Networks, Inc. Term B Loan
4.75%, 12/18/20	986,545	981,612
J. Crew Group, Inc. Term B Loan
4.00%, 03/05/21	642,432	495,932
Jazz Acquisition, Inc. Term Loan
4.50%, 06/19/21	436,143	427,150
Jo-Ann Stores LLC Term Loan
4.00%, 03/18/18	290,878	285,788
KIK Custom Products, Inc. Term B Loan
6.00%, 08/27/22	675,000	659,252
Kronos, Inc. Term B Loan
4.50%, 10/30/19	546,981	544,416
Level 3 Financing, Inc. Term B Loan
3.50%, 01/31/22	650,000	644,039
Liberty Cablevision of Puerto Rico LLC Term Loan
4.50%, 01/07/22	800,000	774,504
Life Time Fitness, Inc. Term B Loan
4.25%, 06/10/22	350,000	347,306
Lineage Logistics LLC Term B Loan
4.50%, 04/07/21	983,139	945,043
Linxens France SA Term LoanS
0.00%, 07/11/22S	400,000	397,000
LTS Buyer LLC Term B Loan
4.00%, 04/13/20	1,035,000	1,011,712
MacDermid, Inc. Term B-2 Loan
4.75%, 06/07/20	496,250	481,983
Mallinckrodt International Finance SA Term B Loan
3.25%, 03/19/21	506,804	496,668
Mauser Holding S.a.r.l Term Loan
4.50%, 07/31/21	621,859	618,085
McJunkin Red Man Corporation Term B Loan
4.75%, 11/09/19	332,470	323,882
Media General, Inc. Term B Loan
4.00%, 07/31/20	758,332	751,227
Methanol Holdings Trinidad, Ltd. Term B Loan
4.25%, 06/30/22	299,250	290,272
Michaels Stores, Inc. Term B Loan
3.75%, 01/28/20	570,495	569,172
Mission Broadcasting, Inc. Term B-2 Loan
3.75%, 10/01/20	576,188	572,344
Mitel US Holdings, Inc. Term B Loan
5.00%, 04/29/22	498,750	494,700
MoneyGram International, Inc. Term B Loan
4.25%, 03/28/20	84,783	79,766

148	See Notes to Schedules of Investments.

	Par	Value
MPH Acquisition Holdings LLC Term B Loan
3.75%, 03/31/21	$1,036,132	$1,022,403
Multi Packaging Solutions, Inc. Term B Loan
4.25%, 09/30/20	985,000	974,658
Murray Energy Corporation Term B-2 Loan
7.50%, 04/16/20	1,000,000	772,783
National Financial Partners Corporation Term Loan
4.50%, 07/01/20	990,004	972,679
Nautilus Merger Sub, Inc. Term B Loan
4.00%, 03/13/21	333,934	323,639
Navistar, Inc. Term B Loan
4.25%, 08/07/20	425,000	414,375
Neiman Marcus Group, Ltd. LLC Term Loan
4.25%, 10/25/20	708,234	692,235
NewPage Corporation Term B Loan
9.50%, 02/11/21	685,504	369,315
Nexstar Broadcasting, Inc. Term B-2 Loan
3.75%, 10/01/20	653,406	649,048
North American Lifting Holdings, Inc. Term Loan
5.50%, 11/27/20	491,441	444,754
10.00%, 11/27/21	250,000	224,688
Numericable US LLC Term B-1 Loan
4.50%, 05/21/20	851,412	845,384
Numericable US LLC Term B-2 Loan
4.50%, 05/21/20	736,588	731,373
Orion Engineered Carbons GmbH Term B Loan
5.00%, 07/25/21	792,000	791,343
OXEA S.à r.l. Term Loan
8.25%, 07/15/20	220,000	206,800
Pacific Drilling SA Term B Loan
4.50%, 06/03/18	782,000	460,543
Party City Holdings, Inc Term B Loan
4.25%, 08/19/22	300,000	299,175
Penn Products Terminals LLC Term B Loan
4.75%, 04/14/22	597,000	586,552
Performance Food Group, Inc. Term Loan
6.25%-7.50%, 11/14/19	483,813	483,610
PetSmart, Inc. Term B Loan
4.25%, 03/10/22	897,750	895,416
Pharmaceutical Product Development LLC Term B Loan
4.25%, 08/18/22	698,250	689,305
Prestige Brand, Inc. Term B-3 Loan
5.00%, 09/03/21	97,654	96,894
Quebecor Media, Inc. Term B-1 Loan
3.25%, 08/17/20	1,724,304	1,675,816
Quintiles Transnational Corporation Term B Loan
3.25%, 05/12/22	481,982	481,259
RCS Capital Corporation Term Loan
7.50%, 04/29/19	708,708	655,555
Reynolds Group Holdings, Inc. Term B Loan
4.50%, 12/01/18	972,216	971,993
Sabre GLBL, Inc. Term B-2 Loan
4.00%, 02/19/19	980,000	977,138
SAM Finance Lux S.à r.l. Term B Loan
4.25%, 12/17/20	484,962	483,900
Sandy Creek Energy Associates LP Term B Loan
5.00%-6.25%, 11/08/20	272,911	238,524
SBA Senior Finance II LLC Term B-2 Loan
3.25%, 06/10/22	994,508	979,381
Seadrill Operating LP Term B Loan
4.00%, 02/21/21	491,250	296,386
Sedgwick Claims Management Services, Inc. Term Loan
3.75%, 02/28/21	886,500	871,820
6.75%, 02/28/22	500,000	468,750
Sequa Corporation Term B Loan
5.25%, 06/19/17	1,169,607	973,113
ServiceMaster Co. LLC (The) Term B Loan
4.25%, 07/01/21	894,600	892,641
SIG Combibloc PurchaseCo S.a.r.l Term B Loan
4.25%, 03/13/22	473,810	472,526
Solenis International LP Term Loan
4.25%, 07/31/21	691,508	681,135
Southcross Holdings Borrower LP Term Loan
6.00%, 07/29/21	987,500	719,226
Spectrum Brands, Inc. Term Loan
3.75%, 06/23/22	644,690	646,392
Spin Holdco, Inc. Term B Loan
4.25%, 11/08/19	980,119	959,909
Styrolution Group GmbH Term B-1 Loan
6.50%-15.50%, 09/30/19	496,752	492,407
Summit Materials LLC Term B Loan
4.25%, 07/17/22	500,000	496,880

See Notes to Schedules of Investments.	149

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
TierPoint LLC Term B Loan
5.25%, 12/02/21	$992,500	$989,602
Time, Inc. Delayed Draw Term B-DD Loan
4.25%, 04/24/21	992,462	988,741
TPF II Power LLC Term B Loan
5.50%-6.75%, 10/02/21	741,464	738,218
TransUnion LLC Term B-2 Loan
3.50%, 04/09/21	1,159,557	1,146,512
Tribune Media Co. Term B Loan
3.75%, 12/27/20	748,125	740,958
Tribune Publishing Co. Term B Loan
5.75%, 08/04/21	478,148	450,654
TTM Technologies, Inc. Term B Loan
6.00%, 05/31/21	325,000	302,250
Univar USA, Inc. Term B Loan
4.25%, 07/01/22	345,000	338,045
Univision Communications, Inc. Term C-4 Loan
4.00%. 03/01/20	1,340,301	1,330,664
Valeant Pharmaceuticals International, Inc. Term BF1 Loan
4.00%, 04/01/22	1,641,750	1,623,083
Virgin Media Investment Holdings, Ltd. Term F Loan
3.50%, 06/30/23	500,000	492,190
Walter Investment Management Corporation Term Loan
4.75%, 12/18/20	474,583	438,197
WaveDivision Holdings LLC Term Loan
4.00%, 10/15/19	129,667	129,288
Weather Channel Term Loan
5.75%, 02/13/20	671,625	666,756
West Corporation Term B-10 Loan
3.25%, 06/30/18	639,803	631,140
Westmoreland Coal Co. Term B Loan
7.50%, 12/16/20	347,287	303,008
WideOpenWest Finance LLC Term B Loan
4.50%, 04/01/19	902,264	892,537
William Morris Endeavor Entertainment LLC Term B Loan
5.25%, 05/06/21	1,481,250	1,471,992
WMG Acquisition Corporation Term B Loan
3.75%, 07/01/20	1,164,196	1,140,086
Zayo Group LLC Term B Loan
3.75%, 07/02/19	488,714	485,215
Zebra Technologies Corporation Term B Loan
4.75%, 10/27/21	564,545	567,108
Ziggo BV Delayed Draw Term B3-DD Loan
2.75%-3.50%, 01/15/22	509,489	499,554
Ziggo BV Term B-1 Loan
3.50%, 01/15/22	480,723	471,349
Ziggo BV Term B-2 Loan
3.50%, 01/15/22	309,787	303,746

Total Loan Agreements (Cost $124,243,765)		119,550,877

	Shares
MONEY MARKET FUNDS — 11.7%
GuideStone Money Market Fund (Investor Class)¥	14,003,286	14,003,286
Northern Institutional Liquid Assets Portfolio§	2,782,708	2,782,708

Total Money Market Funds (Cost $16,785,994)		16,785,994

TOTAL INVESTMENTS — 102.7% (Cost $152,922,775)		147,700,542
Liabilities in Excess of Other Assets — (2.7)%		(3,931,794)

NET ASSETS — 100.0%		$143,768,748

150	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Corporate Bonds	$8,803,316	$—	$8,803,316	$—
Foreign Bonds	2,560,355	—	2,560,355	—
Loan Agreements	119,550,877	—	112,565,992	6,984,885
Money Market Funds	16,785,994	16,785,994	—	—

Total Assets — Investments in Securities	$147,700,542	$16,785,994	$123,929,663	$6,984,885

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

The unobservable inputs used in the fair value measurement of the reporting entity’s loan agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Loan Agreements
Balance, 12/31/14	$11,263,387	$11,263,387
Accrued discounts/premiums	13,296	13,296
Realized gain (loss)	(28,666)	(28,666)
Change in unrealized appreciation (depreciation)	(185,006)	(185,006)
Purchases	4,082,749	4,082,749
Sales	(1,713,792)	(1,713,792)
Transfers in to Level 3(1)	1,880,462	1,880,462
Transfers out of Level 3(2)	(8,327,545)	(8,327,545)
Maturities	—	—
Paydowns	—	—

Balance, 09/30/15	$6,984,885	$6,984,885

(1)

Transfers in to Level 3 represent the value of securities at September 30, 2015 that were transferred from Level 1 and Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(2)

Transfers out of Level 3 represent the value of securities at September 30, 2015 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

See Notes to Schedules of Investments.	151

REAL ASSETS FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	558,815	$558,815
GuideStone Inflation Protected Bond Fund (Investor Class)*¥	1,166,694	11,736,942
GuideStone Flexible Income Fund (Investor Class)¥	624,569	6,008,357
GuideStone Real Estate Securities Fund (Institutional Class)¥	574,943	5,519,450
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,072,397	5,769,497
Credit Suisse Commodity Return Strategy Fund*	1,282,709	6,452,027

Total Mutual Funds (Cost $43,985,990)		36,045,088

TOTAL INVESTMENTS — 100.0% (Cost $43,985,990)		36,045,088
Liabilities in Excess of Other Assets — 0.0%		(17,477)

NET ASSETS — 100.0%		$36,027,611

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$36,045,088	$36,045,088	$—	$—

Total Assets — Investments in Securities	$36,045,088	$36,045,088	$—	$—

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

152	See Notes to Schedules of Investments.

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS — 51.0%
Financial Services — 51.0%
Agree Realty Corporation REIT	13,324	$397,721
Alexandria Real Estate Equities, Inc. REITΔ	11,280	955,078
American Assets Trust, Inc. REITΔ	17,551	717,134
American Residential Properties, Inc. REIT	25,758	444,841
Apartment Investment & Management Co. Class A REIT	36,185	1,339,569
AvalonBay Communities, Inc. REIT	19,147	3,347,278
Boston Properties, Inc. REIT	30,912	3,659,981
Brandywine Realty Trust REITΔ	107,791	1,327,985
Brixmor Property Group, Inc. REITΔ	71,130	1,670,132
Camden Property Trust REITΔ	16,316	1,205,752
Chesapeake Lodging Trust REITΔ	80,673	2,102,338
CoreSite Realty Corporation REITΔ	40,840	2,100,810
CubeSmart REITΔ	82,986	2,258,049
DCT Industrial Trust, Inc. REITΔ	29,260	984,892
DiamondRock Hospitality Co. REITΔ	37,441	413,723
Duke Realty Corporation REIT	94,220	1,794,891
Education Realty Trust, Inc. REITΔ	42,128	1,388,118
Equinix, Inc. REITΔ	9,225	2,522,115
Equity LifeStyle Properties, Inc. REIT	28,953	1,695,777
Equity Residential REIT	94,005	7,061,656
Essex Property Trust, Inc. REIT	18,986	4,241,852
Extra Space Storage, Inc. REIT	19,840	1,530,854
Federal Realty Investment Trust REIT	34,568	4,716,804
First Industrial Realty Trust, Inc. REITΔ	32,260	675,847
General Growth Properties, Inc. REIT	197,476	5,128,452
HCP, Inc. REIT	35,285	1,314,366
Healthcare Trust of America, Inc. Class A REIT	49,894	1,222,902
Host Hotels & Resorts, Inc. REITΔ	50,421	797,156
Hudson Pacific Properties, Inc. REIT	41,400	1,191,906
Kilroy Realty Corporation REITΔ	33,762	2,199,932
Kimco Realty Corporation REITΔ	106,831	2,609,881
LaSalle Hotel Properties REITΔ	38,885	1,103,945
LTC Properties, Inc. REITΔ	12,576	536,618
Macerich Co. (The) REIT	51,270	3,938,561
Mack-Cali Realty Corporation REIT	22,053	416,361
Medical Properties Trust, Inc. REITΔ	30,624	338,701
National Health Investors, Inc. REITΔ	15,062	865,914
National Retail Properties, Inc. REIT	56,909	2,064,089
New York REIT, Inc. REITΔ	83,561	840,624
Pebblebrook Hotel Trust REITΔ	57,883	2,051,952
Physicians Realty Trust REITΔ	60,640	915,058
Piedmont Office Realty Trust, Inc. Class A REIT	59,380	1,062,308
Post Properties, Inc. REITΔ	27,782	1,619,413
Prologis, Inc. REIT	152,462	5,930,772
Public Storage REIT	25,983	5,498,782
Retail Properties of America, Inc. Class A REIT	49,200	693,228
Senior Housing Properties Trust REITΔ	47,410	768,042
Simon Property Group, Inc. REIT	56,412	10,364,013
Spirit Realty Capital, Inc. REITΔ	339,196	3,100,252
STORE Capital Corporation REITΔ	29,429	608,003
Sunstone Hotel Investors, Inc. REITΔ	129,978	1,719,609
Tanger Factory Outlet Centers, Inc. REITΔ	29,552	974,329
Taubman Centers, Inc. REITΔ	15,750	1,088,010
UDR, Inc. REITΔ	40,370	1,391,958
Urban Edge Properties REIT	52,637	1,136,433
Vornado Realty Trust REITΔ	72,703	6,573,805
Welltower, Inc. REIT	126,056	8,536,512

		127,155,084

Total Common Stocks (Cost $130,251,388)		127,155,084

FOREIGN COMMON STOCKS — 45.9%
Australia — 5.6%
Dexus Property Group REIT	285,381	1,439,160
Federation Centres REIT	810,117	1,564,375
Goodman Group REIT	348,282	1,439,633
GPT Group (The) REIT	142,926	454,245
Ingenia Communities Group REIT	1,527,480	467,547
Investa Office Fund REIT	234,854	652,921
Mirvac Group REIT	1,979,407	2,403,339
Scentre Group REIT	745,549	2,051,981
Westfield Corporation REIT	487,246	3,428,613

		13,901,814

Austria — 0.1%
CA Immobilien Anlagen AG*	12,029	221,378

Belgium — 0.1%
Warehouses De Pauw CVA REIT	4,652	360,804

Canada — 1.7%
Allied Properties Real Estate Investment Trust REIT	22,140	579,505
Canadian Apartment Properties REIT	14,304	304,194
Chartwell Retirement Residences	89,271	822,136
First Capital Realty, Inc.	50,130	702,459
Pure Industrial Real Estate Trust REIT	119,780	398,519
Smart Real Estate Investment Trust REIT	63,269	1,449,806

		4,256,619

Finland — 0.3%
Citycon OYJ*	341,596	840,591

France — 3.8%
Gecina SA REIT	15,843	1,932,083

See Notes to Schedules of Investments.	153

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Klepierre REIT	75,754	$3,433,369
Societe Fonciere Lyonnaise SA REIT	1,957	85,448
Unibail-Rodamco SE REIT	15,937	4,130,636

		9,581,536

Germany — 2.8%
alstria office REIT-AGΔ*	19,424	252,802
Deutsche Wohnen AG	70,915	1,896,594
LEG Immobilien AG*	14,112	1,167,532
TLG Immobilien AG	18,089	328,051
Vonovia SE	105,136	3,383,928

		7,028,907

Hong Kong — 7.0%
Cheung Kong Property Holdings, Ltd.	325,097	2,381,766
Hang Lung Properties, Ltd.	325,414	731,973
Henderson Land Development Co., Ltd.	247,759	1,481,521
Hongkong Land Holdings, Ltd.	343,925	2,228,634
Link REIT	311,777	1,716,466
New World Development Co., Ltd.	1,770,433	1,724,198
Sun Hung Kai Properties, Ltd.	366,705	4,783,048
Swire Properties, Ltd.	431,104	1,194,890
Wharf Holdings, Ltd. (The)	197,844	1,116,316

		17,358,812

Ireland — 0.3%
Hibernia REIT PLC	551,385	781,241

Italy — 0.2%
Beni Stabili SpA REITΔ	744,022	578,014

Japan — 11.5%
Advance Residence Investment Corporation REIT	81	170,849
Aeon Mall Co., Ltd.	4,700	72,198
Daibiru Corporation	46,400	361,204
Global One Real Estate Investment Corporation REIT	280	839,632
GLP J-REIT	548	524,340
Hulic Reit, Inc. REIT	312	412,047
Industrial & Infrastructure Fund Investment Corporation REIT	154	670,154
Invesco Office J-Reit, Inc. REIT	505	394,665
Invincible Investment Corporation REIT	762	424,942
Japan Logistics Fund, Inc. REIT	533	957,888
Japan Real Estate Investment Corporation REIT	344	1,584,560
Japan Retail Fund Investment Corporation REIT	803	1,553,692
Kenedix Office Investment Corporation REIT	124	589,398
Kenedix Residential Investment Corporation REITΔ	144	371,833
Mitsubishi Estate Co., Ltd.	234,194	4,784,003
Mitsui Fudosan Co., Ltd.	238,603	6,540,438
Mori Hills REIT Investment Corporation	1,030	1,212,411
Nippon Accommodations Fund, Inc. REIT	176	585,078
Nippon Building Fund, Inc. REIT	116	561,305
Nomura Real Estate Office Fund, Inc. REITΔ*	118	532,129
NTT Urban Development Corporation	167,200	1,540,642
Sumitomo Realty & Development Co., Ltd.	37,043	1,178,984
Tokyo Tatemono Co., Ltd.	139,586	1,664,309
Top REIT, Inc.	97	374,622
United Urban Investment Corporation REIT	558	745,205

		28,646,528

Jersey — 0.1%
LXB Retail Properties PLC*	126,129	163,612

Luxembourg — 0.3%
ADO Properties SA 144AΔ*	28,948	699,335

Netherlands — 0.4%
Eurocommercial Properties NV CVA	6,735	294,376
Wereldhave NV REIT	13,847	799,273

		1,093,649

Singapore — 1.8%
Ascendas Real Estate Investment Trust REIT	348,200	573,642
CapitaLand Commercial Trust, Ltd. REIT	397,400	375,205
CapitaLand Mall Trust REIT	774,736	1,035,954
CapitaLand, Ltd.	891,233	1,682,843
City Developments, Ltd.	36,027	195,210
Fortune Real Estate Investment Trust REITΔ	469,057	440,265
Mapletree Industrial Trust REIT	244,900	255,561

		4,558,680

Spain — 0.6%
Inmobiliaria Colonial SA*	611,532	425,946
Lar Espana Real Estate Socimi SA REIT*	11,214	107,136
Lar Espana Real Estate Socimi SA REIT	20,961	200,258
Merlin Properties Socimi SA*	59,045	703,224

		1,436,564

Sweden — 1.8%
Fabege AB	113,382	1,663,665
Hemfosa Fastigheter AB	72,693	776,108
Hufvudstaden AB, A Shares	45,223	592,569
Kungsleden ABΔ	96,684	649,762
Pandox AB*	46,461	676,658

		4,358,762

Switzerland — 0.4%
PSP Swiss Property AG*	13,003	1,068,989

United Kingdom — 7.1%
Big Yellow Group PLC REIT	49,088	538,134
British Land Co. PLC (The) REIT	314,262	3,991,000
Derwent London PLC REIT	18,802	1,036,377
Great Portland Estates PLC REIT	95,509	1,236,326
Hammerson PLC REIT	276,277	2,608,782
Helical Bar PLC	51,095	317,097
Intu Properties PLC REIT	256,087	1,278,190
Land Securities Group PLC REIT	168,706	3,216,192

154	See Notes to Schedules of Investments.

	Shares	Value
LondonMetric Property PLC REIT	204,120	$507,031
Safestore Holdings PLC REIT	62,698	279,559
Segro PLC REIT	213,259	1,387,476
ST Modwen Properties PLC	105,404	662,783
Workspace Group PLC REIT	38,269	543,533

		17,602,480

Total Foreign Common Stocks (Cost $122,607,568)		114,538,315

MONEY MARKET FUNDS — 13.8%
GuideStone Money Market Fund (Investor Class)¥	4,571,296	4,571,296
Northern Institutional Liquid Assets Portfolio§	29,964,915	29,964,915

Total Money Market Funds (Cost $34,536,211)		34,536,211

TOTAL INVESTMENTS — 110.7% (Cost $287,395,167)		276,229,610
Liabilities in Excess of Other Assets — (10.7)%		(26,725,886)

NET ASSETS — 100.0%		$249,503,724

See Notes to Schedules of Investments.	155

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$127,155,084	$127,155,084	$—	$—
Foreign Common Stocks:
Australia	13,901,814	—	13,901,814	—
Austria	221,378	221,378	—	—
Belgium	360,804	—	360,804	—
Canada	4,256,619	4,256,619	—	—
Finland	840,591	—	840,591	—
France	9,581,536	—	9,581,536	—
Germany	7,028,907	—	7,028,907	—
Hong Kong	17,358,812	2,228,634	15,130,178	—
Ireland	781,241	781,241	—	—
Italy	578,014	—	578,014	—
Japan	28,646,528	—	28,646,528	—
Jersey	163,612	163,612	—	—
Luxembourg	699,335	699,335	—	—
Netherlands	1,093,649	—	1,093,649	—
Singapore	4,558,680	255,561	4,303,119	—
Spain	1,436,564	307,394	1,129,170	—
Sweden	4,358,762	1,326,420	3,032,342	—
Switzerland	1,068,989	—	1,068,989	—
United Kingdom	17,602,480	596,656	17,005,824	—
Money Market Funds	34,536,211	34,536,211	—	—

Total Assets — Investments in Securities	$276,229,610	$172,528,145	$103,701,465	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(157,668)	$(157,668)	$—	$—

Total Liabilities — Other Financial Instruments	$(157,668)	$(157,668)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were being valued based on quoted prices at December 31, 2014 that are now being fair valued. The value of the securities that were transferred to Level 2 as of September 30, 2015 is $4,170,036.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2014 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of September 30, 2015 is $1,105,581.

156	See Notes to Schedules of Investments.

GLOBAL NATURAL RESOURCES EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS — 31.3%
Energy — 28.0%
Antero Resources CorporationΔ*	334,927	$7,087,055
Cabot Oil & Gas Corporation	312,582	6,833,042
Denbury Resources, Inc.Δ	2,440,100	5,953,844
EOG Resources, Inc.	51,758	3,767,982
Laredo Petroleum, Inc.Δ*	795,078	7,497,586
Noble Energy, Inc.Δ	472,942	14,273,390
Range Resources CorporationΔ	221,483	7,114,034
Southwestern Energy Co.Δ*	555,800	7,053,102

		59,580,035

Materials & Processing — 3.3%
Mosaic Co. (The)	151,880	4,724,987
Newmont Mining CorporationΔ	38,000	610,660
Royal Gold, Inc.Δ	39,000	1,832,220

		7,167,867

Total Common Stocks (Cost $120,498,997)		66,747,902

FOREIGN COMMON STOCKS — 59.4%
Australia — 6.8%
Evolution Mining, Ltd.	1,496,769	1,333,265
Gold Road Resources, Ltd.Δ*	3,061,538	949,141
Gryphon Minerals, Ltd.Δ*	1,176,000	40,690
Iluka Resources, Ltd.Δ	1,569,266	6,894,192
Mineral Resources, Ltd.Δ	1,079,317	3,150,164
Newcrest Mining, Ltd.*	222,000	1,997,734

		14,365,186

Bermuda — 3.0%
Kosmos Energy, Ltd.*	1,145,540	6,392,113

Canada — 40.6%
Agnico Eagle Mines, Ltd.Δ	139,799	3,539,711
Alamos Gold, Inc. Class AΔ	572,309	2,113,090
Argonaut Gold, Inc.Δ*	606,000	617,580
Asanko Gold, Inc.Δ*	411,000	602,581
AuRico Metals, Inc.Δ*	832,161	411,560
B2Gold CorporationΔ*	2,781,191	2,930,187
Bear Creek Mining Corporation*	352,100	189,968
Belo Sun Mining CorporationΔ*	735,000	99,138
Continental Gold, Inc.Δ*	654,000	808,617
Corvus Gold, Inc.Δ*	280,000	82,747
Eastmain Resources, Inc.*	259,000	61,135
Eldorado Gold CorporationΔ	817,000	2,630,740
First Quantum Minerals, Ltd.Δ	1,940,530	7,110,672
Fortuna Silver Mines, Inc.Δ*	102,000	222,360
Franco-Nevada CorporationΔ	56,000	2,465,120
Gold Canyon Resources, Inc.*	252,000	53,818
Goldcorp, Inc.	822,299	10,295,183
Guyana Goldfields, Inc.Δ*	415,000	1,113,301
HudBay Minerals, Inc.Δ	657,140	2,418,275
Integra Gold Corporation@Δ*	2,374,100	480,335
Klondex Mines, Ltd.Δ*	412,000	966,324
Lundin Gold, Inc.Δ*	67,000	192,791
MAG Silver CorporationΔ*	60,000	427,200
New Gold, Inc.Δ*	741,873	1,683,518
Newcastle Gold Ltd.*	260,000	40,914
NOVAGOLD Resources, Inc.Δ*	175,000	631,750
Orezone Gold Corporation*	1,354,400	223,281
Osisko Gold Royalties, Ltd.Δ	101,700	1,074,537
Painted Pony Petroleum, Ltd.*	434,830	1,779,072
Peyto Exploration & Development CorporationΔ	353,938	7,359,895
Premier Gold Mines, Ltd.*	376,000	633,945
Pretium Resources, Inc.Δ*	176,000	1,065,228
Primero Mining CorporationΔ*	211,000	491,630
Romarco Minerals, Inc.*	1,474,000	519,131
Roxgold, Inc.*	940,800	394,791
Rubicon Minerals CorporationΔ*	505,000	376,922
Sabina Gold & Silver Corporation*	694,000	197,617
SEMAFO, Inc.*	657,000	1,422,803
Silver Wheaton CorporationΔ	175,000	2,101,750
Sulliden Mining Capital, Inc.*	44,700	6,197
Tahoe Resources, Inc.Δ	270,482	2,090,116
TMAC Resources, Inc.*	126,000	518,351
Torex Gold Resources, Inc.Δ*	1,309,000	1,226,115
Tourmaline Oil Corporation*	322,939	7,518,707
Turquoise Hill Resources, Ltd.*	5,677,248	14,476,982
Yamana Gold, Inc.	456,562	773,059

		86,438,744

Chile — 4.7%
Sociedad Quimica y Minera de Chile SA ADRΔ	690,783	10,043,985

Jersey — 1.4%
Lydian International, Ltd.Δ*	637,000	126,493
Randgold Resources, Ltd. ADRΔ	48,000	2,836,320

		2,962,813

United Kingdom — 2.9%
Acacia Mining PLC	144,000	540,220
Amara Mining PLC*	1,227,600	178,759
Fresnillo PLC	137,000	1,227,254
Ophir Energy PLC*	3,150,411	4,293,686

		6,239,919

Total Foreign Common Stocks (Cost $218,801,377)		126,442,760

MONEY MARKET FUNDS — 40.4%
GuideStone Money Market Fund (Investor Class)¥	18,919,923	18,919,923
Northern Institutional Liquid Assets Portfolio§	67,174,208	67,174,208

Total Money Market Funds (Cost $86,094,131)		86,094,131

TOTAL INVESTMENTS — 131.1% (Cost $425,394,505)		279,284,793
Liabilities in Excess of Other Assets — (31.1)%		(66,307,352)

NET ASSETS — 100.0%		$212,977,441

See Notes to Schedules of Investments.	157

GLOBAL NATURAL RESOURCES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$66,747,902	$66,747,902	$—	$—
Foreign Common Stocks:
Australia	14,365,186	—	14,365,186	—
Bermuda	6,392,113	6,392,113	—	—
Canada	86,438,744	86,438,744	—	—
Chile	10,043,985	10,043,985	—	—
Jersey	2,962,813	2,962,813	—	—
United Kingdom	6,239,919	—	6,239,919	—
Money Market Funds	86,094,131	86,094,131	—	—

Total Assets — Investments in Securities	$279,284,793	$258,679,688	$20,605,105	$—

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

158	See Notes to Schedules of Investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. The valuation committee is comprised of individuals from GuideStone Capital Management (“GSCM” or “Adviser”) and BNY Mellon Investment Servicing (US) Inc. who previously have been identified to the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available. Certain debt securities may be valued on the basis of broker quotations, valuations provided by a pricing service which may use a matrix, formula or other objective methods that take into consideration market indices, matrices, yield curves and other specific adjustments or by a sub-adviser using various methodologies approved by the Board of Trustees.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2, “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Date Target, Asset Allocation and Real Assets Funds value their investments in the underlying Select Funds and the Credit Suisse Commodity Return Strategy Fund daily at the closing NAV of each respective Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1	–	quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Select Funds, Credit Suisse Commodity Return Strategy

Fund and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing NAV each business day.

Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

Level 3	–	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

In accordance with FASB “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”),” management has not presented quantitative disclosures as the securities which are advisor priced or valued by the valuation committee are immaterial. Additionally, there have been no adjustments to prices received from third parties as of September 30, 2015.

A valuation hierarchy including information regarding transfers between levels and Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.

a. Fixed Income Securities

The Fixed Income Funds, Defensive Market Strategies Fund and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

During the period ended September 30, 2015, the Low-Duration Bond Fund and Medium-Duration Bond Fund entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

b. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

c. Loan Participations

The Fixed Income Funds, Small Cap Equity Fund and the Flexible Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. A Fund’s investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.

d. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

e. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Fixed Income Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets.

At September 30, 2015, the value of securities sold short in the Medium-Duration Bond and International Equity Funds amounted to $10,903,309 and $61,858,785, respectively.

f. Security Transactions

Security transactions are accounted for on the date securities are purchased or sold (the trade date).

g. Synthetic Convertible Instruments

The Defensive Market Strategies Fund invests in synthetic convertible instruments. Synthetic convertible instruments are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from synthetic convertible instruments will be recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.

2. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The Fixed Income Funds, Defensive Market Strategies Fund, Small Cap Equity Fund and International Equity Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Fixed Income Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Fixed Income Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended September 30, 2015, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

CDS agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use CDS swaps on credit indices to hedge a portfolio of CDS or bonds with a CDS on indices which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.

CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Exchange Traded Swap Agreements — Exchange traded swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange or the Intercontinental Exchange (the “Exchanges”) where the Exchanges are the counterparty to both the buyer and seller of protection. Exchange traded swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Exchange traded swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of exchange traded interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Exchange traded swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return a Fund receives either fixed or determined by floating price rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of September 30, 2015, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $0 and $6,262,000, respectively, and the sellers (“providing protection”) on a total notional amount of $1,755,727 and $24,025,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event was to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

Written Credit Derivative Contracts	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Low-Duration Bond Fund
Fair value of written credit derivatives	$(17,653)	$—	$(144)	$—	$(17,797)
Maximum potential amount of future payments	1,200,000	—	555,727	—	1,755,727
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—
Medium-Duration Bond Fund
Fair value of written credit derivatives	$104,966	$(39,985)	$113,768	$—	$178,749
Maximum potential amount of future payments	3,000,000	1,000,000	20,025,000	—	24,025,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

At September 30, 2015, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of a triggering event.

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Low-Duration Bond Fund
0 - 100	$—	$—	$—	$—	$555,727	$555,727
101 - 250	—	—	—	1,200,000	—	1,200,000
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$—	$1,200,000	$555,727	$1,755,727

Medium-Duration Bond Fund
0 - 100	$—	$7,825,000	$13,200,000	$3,000,000	$—	$24,025,000
101 - 250	—	—	—	—	—	—
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$7,825,000	$13,200,000	$3,000,000	$—	$24,025,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 09/30/15	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005
Futures	$(1,691)	$4,758	$—	$—	$(6,449)

MyDestination 2015
Futures	$(50,562)	$13,674	$—	$—	$(64,236)

MyDestination 2025
Futures	$(112,010)	$12,433	$—	$—	$(124,443)

MyDestination 2035
Futures	$(106,139)	$1,909	$—	$—	$(108,048)

MyDestination 2045
Futures	$(85,720)	$172	$—	$—	$(85,892)

MyDestination 2055
Futures	$(8,498)	$—	$—	$—	$(8,498)

Conservative Allocation
Futures	$(17,086)	$2,448	$—	$—	$(19,534)

	Asset Derivative Value
Fund	Total Value at 09/30/15	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Balanced Allocation
Futures	$(221,853)	$24,375	$—	$—	$(246,228)

Growth Allocation
Futures	$(210,534)	$3,786	$—	$—	$(214,320)

Aggressive Allocation
Futures	$(301,814)	$—	$—	$—	$(301,814)

Conservative Allocation I
Futures	$(3,113)	$—	$—	$—	$(3,113)

Balanced Allocation I
Futures	$(48,649)	$2,767	$—	$—	$(51,416)

Growth Allocation I
Futures	$(41,165)	$(320)	$—	$—	$(40,845)

Aggressive Allocation I
Futures	$(38,294)	$—	$—	$—	$(38,294)

Low-Duration Bond
Forwards	$497,867	$—	$497,867	$—	$—
Futures	478,723	478,723	—	—	—
Purchased Options	6,719	6,719	—	—	—
Swaps	6,018	—	—	6,018	—

Totals	$989,327	$485,442	$497,867	$6,018	$—

Medium-Duration Bond
Forwards	$2,315,445	$—	$2,315,445	$—	$—
Futures	2,199,934	2,199,934	—	—	—
Purchased Options	298,037	298,037	—	—	—
Swaps	925,665	514,199	—	411,466	—

Totals	$5,739,081	$3,012,170	$2,315,445	$411,466	$—

Global Bond Fund
Forwards	$698,384	$—	$698,384	$—	$—
Futures	87,614	87,614	—	—	—
Purchased Options	175,100	—	175,100	—	—

Totals	$961,098	$87,614	$873,484	$—	$—

Defensive Market Strategies
Forwards	$4,389	$—	$4,389	$—	$—
Futures	(286,440)	—	—	—	(286,440)

Totals	$(282,051)	$—	$4,389	$—	$(286,440)

Equity Index
Futures	$(164,759)	$—	$—	$—	$(164,759)

Value Equity
Futures	$(654,584)	$—	$—	$—	$(654,584)

Growth Equity Fund
Futures	$(863,810)	$—	$—	$—	$(863,810)

Small Cap Equity
Futures	$(759,803)	$—	$—	$—	$(759,803)

	Asset Derivative Value
Fund	Total Value at 09/30/15	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity Index
Futures	$(148,161)	$—	$—	$—	$(148,161)

International Equity
Forwards	$2,144,288	$—	$2,144,288	$—	$—
Futures	(1,688,290)	—	—	—	(1,688,290)

Totals	$455,998	$—	$2,144,288	$—	$(1,688,290)

Emerging Markets Equity
Forwards	$860,595	$—	$860,595	$—	$—
Futures	(652,134)	—	—	—	(652,134)
Swaps	6,756	—	—	—	6,756

Totals	$215,217	$—	$860,595	$—	$(645,378)

Inflation Protected Bond
Forwards	$647,525	$—	$647,525	$—	$—
Futures	(32,079)	(32,079)	—	—	—
Purchased Options	673,801	389,350	284,451	—	—

Totals	$1,289,247	$357,271	$931,976	$—	$—

Real Estate Securities
Futures	$(157,668)	$—	$—	$—	$(157,668)

	Liability Derivative Value
Fund	Total Value at 09/30/15	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$41,673	$—	$41,673	$—	$—
Futures	433,464	433,464	—	—	—
Swaps	2,383,767	2,367,931	—	15,836	—
Written Options	1,272,719	1,272,719	—	—	—

Totals	$4,131,623	$4,074,114	$41,673	$15,836	$—

Medium-Duration Bond
Forwards	$1,422,171	$—	$1,422,171	$—	$—
Futures	4,342,686	4,345,060	(2,374)	—	—
Swaps	9,222,704	9,016,449	—	206,255	—
Written Options	831,914	563,436	268,478	—	—

Totals	$15,819,475	$13,924,945	$1,688,275	$206,255	$—

Global Bond Fund
Forwards	$1,039,645	$—	$1,039,645	$—	$—
Futures	(59,836)	(59,836)	—	—	—

Totals	$979,809	$(59,836)	$1,039,645	$—	$—

Defensive Market Strategies
Forwards	$3,367	$—	$3,367	$—	$—
Written Options	736,199	—	—	—	736,199

Totals	$739,566	$—	$3,367	$—	$736,199

International Equity
Forwards	$672,363	$—	$672,363	$—	$—
Futures	(414,454)	—	—	—	(414,454)

Totals	$257,909	$—	$672,363	$—	$(414,454)

	Liability Derivative Value
Fund	Total Value at 09/30/15	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Emerging Markets Equity
Forwards	$798,034	$—	$798,034	$—	$—
Futures	204,533	—	—	—	204,533

Totals	$1,002,567	$—	$798,034	$—	$204,533

Inflation Protected Bond
Forwards	$276,240	$—	$276,240	$—	$—
Futures	173,867	173,867	—	—	—
Written Options	372,272	116,704	255,568	—	—

Totals	$822,379	$290,571	$531,808	$—	$—

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended September 30, 2015. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Long Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005	$—	$1,054,599	$—	$—
MyDestination 2015	—	6,355,065	—	—
MyDestination 2025	—	10,762,331	—	—
MyDestination 2035	—	8,133,493	—	—
MyDestination 2045	—	5,763,537	—	—
MyDestination 2055	—	570,743	—	—
Conservative Allocation	—	4,402,299	—	—
Balanced Allocation	—	23,412,249	—	—
Growth Allocation	—	19,220,635	—	—
Aggressive Allocation	—	17,090,397	—	—
Conservative Allocation I	—	238,445	—	—
Balanced Allocation I	—	6,016,403	—	—
Growth Allocation I	—	4,543,910	—	—
Aggressive Allocation I	—	3,255,227	—	—
Low-Duration Bond	20,467,770	461,862,710	402,709	15,750,000
Medium-Duration Bond	50,111,264	292,892,319	546,827	5,219,633,333
Global Bond	25,083,903	36,060,257	61,052
Defensive Market Strategies	1,331,796	22,629,444	—	—
Equity Index	—	15,461,208	—	—
Value Equity	—	41,403,832	—	—
Growth Equity	—	67,384,529	—	—
Small Cap Equity	—	16,819,923	—	—
International Equity Index	—	3,576,945	—	—
International Equity	327,738,124	127,511,099	—	—
Emerging Markets Equity	103,650,028	48,220,815	—	—
Inflation Protected Bond	23,160,765	50,767,454	608,263	—
Real Estate Securities	—	5,852,308	—	—

	Short Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond	$51,239,673	$144,391,339	$1,302,578	$201,247,477
Medium-Duration Bond	117,941,143	458,380,428	789,235	2,582,424,917
Global Bond	48,078,193	8,894,600	67,011	—
Defensive Market Strategies	9,105,966	—	—	—
International Equity	288,148,091	19,405,035	—	—
Emerging Markets Equity	94,487,136	8,225,391	—	1,269,629
Inflation Protected Bond	38,320,424	127,891,665	360,552	—

3. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, which invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral: as such, this amount is not presented on the Funds’ Schedules of Investments. At September 30, 2015, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Low-Duration Bond	$66,134,580	$26,510,593	$41,230,582	$67,741,175
Medium-Duration Bond	94,705,094	58,092,665	43,773,595	101,866,260
Extended-Duration Bond	54,438,582	40,726,818	17,327,758	58,054,576
Global Bond	59,739,339	8,527,207	52,898,118	61,425,325
Defensive Market Strategies	111,555,301	3,257,767	110,023,284	113,281,051
Equity Index	53,946,355	4,893,473	49,344,985	54,238,458
Value Equity	144,376,837	5,110,317	141,480,619	146,590,936
Growth Equity	260,136,829	22,065,637	240,156,075	262,221,712
Small Cap Equity	190,949,412	12,520,464	181,193,861	193,714,325
International Equity Index	5,157,412	532,859	4,834,667	5,367,526
International Equity	83,528,898	8,167,435	77,428,182	85,595,617
Emerging Markets Equity	20,038,523	830,770	19,671,301	20,502,071
Flexible Income	2,737,001	—	2,782,708	2,782,708
Real Estate Securities	30,504,111	1,258,906	29,964,915	31,223,821
Global Natural Resources Equity	85,828,431	20,764,440	67,174,208	87,938,648

4. FINANCIAL FUTURES CONTRACTS

Investments as of September 30, 2015, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
5-Year U.S. Treasury Note	12/2015	7	$843,609	GSC	$4,758
S&P 500® E-Mini	12/2015	5	477,175	GSC	(6,449)

			$1,320,784		$(1,691)

MyDestination 2015 Fund
10-Year U.S. Treasury Note	12/2015	18	$2,317,219	GSC	$13,674
MSCI EAFE Index E-Mini	12/2015	14	1,154,650	GSC	(28,350)
MSCI Emerging Markets E-Mini	12/2015	4	158,220	GSC	(2,190)
S&P 500® E-Mini	12/2015	23	2,195,005	GSC	(33,696)

			$5,825,094		$(50,562)

MyDestination 2025 Fund
10-Year U.S. Treasury Note	12/2015	22	$2,832,156	GSC	$12,433
MSCI EAFE Index E-Mini	12/2015	30	2,474,250	GSC	(51,310)
MSCI Emerging Markets E-Mini	12/2015	12	474,660	GSC	(6,840)
S&P 500® E-Mini	12/2015	48	4,580,880	GSC	(66,293)

			$10,361,946		$(112,010)

MyDestination 2035 Fund
10-Year U.S. Treasury Note	12/2015	10	$1,287,344	GSC	$1,909
MSCI EAFE Index E-Mini	12/2015	30	2,474,250	GSC	(38,275)
MSCI Emerging Markets E-Mini	12/2015	15	593,325	GSC	(7,705)
S&P 500® E-Mini	12/2015	48	4,580,880	GSC	(62,068)

			$8,935,799		$(106,139)

MyDestination 2045 Fund
10-Year U.S. Treasury Note	12/2015	2	$257,469	GSC	$172
MSCI EAFE Index E-Mini	12/2015	21	1,731,975	GSC	(32,865)
MSCI Emerging Markets E-Mini	12/2015	10	395,550	GSC	(5,030)
S&P 500® E-Mini	12/2015	33	3,149,355	GSC	(47,997)

			$5,534,349		$(85,720)

MyDestination 2055 Fund
S&P 500® E-Mini	12/2015	6	$572,610	GSC	$(8,498)

Conservative Allocation Fund
MSCI EAFE Index E-Mini	12/2015	6	$494,850	GSC	$(7,210)
S&P 500® E-Mini	12/2015	9	858,915	GSC	(12,324)
2-Year U.S. Treasury Note	01/2016	23	5,037,719	GSC	2,448

			$6,391,484		$(17,086)

Balanced Allocation Fund
10-Year U.S. Treasury Note	12/2015	20	$2,574,687	GSC	$16,557
5-Year U.S. Treasury Note	12/2015	43	5,182,172	GSC	17,989
MSCI EAFE Index E-Mini	12/2015	52	4,288,700	GSC	(107,233)
MSCI Emerging Markets E-Mini	12/2015	23	909,765	GSC	(13,005)
S&P 500® E-Mini	12/2015	80	7,634,800	GSC	(125,990)
Long U.S. Treasury Bond	12/2015	14	2,202,813	GSC	(10,171)

			$22,792,937		$(221,853)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Growth Allocation Fund
10-Year U.S. Treasury Note	12/2015	13	$1,673,547	GSC	$2,666
5-Year U.S. Treasury Note	12/2015	16	1,928,250	GSC	2,128
MSCI EAFE Index E-Mini	12/2015	63	5,195,925	GSC	(87,810)
MSCI Emerging Markets E-Mini	12/2015	31	1,226,205	GSC	(16,842)
S&P 500® E-Mini	12/2015	103	9,829,805	GSC	(109,668)
Long U.S. Treasury Bond	12/2015	5	786,719	GSC	(1,008)

			$20,640,451		$(210,534)

Aggressive Allocation Fund
MSCI EAFE Index E-Mini	12/2015	64	$5,278,400	GSC	$(131,733)
MSCI Emerging Markets E-Mini	12/2015	29	1,147,095	GSC	(15,255)
S&P 500® E-Mini	12/2015	98	9,352,630	GSC	(154,826)

			$15,778,125		$(301,814)

Conservative Allocation Fund I
S&P 500® E-Mini	12/2015	2	$190,870	GSC	$(3,113)

Balanced Allocation Fund I
10-Year U.S. Treasury Note	12/2015	7	$901,141	GSC	$7,562
5-Year U.S. Treasury Note	12/2015	11	1,325,672	GSC	1,463
MSCI EAFE Index E-Mini	12/2015	11	907,225	GSC	(22,295)
MSCI Emerging Markets E-Mini	12/2015	5	197,775	GSC	(3,105)
S&P 500® E-Mini	12/2015	18	1,717,830	GSC	(26,016)
Long U.S. Treasury Bond	12/2015	3	472,031	GSC	(6,258)

			$5,521,674		$(48,649)

Growth Allocation Fund I
10-Year U.S. Treasury Note	12/2015	3	$386,203	GSC	$1,234
5-Year U.S. Treasury Note	12/2015	4	482,063	GSC	532
MSCI EAFE Index E-Mini	12/2015	11	907,225	GSC	(21,735)
MSCI Emerging Markets E-Mini	12/2015	5	197,775	GSC	(3,105)
S&P 500® E-Mini	12/2015	23	2,195,005	GSC	(16,005)
Long U.S. Treasury Bond	12/2015	1	157,344	GSC	(2,086)

			$4,325,615		$(41,165)

Aggressive Allocation Fund I
MSCI EAFE Index E-Mini	12/2015	11	$907,225	GSC	$(22,295)
MSCI Emerging Markets E-Mini	12/2015	5	197,775	GSC	(3,105)
S&P 500® E-Mini	12/2015	21	2,004,135	GSC	(12,894)

			$3,109,135		$(38,294)

Low-Duration Bond Fund
Euro-Schatz	12/2015	70	$8,709,620	CITI	$3,453
90-Day Euro	12/2015	12	2,987,550	CITI	887
3-Year Australia Treasury Bond	12/2015	208	44,610,774	GSC	45,054
10-Year U.S. Treasury Note	12/2015	(49)	(6,307,984)	UBS	(65,780)
2-Year U.S. Treasury Note	01/2016	1,197	262,180,406	CITI	335,208
2-Year U.S. Treasury Note	01/2016	314	68,775,813	UBS	38,511
2-Year U.S. Treasury Note	01/2016	53	11,608,656	JPM	10,598
5-Year U.S. Treasury Note	01/2016	(61)	(7,351,453)	JPM	(33,044)
5-Year U.S. Treasury Note	01/2016	(96)	(11,569,500)	UBS	(51,481)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
3-Month EURIBOR	03/2018	267	$74,463,771	UBS	$45,012
3-Month Sterling	03/2018	(398)	(74,190,385)	UBS	(135,918)
90-Day Euro	03/2018	(135)	(33,226,875)	CITI	(93,301)
90-Day Euro	09/2018	(121)	(29,719,113)	CITI	(53,940)

			$310,971,280		$45,259

Medium-Duration Bond Fund
10-Year U.S. Treasury Note	12/2015	1,069	$137,617,047	DEUT	$1,479,329
10-Year U.S. Treasury Note	12/2015	20	2,574,688	CITI	4,919
5-Year U.S. Treasury Note	12/2015	393	47,362,641	DEUT	168,116
5-Year U.S. Treasury Note	12/2015	317	38,203,453	GSC	219,751
5-Year U.S. Treasury Note	12/2015	114	13,738,781	CITI	96,457
Euro-Schatz	12/2015	33	4,105,964	DEUT	3,652
Ultra Long U.S. Treasury Bond	12/2015	199	31,920,844	GSC	(81,030)
Ultra Long U.S. Treasury Bond	12/2015	136	21,815,250	DEUT	84,605
Ultra Long U.S. Treasury Bond	12/2015	2	320,813	CITI	7,190
10-Year U.S. Treasury Note	12/2015	(393)	(50,592,609)	GSC	(412,340)
Euro	12/2015	(8)	(1,117,900)	GSC	2,374
Euro-BOBL	12/2015	52	7,496,720	GSC	47,897
Euro-BOBL	12/2015	9	1,297,509	DEUT	6,628
Euro-Bund	12/2015	(46)	(8,028,270)	MLCS	(151,111)
Euro-Bund	12/2015	(79)	(13,787,682)	GSC	(247,673)
FTSE Bursa Malaysia KLCI	12/2015	44	6,700,815	CITI	120,901
FTSE Bursa Malaysia KLCI	12/2015	1	152,291	GSC	3,663
Long U.S. Treasury Bond	12/2015	(9)	(1,416,094)	CITI	(509)
Long U.S. Treasury Bond	12/2015	(20)	(3,146,875)	DEUT	(53,628)
Long U.S. Treasury Bond	12/2015	(70)	(11,014,063)	GSC	(26,978)
2-Year U.S. Treasury Note	01/2016	104	22,779,250	CITI	29,356
2-Year U.S. Treasury Note	01/2016	53	11,608,656	GSC	8,500
90-Day Euro	03/2016	(679)	(168,867,300)	GSC	(304,594)
90-Day Euro	06/2016	(66)	(16,393,575)	MSCS	(56,258)
90-Day Euro	09/2016	(20)	(4,960,500)	MSCS	(26,006)
90-Day Euro	12/2016	(4)	(990,550)	MSCS	(4,809)
90-Day Euro	12/2016	(77)	(19,068,088)	GSC	(95,175)
90-Day Euro	12/2016	(126)	(31,202,325)	DEUT	(223,791)
90-Day Euro	03/2017	(13)	(3,215,225)	MSCS	(16,979)
90-Day Euro	03/2017	(77)	(19,044,025)	MLCS	(120,125)
3-Month Sterling	03/2017	(12)	(2,245,519)	JPM	(8,409)
3-Month Sterling	03/2017	(75)	(14,034,492)	UBS	(50,050)
90-Day Euro	06/2017	(335)	(82,745,000)	DEUT	(1,190,211)
3-Month Sterling	06/2017	(70)	(13,084,299)	JPM	(56,025)
90-Day Euro	09/2017	(334)	(82,397,800)	DEUT	(1,261,448)
90-Day Euro	03/2018	(23)	(5,660,875)	MLCS	(38,941)

			$(205,318,344)		$(2,142,752)

Global Bond Fund
10-Year U.S. Treasury Note	12/2015	37	$4,763,172	GSC	$34,419
5-Year U.S. Treasury Note	12/2015	94	11,328,469	GSC	62,148
Ultra Long U.S. Treasury Bond	12/2015	(24)	(3,849,750)	GSC	59,836
Long U.S. Treasury Bond	12/2015	43	6,765,781	GSC	(8,953)

			$19,007,672		$147,450

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Defensive Market Strategies Fund
S&P 500® E-Mini	12/2015	177	$16,891,995	GSC	$(286,440)

Equity Index Fund
S&P 500® E-Mini	12/2015	180	$10,306,980	GSC	$(164,759)

Value Equity Fund
S&P 500® E-Mini	12/2015	373	$35,597,255	GSC	$(654,584)

Growth Equity Fund
S&P 500® E-Mini	12/2015	555	$52,966,425	GSC	$(863,810)

Small Cap Equity Fund
Russell 2000® IMM-Mini	12/2015	143	$15,671,370	GSC	$(759,803)

International Equity Index Fund
MSCI EAFE Index E-Mini	12/2015	65	$5,360,875	GSC	$(148,161)

International Equity Fund
AEX Index	10/2015	(41)	$(3,859,799)	BAR	$59,732
BIST 30 Index	10/2015	57	2,503,426	BAR	(15,097)
CAC40 Index	10/2015	210	10,445,677	BAR	(199,492)
Hang Seng Index	10/2015	58	7,780,182	BAR	(103,736)
Hang Seng Index	10/2015	48	6,438,771	GSC	(96,767)
IBEX 35	10/2015	40	4,264,155	BAR	(93,347)
OMX 30 Index	10/2015	(106)	(1,792,639)	BAR	53,861
MSCI EAFE Index E-Mini	12/2015	322	26,556,950	GSC	(546,811)
ASX SPI 200 Index	12/2015	40	3,514,423	BAR	(9,841)
DAX Index	12/2015	54	14,571,335	BAR	(393,381)
FTSE 100 Index®	12/2015	(98)	(8,922,367)	BAR	24,441
FTSE MIB Index	12/2015	(79)	(9,374,370)	BAR	121,446
S&P/TSE 60 Index	12/2015	(86)	(10,053,203)	BAR	100,694
Swiss Market Index Future	12/2015	(26)	(2,264,662)	JPM	54,280
TOPIX Index®	12/2015	68	8,000,834	BAR	(229,818)

			$47,808,713		$(1,273,836)

Emerging Markets Equity Fund
Bovespa Index	10/2015	160	$1,821,365	GSC	$(134,934)
HSCEI Index	10/2015	115	6,957,084	BAR	(110,016)
MSCI Taiwan Index	10/2015	82	2,472,300	GSC	(974)
SGX CNX Nifty Index	10/2015	(367)	(5,854,384)	GSC	(112,837)
BIST 30 Index	10/2015	36	109,475	JPM	(1,503)
FTSE Bursa Malaysia KLCI	10/2015	85	1,549,366	BAR	19,055
TA-25 Index	10/2015	30	1,140,198	GSC	(79,235)
BIST 30 Index	10/2015	44	1,932,469	BAR	(11,451)
FTSE/JSE Top 40 Index	12/2015	(126)	(4,118,173)	BAR	(110,627)
Mexican Bolsa IPC Index	12/2015	(13)	(327,897)	JPM	6,750
WIG20 Index	12/2015	(25)	(272,095)	GSC	12,181
MSCI Emerging Markets E-Mini	12/2015	493	19,500,615	GSC	(304,908)
SET50 Index	12/2015	75	353,065	BAR	(6,415)
KOSPI 200 Index	12/2015	26	2,592,761	BAR	(21,753)

			$27,856,149		$(856,667)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Inflation Protected Bond Fund
Euro-BOBL	12/2015	(1)	$(144,018)	UBS	$(403)
Euro-BTP	12/2015	(18)	(2,738,397)	GSC	(45,627)
Euro-Buxl®	12/2015	(1)	(173,844)	UBS	(2,568)
90-Day Euro	12/2015	(28)	(6,970,950)	UBS	(8,748)
10-Year Japanese Bond	12/2015	(17)	(21,030,518)	GSC	(33,949)
Ultra Long U.S. Treasury Bond	12/2015	(71)	(11,388,844)	UBS	3,923
10-Year U.S. Treasury Note	12/2015	(7)	(901,141)	UBS	(2,305)
Euro-Bund	12/2015	(2)	(348,693)	UBS	(5,757)
Long Gilt	12/2015	(11)	(1,983,822)	UBS	(30,630)
Long U.S. Treasury Bond	12/2015	29	4,562,969	UBS	(32,079)
2-Year U.S. Treasury Note	01/2016	(22)	(4,818,688)	UBS	(10,110)
5-Year U.S. Treasury Note	01/2016	(15)	(1,807,734)	UBS	(11,499)
90-Day Euro	12/2017	(23)	(5,666,913)	UBS	(26,194)

			$(53,410,593)		$(205,946)

Real Estate Securities Fund
S&P 500® MidCap 400	12/2015	35	$4,770,150	GSC	$(157,668)

5. FORWARD FOREIGN CURRENCY CONTRACTS

As of September 30, 2015, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
10/02/15	Japanese Yen	641,800,000	U.S. Dollars	5,350,518	HSBC	$(493)
10/02/15	U.S. Dollars	10,422,720	Euro	9,146,000	HSBC	202,616
10/02/15	Euro	5,896,000	U.S. Dollars	6,595,856	UBS	(7,432)
10/02/15	U.S. Dollars	5,372,413	Japanese Yen	641,800,000	HSBC	22,387
10/02/15	Euro	2,688,000	U.S. Dollars	3,001,676	CITI	2,002
10/02/15	Euro	719,000	U.S. Dollars	805,389	GSC	(1,950)
10/02/15	U.S. Dollars	176,447	Euro	157,000	JPM	1,009
10/08/15	U.S. Dollars	2,070,349	Canadian Dollars	2,729,000	RBC	25,475
10/08/15	U.S. Dollars	1,857,108	Euro	1,671,000	CITI	(10,303)
10/08/15	U.S. Dollars	403,907	British Pounds	265,000	HSBC	3,045
10/08/15	British Pounds	265,000	U.S. Dollars	402,025	HSBC	(1,163)
10/20/15	U.S. Dollars	2,636,644	Australian Dollars	3,527,000	UBS	163,815
10/20/15	U.S. Dollars	474,527	British Pounds	305,000	HSBC	13,184
10/20/15	U.S. Dollars	446,990	Euro	405,000	UBS	(5,696)
10/20/15	Euro	430,000	U.S. Dollars	472,570	GSC	8,060
11/03/15	U.S. Dollars	6,598,951	Euro	5,896,000	UBS	7,307
11/04/15	U.S. Dollars	5,352,794	Japanese Yen	641,800,000	HSBC	594
11/12/15	Norwegian Krone	3,585,000	U.S. Dollars	435,448	GSC	(14,636)
11/12/15	U.S. Dollars	3,024,356	Japanese Yen	360,600,000	GSC	16,890
11/12/15	U.S. Dollars	2,257,763	British Pounds	1,472,000	GSC	31,483

						$456,194

Medium-Duration Bond Fund
10/01/15	U.S. Dollars	457,712	Mexican Pesos	7,270,073	MLCS	$27,693
10/01/15	U.S. Dollars	443,459	Mexican Pesos	6,875,616	RBC	36,772

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/01/15	U.S. Dollars	278,080	Mexican Pesos	4,318,195	RBC	$22,661
10/01/15	U.S. Dollars	186,263	Mexican Pesos	2,898,811	JPM	14,800
10/02/15	Japanese Yen	1,598,113,212	U.S. Dollars	13,323,050	HSBC	(1,227)
10/02/15	Brazilian Reals	23,386,942	U.S. Dollars	5,837,979	DEUT	56,908
10/02/15	U.S. Dollars	21,784,599	Euro	19,116,119	HKSB	423,490
10/02/15	Euro	16,685,119	U.S. Dollars	18,665,644	UBS	(21,031)
10/02/15	U.S. Dollars	13,377,569	Japanese Yen	1,598,113,212	HKSB	55,746
10/02/15	U.S. Dollars	8,058,280	British Pounds	5,127,000	HKSB	302,511
10/02/15	British Pounds	5,127,000	U.S. Dollars	7,766,341	HSBC	(10,572)
10/02/15	Brazilian Reals	5,054,197	U.S. Dollars	1,384,863	GSC	(110,908)
10/02/15	Brazilian Reals	5,026,735	U.S. Dollars	1,191,000	DEUT	76,033
10/02/15	U.S. Dollars	3,170,793	Euro	2,829,000	JPM	9,652
10/02/15	Brazilian Reals	2,982,000	U.S. Dollars	745,332	DEUT	6,307
10/02/15	Euro	2,500,000	U.S. Dollars	2,828,930	GSC	(35,331)
10/02/15	U.S. Dollars	2,281,322	Brazilian Reals	8,213,102	JPM	211,137
10/02/15	Euro	1,702,000	U.S. Dollars	1,920,250	GSC	(18,368)
10/02/15	Brazilian Reals	1,615,808	U.S. Dollars	391,000	CITI	16,279
10/02/15	Brazilian Reals	1,552,800	U.S. Dollars	400,000	DEUT	(8,603)
10/02/15	Brazilian Reals	1,441,385	U.S. Dollars	359,000	GSC	4,314
10/02/15	Brazilian Reals	1,424,880	U.S. Dollars	360,000	CS	(846)
10/02/15	U.S. Dollars	1,376,000	Brazilian Reals	4,954,563	BNP	127,158
10/02/15	Euro	1,339,000	U.S. Dollars	1,508,655	JPM	(12,404)
10/02/15	U.S. Dollars	1,205,693	Euro	1,068,000	GSC	12,268
10/02/15	U.S. Dollars	1,120,213	Brazilian Reals	4,433,804	DEUT	2,633
10/02/15	U.S. Dollars	920,143	Brazilian Reals	2,982,000	CITIG	168,504
10/02/15	Brazilian Reals	917,150	U.S. Dollars	221,000	UBS	10,176
10/02/15	Euro	793,000	U.S. Dollars	891,223	JPM	(5,093)
10/02/15	U.S. Dollars	685,988	Euro	616,000	JPM	(2,354)
10/02/15	Euro	648,000	U.S. Dollars	732,699	GSC	(8,598)
10/02/15	Euro	610,000	U.S. Dollars	691,562	CITI	(9,924)
10/02/15	U.S. Dollars	558,500	Euro	500,000	CITI	(220)
10/02/15	U.S. Dollars	508,000	Brazilian Reals	1,973,580	GSC	10,542
10/02/15	U.S. Dollars	477,000	Brazilian Reals	1,869,840	DEUT	5,690
10/02/15	U.S. Dollars	400,000	Brazilian Reals	1,550,400	BNP	9,208
10/02/15	U.S. Dollars	400,000	Brazilian Reals	1,551,200	CS	9,006
10/02/15	U.S. Dollars	393,000	Brazilian Reals	1,525,626	DEUT	8,452
10/02/15	U.S. Dollars	348,000	Brazilian Reals	1,408,704	DEUT	(7,076)
10/02/15	U.S. Dollars	336,000	Brazilian Reals	1,245,720	CS	22,005
10/02/15	U.S. Dollars	323,000	Brazilian Reals	1,243,227	DEUT	9,634
10/02/15	U.S. Dollars	305,000	Brazilian Reals	1,256,874	DEUT	(11,806)
10/02/15	Brazilian Reals	295,214	U.S. Dollars	72,000	DEUT	2,411
10/02/15	U.S. Dollars	293,000	Brazilian Reals	1,191,045	JPM	(7,213)
10/02/15	U.S. Dollars	251,000	Brazilian Reals	1,037,960	DEUT	(10,627)
10/02/15	U.S. Dollars	239,000	Brazilian Reals	933,677	DEUT	3,658
10/02/15	U.S. Dollars	236,000	Brazilian Reals	937,793	DEUT	(379)
10/02/15	U.S. Dollars	200,000	Brazilian Reals	768,800	DEUT	6,217
10/02/15	U.S. Dollars	190,000	Brazilian Reals	735,300	HKSB	4,661
10/02/15	U.S. Dollars	174,000	Brazilian Reals	665,898	DEUT	6,154
10/02/15	U.S. Dollars	170,000	Brazilian Reals	653,395	DEUT	5,306
10/02/15	U.S. Dollars	163,000	Brazilian Reals	630,810	DEUT	3,999
10/02/15	U.S. Dollars	149,000	Brazilian Reals	565,976	BNP	6,341
10/02/15	U.S. Dollars	132,000	Brazilian Reals	500,346	DEUT	5,883

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/02/15	U.S. Dollars	124,000	Brazilian Reals	492,044	BNP	$(24)
10/02/15	U.S. Dollars	106,000	Brazilian Reals	412,478	DEUT	2,031
10/02/15	U.S. Dollars	88,632	Euro	77,000	JPM	2,589
10/02/15	U.S. Dollars	79,285	Euro	71,000	CITI	(50)
10/02/15	Brazilian Reals	32,096	U.S. Dollars	8,000	BNP	90
10/08/15	Taiwan Dollars	16,197,450	U.S. Dollars	498,000	HKSB	(6,078)
10/08/15	Thailand Baht	2,947,900	U.S. Dollars	82,000	GSC	(804)
10/08/15	Thailand Baht	1,475,180	U.S. Dollars	41,000	BAR	(368)
10/08/15	U.S. Dollars	493,118	Taiwan Dollars	16,197,450	DEUT	1,196
10/08/15	U.S. Dollars	121,814	Thailand Baht	4,423,080	GSC	(13)
10/09/15	Singapore Dollars	1,041,000	U.S. Dollars	726,448	CITI	4,843
10/09/15	U.S. Dollars	571,592	Singapore Dollars	800,000	JPM	9,600
10/09/15	U.S. Dollars	171,031	Singapore Dollars	241,000	BAR	1,731
10/14/15	Chinese Yuan Renminbi	1,615,280	U.S. Dollars	254,055	UBS	36
10/14/15	U.S. Dollars	244,000	Chinese Yuan Renminbi	1,615,280	UBS	(9,791)
10/15/15	U.S. Dollars	206,736	Mexican Pesos	3,280,391	DEUT	12,941
10/16/15	British Pounds	1,120,000	U.S. Dollars	1,694,728	CITI	(69)
10/16/15	Indian Rupees	193,500,000	U.S. Dollars	3,011,673	CITIC	(72,611)
10/16/15	Indian Rupees	23,500,000	U.S. Dollars	365,816	BAR	(8,875)
10/16/15	U.S. Dollars	5,868,864	Euro	5,320,000	CITIC	(77,170)
10/16/15	U.S. Dollars	5,096,794	Chinese Yuan Renminbi	32,910,000	CITIC	(73,112)
10/16/15	U.S. Dollars	3,636,188	Euro	3,300,000	BAR	(52,142)
10/16/15	U.S. Dollars	2,718,097	Indian Rupees	179,520,000	CITIC	(8,623)
10/16/15	U.S. Dollars	1,737,971	British Pounds	1,120,000	CITIC	43,827
10/16/15	U.S. Dollars	1,148,342	Euro	1,040,000	BOA	(14,041)
10/16/15	U.S. Dollars	357,469	Indian Rupees	23,500,000	BAR	528
10/16/15	U.S. Dollars	210,289	Indian Rupees	13,980,000	CITIC	(2,053)
10/20/15	South Korean Won	1,504,011,200	U.S. Dollars	1,266,536	DEUT	1,388
10/20/15	South Korean Won	457,048,026	U.S. Dollars	388,888	CITI	(3,583)
10/20/15	South Korean Won	235,417,000	U.S. Dollars	199,000	GSC	(537)
10/20/15	Indian Rupees	94,569,628	U.S. Dollars	1,471,214	JPM	(35,876)
10/20/15	Thailand Baht	32,165,860	U.S. Dollars	893,000	JPM	(7,437)
10/20/15	Thailand Baht	16,925,440	U.S. Dollars	466,266	JPM	(289)
10/20/15	Taiwan Dollars	16,197,450	U.S. Dollars	493,073	DEUT	(1,136)
10/20/15	Thailand Baht	4,423,080	U.S. Dollars	121,647	GSC	126
10/20/15	Malaysian Ringgits	4,279,177	U.S. Dollars	1,008,051	HKSB	(35,964)
10/20/15	Malaysian Ringgits	1,480,860	U.S. Dollars	360,000	CITI	(23,598)
10/20/15	Malaysian Ringgits	1,137,150	U.S. Dollars	266,000	CITI	(7,677)
10/20/15	Malaysian Ringgits	1,109,625	U.S. Dollars	256,739	JPM	(4,669)
10/20/15	U.S. Dollars	1,037,323	South Korean Won	1,220,120,000	JPM	8,727
10/20/15	U.S. Dollars	849,958	Malaysian Ringgits	3,493,328	UBS	56,390
10/20/15	U.S. Dollars	640,788	South Korean Won	764,460,000	CS	(3,673)
10/20/15	U.S. Dollars	624,479	Thailand Baht	22,325,120	UBS	9,377
10/20/15	U.S. Dollars	574,393	Taiwan Dollars	18,469,610	GSC	13,447
10/20/15	U.S. Dollars	556,708	Malaysian Ringgits	2,305,884	HKSB	32,887
10/20/15	U.S. Dollars	512,877	South Korean Won	602,769,394	CITI	4,726
10/20/15	U.S. Dollars	395,909	South Korean Won	475,486,500	GSC	(4,940)
10/20/15	U.S. Dollars	261,112	Thailand Baht	9,494,030	JPM	(270)
10/20/15	U.S. Dollars	246,000	Thailand Baht	8,769,900	JPM	4,372
10/20/15	U.S. Dollars	203,000	Indian Rupees	13,416,270	JPM	(626)
10/20/15	U.S. Dollars	191,334	Thailand Baht	6,888,040	DEUT	1,555
10/20/15	U.S. Dollars	173,916	Malaysian Ringgits	734,272	CS	7,113

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/20/15	U.S. Dollars	165,000	Thailand Baht	5,880,600	CITI	$2,978
10/20/15	U.S. Dollars	145,575	Malaysian Ringgits	617,967	HKSB	5,194
10/20/15	U.S. Dollars	109,834	Malaysian Ringgits	465,805	DEUT	4,018
10/20/15	U.S. Dollars	91,000	Malaysian Ringgits	363,044	CITI	8,528
10/26/15	Mexican Pesos	137,000	Mexican Pesos	2,311,258	DEUT	1,158
10/26/15	Mexican Pesos	18,047,480	U.S. Dollars	1,072,149	JPM	(6,979)
10/26/15	Mexican Pesos	1,422,000	U.S. Dollars	83,095	RBS	832
10/26/15	U.S. Dollars	1,064,554	Mexican Pesos	17,905,699	BAR	7,753
10/26/15	U.S. Dollars	807,524	Mexican Pesos	13,604,000	HKSB	4,610
10/29/15	U.S. Dollars	206,086	Mexican Pesos	3,333,118	DEUT	9,416
11/03/15	U.S. Dollars	1,320,547	Euro	1,178,000	GSC	3,560
11/03/15	Euro	799,000	U.S. Dollars	896,379	JPM	(3,571)
11/03/15	U.S. Dollars	18,674,404	Euro	16,685,119	UBS	20,677
11/03/15	U.S. Dollars	7,765,202	British Pounds	5,127,000	HSBC	10,646
11/03/15	U.S. Dollars	672,975	Euro	599,000	JPM	3,302
11/04/15	U.S. Dollars	519,000	Brazilian Reals	2,103,216	DEUT	(11,512)
11/04/15	U.S. Dollars	402,000	Brazilian Reals	1,599,960	UBS	(1,572)
11/04/15	U.S. Dollars	13,328,717	Japanese Yen	1,598,113,212	HSBC	1,480
11/04/15	U.S. Dollars	5,778,834	Brazilian Reals	23,386,942	DEUT	(47,061)
11/04/15	Brazilian Reals	4,433,804	U.S. Dollars	1,108,534	DEUT	(4,034)
11/04/15	U.S. Dollars	677,405	Brazilian Reals	2,740,000	DEUT	(5,154)
11/06/15	U.S. Dollars	1,987,253	Euro	1,766,313	MLCS	12,442
11/12/15	Japanese Yen	192,200,000	U.S. Dollars	1,598,744	GSC	3,390
11/12/15	Japanese Yen	185,300,000	U.S. Dollars	1,543,648	UBS	1,786
11/12/15	Japanese Yen	72,100,000	U.S. Dollars	598,444	GSC	2,882
11/12/15	Japanese Yen	66,200,000	U.S. Dollars	533,829	GSC	18,290
11/12/15	Japanese Yen	48,800,000	U.S. Dollars	397,604	GSC	9,396
11/12/15	Japanese Yen	45,800,000	U.S. Dollars	367,144	GSC	14,836
11/12/15	U.S. Dollars	1,874,865	Australian Dollars	2,621,000	GSC	39,523
11/12/15	U.S. Dollars	1,791,149	Japanese Yen	215,400,000	CITI	(5,324)
11/12/15	Australian Dollars	1,500,000	U.S. Dollars	1,070,574	GSC	(20,207)
11/12/15	U.S. Dollars	1,481,759	Japanese Yen	184,100,000	GSC	(53,667)
11/12/15	Australian Dollars	1,151,000	U.S. Dollars	828,703	CITI	(22,721)
11/12/15	Australian Dollars	1,100,000	U.S. Dollars	781,861	GSC	(11,592)
11/12/15	Australian Dollars	718,000	U.S. Dollars	510,915	GSC	(8,139)
11/12/15	U.S. Dollars	690,362	Australian Dollars	973,000	CITI	9,024
11/12/15	U.S. Dollars	585,935	Japanese Yen	70,300,000	CITI	(379)
11/12/15	U.S. Dollars	530,573	Japanese Yen	63,700,000	UBS	(696)
11/12/15	U.S. Dollars	403,232	Japanese Yen	48,300,000	CITI	402
11/12/15	U.S. Dollars	384,787	British Pounds	247,000	CITI	11,220
11/12/15	U.S. Dollars	371,088	Australian Dollars	528,000	CITI	1,359
11/12/15	U.S. Dollars	366,202	Japanese Yen	45,600,000	GSC	(14,109)
11/12/15	U.S. Dollars	336,398	Japanese Yen	41,900,000	GSC	(13,056)
11/12/15	U.S. Dollars	302,402	Japanese Yen	36,500,000	GSC	(2,014)
11/12/15	U.S. Dollars	233,481	Australian Dollars	323,000	GSC	7,302
11/12/15	U.S. Dollars	180,939	Japanese Yen	22,400,000	CITI	(5,880)
11/12/15	U.S. Dollars	171,486	British Pounds	112,000	CITI	2,095
11/13/15	U.S. Dollars	6,555,584	Euro	6,033,116	CITIC	(190,470)
11/13/15	U.S. Dollars	2,996,218	Euro	2,742,308	BOA	(70,150)
11/13/15	Euro	849,687	U.S. Dollars	924,218	UBS	25,877
11/16/15	U.S. Dollars	253,218	Chinese Yuan Renminbi	1,615,280	UBS	(872)
11/16/15	Chinese Yuan Renminbi	6,775,512	U.S. Dollars	1,045,604	HKSB	16,210

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
11/16/15	Chinese Yuan Renminbi	3,666,819	U.S. Dollars	563,000	HKSB	$11,640
11/16/15	U.S. Dollars	363,000	Chinese Yuan Renminbi	2,383,095	BAR	(10,463)
11/16/15	U.S. Dollars	121,506	Chinese Yuan Renminbi	784,682	HKSB	(1,465)
11/18/15	Indian Rupees	70,527,422	U.S. Dollars	1,084,203	CITI	(19,624)
11/18/15	U.S. Dollars	1,766,112	Indian Rupees	114,876,778	JPM	32,099
11/18/15	U.S. Dollars	414,782	Indian Rupees	27,522,840	DEUT	(663)
11/19/15	U.S. Dollars	208,817	Mexican Pesos	3,452,368	RBC	5,438
12/04/15	Taiwan Dollars	1,199,540	U.S. Dollars	37,000	CITI	(558)
12/04/15	Taiwan Dollars	876,150	U.S. Dollars	27,000	JPM	(382)
12/10/15	U.S. Dollars	724,350	Singapore Dollars	1,041,000	CITI	(5,407)
12/16/15	Japanese Yen	29,221,357	U.S. Dollars	243,000	MLCS	933
12/16/15	Japanese Yen	29,209,693	U.S. Dollars	243,000	JPM	835
12/16/15	U.S. Dollars	925,116	Canadian Dollars	1,227,069	UBS	5,919
12/16/15	U.S. Dollars	673,926	New Zealand Dollars	1,075,701	WEST	(9,892)
12/16/15	U.S. Dollars	600,314	Canadian Dollars	794,978	CS	4,797
12/16/15	New Zealand Dollars	377,000	U.S. Dollars	241,436	SS	(1,779)
12/16/15	Australian Dollars	335,000	U.S. Dollars	240,044	WEST	(5,895)
12/16/15	Canadian Dollars	317,424	U.S. Dollars	242,000	RBC	(4,218)
12/16/15	Canadian Dollars	316,646	U.S. Dollars	243,000	JPM	(5,801)
12/16/15	U.S. Dollars	244,000	Japanese Yen	29,072,844	SS	1,307
12/16/15	U.S. Dollars	242,000	Japanese Yen	28,892,380	SS	814
12/16/15	U.S. Dollars	241,754	Australian Dollars	348,000	MLCS	(1,482)
12/16/15	Euro	218,000	British Pounds	157,820	UBS	5,261
12/16/15	Euro	217,000	U.S. Dollars	243,550	MSCS	(740)
12/16/15	Euro	214,000	U.S. Dollars	243,482	JPM	(4,029)
12/16/15	New Zealand Dollars	193,000	U.S. Dollars	120,442	WEST	2,248
12/16/15	Australian Dollars	170,000	U.S. Dollars	121,071	SS	(1,747)
12/16/15	Canadian Dollars	162,742	U.S. Dollars	122,000	RBC	(90)
12/16/15	British Pounds	160,030	Euro	216,000	CS	319
12/16/15	British Pounds	159,651	Euro	217,000	RBS	(1,372)
12/16/15	Canadian Dollars	159,147	U.S. Dollars	121,000	WEST	(1,783)
12/16/15	Canadian Dollars	158,353	U.S. Dollars	121,000	JPM	(2,378)
12/16/15	British Pounds	133,216	U.S. Dollars	205,667	MLCS	(4,208)
12/16/15	U.S. Dollars	122,087	Euro	108,000	MLCS	1,242
12/16/15	Euro	109,000	British Pounds	79,888	RBS	1,152
12/16/15	Euro	109,000	U.S. Dollars	121,938	UBS	(141)
12/16/15	Euro	108,000	U.S. Dollars	121,585	MLCS	(740)
12/16/15	Euro	106,000	U.S. Dollars	120,961	MLCS	(2,353)
12/16/15	British Pounds	80,270	Euro	109,000	WEST	(574)
12/17/15	U.S. Dollars	1,076,330	Mexican Pesos	18,174,482	MLCS	8,058
12/18/15	U.S. Dollars	275,000	Mexican Pesos	4,644,062	HKSB	2,050
12/18/15	Mexican Pesos	15,066,886	U.S. Dollars	874,000	JPM	11,540
12/18/15	Mexican Pesos	11,216,377	U.S. Dollars	661,000	UBS	(1,770)
12/18/15	Mexican Pesos	2,619,000	U.S. Dollars	156,055	UBS	(2,127)
12/18/15	Mexican Pesos	2,243,310	U.S. Dollars	129,000	UBS	2,848
12/18/15	U.S. Dollars	2,183,411	Mexican Pesos	37,156,203	BNP	(405)
12/18/15	Mexican Pesos	1,808,040	U.S. Dollars	104,000	DEUT	2,266
12/18/15	U.S. Dollars	679,000	Mexican Pesos	11,328,368	GSC	13,187
12/18/15	U.S. Dollars	373,000	Mexican Pesos	6,229,734	UBS	6,854
01/29/16	Chinese Yuan Renminbi	2,541,696	U.S. Dollars	389,234	HKSB	7,125
01/29/16	U.S. Dollars	1,258,932	Chinese Yuan Renminbi	8,263,376	CITI	(29,681)
02/17/16	U.S. Dollars	367,000	Brazilian Reals	1,491,855	JPM	(9,303)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/14/16	U.S. Dollars	593,000	Chinese Yuan Renminbi	3,900,161	UBS	$(9,351)
09/14/16	U.S. Dollars	570,000	Chinese Yuan Renminbi	3,750,315	BNP	(9,209)
09/30/16	U.S. Dollars	1,160,000	Chinese Yuan Renminbi	7,610,760	JPM	(14,571)
10/11/16	U.S. Dollars	1,491,000	Chinese Yuan Renminbi	9,748,158	JPM	(12,476)
10/11/16	U.S. Dollars	332,000	Chinese Yuan Renminbi	2,178,916	HSBC	(4,058)

						$893,274

Global Bond Fund
10/19/15	Indonesian Rupiahs	21,641,250,000	U.S. Dollars	1,590,333	HSBC	$(124,206)
10/19/15	Indian Rupees	286,380,000	U.S. Dollars	4,437,936	CITIC	(90,567)
10/19/15	Indian Rupees	51,960,000	U.S. Dollars	806,331	JPM	(17,557)
10/19/15	Chinese Yuan Renminbi	21,064,000	U.S. Dollars	3,430,060	HKSB	(121,906)
10/19/15	U.S. Dollars	1,976,492	Chinese Yuan Renminbi	12,830,000	HKSB	(38,492)
10/19/15	U.S. Dollars	1,975,897	Indian Rupees	130,142,465	CITIC	280
10/19/15	U.S. Dollars	1,526,612	Indonesian Rupiahs	21,641,250,000	HKSB	60,485
10/19/15	U.S. Dollars	1,270,483	Chinese Yuan Renminbi	8,234,000	HKSB	(22,688)
10/19/15	U.S. Dollars	846,033	Brazilian Reals	2,809,000	BAR	142,262
11/13/15	Japanese Yen	744,255,000	U.S. Dollars	5,972,934	DEUT	234,358
11/13/15	Mexican Pesos	15,669,581	U.S. Dollars	948,780	DEUT	(25,264)
11/13/15	U.S. Dollars	14,472,817	Euro	13,153,878	HKSB	(235,464)
11/13/15	Swedish Kronor	5,133,306	U.S. Dollars	597,472	BAR	16,455
11/13/15	U.S. Dollars	4,112,120	British Pounds	2,649,041	JPM	105,684
11/13/15	U.S. Dollars	3,471,170	Euro	3,194,524	CITIC	(100,854)
11/13/15	U.S. Dollars	3,295,554	Euro	3,016,442	JPM	(77,344)
11/13/15	U.S. Dollars	3,105,366	Euro	2,854,942	UBS	(86,947)
11/13/15	U.S. Dollars	1,985,598	Euro	1,808,255	MSCS	(36,340)
11/13/15	U.S. Dollars	1,509,474	British Pounds	970,000	RBC	42,437
11/13/15	U.S. Dollars	1,262,961	British Pounds	809,710	BAR	38,348
11/13/15	U.S. Dollars	1,040,906	Euro	947,399	GSC	(18,448)
11/13/15	U.S. Dollars	1,015,391	British Pounds	650,000	CS	32,325
11/13/15	U.S. Dollars	589,621	Swedish Kronor	5,130,000	UBS	(23,910)
11/13/15	U.S. Dollars	549,161	Euro	500,000	JPM	(9,925)
11/13/15	U.S. Dollars	312,036	British Pounds	200,000	GSC	9,554
11/13/15	U.S. Dollars	259,723	Japanese Yen	32,140,000	HKSB	(8,333)
11/13/15	U.S. Dollars	226,356	British Pounds	145,000	DEUT	7,056
11/13/15	Euro	150,000	U.S. Dollars	167,578	CITIC	147
11/13/15	Euro	125,000	U.S. Dollars	141,171	JPM	(1,400)
11/13/15	U.S. Dollars	124,742	South African Rand	1,616,591	JPM	8,993

						$(341,261)

Defensive Market Strategies Fund
10/30/15	Japanese Yen	11,379,600	U.S. Dollars	94,956	CS	$(63)
10/30/15	U.S. Dollars	2,989,842	Euro	2,674,241	UBS	276
10/30/15	U.S. Dollars	1,967,495	Canadian Dollars	2,620,545	JPM	4,113
10/30/15	U.S. Dollars	305,160	Japanese Yen	36,870,000	CS	(2,294)
10/30/15	Euro	134,674	U.S. Dollars	151,564	UBS	(1,010)

						$1,022

International Equity Fund
12/16/15	Japanese Yen	1,411,471,990	U.S. Dollars	11,729,816	CITIG	$52,800
12/16/15	Japanese Yen	938,577,630	U.S. Dollars	7,813,470	CITIG	21,541

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/16/15	Japanese Yen	935,747,073	U.S. Dollars	7,823,088	CITIG	$(11,705)
12/16/15	Japanese Yen	921,428,745	U.S. Dollars	7,736,914	CITIG	(45,057)
12/16/15	Japanese Yen	903,689,874	U.S. Dollars	7,513,561	CITIG	30,217
12/16/15	Japanese Yen	807,155,000	U.S. Dollars	6,738,841	CITIG	(912)
12/16/15	Japanese Yen	708,263,975	U.S. Dollars	5,864,859	CITIG	47,551
12/16/15	Japanese Yen	467,013,713	U.S. Dollars	3,859,521	CITIG	38,993
12/16/15	Japanese Yen	419,344,000	U.S. Dollars	3,511,867	CITIG	(11,288)
12/16/15	Japanese Yen	129,278,000	U.S. Dollars	1,073,699	CITIG	5,481
12/16/15	Swedish Kronor	54,589,443	U.S. Dollars	6,484,629	CITIG	49,874
12/16/15	U.S. Dollars	41,170,822	British Pounds	26,971,000	CITIG	383,233
12/16/15	Swedish Kronor	34,469,442	U.S. Dollars	4,095,465	CITIG	30,619
12/16/15	Swedish Kronor	27,288,252	U.S. Dollars	3,242,412	CITIG	24,065
12/16/15	Swedish Kronor	23,457,863	U.S. Dollars	2,779,126	CITIG	28,843
12/16/15	Euro	12,834,318	U.S. Dollars	14,293,124	CITIG	67,659
12/16/15	Hong Kong Dollars	11,285,224	U.S. Dollars	1,455,769	CITIG	309
12/16/15	Australian Dollars	10,025,784	U.S. Dollars	7,099,867	CITIG	(92,308)
12/16/15	Euro	9,953,341	U.S. Dollars	11,190,537	CITIG	(53,383)
12/16/15	Euro	9,953,341	U.S. Dollars	11,205,318	CITIG	(68,163)
12/16/15	Australian Dollars	9,805,461	U.S. Dollars	6,846,199	CITIG	7,364
12/16/15	Australian Dollars	9,774,755	U.S. Dollars	6,939,810	CITIG	(107,708)
12/16/15	Hong Kong Dollars	9,554,776	U.S. Dollars	1,232,816	CITIG	(9)
12/16/15	U.S. Dollars	8,970,895	Canadian Dollars	11,877,563	CITIG	73,417
12/16/15	Australian Dollars	8,784,000	U.S. Dollars	6,111,941	CITIG	27,668
12/16/15	Israeli Shekels	6,866,000	U.S. Dollars	1,742,050	CITIG	10,127
12/16/15	New Zealand Dollars	6,188,000	U.S. Dollars	3,888,216	CITIG	45,469
12/16/15	U.S. Dollars	5,896,400	Canadian Dollars	7,773,000	CITIG	73,649
12/16/15	U.S. Dollars	5,448,324	Switzerland Francs	5,309,853	CITIG	(16,059)
12/16/15	Switzerland Francs	5,413,000	U.S. Dollars	5,656,966	CITIG	(86,434)
12/16/15	U.S. Dollars	4,677,289	Australian Dollars	6,596,000	CITIG	66,990
12/16/15	U.S. Dollars	4,610,237	Switzerland Francs	4,486,815	CITIG	(7,156)
12/16/15	U.S. Dollars	4,610,079	Switzerland Francs	4,484,518	CITIG	(4,950)
12/16/15	U.S. Dollars	4,609,900	Switzerland Francs	4,439,029	CITIG	41,684
12/16/15	U.S. Dollars	4,609,757	Switzerland Francs	4,424,785	CITIG	56,200
12/16/15	U.S. Dollars	4,578,297	Euro	4,043,000	CITIG	54,438
12/16/15	U.S. Dollars	4,302,763	Norwegian Krone	35,537,000	CITIG	133,604
12/16/15	U.S. Dollars	3,853,376	Norwegian Krone	31,649,000	CITIG	140,352
12/16/15	Canadian Dollars	3,698,000	U.S. Dollars	2,791,546	CITIG	(21,376)
12/16/15	U.S. Dollars	3,598,839	Norwegian Krone	29,701,058	CITIG	114,346
12/16/15	Singapore Dollars	3,479,000	U.S. Dollars	2,462,321	CITIG	(24,028)
12/16/15	U.S. Dollars	3,167,300	Norwegian Krone	25,994,512	CITIG	117,654
12/16/15	U.S. Dollars	3,030,933	Norwegian Krone	25,079,086	CITIG	88,685
12/16/15	U.S. Dollars	3,006,047	New Zealand Dollars	4,717,267	CITIG	7,301
12/16/15	U.S. Dollars	2,936,030	Norwegian Krone	24,314,856	CITIG	83,440
12/16/15	U.S. Dollars	2,929,785	Euro	2,603,000	CITIG	17,194
12/16/15	New Zealand Dollars	2,767,000	U.S. Dollars	1,740,309	CITIG	18,661
12/16/15	Swedish Kronor	2,482,000	U.S. Dollars	302,445	CITIG	(5,343)
12/16/15	Euro	2,366,000	U.S. Dollars	2,649,307	CITIG	(1,904)
12/16/15	Norwegian Krone	2,348,000	U.S. Dollars	287,710	CITIG	(12,246)
12/16/15	U.S. Dollars	2,088,123	New Zealand Dollars	3,297,733	CITIG	(8,232)
12/16/15	Canadian Dollars	2,083,000	U.S. Dollars	1,572,029	CITIG	(11,654)
12/16/15	Switzerland Francs	2,058,000	U.S. Dollars	2,120,731	CITIG	(2,838)
12/16/15	Norwegian Krone	1,944,000	U.S. Dollars	233,050	CITIG	(4,982)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/16/15	U.S. Dollars	1,934,354	Canadian Dollars	2,555,437	CITIG	$20,077
12/16/15	U.S. Dollars	1,894,484	Norwegian Krone	15,796,789	CITIG	41,223
12/16/15	U.S. Dollars	1,493,837	Japanese Yen	178,883,000	CITIG	567
12/16/15	U.S. Dollars	1,410,868	New Zealand Dollars	2,232,000	CITIG	(8,005)
12/16/15	U.S. Dollars	1,308,468	British Pounds	852,000	CITIG	20,010
12/16/15	British Pounds	1,263,000	U.S. Dollars	1,939,257	CITIG	(29,252)
12/16/15	U.S. Dollars	1,255,247	Japanese Yen	150,208,000	CITIG	1,348
12/16/15	Hong Kong Dollars	1,221,000	U.S. Dollars	157,584	CITIG	(44)
12/16/15	U.S. Dollars	1,169,063	Swedish Kronor	9,838,000	CITIG	(8,572)
12/16/15	Hong Kong Dollars	1,134,000	U.S. Dollars	146,345	CITIG	(31)
12/16/15	U.S. Dollars	1,030,667	Euro	922,000	CITIG	(993)
12/16/15	Australian Dollars	986,000	U.S. Dollars	702,281	CITIG	(13,113)
12/16/15	U.S. Dollars	976,122	British Pounds	633,000	CITIG	18,851
12/16/15	U.S. Dollars	947,116	Norwegian Krone	7,846,699	CITIG	26,551
12/16/15	U.S. Dollars	870,812	Australian Dollars	1,243,000	CITIG	2,013
12/16/15	U.S. Dollars	842,021	British Pounds	542,000	CITIG	22,367
12/16/15	Norwegian Krone	835,000	U.S. Dollars	98,132	CITIG	(171)
12/16/15	U.S. Dollars	761,994	Danish Kroner	5,007,000	CITIG	10,682
12/16/15	U.S. Dollars	735,346	British Pounds	475,000	CITIG	17,015
12/16/15	U.S. Dollars	699,468	New Zealand Dollars	1,105,000	CITIG	(2,976)
12/16/15	Canadian Dollars	585,000	U.S. Dollars	436,208	CITIG	2,015
12/16/15	U.S. Dollars	555,459	Hong Kong Dollars	4,305,000	CITIG	5
12/16/15	Danish Kroner	462,000	U.S. Dollars	70,084	CITIG	(759)
12/16/15	Euro	306,000	U.S. Dollars	347,405	CITIG	(5,011)
12/16/15	Danish Kroner	298,000	U.S. Dollars	45,006	CITIG	(290)
12/16/15	Hong Kong Dollars	228,000	U.S. Dollars	29,424	CITIG	(6)
12/16/15	Danish Kroner	205,000	U.S. Dollars	31,084	CITIG	(323)
12/16/15	U.S. Dollars	183,056	Hong Kong Dollars	1,419,000	CITIG	(31)
12/16/15	U.S. Dollars	172,094	Danish Kroner	1,147,000	CITIG	(16)
12/16/15	Hong Kong Dollars	153,000	U.S. Dollars	19,745	CITIG	(4)
12/16/15	Singapore Dollars	147,000	U.S. Dollars	103,843	CITIG	(817)
12/16/15	Switzerland Francs	140,000	U.S. Dollars	145,561	CITIG	(1,486)
12/16/15	Euro	124,000	U.S. Dollars	140,168	CITIG	(1,420)
12/16/15	U.S. Dollars	115,125	Danish Kroner	767,470	CITIG	(36)
12/16/15	U.S. Dollars	109,951	Danish Kroner	734,530	CITIG	(267)
12/16/15	U.S. Dollars	68,256	Singapore Dollars	98,000	CITIG	(428)
12/16/15	U.S. Dollars	63,092	Australian Dollars	88,000	CITIG	1,585
12/16/15	U.S. Dollars	50,006	Israeli Shekels	196,000	CITIG	(12)
12/16/15	U.S. Dollars	49,384	Israeli Shekels	194,000	CITIG	(124)
12/16/15	U.S. Dollars	44,889	Danish Kroner	299,000	CITIG	24
12/16/15	Singapore Dollars	42,000	U.S. Dollars	29,867	CITIG	(431)
12/16/15	U.S. Dollars	40,156	Australian Dollars	57,000	CITIG	316
12/16/15	U.S. Dollars	17,021	Israeli Shekels	66,000	CITIG	178
12/16/15	U.S. Dollars	5,640	Singapore Dollars	8,000	CITIG	33
12/16/15	Euro	1,000	U.S. Dollars	1,129	CITIG	(10)

						$1,471,925

Emerging Markets Equity Fund
12/16/15	South Korean Won	2,670,000,000	U.S. Dollars	2,230,949	CITIG	$16,075
12/16/15	Columbian Peso	1,430,000,000	U.S. Dollars	455,632	CITIG	3,211
12/16/15	Chilean Peso	1,421,693,000	U.S. Dollars	2,032,745	CITIG	(5,147)
12/16/15	Columbian Peso	1,380,000,000	U.S. Dollars	456,518	CITIG	(13,719)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/16/15	South Korean Won	1,300,000,000	U.S. Dollars	1,095,934	CITIG	$(1,877)
12/16/15	South Korean Won	1,280,000,000	U.S. Dollars	1,097,770	CITIG	(20,545)
12/16/15	Columbian Peso	920,000,000	U.S. Dollars	306,207	CITIG	(11,008)
12/16/15	Columbian Peso	910,000,000	U.S. Dollars	292,465	CITIG	(475)
12/16/15	Hungarian Forint	814,233,577	U.S. Dollars	2,912,670	CITIG	(10,776)
12/16/15	South Korean Won	720,000,000	U.S. Dollars	610,562	CITIG	(4,623)
12/16/15	South Korean Won	710,000,000	U.S. Dollars	598,601	CITIG	(1,078)
12/16/15	Columbian Peso	650,000,000	U.S. Dollars	210,153	CITIG	(1,588)
12/16/15	Columbian Peso	640,000,000	U.S. Dollars	206,653	CITIG	(1,297)
12/16/15	Columbian Peso	620,000,000	U.S. Dollars	203,413	CITIG	(4,475)
12/16/15	South Korean Won	590,000,000	U.S. Dollars	500,672	CITIG	(4,139)
12/16/15	Chilean Peso	590,000,000	U.S. Dollars	849,018	CITIG	(7,569)
12/16/15	Chilean Peso	540,000,000	U.S. Dollars	783,067	CITIG	(12,927)
12/16/15	South Korean Won	490,000,000	U.S. Dollars	412,714	CITIG	(339)
12/16/15	Columbian Peso	460,000,000	U.S. Dollars	147,034	CITIG	566
12/16/15	Hungarian Forint	453,766,423	U.S. Dollars	1,621,122	CITIG	(3,918)
12/16/15	Columbian Peso	450,000,000	U.S. Dollars	144,719	CITIG	(328)
12/16/15	Columbian Peso	420,000,000	U.S. Dollars	132,765	CITIG	2,000
12/16/15	Columbian Peso	400,000,000	U.S. Dollars	130,019	CITIG	(1,671)
12/16/15	South Korean Won	380,000,000	U.S. Dollars	320,873	CITIG	(1,072)
12/16/15	South Korean Won	380,000,000	U.S. Dollars	322,418	CITIG	(2,617)
12/16/15	South Korean Won	320,000,000	U.S. Dollars	268,706	CITIG	600
12/16/15	Chilean Peso	250,000,000	U.S. Dollars	358,117	CITIG	(1,571)
12/16/15	Chilean Peso	140,000,000	U.S. Dollars	202,562	CITIG	(2,896)
12/16/15	Chilean Peso	120,000,000	U.S. Dollars	172,849	CITIG	(1,707)
12/16/15	Chilean Peso	87,409,000	U.S. Dollars	125,264	CITIG	(602)
12/16/15	Indian Rupees	75,000,000	U.S. Dollars	1,122,083	CITIG	4,427
12/16/15	Columbian Peso	70,000,000	U.S. Dollars	22,293	CITIG	168
12/16/15	Indian Rupees	63,076,641	U.S. Dollars	932,678	CITIG	14,741
12/16/15	Indian Rupees	62,871,682	U.S. Dollars	932,405	CITIG	11,936
12/16/15	Indian Rupees	62,723,794	U.S. Dollars	930,350	CITIG	11,770
12/16/15	Taiwan Dollars	60,700,000	U.S. Dollars	1,872,879	CITIG	(28,554)
12/16/15	South Korean Won	60,000,000	U.S. Dollars	50,535	CITIG	(40)
12/16/15	South Korean Won	60,000,000	U.S. Dollars	51,095	CITIG	(600)
12/16/15	Indian Rupees	31,785,534	U.S. Dollars	467,712	CITIG	9,711
12/16/15	Indian Rupees	31,495,695	U.S. Dollars	465,606	CITIG	7,464
12/16/15	Indian Rupees	31,458,678	U.S. Dollars	466,472	CITIG	6,041
12/16/15	Chilean Peso	30,000,000	U.S. Dollars	43,290	CITIG	(505)
12/16/15	Indian Rupees	23,748,976	U.S. Dollars	352,126	CITIG	4,587
12/16/15	Taiwan Dollars	19,300,000	U.S. Dollars	592,664	CITIG	(6,248)
12/16/15	Indian Rupees	17,000,000	U.S. Dollars	252,152	CITIG	3,190
12/16/15	Hong Kong Dollars	16,400,000	U.S. Dollars	2,116,171	CITIG	(158)
12/16/15	Czech Republic Koruna	14,633,815	U.S. Dollars	609,287	CITIG	(6,344)
12/16/15	Israeli Shekels	14,450,000	U.S. Dollars	3,666,271	CITIG	21,313
12/16/15	Mexican Pesos	13,100,000	U.S. Dollars	756,307	CITIG	13,757
12/16/15	Czech Republic Koruna	11,810,875	U.S. Dollars	492,779	CITIG	(6,147)
12/16/15	Hong Kong Dollars	11,400,000	U.S. Dollars	1,470,879	CITIG	8
12/16/15	Mexican Pesos	10,900,000	U.S. Dollars	634,506	CITIG	6,235
12/16/15	Czech Republic Koruna	10,566,508	U.S. Dollars	439,175	CITIG	(3,814)
12/16/15	Czech Republic Koruna	10,519,807	U.S. Dollars	438,690	CITIG	(5,253)
12/16/15	Hong Kong Dollars	10,335,944	U.S. Dollars	1,333,314	CITIG	283
12/16/15	Taiwan Dollars	9,278,000	U.S. Dollars	284,774	CITIG	(2,869)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/16/15	Hong Kong Dollars	8,751,056	U.S. Dollars	1,129,115	CITIG	$(8)
12/16/15	Polish Zloty	8,439,794	U.S. Dollars	2,214,567	CITIG	1,284
12/16/15	Malaysian Ringgits	8,075,000	U.S. Dollars	1,942,051	CITIG	(114,225)
12/16/15	Czech Republic Koruna	7,800,000	U.S. Dollars	326,440	CITIG	(5,064)
12/16/15	Brazilian Reals	7,780,000	U.S. Dollars	1,885,364	CITIG	24,021
12/16/15	Czech Republic Koruna	7,700,000	U.S. Dollars	324,556	CITIG	(7,300)
12/16/15	Indonesian Rupiahs	7,584,000	U.S. Dollars	510	CITIG	(9)
12/16/15	Thailand Baht	6,300,000	U.S. Dollars	176,154	CITIG	(3,076)
12/16/15	Taiwan Dollars	6,100,000	U.S. Dollars	187,691	CITIG	(2,347)
12/16/15	Czech Republic Koruna	5,700,000	U.S. Dollars	239,059	CITIG	(4,207)
12/16/15	Turkish Lira	5,548,293	U.S. Dollars	1,827,339	CITIG	(37,752)
12/16/15	Turkish Lira	5,320,000	U.S. Dollars	1,738,856	CITIG	(22,904)
12/16/15	Thailand Baht	5,230,000	U.S. Dollars	143,504	CITIG	178
12/16/15	Taiwan Dollars	5,200,000	U.S. Dollars	160,000	CITIG	(2,002)
12/16/15	Thailand Baht	4,600,000	U.S. Dollars	126,759	CITIG	(384)
12/16/15	Turkish Lira	4,354,597	U.S. Dollars	1,420,463	CITIG	(15,899)
12/16/15	U.S. Dollars	4,326,012	Mexican Pesos	73,421,852	CITIG	10,018
12/16/15	Turkish Lira	4,220,000	U.S. Dollars	1,365,757	CITIG	(4,607)
12/16/15	Polish Zloty	4,210,000	U.S. Dollars	1,139,757	CITIG	(34,431)
12/16/15	Polish Zloty	4,073,396	U.S. Dollars	1,076,625	CITIG	(7,164)
12/16/15	Czech Republic Koruna	3,968,995	U.S. Dollars	164,860	CITIG	(1,330)
12/16/15	U.S. Dollars	3,936,804	Mexican Pesos	66,824,148	CITIG	8,646
12/16/15	U.S. Dollars	3,915,446	Brazilian Reals	14,884,000	CITIG	262,579
12/16/15	Turkish Lira	3,864,608	U.S. Dollars	1,242,559	CITIG	3,961
12/16/15	Turkish Lira	3,748,684	U.S. Dollars	1,243,556	CITIG	(34,427)
12/16/15	Turkish Lira	3,473,889	U.S. Dollars	1,115,152	CITIG	5,342
12/16/15	Polish Zloty	3,251,810	U.S. Dollars	861,273	CITIG	(7,517)
12/16/15	Turkish Lira	2,726,929	U.S. Dollars	887,755	CITIG	(8,191)
12/16/15	Hong Kong Dollars	2,600,000	U.S. Dollars	335,536	CITIG	(70)
12/16/15	Czech Republic Koruna	2,600,000	U.S. Dollars	108,273	CITIG	(1,148)
12/16/15	U.S. Dollars	2,567,580	Columbian Peso	7,898,263,291	CITIG	33,273
12/16/15	Brazilian Reals	2,550,000	U.S. Dollars	690,221	CITIG	(64,394)
12/16/15	U.S. Dollars	2,527,435	Hong Kong Dollars	19,587,000	CITIG	219
12/16/15	Hong Kong Dollars	2,500,000	U.S. Dollars	322,506	CITIG	57
12/16/15	Singapore Dollars	2,120,000	U.S. Dollars	1,485,085	CITIG	740
12/16/15	Thailand Baht	1,900,000	U.S. Dollars	52,155	CITIG	43
12/16/15	Malaysian Ringgits	1,790,000	U.S. Dollars	423,418	CITIG	(18,241)
12/16/15	Hong Kong Dollars	1,700,000	U.S. Dollars	219,351	CITIG	(8)
12/16/15	Czech Republic Koruna	1,700,000	U.S. Dollars	70,254	CITIG	(211)
12/16/15	Czech Republic Koruna	1,600,000	U.S. Dollars	66,796	CITIG	(873)
12/16/15	U.S. Dollars	1,403,468	Mexican Pesos	23,700,000	CITIG	10,299
12/16/15	U.S. Dollars	1,362,046	Taiwan Dollars	44,607,000	CITIG	6,695
12/16/15	Brazilian Reals	1,320,000	U.S. Dollars	349,468	CITIG	(25,510)
12/16/15	Thailand Baht	1,200,000	U.S. Dollars	33,204	CITIG	(237)
12/16/15	U.S. Dollars	1,192,177	South Korean Won	1,416,902,000	CITIG	(263)
12/16/15	U.S. Dollars	1,161,492	Mexican Pesos	19,300,000	CITIG	26,970
12/16/15	U.S. Dollars	1,128,574	Brazilian Reals	4,510,000	CITIG	21,720
12/16/15	Turkish Lira	1,120,000	U.S. Dollars	357,323	CITIG	3,930
12/16/15	Mexican Pesos	1,100,000	U.S. Dollars	64,442	CITIG	220
12/16/15	Singapore Dollars	1,080,000	U.S. Dollars	761,344	CITIG	(4,415)
12/16/15	U.S. Dollars	1,062,523	South Korean Won	1,273,168,000	CITIG	(8,952)
12/16/15	Indian Rupees	1,000,000	U.S. Dollars	14,932	CITIG	88

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/16/15	U.S. Dollars	976,250	Indian Rupees	66,385,000	CITIG	$(20,861)
12/16/15	Czech Republic Koruna	900,000	U.S. Dollars	37,290	CITIG	(208)
12/16/15	U.S. Dollars	897,671	South Korean Won	1,065,087,000	CITIG	1,313
12/16/15	U.S. Dollars	886,637	Brazilian Reals	3,500,000	CITIG	27,659
12/16/15	Turkish Lira	880,000	U.S. Dollars	279,674	CITIG	4,168
12/16/15	U.S. Dollars	878,675	Turkish Lira	2,750,000	CITIG	(8,330)
12/16/15	U.S. Dollars	853,612	Mexican Pesos	14,500,000	CITIG	1,251
12/16/15	U.S. Dollars	824,252	Indian Rupees	55,060,000	CITIG	(2,757)
12/16/15	U.S. Dollars	812,524	South Korean Won	971,459,110	CITIG	(5,039)
12/16/15	Thailand Baht	800,000	U.S. Dollars	21,822	CITIG	156
12/16/15	Thailand Baht	800,000	U.S. Dollars	22,051	CITIG	(73)
12/16/15	Singapore Dollars	790,000	U.S. Dollars	555,484	CITIG	(1,804)
12/16/15	U.S. Dollars	759,685	Mexican Pesos	12,900,000	CITIG	1,378
12/16/15	U.S. Dollars	754,821	Polish Zloty	2,850,000	CITIG	6,559
12/16/15	U.S. Dollars	734,155	Mexican Pesos	12,400,000	CITIG	5,240
12/16/15	U.S. Dollars	721,922	Singapore Dollars	1,020,000	CITIG	7,045
12/16/15	U.S. Dollars	718,670	Brazilian Reals	2,930,000	CITIG	(417)
12/16/15	Thailand Baht	700,000	U.S. Dollars	19,236	CITIG	(5)
12/16/15	Czech Republic Koruna	700,000	U.S. Dollars	29,348	CITIG	(507)
12/16/15	U.S. Dollars	695,741	Hong Kong Dollars	5,393,000	CITIG	(92)
12/16/15	U.S. Dollars	676,526	South Korean Won	807,898,502	CITIG	(3,387)
12/16/15	U.S. Dollars	670,414	South Korean Won	791,019,277	CITIG	4,706
12/16/15	U.S. Dollars	665,921	South Korean Won	787,390,132	CITIG	3,268
12/16/15	U.S. Dollars	655,976	Indian Rupees	44,508,000	CITIG	(12,539)
12/16/15	U.S. Dollars	652,621	Columbian Peso	2,041,736,709	CITIG	(2,509)
12/16/15	U.S. Dollars	646,061	Mexican Pesos	10,900,000	CITIG	5,321
12/16/15	U.S. Dollars	608,954	South Korean Won	736,382,287	CITIG	(10,772)
12/16/15	U.S. Dollars	604,102	Brazilian Reals	2,430,000	CITIG	7,726
12/16/15	Hong Kong Dollars	600,000	U.S. Dollars	77,431	CITIG	(16)
12/16/15	Singapore Dollars	600,000	U.S. Dollars	426,158	CITIG	(5,641)
12/16/15	U.S. Dollars	576,213	South Korean Won	691,747,439	CITIG	(5,950)
12/16/15	U.S. Dollars	573,664	Polish Zloty	2,160,000	CITIG	6,561
12/16/15	U.S. Dollars	541,988	Brazilian Reals	2,075,000	CITIG	32,737
12/16/15	U.S. Dollars	535,400	Brazilian Reals	2,193,000	CITIG	(2,810)
12/16/15	U.S. Dollars	533,024	South Korean Won	632,196,738	CITIG	978
12/16/15	U.S. Dollars	522,545	Turkish Lira	1,620,000	CITIG	18
12/16/15	U.S. Dollars	501,147	Israeli Shekels	1,970,000	CITIG	(1,589)
12/16/15	Thailand Baht	500,000	U.S. Dollars	13,657	CITIG	80
12/16/15	Hong Kong Dollars	500,000	U.S. Dollars	64,516	CITIG	(4)
12/16/15	U.S. Dollars	497,545	Taiwan Dollars	16,210,000	CITIG	5,015
12/16/15	U.S. Dollars	483,777	Mexican Pesos	8,120,000	CITIG	6,455
12/16/15	U.S. Dollars	462,342	Thailand Baht	16,721,000	CITIG	2,969
12/16/15	U.S. Dollars	451,513	Hong Kong Dollars	3,500,000	CITIG	(76)
12/16/15	U.S. Dollars	432,723	Mexican Pesos	7,300,000	CITIG	3,603
12/16/15	U.S. Dollars	422,561	Hong Kong Dollars	3,276,000	CITIG	(126)
12/16/15	U.S. Dollars	418,417	Israeli Shekels	1,640,000	CITIG	(104)
12/16/15	U.S. Dollars	409,404	Polish Zloty	1,545,000	CITIG	3,768
12/16/15	Peruvian Nuevos Soles	404,000	U.S. Dollars	120,239	CITIG	1,867
12/16/15	Thailand Baht	400,000	U.S. Dollars	11,047	CITIG	(58)
12/16/15	Turkish Lira	380,000	U.S. Dollars	124,922	CITIG	(2,354)
12/16/15	U.S. Dollars	371,470	Philippine Peso	17,522,339	CITIG	(1,585)
12/16/15	U.S. Dollars	369,566	Philippine Peso	17,447,302	CITIG	(1,891)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/16/15	U.S. Dollars	360,674	Brazilian Reals	1,440,000	CITIG	$7,266
12/16/15	U.S. Dollars	341,811	Indonesian Rupiahs	5,053,673,000	CITIG	7,879
12/16/15	Singapore Dollars	340,000	U.S. Dollars	240,181	CITIG	(1,889)
12/16/15	U.S. Dollars	334,071	Turkish Lira	1,040,000	CITIG	(1,378)
12/16/15	U.S. Dollars	325,272	Mexican Pesos	5,500,000	CITIG	1,963
12/16/15	Brazilian Reals	320,000	U.S. Dollars	75,415	CITIG	3,120
12/16/15	U.S. Dollars	318,490	Brazilian Reals	1,260,000	CITIG	9,258
12/16/15	U.S. Dollars	309,653	Philippine Peso	14,739,576	CITIG	(4,156)
12/16/15	U.S. Dollars	309,585	Hong Kong Dollars	2,400,000	CITIG	(75)
12/16/15	U.S. Dollars	302,512	Israeli Shekels	1,190,000	CITIG	(1,172)
12/16/15	U.S. Dollars	300,070	Philippine Peso	14,179,901	CITIG	(1,823)
12/16/15	Thailand Baht	300,000	U.S. Dollars	8,174	CITIG	68
12/16/15	Hong Kong Dollars	300,000	U.S. Dollars	38,714	CITIG	(7)
12/16/15	Hong Kong Dollars	300,000	U.S. Dollars	38,734	CITIG	(26)
12/16/15	Thailand Baht	300,000	U.S. Dollars	8,273	CITIG	(31)
12/16/15	U.S. Dollars	282,251	Indonesian Rupiahs	4,201,305,000	CITIG	4,641
12/16/15	U.S. Dollars	277,986	Philippine Peso	13,083,502	CITIG	(564)
12/16/15	U.S. Dollars	270,672	South Korean Won	322,182,515	CITIG	(471)
12/16/15	U.S. Dollars	270,328	Thailand Baht	9,894,000	CITIG	(1,488)
12/16/15	U.S. Dollars	266,784	Indian Rupees	18,000,000	CITIG	(3,579)
12/16/15	U.S. Dollars	257,924	Hong Kong Dollars	2,000,000	CITIG	(126)
12/16/15	U.S. Dollars	248,036	Polish Zloty	940,000	CITIG	1,240
12/16/15	U.S. Dollars	243,372	Taiwan Dollars	7,895,000	CITIG	3,489
12/16/15	U.S. Dollars	242,932	Turkish Lira	730,000	CITIG	7,473
12/16/15	Singapore Dollars	230,000	U.S. Dollars	163,951	CITIG	(2,753)
12/16/15	U.S. Dollars	228,486	Brazilian Reals	900,000	CITI	7,606
12/16/15	Chilean Peso	225,000	U.S. Dollars	321	CITIG	—
12/16/15	U.S. Dollars	217,106	Thailand Baht	7,867,000	CITIG	978
12/16/15	U.S. Dollars	216,734	Israeli Shekels	850,000	CITIG	(183)
12/16/15	U.S. Dollars	214,027	Philippine Peso	10,100,000	CITIG	(1,004)
12/16/15	U.S. Dollars	205,430	Brazilian Reals	870,000	CITIG	(8,088)
12/16/15	U.S. Dollars	204,386	Malaysian Ringgits	876,000	CITIG	6,098
12/16/15	Thailand Baht	200,000	U.S. Dollars	5,481	CITIG	13
12/16/15	Thailand Baht	200,000	U.S. Dollars	5,544	CITIG	(49)
12/16/15	U.S. Dollars	193,472	Hong Kong Dollars	1,500,000	CITIG	(66)
12/16/15	U.S. Dollars	193,458	Hong Kong Dollars	1,500,000	CITIG	(80)
12/16/15	U.S. Dollars	193,082	Philippine Peso	9,100,000	CITIG	(659)
12/16/15	U.S. Dollars	188,918	Philippine Peso	8,900,000	CITIG	(565)
12/16/15	U.S. Dollars	185,233	Indonesian Rupiahs	2,767,944,000	CITIG	2,336
12/16/15	U.S. Dollars	184,901	Philippine Peso	8,727,380	CITIG	(907)
12/16/15	U.S. Dollars	179,790	Mexican Pesos	3,000,000	CITIG	3,440
12/16/15	U.S. Dollars	172,906	Turkish Lira	533,000	CITIG	988
12/16/15	U.S. Dollars	154,758	Mexican Pesos	2,600,000	CITIG	1,921
12/16/15	U.S. Dollars	150,751	Turkish Lira	472,000	CITIG	(1,491)
12/16/15	U.S. Dollars	141,926	Hong Kong Dollars	1,100,000	CITIG	(2)
12/16/15	U.S. Dollars	141,911	Hong Kong Dollars	1,100,000	CITIG	(16)
12/16/15	U.S. Dollars	120,258	Indonesian Rupiahs	1,759,382,060	CITIG	4,003
12/16/15	U.S. Dollars	120,008	Polish Zloty	450,000	CITIG	1,861
12/16/15	Peruvian Nuevos Soles	120,000	U.S. Dollars	36,838	CITIG	(569)
12/16/15	U.S. Dollars	103,749	Indian Rupees	7,000,000	CITIG	(1,392)
12/16/15	Indian Rupees	101,000	U.S. Dollars	1,502	CITIG	15
12/16/15	Thailand Baht	100,000	U.S. Dollars	2,743	CITIG	5

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/16/15	U.S. Dollars	95,543	Indonesian Rupiahs	1,406,881,754	CITIG	$2,581
12/16/15	U.S. Dollars	90,315	Hong Kong Dollars	700,000	CITIG	(3)
12/16/15	U.S. Dollars	90,030	Indonesian Rupiahs	1,331,103,374	CITIG	2,075
12/16/15	U.S. Dollars	82,992	Mexican Pesos	1,419,000	CITIG	(422)
12/16/15	U.S. Dollars	82,985	Turkish Lira	250,000	CITIG	2,348
12/16/15	Peruvian Nuevos Soles	80,000	U.S. Dollars	24,224	CITIG	(45)
12/16/15	U.S. Dollars	79,314	Malaysian Ringgits	347,000	CITIG	769
12/16/15	U.S. Dollars	77,396	Hong Kong Dollars	600,000	CITIG	(19)
12/16/15	U.S. Dollars	67,556	Turkish Lira	210,000	CITIG	(179)
12/16/15	U.S. Dollars	66,111	Taiwan Dollars	2,142,000	CITIG	1,028
12/16/15	U.S. Dollars	64,489	Hong Kong Dollars	500,000	CITIG	(24)
12/16/15	U.S. Dollars	60,156	Indonesian Rupiahs	880,689,261	CITIG	1,963
12/16/15	U.S. Dollars	60,107	Indonesian Rupiahs	887,177,763	CITIG	1,484
12/16/15	U.S. Dollars	46,942	Thailand Baht	1,700,000	CITIG	238
12/16/15	U.S. Dollars	44,111	Chilean Peso	30,492,000	CITIG	624
12/16/15	U.S. Dollars	44,060	Brazilian Reals	173,000	CITIG	1,602
12/16/15	U.S. Dollars	43,956	Thailand Baht	1,600,000	CITIG	(1)
12/16/15	U.S. Dollars	42,246	Malaysian Ringgits	190,000	CITIG	(762)
12/16/15	U.S. Dollars	39,383	Turkish Lira	119,000	CITIG	1,000
12/16/15	Peruvian Nuevos Soles	30,000	U.S. Dollars	8,876	CITIG	192
12/16/15	U.S. Dollars	27,520	Brazilian Reals	110,000	CITIG	524
12/16/15	U.S. Dollars	27,315	Polish Zloty	103,000	CITIG	273
12/16/15	U.S. Dollars	22,128	Thailand Baht	800,000	CITIG	149
12/16/15	U.S. Dollars	21,715	Thailand Baht	800,000	CITIG	(263)
12/16/15	Peruvian Nuevos Soles	20,000	U.S. Dollars	6,040	CITIG	5
12/16/15	U.S. Dollars	19,215	Thailand Baht	700,000	CITIG	(16)
12/16/15	U.S. Dollars	16,483	Thailand Baht	600,000	CITIG	—
12/16/15	U.S. Dollars	14,002	Malaysian Ringgits	60,000	CITIG	421
12/16/15	U.S. Dollars	13,778	Thailand Baht	500,000	CITIG	42
12/16/15	U.S. Dollars	11,724	Indonesian Rupiahs	178,025,000	CITIG	(40)
12/16/15	Taiwan Dollars	11,000	U.S. Dollars	333	CITIG	1
12/16/15	U.S. Dollars	10,969	Mexican Pesos	186,000	CITIG	35
12/16/15	U.S. Dollars	10,875	Thailand Baht	396,000	CITIG	(5)
12/16/15	U.S. Dollars	10,611	Philippine Peso	500,000	CITIG	(34)
12/16/15	Peruvian Nuevos Soles	10,000	U.S. Dollars	2,995	CITIG	27
12/16/15	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,070	CITIG	(47)
12/16/15	U.S. Dollars	9,031	Peruvian Nuevos Soles	30,000	CITIG	(37)
12/16/15	U.S. Dollars	8,230	Thailand Baht	300,000	CITIG	(12)
12/16/15	Brazilian Reals	8,000	U.S. Dollars	1,922	CITIG	42
12/16/15	U.S. Dollars	7,731	Mexican Pesos	131,000	CITIG	30
12/16/15	U.S. Dollars	6,087	Peruvian Nuevos Soles	20,000	CITIG	42
12/16/15	U.S. Dollars	5,868	Peruvian Nuevos Soles	20,000	CITIG	(177)
12/16/15	U.S. Dollars	5,806	Peruvian Nuevos Soles	20,000	CITIG	(239)
12/16/15	U.S. Dollars	5,333	Mexican Pesos	90,000	CITIG	42
12/16/15	U.S. Dollars	5,179	Indian Rupees	347,000	CITIG	(33)
12/16/15	Brazilian Reals	4,000	U.S. Dollars	1,004	CITIG	(22)
12/16/15	U.S. Dollars	3,866	Brazilian Reals	15,000	CITIG	185
12/16/15	U.S. Dollars	3,031	Peruvian Nuevos Soles	10,000	CITIG	9
12/16/15	U.S. Dollars	3,009	Peruvian Nuevos Soles	10,000	CITIG	(13)
12/16/15	U.S. Dollars	2,999	Peruvian Nuevos Soles	10,000	CITIG	(24)
12/16/15	U.S. Dollars	2,996	Peruvian Nuevos Soles	10,000	CITIG	(27)
12/16/15	U.S. Dollars	2,976	Peruvian Nuevos Soles	10,000	CITIG	(46)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/16/15	U.S. Dollars	2,963	Peruvian Nuevos Soles	10,000	CITIG	$(59)
12/16/15	U.S. Dollars	2,531	Mexican Pesos	43,000	CITIG	3
12/16/15	U.S. Dollars	1,095	Chilean Peso	761,000	CITIG	10
12/16/15	U.S. Dollars	1,038	Indian Rupees	70,000	CITIG	(14)
12/17/15	South African Rand	17,946,863	U.S. Dollars	1,296,463	CITIG	(19,666)
12/17/15	South African Rand	16,405,137	U.S. Dollars	1,181,676	CITIG	(14,562)
12/17/15	South African Rand	5,700,000	U.S. Dollars	424,839	CITIG	(19,323)
12/17/15	U.S. Dollars	585,086	South African Rand	7,800,000	CITIG	30,169
12/17/15	U.S. Dollars	538,048	South African Rand	7,551,000	CITIG	846
12/17/15	U.S. Dollars	404,936	South African Rand	5,600,000	CITIG	6,534
12/17/15	U.S. Dollars	371,987	South African Rand	5,100,000	CITIG	9,157
12/17/15	U.S. Dollars	284,430	South African Rand	4,000,000	CITIG	(142)
12/17/15	U.S. Dollars	266,196	South African Rand	3,641,000	CITIG	7,164
12/17/15	U.S. Dollars	248,459	South African Rand	3,400,000	CITIG	6,572
12/17/15	U.S. Dollars	194,600	South African Rand	2,700,000	CITIG	2,514
12/17/15	U.S. Dollars	151,343	South African Rand	2,100,000	CITIG	1,942
12/17/15	U.S. Dollars	66,965	South African Rand	900,000	CITIG	2,936
12/17/15	U.S. Dollars	43,758	South African Rand	599,000	CITIG	1,143
12/17/15	U.S. Dollars	35,575	South African Rand	500,000	CITIG	3

						$62,561

Inflation Protected Bond Fund
10/05/15	Japanese Yen	55,865,287	U.S. Dollars	464,832	GSC	$877
10/05/15	Japanese Yen	28,182,713	U.S. Dollars	234,497	GSC	442
10/05/15	U.S. Dollars	6,604,210	Euro	5,886,000	UBS	26,663
10/05/15	U.S. Dollars	273,185	Euro	245,000	SS	(600)
10/05/15	U.S. Dollars	196,264	Japanese Yen	23,702,500	BAR	(1,327)
10/05/15	U.S. Dollars	195,518	Japanese Yen	23,702,500	UBS	(2,073)
10/05/15	U.S. Dollars	56,552	Euro	50,000	BOA	678
10/05/15	Euro	53,000	U.S. Dollars	59,750	MSCS	(523)
10/05/15	Euro	50,000	U.S. Dollars	55,999	RBS	(125)
10/15/15	Japanese Yen	158,866,663	Australian Dollars	1,735,000	JPM	107,745
10/15/15	Australian Dollars	1,675,000	Japanese Yen	152,839,730	BNP	(99,576)
10/19/15	Japanese Yen	221,883,622	U.S. Dollars	1,851,947	BAR	(1,944)
10/19/15	Japanese Yen	209,145,801	U.S. Dollars	1,748,053	DEUT	(4,255)
10/20/15	Mexican Pesos	23,305,000	U.S. Dollars	1,380,383	BAR	(4,193)
10/20/15	U.S. Dollars	3,085,353	New Zealand Dollars	4,639,000	HSBC	124,126
10/20/15	U.S. Dollars	3,041,863	Mexican Pesos	48,466,000	BNP	179,883
10/20/15	New Zealand Dollars	915,000	U.S. Dollars	588,889	SC	(4,814)
10/20/15	New Zealand Dollars	522,000	U.S. Dollars	330,533	CITI	2,676
10/20/15	New Zealand Dollars	412,000	U.S. Dollars	260,225	GSC	2,768
10/20/15	Canadian Dollars	202,000	U.S. Dollars	152,283	RBS	(932)
10/20/15	Canadian Dollars	132,362	U.S. Dollars	100,000	GSC	(826)
10/20/15	Canadian Dollars	60,000	U.S. Dollars	45,250	CITI	(294)
11/04/15	U.S. Dollars	6,810,405	Euro	6,078,000	BAR	25,840
11/10/15	Australian Dollars	645,000	U.S. Dollars	462,819	DEUT	(11,114)
11/10/15	U.S. Dollars	460,551	Australian Dollars	645,000	BNP	8,846
11/10/15	U.S. Dollars	447,517	Australian Dollars	640,000	BNP	(686)
12/08/15	U.S. Dollars	3,022,707	Euro	2,670,000	UBS	35,736
12/08/15	U.S. Dollars	3,014,335	Euro	2,635,000	HSBC	66,518
12/08/15	Euro	2,635,000	U.S. Dollars	2,956,518	CITI	(8,701)
12/08/15	Euro	2,635,000	U.S. Dollars	2,981,819	UBS	(34,002)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/08/15	Euro	2,600,000	U.S. Dollars	2,934,854	UBS	$(26,193)
12/08/15	U.S. Dollars	1,522,911	Euro	1,350,000	CITI	12,644
12/08/15	U.S. Dollars	1,480,237	Euro	1,310,000	BNP	14,719
12/08/15	Euro	1,405,000	U.S. Dollars	1,577,604	CITI	(5,808)
12/08/15	Euro	1,335,000	U.S. Dollars	1,500,600	DEUT	(7,114)
12/08/15	Euro	1,335,000	U.S. Dollars	1,501,739	HSBC	(8,253)
12/08/15	Euro	690,000	U.S. Dollars	767,517	DEUT	4,397
12/08/15	Euro	690,000	U.S. Dollars	769,510	DEUT	2,404
12/08/15	Euro	140,000	U.S. Dollars	157,093	CITI	(472)
12/15/15	Canadian Dollars	548,219	British Pounds	270,000	DEUT	2,357
12/15/15	Canadian Dollars	495,000	British Pounds	996,257	CITI	(6,714)
12/15/15	British Pounds	485,000	Canadian Dollars	995,399	BAR	(12,201)
12/15/15	British Pounds	270,000	Canadian Dollars	551,854	GSC	(5,080)
03/22/16	Swedish Kronor	19,131,237	Switzerland Francs	2,239,274	DEUT	(17,893)
03/22/16	Switzerland Francs	2,239,274	Swedish Kronor	19,133,029	JPM	17,678

						$371,284

6. FEDERAL INCOME TAXES

At September 30, 2015, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$100,961,229	$(6,434,288)	$—	$(6,434,288)
MyDestination 2015	505,128,926	(44,397,883)	—	(44,397,883)
MyDestination 2025	742,678,115	(77,655,407)	—	(77,655,407)
MyDestination 2035	417,456,864	(52,789,071)	—	(52,789,071)
MyDestination 2045	302,018,227	(41,799,066)	—	(41,799,066)
MyDestination 2055	36,686,472	(4,587,566)	—	(4,587,566)
Conservative Allocation	316,573,698	(20,130,168)	—	(20,130,168)
Balanced Allocation	1,299,643,337	(128,003,011)	—	(128,003,011)
Growth Allocation	969,639,906	(121,392,599)	—	(121,392,599)
Aggressive Allocation	870,181,147	(106,570,098)	—	(106,570,098)
Conservative Allocation I	78,274,653	(7,186,658)	—	(7,186,658)
Balanced Allocation I	388,743,963	(51,966,138)	—	(51,966,138)
Growth Allocation I	278,166,944	(35,841,096)	—	(35,841,096)
Aggressive Allocation I	186,472,839	(22,761,423)	—	(22,761,423)
Money Market	1,226,512,040	—	—	—
Low-Duration Bond	986,294,199	(7,674,841)	2,423,951	(10,098,792)
Medium-Duration Bond	1,105,023,954	(7,527,854)	14,537,258	(22,065,112)
Extended-Duration Bond	275,116,141	6,469,951	17,140,345	(10,670,394)
Global Bond	472,017,863	(25,493,252)	11,957,843	(37,451,095)
Defensive Market Strategies	675,394,392	11,941,837	33,639,882	(21,698,045)
Equity Index	500,203,587	106,764,597	120,454,491	(13,689,894)
Value Equity	1,241,703,652	73,358,707	155,457,468	(82,098,761)
Growth Equity	1,403,892,725	127,513,073	200,888,829	(73,375,756)
Small Cap Equity	672,708,102	(5,026,389)	53,859,700	(58,886,089)
International Equity Index	113,220,108	(13,889,760)	568,770	(14,458,530)

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
International Equity	$1,423,495,863	$(81,329,320)	$78,389,598	$(159,718,918)
Emerging Markets Equity	357,451,317	(75,977,705)	10,789,057	(86,766,762)
Inflation Protected Bond	309,003,225	(6,090,419)	5,342,601	(11,433,020)
Flexible Income	152,922,792	(5,222,250)	186,768	(5,409,018)
Real Assets	43,987,114	(7,942,026)	—	(7,942,026)
Real Estate Securities	289,016,190	(12,786,580)	3,695,279	(16,481,859)
Global Natural Resources	425,998,934	(146,714,141)	718,160	(147,432,301)

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of losses on straddles, gains on constructive sales and investments in PFIC’s, partnerships and other securities with book and tax cost differences.

7. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. RECENT SEC RULE AMENDMENT

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented may affect the Money Market Fund’s operations and return potential.

9. REGULATORY EXAMINATIONS

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the Schedules of Investments were available to be issued. All subsequent events determined to be relevant and material to the Schedules of Investments have been appropriately recorded or disclosed.

On August 18, 2015, the Board of Trustees approved the merger of the Conservative Allocation I, Balanced Allocation I, Growth Allocation I and Aggressive Allocation I Funds into the Conservative Allocation, Balanced Allocation, Growth Allocation and Aggressive Allocation Funds, respectively. The merger was completed on November 20, 2015, creating an Institutional Share Class in the Conservative Allocation, Balanced Allocation, Growth Allocation and Aggressive Allocation Funds. With this merger, a shareholder of Conservative Allocation I, Balanced Allocation I, Growth Allocation I and Aggressive Allocation I Funds automatically became an Institutional shareholder of the Conservative Allocation, Balanced Allocation, Growth Allocation and Aggressive Allocation Funds, respectively.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date 11-24-2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date 11-24-2015

By (Signature and Title)*	/s/ Patrick Pattison
Patrick Pattison, Vice President and Treasurer
(principal financial officer)

Date 11-24-2015

*	Print the name and title of each signing officer under his or her signature.